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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2013

Cash Management Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
61	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2013. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Policy concerns continued to dominate the macroeconomic landscape during the 12 months covered by this report.

The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, committing to keep interest rates at this level at least until unemployment falls to

6.5% and long-term inflation expectations do not rise above 2.5%.1 In December 2012, the Fed ended Operation Twist, which had lifted short-term interest rates, and began a third round of quantitative easing, which included $85 billion1 monthly purchases of Treasuries and mortgage-backed securities. This effort, which aimed to keep long-term interest rates low, also meant that money market funds continued to operate in an ultra-low interest rate environment.

In late 2012 and early 2013, attention turned to fiscal policy and concern over the “fiscal cliff” – economic developments that, if not addressed, could have had dire effects on the US economy. A last-minute package of $650 billion2 in combined tax increases and spending cuts, the American Taxpayer Relief Act of 2012, averted the fiscal cliff and its potential drag on the US economy. It also contributed to some of the best news to come out of Washington of late, a lower-than-expected federal deficit. At $642 billion, the 2013 federal deficit would be the smallest deficit since 2008 – an impressive 41% lower than the 2012 figure of $1.087 trillion.3 As a share of the economy, the 2013 deficit would represent 4.0% of gross domestic product, down significantly from 10.1% in 2009.3

Toward the end of the reporting period, uncertainty re-emerged as the Fed announced its intention to taper, or slow down, its asset purchases. This sparked concern about imminently rising interest rates.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1   Source: US Federal Reserve

2   Source: Reuters

3   Source: Congressional Budget Office

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

  Cash Management Class data as of 8/31/13

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	38 days	66 days	$744.3 million
STIC Prime	9 - 23 days	17 days	20 days	451.1 million
Treasury	27 - 50 days	41 days	41 days	6.2 billion
Government & Agency	21 - 49 days	37 days	57 days	635.0 million
Government TaxAdvantage	23 - 48 days	44 days	48 days	31.5 million
Tax-Free Cash Reserve	17 - 29 days	29 days	29 days	107.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/13

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-4, 6-17	Treasury Portfolio 1, 7-11, 13, 14, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 16, 17
1 - 7	32.7%	43.8%	50.5%	55.0%	21.7%	87.9%
8 - 30	13.9	34.4	3.7	1.1	27.2	0.0
31 - 60	20.1	21.8	14.5	15.4	25.3	2.6
61 - 90	9.2	0.0	13.7	5.3	5.6	0.4
91 - 180	16.3	0.0	14.8	14.1	19.0	4.0
181+	7.8	0.0	2.8	9.1	1.2	5.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed, possibly negatively impacting its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.06%(a)
Asset-Backed Securities–Consumer Receivables–3.94%
Barton Capital LLC(b)(c)	0.21%	10/21/13	$60,000	$60,000,000
Bryant Park Funding LLC(b)	0.07%	09/03/13	50,000	49,999,805
Old Line Funding, LLC(b)	0.22%	11/01/13	50,000	49,981,360
Old Line Funding, LLC(b)	0.23%	10/15/13	44,700	44,687,434
Old Line Funding, LLC(b)	0.24%	11/15/13	100,000	99,950,000
Old Line Funding, LLC(b)	0.24%	01/15/14	88,000	87,920,213
Old Line Funding, LLC(b)	0.25%	10/09/13	50,000	49,986,806
Old Line Funding, LLC(b)	0.25%	10/21/13	40,000	39,986,111
Salisbury Receivables Co. LLC(b)	0.16%	10/08/13	44,000	43,992,764
Salisbury Receivables Co. LLC(b)	0.18%	09/17/13	50,000	49,996,000
Sheffield Receivables Corp.(b)	0.17%	10/07/13	50,000	49,991,500
Sheffield Receivables Corp.(b)	0.17%	10/16/13	54,000	53,988,525
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	44,000	43,997,800
Thunder Bay Funding, LLC(b)	0.20%	10/03/13	50,000	49,991,111
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	30,000	29,993,667
Thunder Bay Funding, LLC(b)	0.25%	10/21/13	50,000	49,982,639
				854,445,735

Asset-Backed Securities–Diversified Banks–2.74%
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,879,875
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,877,085
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,851,800
Collateralized Commercial Paper II Co., LLC(b)	0.30%	12/05/13	130,000	129,897,083
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,858,175
				595,364,018

Asset-Backed Securities–Fully Supported–1.82%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.23%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	11/21/13	20,000	19,989,650
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	02/13/14	50,000	49,947,292
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	11/20/13	38,000	37,979,733
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	01/10/14	71,000	70,937,993
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.25%	11/13/13	180,000	180,000,000
				393,854,668

Asset-Backed Securities–Fully Supported Bank–5.29%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/11/13	50,000	49,998,056
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/24/13	55,900	55,895,000
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/26/13	37,200	37,196,383
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/03/13	100,000	99,998,945
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/17/13	70,000	69,994,089
Concord Minutemen Capital Co., LLC;–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	150,000	149,998,083
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.22%	09/19/13	75,000	74,991,750
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/10/13	75,000	74,995,688
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	09/23/13	40,000	39,995,600
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.19%	11/05/13	100,000	99,965,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	$25,000	$24,999,681
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/17/13	25,000	24,997,444
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.22%	10/21/13	20,000	19,993,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/09/13	100,000	99,994,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/12/13	50,000	49,996,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(d)	0.16%	09/16/13	40,000	39,997,333
Matchpoint Master Trust (CEP–BNP Paribas)(b)(d)	0.20%	09/12/13	50,000	49,996,944
Victory Receivables Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	10/02/13	65,000	64,989,925
Working Capital Management L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.18%	10/02/13	20,000	19,996,900
				1,147,992,779

Asset-Backed Securities–Multi-Purpose–8.64%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	53,000	52,994,700
Chariot Funding, LLC(b)	0.24%	11/07/13	50,000	49,977,667
Chariot Funding, LLC(b)	0.24%	11/08/13	90,000	89,959,200
Chariot Funding, LLC(b)	0.24%	12/05/13	50,000	49,968,333
Chariot Funding, LLC(b)	0.24%	12/17/13	100,000	99,928,667
Chariot Funding, LLC(b)	0.24%	01/06/14	50,000	49,957,667
Chariot Funding, LLC(b)	0.24%	01/16/14	50,000	49,954,333
Chariot Funding, LLC(b)	0.25%	10/16/13	50,000	49,984,375
Chariot Funding, LLC(b)	0.25%	11/01/13	50,000	49,978,819
Chariot Funding, LLC(b)	0.27%	09/04/13	50,000	49,998,875
CHARTA, LLC(b)	0.15%	10/03/13	48,000	47,993,600
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	50,000	49,989,917
Jupiter Securitization Co. LLC(b)	0.23%	09/18/13	50,000	49,994,569
Jupiter Securitization Co. LLC(b)	0.24%	11/26/13	50,000	49,971,333
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	30,000	29,981,000
Jupiter Securitization Co. LLC(b)	0.24%	02/05/14	50,000	49,947,667
Jupiter Securitization Co. LLC(b)	0.24%	02/25/14	50,000	49,941,000
Jupiter Securitization Co. LLC(b)	0.27%	09/03/13	75,000	74,998,875
Jupiter Securitization Co. LLC(b)	0.27%	09/04/13	50,000	49,998,875
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	22,500	22,468,125
Mont Blanc Capital Corp.(b)(d)	0.21%	11/08/13	25,000	24,990,083
Mont Blanc Capital Corp.(b)(d)	0.26%	09/09/13	54,730	54,726,838
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/10/13	45,000	44,998,088
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/16/13	50,000	49,996,458
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	10/08/13	100,000	99,982,528
Regency Markets No. 1 LLC(b)(d)	0.14%	09/05/13	86,809	86,807,650
Regency Markets No. 1 LLC(b)(d)	0.15%	09/13/13	50,000	49,997,500
Regency Markets No. 1 LLC(b)(d)	0.15%	09/16/13	50,000	49,996,875
Regency Markets No. 1 LLC(b)(d)	0.15%	09/20/13	220,000	219,982,583
Scaldis Capital Ltd./LLC(b)(d)	0.17%	09/17/13	25,000	24,998,111
Scaldis Capital Ltd./LLC(b)(d)	0.22%	09/03/13	100,000	99,998,778
				1,874,463,089

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding, LLC(b)	0.13%	09/20/13	25,003	25,001,285
Market Street Funding, LLC(b)	0.15%	10/03/13	43,550	43,544,193
Market Street Funding, LLC(b)	0.16%	09/30/13	62,572	62,563,935
Market Street Funding, LLC(b)	0.17%	10/01/13	53,132	53,124,473
				184,233,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–0.97%
Toyota Motor Credit Corp.(d)	0.25%	09/04/13	$150,000	$149,996,875
Toyota Motor Credit Corp.(d)	0.27%	01/03/14	60,000	59,944,200
				209,941,075

Diversified Banks–16.43%
Barclays Bank PLC(b)(d)	0.52%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.24%	09/03/13	150,000	149,998,000
BNZ International Funding Ltd.(b)(d)	0.19%	09/13/13	96,000	95,993,920
BNZ International Funding Ltd.(b)(d)	0.20%	10/11/13	74,750	74,733,389
DBS Bank Ltd.(b)(d)	0.26%	09/10/13	50,000	49,996,812
DBS Bank Ltd.(b)(d)	0.26%	09/12/13	100,000	99,992,208
DBS Bank Ltd.(b)(d)	0.26%	09/13/13	80,000	79,993,200
DBS Bank Ltd.(b)(d)	0.27%	10/04/13	110,000	109,972,775
Dexia Credit Local S.A.(d)	0.30%	11/12/13	50,000	49,970,000
Dexia Credit Local S.A.(d)	0.34%	12/12/13	75,000	74,927,750
Dexia Credit Local S.A.(d)	0.40%	02/12/14	65,000	64,881,555
Dexia Credit Local S.A.(d)	0.40%	02/14/14	41,000	40,924,378
Dexia Credit Local S.A.(d)	0.40%	02/14/14	140,000	139,741,778
ING (US) Funding LLC(d)	0.22%	11/01/13	60,000	59,978,142
ING (US) Funding LLC(d)	0.24%	09/23/13	60,000	59,991,383
Lloyds TSB Bank PLC(d)	0.14%	09/03/13	200,000	199,998,444
Lloyds TSB Bank PLC(d)	0.14%	09/06/13	50,000	49,999,028
Lloyds TSB Bank PLC(d)	0.14%	09/30/13	40,000	39,995,489
Mizuho Funding, LLC(b)(d)	0.17%	09/18/13	70,000	69,994,546
Mizuho Funding, LLC(b)(d)	0.21%	11/07/13	40,000	39,984,367
Mizuho Funding, LLC(b)(d)	0.23%	12/03/13	50,000	49,970,937
Mizuho Funding, LLC(b)(d)	0.25%	01/06/14	50,000	49,955,903
Mizuho Funding, LLC(b)(d)	0.25%	01/08/14	100,000	99,910,417
National Australia Funding Delaware Inc.(b)(d)	0.14%	11/05/13	140,000	139,964,611
National Australia Funding Delaware Inc.(b)(d)	0.15%	10/25/13	100,000	99,977,500
National Australia Funding Delaware Inc.(b)(d)	0.15%	11/12/13	100,000	99,971,000
National Australia Funding Delaware Inc.(b)(d)	0.17%	09/12/13	50,000	49,997,403
National Australia Funding Delaware Inc.(b)(d)	0.17%	10/07/13	100,000	99,983,000
Natixis US Finance Co., LLC(d)	0.13%	09/05/13	50,000	49,999,278
Oversea–Chinese Banking Corp. Ltd.(d)	0.18%	09/18/13	50,000	49,995,750
Oversea–Chinese Banking Corp. Ltd.(d)	0.20%	09/03/13	100,000	99,998,889
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Societe Generale North America, Inc.(d)	0.12%	09/11/13	100,000	99,996,805
Societe Generale North America, Inc.(d)	0.10%	09/05/13	75,000	74,999,208
Societe Generale North America, Inc.(d)	0.13%	09/05/13	180,000	179,997,500
Societe Generale North America, Inc.(d)	0.22%	09/17/13	50,000	49,995,111
Societe Generale North America, Inc.(d)	0.23%	09/10/13	60,000	59,996,625
Standard Chartered Bank(b)(d)	0.13%	09/04/13	130,000	129,998,592
Standard Chartered Bank(b)(d)	0.21%	10/04/13	58,000	57,988,835
Standard Chartered Bank(b)(d)	0.21%	10/07/13	110,000	109,976,900
Standard Chartered Bank(b)(d)	0.22%	09/13/13	100,000	99,992,667
				3,563,734,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–0.19%
Reckitt Benckiser Treasury Services PLC(b)(d)	0.08%	09/17/13	$17,000	$16,999,395
Reckitt Benckiser Treasury Services PLC(b)(d)	0.50%	02/11/14	25,000	24,943,403
				41,942,798

Other Diversified Financial Services–1.06%
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,953,433
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,952,700
General Electric Capital Corp.	0.23%	11/01/13	75,000	74,970,771
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,965,340
				229,842,244

Regional Banks–4.50%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	09/27/13	85,715	85,704,476
Banque et Caisse d’Epargne de l’Etat(d)	0.14%	09/17/13	50,000	49,996,889
Banque et Caisse d’Epargne de l’Etat(d)	0.17%	10/15/13	50,000	49,989,611
Commonwealth Bank of Australia(b)(d)	0.16%	11/25/13	50,000	49,981,701
Commonwealth Bank of Australia(b)(d)	0.17%	09/03/13	60,000	59,999,450
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.15%	09/11/13	50,000	49,997,917
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.16%	09/09/13	75,000	74,997,333
Macquarie Bank Ltd.(b)(d)	0.23%	11/18/13	40,000	39,980,067
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/03/13	250,000	249,951,111
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/07/13	100,000	99,978,000
Sumitomo Mitsui Banking Corp.(b)(d)	0.15%	10/01/13	35,000	34,995,625
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	10/17/13	80,000	79,977,511
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	01/24/14	50,000	49,949,653
				975,499,344

Soft Drinks–1.50%
Coca-Cola Co.(b)	0.15%	10/04/13	60,000	59,991,750
Coca-Cola Co.(b)	0.17%	09/10/13	100,000	99,995,750
Coca-Cola Co.(b)	0.19%	11/18/13	40,000	39,983,533
Coca-Cola Co.(b)	0.21%	02/04/14	50,000	49,954,500
Coca-Cola Co.(b)	0.21%	02/06/14	50,000	49,953,917
Coca-Cola Co.(b)	0.21%	02/07/14	25,000	24,976,813
				324,856,263

Specialized Finance–3.13%
Caisse de Depots et Consignations(b)(d)	0.15%	09/27/13	100,000	99,989,167
Caisse de Depots et Consignations(b)(d)	0.16%	09/16/13	70,000	69,995,333
Caisse de Depots et Consignations(b)(d)	0.20%	09/13/13	80,000	79,994,667
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	10/22/13	45,000	44,990,437
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	12/02/13	75,000	74,971,250
Kreditanstalt fur Wiederaufbau(b)(d)	0.16%	01/06/14	100,000	99,943,556
Kreditanstalt fur Wiederaufbau(b)(d)	0.24%	10/01/13	210,000	209,958,875
				679,843,285
Total Commercial Paper (Cost $11,076,013,279)				11,076,013,279

Certificates of Deposit–24.02%
Bank of Montreal(c)(d)	0.33%	08/12/14	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	110,000	110,000,000
Bank of Nova Scotia(d)	0.23%	10/03/13	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.31%	02/06/14	$60,000	$60,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.37%	09/11/14	100,000	100,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.04%	09/03/13	200,000	200,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/13	50,000	50,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.11%	09/04/13	150,000	150,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.16%	09/30/13	15,000	15,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(d)	0.25%	06/17/14	450,000	450,000,000
BNP Paribas(d)	0.24%	10/10/13	60,000	60,000,000
Canadian Imperial Bank of Commerce(d)	0.02%	09/03/13	226,389	226,389,378
Credit Agricole Corporate & Investment Bank(d)	0.16%	09/06/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(d)	0.22%	10/15/13	162,500	162,500,000
National Australia Bank Ltd.(d)	0.16%	10/28/13	100,000	100,000,000
Nationwide Building Society(d)	0.24%	12/09/13	120,000	119,919,217
Natixis(d)	0.10%	09/03/13	600,000	600,000,000
Natixis(c)(d)	0.31%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.16%	10/24/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.16%	10/28/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/08/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.17%	11/15/13	40,000	40,000,000
Nordea Bank Finland PLC(d)	0.17%	11/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	60,000	60,000,000
Norinchukin Bank (The)(d)	0.23%	10/07/13	30,000	30,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/21/14	185,000	185,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/29/14	33,000	33,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	30,000	30,000,000
Oversea–Chinese Banking Corp. Ltd.(d)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland(d)	0.26%	09/03/13	60,000	60,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/04/13	48,380	48,380,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	11/01/13	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.22%	10/18/13	134,000	134,000,000
Svenska Handelsbanken AB(d)	0.18%	09/11/13	36,000	36,000,000
Svenska Handelsbanken AB(d)	0.19%	10/18/13	115,540	115,540,000
Swedbank AB(d)	0.09%	09/03/13	10,000	10,000,000
Toronto–Dominion Bank(d)	0.20%	10/28/13	150,000	150,000,000
Toronto–Dominion Bank(d)	0.20%	01/14/14	100,000	100,000,000
Toronto–Dominion Bank(d)	0.21%	02/07/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	02/14/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto–Dominion Bank(d)	0.23%	10/28/13	60,000	60,000,000
Toronto–Dominion Bank(d)	0.25%	09/20/13	100,000	100,000,000
Total Certificates of Deposit (Cost $5,209,828,595)				5,209,828,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–8.32%(e)
Credit Enhanced–8.32%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$800	$800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/35	8,685	8,685,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,465	7,465,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.06%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/33	25,805	25,805,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/40	2,190	2,190,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	12/01/32	2,615	2,615,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	01/01/33	24,775	24,775,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	11/01/38	$4,335	$4,335,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	23,080	23,080,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.05%	07/01/24	11,395	11,395,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	10/01/32	4,710	4,710,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.06%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	03/01/30	40,360	40,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/34	4,510	4,510,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.06%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.05%	05/15/31	3,880	3,879,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/25	4,600	4,600,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.08%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(b)(f)	0.09%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.17%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.07%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	5,700	5,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	$3,970	$3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.06%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)	0.06%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/33	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	10/01/42	5,175	5,175,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.06%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.05%	07/01/41	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.18%	03/01/39	8,010	8,010,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	19,670	19,670,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/38	7,591	7,591,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/42	20,885	20,885,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.09%	11/15/39	$19,000	$19,000,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/01/33	12,800	12,800,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.05%	05/01/41	2,200	2,200,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.06%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(f)	0.08%	07/01/38	14,800	14,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/36	7,575	7,574,659
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	425	424,809
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.06%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank N.A.)(f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	04/01/32	10,210	10,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/36	$1,820	$1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,945	1,945,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.08%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.06%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.11%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.11%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.06%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.05%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,365	2,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	04/01/26	$4,215	$4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/40	1,150	1,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.12%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.11%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.06%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.13%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.06%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.08%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/15/22	4,625	4,625,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.07%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.08%	06/15/35	$5,350	$5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.04%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/38	3,345	3,345,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	08/01/40	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.18%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,805,093,379)				1,805,093,379

U.S. Treasury Securities–1.11%
U.S. Treasury Bills–1.11%(a)
U.S. Treasury Bills	0.05%	09/05/13	75,000	74,999,583
U.S. Treasury Bills	0.10%	12/26/13	165,000	164,946,834
Total U.S. Treasury Securities (Cost $239,946,417)				239,946,417

Other Bonds & Notes–6.01%
American Honda Finance Corp., Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,027,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada,
Sr. Unsec. Notes(b)(c)(d)	0.32%	09/04/14	$300,000	$300,000,000
Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(c)(d)	0.72%	11/01/13	75,000	75,060,418
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	09/19/14	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.32%	09/19/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.42%	09/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,305,088,092)				1,305,088,092
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.52% (Cost $19,635,969,762)				19,635,969,762

			Repurchase Amount
Repurchase Agreements–9.47%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.50%-7.75%, 09/10/13-03/26/42)(d)(h)	0.18%	—	—	50,000,000
Credit Suisse Securities (USA) LLC, Open Agreement dated 04/25/13, (collateralized by Mortgage-backed securities valued at $373,906,663; 0%-7.27%, 02/25/19-06/25/58)(d)(h)	0.58%	—	—	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	184,958,360	184,957,127
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	85,354,463	85,353,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $368,299,307 (collateralized by collateralized mortgage obligations, Asset-backed securities & other instruments valued at $403,719,652; 0%-11.95%, 12/15/13-05/25/52)(i)	0.48%	10/28/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $305,157,160 (collateralized by collateralized mortgage obligations, asset-backed securities & other instruments valued at $334,308,009; 0%-11.95%, 11/01/13-08/15/56)	0.53%	10/04/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 08/07/13, aggregate maturing value of $200,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.00%-3.50%, 10/01/26-06/01/28)(i)	0.07%	09/04/13	100,005,445	100,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 01/02/14-06/15/45)(d)(i)	0.22%	09/04/13	50,008,556	50,000,000
RBC Capital Markets Corp., Term agreement dated 08/26/13, maturing value of $300,053,667 (collateralized by Corporate obligations valued at $315,000,000; 0%-9.82%, 09/13/13-11/15/46)(d)(i)	0.23%	09/23/13	300,053,667	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	225,001,250	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	46,946,909	46,946,596
Total Repurchase Agreements (Cost $2,055,257,712)				2,055,257,712
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,691,227,474)				21,691,227,474
OTHER ASSETS LESS LIABILITIES–0.01%				2,366,895
NET ASSETS–100.00%				$21,693,594,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short–Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $9,354,818,587, which represented 43.12% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Japan: 11.9%; Canada: 11.4%; France: 10.2%; Australia: 5.3%; other countries less than 5% each: 16.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–60.96%(a)
Asset-Backed Securities–Consumer Receivables–2.29%
Salisbury Receivables, LLC(b)	0.16%	10/07/13	$25,000	$24,996,000
Sheffield Receivables Corp.(b)	0.16%	10/03/13	40,000	39,994,311
				64,990,311

Asset-Backed Securities–Fully Supported–1.23%
Kells Funding, LLC (CEP–Federal Republic of Germany)(b)(c)	0.16%	09/19/13	35,000	34,997,200

Asset-Backed Securities–Fully Supported Bank–18.37%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	100,000	99,998,833
Cancara Asset Securitisaton, LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.19%	10/22/13	90,000	89,975,775
Gemini Securitization Corp., LLC (CEP–Deutsche Bank)(b)(c)	0.15%	09/12/13	75,000	74,996,563
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	90,000	89,983,350
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/15/13	50,000	49,986,555
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	15,000	14,999,233
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.16%	09/09/13	47,000	46,998,329
Newport Funding Corp. (CEP–Deutsche Bank)(b)(c)	0.16%	09/23/13	55,000	54,994,622
				521,933,260

Asset-Backed Securities–Multi-Purpose–12.88%
Atlantic Asset Securitization, LLC(b)	0.21%	02/19/14	58,000	58,000,000
CAFCO, LLC(b)	0.15%	09/19/13	35,000	34,997,375
CAFCO, LLC(b)	0.15%	10/01/13	55,000	54,993,125
CRC Funding, LLC(b)	0.15%	10/02/13	50,000	49,993,542
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/11/13	32,922	32,916,879
Regency Markets No. 1, LLC(b)(c)	0.15%	09/16/13	25,000	24,998,437
Regency Markets No. 1, LLC(b)(c)	0.15%	09/20/13	80,000	79,993,667
Scaldis Capital, Ltd.(b)(c)	0.15%	09/30/13	30,000	29,996,375
				365,889,400

Asset-Backed Securities–Trade Receivables–3.52%
Market Street Funding, LLC(b)	0.16%	09/24/13	50,000	49,994,889
Market Street Funding, LLC(b)	0.14%	09/25/13	30,000	29,997,200
Market Street Funding, LLC(b)	0.15%	10/09/13	20,007	20,003,832
				99,995,921

Consumer Finance–2.94%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	33,500	33,497,301
Toyota Motor Credit Corp.(c)	0.08%	09/20/13	50,000	49,997,888
				83,495,189

Diversified Banks–5.63%
Credit Agricole North America, Inc.(c)	0.13%	09/04/13	25,000	24,999,729
Lloyds TSB Bank PLC(c)	0.14%	09/03/13	25,000	24,999,806
Oversea–Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	50,000	49,996,750
Societe Generale North America, Inc.(c)	0.13%	09/05/13	30,000	29,999,583
Societe Generale North America, Inc.(c)	0.12%	09/11/13	30,000	29,999,042
				159,994,910

Industrial Conglomerates–1.76%
General Electric Capital Co.	0.06%	09/03/13	50,000	49,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–4.05%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	$70,000	$69,999,300
MetLife Short Term Funding, LLC(b)	0.12%	09/13/13	45,000	44,998,200
				114,997,500

Municipal Commercial Paper–2.26%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2005A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	34,981	34,981,000
Series 2008A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	29,330	29,330,000
				64,311,000

Regional Banks–1.81%
Banque et Caisse d’Epargne de L’Etat(c)	0.16%	09/06/13	26,435	26,434,413
Landesbank Hessen-Thuringen Girozentrale(b)(c)	0.15%	09/13/13	25,000	24,998,750
				51,433,163

Specialized Finance–4.22%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	20,000	19,998,667
Kreditanstalt Fur Wiederaufbau(b)(c)	0.11%	09/13/13	100,000	99,996,333
				119,995,000
Total Commercial Paper (Cost $1,732,032,687)				1,732,032,687

Certificates of Deposit–14.08%
Bank of Montreal(c)	0.10%	09/20/13	40,000	40,000,000
Bank of Montreal(c)	0.12%	09/20/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.12%	09/03/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	100,000	100,000,000
Mizuho Corporate Bank, Ltd.(c)	0.16%	09/03/13	25,000	25,000,000
Sumitomo Mitsui Banking Corp.(c)	0.10%	09/04/13	20,000	20,000,000
Swedbank AB(c)	0.09%	09/03/13	90,000	90,000,000
Total Certificates of Deposit (Cost $400,000,000)				400,000,000

Variable Rate Demand Notes–9.79%(e)
Credit Enhanced–9.79%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.06%	11/01/40	5,890	5,890,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.06%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity–Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.06%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.06%	12/01/28	5,655	5,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	03/01/30	$1,800	$1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.05%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.08%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.07%	01/01/18	5,600	5,600,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.06%	10/01/33	14,465	14,465,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	01/01/24	30,500	30,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.07%	04/01/32	1,845	1,845,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.10%	09/01/27	2,815	2,815,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/23	5,740	5,740,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.06%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/36	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	03/01/36	$5,900	$5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $278,164,000)				278,164,000

U.S. Government Sponsored Agency Securities–1.93%
Federal Home Loan Bank (FHLB)–1.93%
Unsec. Disc. Notes(a) (Cost $54,848,614)	0.04%	09/27/13	54,850	54,848,614

U.S. Treasury Bills–0.88%(a)
U.S. Treasury Bills (Cost $24,999,861)	0.05%	09/05/13	25,000	24,999,861
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.64% (Cost $2,490,045,162)				2,490,045,162

			Repurchase Amount
Repurchase Agreements–12.36%(f)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $45,023,188 (collateralized by Mortgage–backed securities & other instruments valued at $48,936,176; 0%-10.75%, 09/19/13-09/01/47)	0.53%	10/04/13	45,023,188	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,365,029; 0%-19.00%, 11/01/13-06/12/50)(g)	0.48%	10/28/13	55,044,733	55,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 06/01/15-06/15/45)(c)(g)	0.22%	09/04/13	50,008,556	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	201,096,554	201,095,213
Total Repurchase Agreements (Cost $351,095,213)				351,095,213
TOTAL INVESTMENTS(h)(i)–100.00% (Cost $2,841,140,375)				2,841,140,375
OTHER ASSETS LESS LIABILITIES–(0.00)%				(121,539)
NET ASSETS–100.00%				$2,841,018,836

Investment Abbreviations:

CEP	— Credit Enhancement Provider
Disc.	— Discounted
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation

IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding

RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,384,714,643, which represented 48.74% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.2%; Germany: 11.4%; Japan: 8.7%; France: 8.3%; Canada: 5.3%; other countries less than 5% each: 10.5%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bank, N.A.	7.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.94%
U.S. Treasury Bills–35.04%(a)
U.S. Treasury Bills	0.05%	09/05/13	$300,000	$299,998,500
U.S. Treasury Bills	0.06%	09/05/13	390,000	389,997,617
U.S. Treasury Bills	0.04%	09/12/13	300,000	299,996,792
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,996,000
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,985,778
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,984,889
U.S. Treasury Bills	0.05%	10/10/13	300,000	299,983,750
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,976,979
U.S. Treasury Bills	0.03%	10/17/13	300,000	299,988,117
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,961,986
U.S. Treasury Bills	0.04%	10/24/13	350,000	349,981,966
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,962,458
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,960,000
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,952,208
U.S. Treasury Bills	0.05%	11/21/13	350,000	349,959,528
U.S. Treasury Bills	0.04%	11/29/13	340,000	339,966,378
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,939,554
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,904,333
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,898,889
U.S. Treasury Bills	0.06%	02/27/14	100,000	99,972,156
U.S. Treasury Bills	0.07%	02/27/14	400,000	399,874,203
				6,179,242,081

U.S. Treasury Notes–16.90%
U.S. Treasury Notes	0.50%	10/15/13	300,000	300,163,421
U.S. Treasury Notes	0.25%	10/31/13	850,000	850,200,161
U.S. Treasury Notes	4.25%	11/15/13	600,000	605,126,868
U.S. Treasury Notes	0.25%	11/30/13	550,000	550,231,178
U.S. Treasury Notes	1.00%	01/15/14	450,000	451,528,889
U.S. Treasury Notes	1.75%	01/31/14	221,000	222,510,482
				2,979,760,999
Total U.S. Treasury Securities (Cost $9,159,003,080)				9,159,003,080
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $9,159,003,080)				9,159,003,080

			Repurchase Amount
Repurchase Agreements–48.01%(b)
Barclays Capital Inc., Agreement dated 08/30/13, maturing value of $595,002,644 (collateralized by U.S. Treasury obligations valued at $606,900,073; 0.75%-4.00%, 09/15/13-01/31/18)	0.04%	09/03/13	595,002,644	595,000,000
BMO Capital Markets Corp., Agreement dated 08/30/13, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.13%-10.63%, 08/31/13-02/15/43)	0.04%	09/03/13	400,001,778	400,000,000
BNP Paribas Securities Corp., Agreement dated 08/30/13, maturing value of $295,001,311 (collateralized by U.S. Treasury obligations valued at $300,900,064; 0%-3.13%, 01/09/14-05/15/21)	0.04%	09/03/13	295,001,311	295,000,000
BNP Paribas Securities Corp., Term agreement dated 07/30/13, maturing value of $500,035,000 (collateralized by U.S. Treasury obligations valued at $510,000,028; 0.13%-2.00%, 07/15/14-07/15/21)(c)	0.04%	10/01/13	500,035,000	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 07/15/13, maturing value of $500,063,889 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.63%-3.63%, 01/15/15-04/15/32)(c)	0.05%	10/15/13	$500,063,889	$500,000,000
CIBC World Markets Corp., Agreement dated 08/30/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,003,461; 0%, 10/10/13-10/17/13)	0.04%	09/03/13	100,000,444	100,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $350,001,556 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-4.38%, 01/15/14-05/15/40)	0.04%	09/03/13	350,001,556	350,000,000
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-8.75%, 11/15/13-02/15/43)c)	0.02%	09/04/13	500,001,944	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	750,003,333	750,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	630,002,800	630,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 07/15/13, maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,000,092; 0%, 08/15/16-02/15/41)	0.06%	09/13/13	250,025,000	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	257,868,178	257,866,745
Deutsche Bank Securities Inc., Term agreement dated 07/08/13, maturing value of $500,088,472 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.75%, 09/30/13-02/15/42)(c)	0.07%	10/07/13	500,088,472	500,000,000
HSBC Securities (USA) Inc., Agreement dated 08/30/13, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,005,412; 2.38%-6.38%, 07/31/17-11/15/40)	0.04%	09/03/13	250,001,111	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/27/13, maturing value of $600,002,333 (collateralized by U.S. Treasury obligations valued at $612,000,053; 0.13%-6.00%, 11/30/13-08/15/42)(c)	0.02%	09/03/13	600,002,333	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/30/13, maturing value of $189,933,069 (collateralized by U.S. Treasury obligations valued at $193,731,090; 0.25%-3.50%, 05/15/16-05/15/20)	0.03%	09/03/13	189,933,069	189,932,436
Morgan Stanley, Agreement dated 08/30/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,053; 0%-4.25%, 01/30/14-04/15/18)	0.04%	09/03/13	200,000,889	200,000,000
RBS Securities Inc., Agreement dated 08/30/13, maturing value of $300,001,333 (collateralized by U.S. Treasury obligations valued at $306,002,921; 0.13%-2.00%, 01/15/14-01/15/22)	0.04%	09/03/13	300,001,333	300,000,000
RBS Securities Inc., Term agreement dated 07/02/13, maturing value of $300,046,000 (collateralized by U.S. Treasury obligations valued at $306,001,996; 0.13%-1.25%, 04/15/14-01/15/23)(c)	0.06%	10/02/13	300,046,000	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	500,002,778	500,000,000
Wells Fargo Securities, LLC, Agreement dated 08/30/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,053,910; 0%-11.25%, 08/31/13-08/15/43)	0.04%	09/03/13	500,002,222	500,000,000
Total Repurchase Agreements (Cost $8,467,799,181)				8,467,799,181
TOTAL INVESTMENTS(d)–99.95% (Cost $17,626,802,261)				17,626,802,261
OTHER ASSETS LESS LIABILITIES–0.05%				8,150,031
NET ASSETS–100.00%				$17,634,952,292

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.14%
Federal Farm Credit Bank (FFCB)–2.96%
Unsec. Disc. Notes(a)	0.03%	09/04/13	$50,000	$49,999,875
Unsec. Disc. Notes(a)	0.10%	10/15/13	50,000	49,993,889
Unsec. Notes(b)	0.13%	01/14/14	75,000	74,997,143
Unsec. Notes(b)	0.18%	01/14/14	25,000	24,999,066
				199,989,973

Federal Home Loan Bank (FHLB)–31.93%
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,508
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,920
Unsec. Bonds	0.11%	01/29/14	75,000	74,994,497
Unsec. Bonds	0.09%	01/30/14	50,000	49,995,398
Unsec. Bonds	0.13%	04/11/14	50,000	49,986,396
Unsec. Disc. Notes(a)	0.00%	09/03/13	59,250	59,250,347
Unsec. Disc. Notes(a)	0.10%	10/02/13	55,300	55,295,047
Unsec. Disc. Notes(a)	0.07%	10/11/13	75,000	74,994,417
Unsec. Disc. Notes(a)	0.06%	10/16/13	50,000	49,996,250
Unsec. Disc. Notes(a)	0.11%	10/16/13	65,000	64,991,144
Unsec. Disc. Notes(a)	0.06%	10/18/13	75,000	74,994,614
Unsec. Disc. Notes(a)	0.11%	10/18/13	15,000	14,997,846
Unsec. Disc. Notes(a)	0.12%	10/18/13	50,000	49,992,167
Unsec. Disc. Notes(a)	0.05%	10/23/13	36,000	35,997,400
Unsec. Disc. Notes(a)	0.10%	10/23/13	75,000	74,988,950
Unsec. Disc. Notes(a)	0.05%	10/24/13	75,000	74,994,479
Unsec. Disc. Notes(a)	0.10%	10/25/13	50,000	49,992,500
Unsec. Disc. Notes(a)	0.05%	10/28/13	75,000	74,994,062
Unsec. Disc. Notes(a)	0.10%	10/30/13	50,000	49,991,560
Unsec. Disc. Notes(a)	0.05%	11/27/13	75,000	74,990,756
Unsec. Disc. Notes(a)	0.12%	01/02/14	60,000	59,975,400
Unsec. Disc. Notes(a)	0.12%	01/03/14	65,000	64,973,133
Unsec. Disc. Notes(a)	0.10%	01/17/14	50,000	49,981,792
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,981,529
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,998,633
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,996,406
Unsec. Global Bonds(b)	0.12%	04/25/14	125,000	125,003,610
Unsec. Global Notes(b)	0.13%	02/28/14	60,000	59,995,634
Unsec. Global Notes(b)	0.15%	04/04/14	80,000	79,992,824
Unsec. Global Notes(b)	0.12%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.13%	05/01/14	75,000	75,000,391
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,980,101
Sr. Unsec. Notes(b)	0.15%	11/13/13	50,000	50,005,558
Unsec. Notes(b)	0.10%	09/10/13	75,000	74,999,247
Unsec. Notes(b)	0.13%	02/05/14	75,000	75,000,000
				2,155,322,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–6.44%
Unsec. Disc. Notes(a)	0.10%	10/15/13	$52,500	$52,493,583
Unsec. Disc. Notes(a)	0.11%	10/15/13	65,000	64,991,499
Unsec. Disc. Notes(a)	0.10%	10/21/13	127,500	127,482,292
Unsec. Disc. Notes(a)	0.12%	01/06/14	65,000	64,972,483
Unsec. Disc. Notes(a)	0.11%	01/13/14	75,000	74,970,688
Unsec. Global Bonds	0.38%	10/30/13	50,000	50,025,165
				434,935,710

Federal National Mortgage Association (FNMA)–5.52%
Unsec. Disc. Notes(a)	0.15%	09/03/13	50,000	49,999,583
Unsec. Disc. Notes(a)	0.10%	11/06/13	55,000	54,989,917
Unsec. Disc. Notes(a)	0.10%	11/27/13	30,808	30,800,555
Unsec. Disc. Notes(a)	0.12%	01/02/14	50,000	49,979,500
Unsec. Disc. Notes(a)	0.09%	01/08/14	37,000	36,988,068
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,982,125
Unsec. Disc. Notes(a)	0.10%	02/05/14	50,000	49,978,194
Unsec. Disc. Notes(a)	0.10%	02/12/14	50,000	49,976,767
				372,694,709

Overseas Private Investment Corp. (OPIC)–1.29%
Gtd. VRD COP Bonds(c)	0.13%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.14%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,249,942,908)				3,249,942,908
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $3,249,942,908)				3,249,942,908

			Repurchase Amount
Repurchase Agreements–51.87%(d)
Barclays Capital Inc., Joint term agreement dated 08/30/13, aggregate maturing value of $400,003,111 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $408,000,030; 0%-5.63%, 09/13/13-01/15/48)(e)	0.04%	09/06/13	350,002,722	350,000,000
BMO Capital Markets Corp., Joint agreement dated 08/30/13, aggregate maturing value of $200,001,111 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $204,000,538; 0%-7.63%, 10/17/13-05/15/29)	0.05%	09/03/13	130,000,722	130,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/30/13, aggregate maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,326; 0.25%-7.25%, 08/20/14-07/30/41)	0.05%	09/03/13	180,001,000	180,000,000
BNP Paribas Securities Corp., Joint term agreement dated 07/15/13, aggregate maturing value of $300,046,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,295; 0%-6.25%, 09/27/13-01/18/33)(e)	0.06%	10/15/13	250,038,333	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	50,000,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $510,000,056; 0%-4.38%, 11/07/13-08/15/40)	0.05%	09/03/13	350,001,945	350,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	350,001,555	350,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,648; 0%-5.50%, 11/29/13-01/15/30)	0.05%	09/03/13	250,001,389	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,672; 0%-6.75%, 09/11/13-09/15/60)(e)	0.03%	09/04/13	$250,001,458	$250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	36,646,359	36,646,155
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	75,000,500	75,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 07/08/13, aggregate maturing value of $350,070,778 (collateralized by U.S. Government sponsored agency obligations valued at $357,417,094; 0%-9.80%, 10/07/13-09/15/60)(e)	0.08%	10/07/13	300,060,667	300,000,000
Goldman, Sachs & Co., Joint agreement dated 08/30/13, aggregate maturing value of $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,789; 0.50%-7.13%, 02/24/15-07/15/37)	0.04%	09/03/13	230,001,022	230,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/27/13, aggregate maturing value of $350,001,361 (collateralized by U.S. Treasury obligations valued at $357,000,069; 0.75%-2.38%, 12/31/17-06/30/18)(e)	0.02%	09/03/13	300,001,167	300,000,000
Societe Generale, Joint term agreement dated 08/27/13, aggregate maturing value of $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $360,268,969; 0%-5.38%, 07/15/20-04/01/56)(e)	0.03%	09/03/13	300,001,750	300,000,000
Societe Generale, Agreement dated 08/30/13, maturing value of $100,000,667 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,148; 0%-5.13%, 01/02/14-11/01/25)	0.06%	09/03/13	100,000,667	100,000,000
Total Repurchase Agreements (Cost $3,501,646,155)				3,501,646,155
TOTAL INVESTMENTS(f)–100.01% (Cost $6,751,589,063)				6,751,589,063
OTHER ASSETS LESS LIABILITIES–(0.01)%				(954,511)
NET ASSETS–100.00%				$6,750,634,552

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–70.95%
Federal Farm Credit Bank (FFCB)–10.51%
Unsec. Bonds(a)	0.13%	01/14/14	$5,000	$4,999,810
Unsec. Disc. Notes(b)	0.03%	10/03/13	10,000	9,999,733
Unsec. Disc. Notes(b)	0.10%	10/16/13	15,000	14,998,125
Unsec. Disc. Notes(b)	0.04%	10/21/13	15,000	14,999,167
Unsec. Disc. Notes(b)	0.04%	10/22/13	15,000	14,999,150
Unsec. Disc. Notes(b)	0.10%	10/28/13	15,000	14,997,625
Unsec. Disc. Notes(b)	0.08%	01/09/14	10,000	9,997,111
				84,990,721

Federal Home Loan Bank (FHLB)–57.35%
Unsec. Disc. Notes(b)	0.00%	09/03/13	40,750	40,749,653
Unsec. Disc. Notes(b)	0.02%	09/04/13	100,000	99,999,875
Unsec. Disc. Notes(b)	0.02%	09/13/13	25,000	24,999,833
Unsec. Disc. Notes(b)	0.03%	09/18/13	10,000	9,999,858
Unsec. Disc. Notes(b)	0.08%	10/02/13	15,000	14,999,031
Unsec. Disc. Notes(b)	0.10%	10/02/13	15,000	14,998,683
Unsec. Disc. Notes(b)	0.10%	10/03/13	10,000	9,999,111
Unsec. Disc. Notes(b)	0.11%	10/09/13	9,500	9,498,947
Unsec. Disc. Notes(b)	0.07%	10/11/13	20,000	19,998,511
Unsec. Disc. Notes(b)	0.11%	10/16/13	15,000	14,997,975
Unsec. Disc. Notes(b)	0.05%	10/18/13	10,000	9,999,347
Unsec. Disc. Notes(b)	0.11%	10/18/13	10,000	9,998,564
Unsec. Disc. Notes(b)	0.05%	10/23/13	15,000	14,999,025
Unsec. Disc. Notes(b)	0.10%	10/23/13	15,000	14,997,833
Unsec. Disc. Notes(b)	0.10%	10/30/13	15,000	14,997,468
Unsec. Disc. Notes(b)	0.10%	11/08/13	15,000	14,997,167
Unsec. Disc. Notes(b)	0.10%	11/13/13	15,000	14,996,958
Unsec. Disc. Notes(b)	0.13%	12/04/13	8,900	8,897,095
Unsec. Disc. Notes(b)	0.13%	12/13/13	8,856	8,852,833
Unsec. Disc. Notes(b)	0.13%	01/02/14	10,000	9,995,729
Unsec. Disc. Notes(b)	0.12%	01/08/14	10,000	9,995,879
Unsec. Disc. Notes(b)	0.10%	01/15/14	10,000	9,996,411
Unsec. Disc. Notes(b)	0.09%	01/17/14	10,960	10,956,219
Unsec. Disc. Notes(b)	0.09%	01/22/14	10,000	9,996,425
Unsec. Disc. Notes(b)	0.09%	02/07/14	10,000	9,996,025
Unsec. Disc. Notes(b)	0.09%	02/21/14	10,000	9,995,675
Unsec. Notes(a)	0.10%	09/10/13	10,000	9,999,900
Unsec. Global Bonds(a)	0.12%	04/25/14	10,000	10,000,000
				463,910,030

Tennessee Valley Authority (TVA)–3.09%
Sr. Unsec. Disc. Notes(b)	0.03%	09/19/13	25,000	24,999,625
Total U.S. Government Sponsored Agency Securities (Cost $573,900,376)				573,900,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–29.06%(b)
U.S. Treasury Bills	0.04%	09/05/13	$35,000	$34,999,835
U.S. Treasury Bills	0.01%	09/12/13	25,020	25,019,923
U.S. Treasury Bills	0.02%	09/12/13	25,000	24,999,885
U.S. Treasury Bills	0.05%	09/19/13	50,000	49,998,875
U.S. Treasury Bills	0.04%	09/26/13	50,000	49,998,785
U.S. Treasury Bills	0.04%	11/29/13	50,000	49,995,057
Total U.S. Treasury Bills (Cost $235,012,360)				235,012,360
TOTAL INVESTMENTS(c)–100.01% (Cost $808,912,736)				808,912,736
OTHER ASSETS LESS LIABILITIES–(0.01)%				(55,152)
NET ASSETS–100.00%				$808,857,584

Investment Abbreviations:

Disc.	— Discounted
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.38%
Alabama–2.09%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$2,725	$2,765,079
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				15,765,079

Alaska–0.17%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,281,787

Arizona–2.74%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.09%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.08%	12/01/37	13,195	13,195,000
				20,625,000

Colorado–3.96%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.24%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(d)(e)	0.42%	12/01/30	6,950	6,950,000
				29,825,000

District of Columbia–0.36%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.22%	01/01/29	2,705	2,705,000

Florida–2.21%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.06%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.71%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short–Term Investments Trust

Tax–Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)(f)	0.06%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–3.32%
Hawaii Pacific Health (Department of Budget and Finance of the State of Hawaii); Series 2004 B, VRD Special Purpose RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	07/01/33	25,000	25,000,000

Illinois–8.65%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(c)(d)(e)	0.25%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.17%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(c)(d)	0.07%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008–B, VRD RB(c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.08%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,357,235
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/15/22	4,300	4,300,000
				65,192,235

Indiana–6.45%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/32	9,200	9,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.04%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.05%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.17%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(c)	0.07%	05/15/38	14,000	14,000,000
				48,640,000

Iowa–0.53%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(c)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/15/14	$2,000	$2,024,475
				4,024,475

Kansas–0.41%
Wichita (City of);
Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,000,076
Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,075,671
				3,075,747

Kentucky–1.88%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/30	14,200	14,200,000

Maryland–3.44%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,163,242
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimted Tax GO Bonds	5.00%	05/01/14	6,000	6,190,455
				25,958,697

Massachusetts–0.83%
University of Massachusetts Building Authority; Series 2013 B-1, Commerical Paper Notes	0.15%	01/13/14	6,250	6,250,000

Michigan–3.19%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.05%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.05%	08/15/32	1,615	1,615,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,265,043
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/22	6,570	6,570,000
				24,065,043

Minnesota–0.77%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.10%	04/01/37	5,835	5,835,000

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.04%	12/01/30	1,000	1,000,000

Missouri–5.22%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.22%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–Enterprise Bank & Trust)(c)(d)	0.06%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.09%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–BMO Harris Bank, N.A.)(c)(d)(e)	0.05%	11/15/43	17,500	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.08%	12/01/15	$3,950	$3,950,000
				39,365,000

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.07%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.06%	09/01/37	900	900,000
				6,900,000

New York–0.46%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.05%	11/01/31	3,485	3,485,000

Ohio–6.47%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/01/37	34,675	34,675,000
				48,775,000

Oklahoma–0.20%
Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,525,074

Oregon–2.23%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.05%	06/01/37	13,700	13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,084,877
				16,784,877

Pennsylvania–15.52%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(c)(d)(e)	0.07%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	09/01/18	2,025	2,025,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.04%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	10/15/25	7,390	7,390,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.08%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)(e)	0.06%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/24	6,915	6,915,000
				117,025,000

Rhode Island–3.31%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	09/01/37	24,945	24,945,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.34%
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.05%	11/01/32	$32,740	$32,740,000

Tennessee–2.32%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,100,723
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,007,799
				17,483,522

Texas–9.53%
Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,486,296
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(e)	0.12%	10/09/13	7,000	7,000,000
Series 2013 H-2, GO Commercial Paper Notes	0.12%	10/10/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,021,697
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	912,019
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,572,848
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,118,183
				71,871,043

Utah–0.42%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(c)	0.11%	04/01/42	3,125	3,125,000

Virginia–1.73%
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.09%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,240,295
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,289,007
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.10%	12/01/19	740	740,000
				13,069,302

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.26%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.28%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC–BMO Harris N.A.)(c)(d)(e)	0.05%	08/01/40	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/36	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/32	$8,805	$8,805,000
				39,655,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–102.38% (Cost $771,786,881)				771,786,881
OTHER ASSETS LESS LIABILITIES–(2.38)%				(17,918,984)
NET ASSETS–100.00%				$753,867,897

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom 9.2%; Canada 8.2%; other countries less than 5% each: 2.3%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $30,385,000, which represented 4.03% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.1%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	7.9
BMO Harris, N.A.	6.4
Federal National Mortgage Association	5.4
TD Bank, N.A.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$19,635,969,762	$2,490,045,162	$9,159,003,080	$3,249,942,908	$808,912,736	$771,786,881
Repurchase agreements, at value and cost	2,055,257,712	351,095,213	8,467,799,181	3,501,646,155	—	—
Total investments, at value and cost	21,691,227,474	2,841,140,375	17,626,802,261	6,751,589,063	808,912,736	771,786,881
Cash	—	—	—	—	—	30,210
Receivable for:
Investments sold	5,060,093	620,009	—	—	—	2,855,005
Interest	2,577,719	127,803	10,280,823	331,908	2,975	575,632
Fund expenses absorbed	393,790	237,823	1,517,120	616,234	83,684	121,413
Investment for trustee deferred compensation and retirement plans	559,348	265,549	271,895	113,692	52,261	100,848
Other assets	28,137	153,588	51,656	58,966	29,486	70,382
Total assets	21,699,846,561	2,842,545,147	17,638,923,755	6,752,709,863	809,081,142	775,540,371

Liabilities:
Payable for:
Amount due custodian	8,503	—	—	—	—	—
Investments purchased	—	—	—	—	—	21,118,183
Dividends	1,386,185	45,700	306,148	109,193	13,813	13,888
Accrued fees to affiliates	868,274	215,147	1,247,316	724,719	23,503	71,872
Accrued trustees’ and officer’s fees and benefits	44,395	10,188	37,359	15,006	5,616	4,790
Accrued operating expenses	26,585	65,500	196,055	201,159	43,504	36,930
Trustee deferred compensation and retirement plans	3,918,250	1,189,776	2,184,585	1,025,234	137,122	426,811
Total liabilities	6,252,192	1,526,311	3,971,463	2,075,311	223,558	21,672,474
Net assets applicable to shares outstanding	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

Net assets consist of:
Shares of beneficial interest	$21,691,277,159	$2,839,830,039	$17,634,821,108	$6,750,500,763	$808,835,141	$753,996,277
Undistributed net investment income	2,468,855	1,134,859	131,184	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(151,645)	53,938	—	—	11,183	(78,178)
	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,681,985,624	$2,012,516,863	$7,421,436,074	$4,439,498,552	$744,577,364	$516,165,837
Private Investment Class	$370,058,834	$166,612,192	$583,020,317	$358,382,702	$20,035,846	$52,446,063
Personal Investment Class	$156,031,658	$98,912,687	$131,879,562	$48,699,786	$6,195,176	$4,780,781
Cash Management Class	$744,301,265	$451,190,014	$6,226,818,583	$635,000,856	$31,552,573	$107,925,716
Reserve Class	$175,831,571	$16,254,296	$106,231,996	$289,171,003	$1,295,747	$32,804,041
Resource Class	$68,809,373	$27,010,779	$328,395,524	$144,337,050	$5,190,861	$8,295,373
Corporate Class	$1,496,576,044	$68,522,005	$2,837,170,236	$835,544,603	$10,017	$31,450,086

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,679,984,590	2,012,509,586	7,421,135,833	4,439,445,147	744,536,411	516,162,217
Private Investment Class	370,015,314	166,611,581	582,995,278	358,378,387	20,034,809	52,445,693
Personal Investment Class	156,013,403	98,912,213	131,874,250	48,699,186	6,194,835	4,780,742
Cash Management Class	744,216,093	451,188,493	6,226,590,397	634,987,305	31,550,870	107,924,959
Reserve Class	175,810,710	16,254,236	106,227,708	289,167,499	1,295,677	32,803,792
Resource Class	68,802,250	27,010,682	328,382,298	144,335,596	5,190,582	8,295,316
Corporate Class	1,496,434,296	68,521,680	2,837,051,350	835,534,318	10,018	31,449,866
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$55,614,075	$5,765,674	$19,073,402	$8,507,519	$772,654	$1,239,379

Expenses:
Advisory fees	31,585,694	4,495,016	26,103,848	6,485,374	1,277,720	1,809,100
Administrative services fees	1,111,714	569,568	1,002,077	674,561	237,626	209,296
Custodian fees	675,176	110,129	548,950	309,411	32,612	24,648
Distribution fees:
Private Investment Class	1,749,643	782,330	3,749,946	1,998,105	150,428	317,186
Personal Investment Class	816,359	744,568	983,344	202,952	30,730	23,041
Cash Management Class	802,809	409,245	6,127,355	930,633	26,255	94,956
Reserve Class	1,269,079	154,930	543,195	2,552,082	13,402	326,246
Resource Class	192,174	83,321	664,632	285,059	16,478	27,610
Corporate Class	510,269	57,229	739,439	188,930	1,252	11,239
Transfer agent fees	1,895,142	269,701	1,564,967	720,328	81,242	70,159
Trustees’ and officers’ fees and benefits	680,508	124,584	569,855	228,949	47,573	48,996
Other	885,873	266,900	743,349	548,702	161,427	166,405
Total expenses	42,174,440	8,067,521	43,340,957	15,125,086	2,076,745	3,128,882
Less: Fees waived	(10,849,500)	(4,764,642)	(27,791,120)	(8,079,925)	(1,546,401)	(2,338,304)
Net expenses	31,324,940	3,302,879	15,549,837	7,045,161	530,344	790,578
Net investment income	24,289,135	2,462,795	3,523,565	1,462,358	242,310	448,801

Realized and unrealized gain from:
Net realized gain from Investment securities	215,041	53,938	91,160	3,505	11,183	394
Net increase in net assets resulting from operations	$24,504,176	$2,516,733	$3,614,725	$1,465,863	$253,493	$449,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the years ended August 31, 2013 and 2012

	Liquid Assets Portfolio		STIC Prime Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$24,289,135	$25,157,094	$2,462,795	$2,123,775
Net realized gain (loss)	215,041	(293,864)	53,938	294,493
Net increase in net assets resulting from operations	24,504,176	24,863,230	2,516,733	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(21,918,580)	(22,653,197)	(1,451,843)	(1,970,544)
Private Investment Class	(70,203)	(91,059)	(84,504)	(159,676)
Personal Investment Class	(21,838)	(20,510)	(55,281)	(56,186)
Cash Management Class	(409,336)	(549,401)	(233,107)	(298,814)
Reserve Class	(25,476)	(20,900)	(8,350)	(5,540)
Resource Class	(19,237)	(32,103)	(24,454)	(22,143)
Corporate Class	(1,722,822)	(1,891,596)	(136,017)	(75,876)
Total distributions from net investment income	(24,187,492)	(25,258,766)	(1,993,556)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	2,629,835,972	811,900,804	(325,501,333)	445,421,945
Private Investment Class	(2,391,762)	(129,163,894)	6,780,235	(107,860,105)
Personal Investment Class	53,394,290	(5,049,935)	26,547,642	(12,026,107)
Cash Management Class	(41,391,219)	(781,536,081)	92,814,318	(93,221,563)
Reserve Class	78,585,760	6,998,794	(137,115)	9,601,823
Resource Class	(72,249,334)	(35,990,962)	(27,421,643)	25,248,010
Corporate Class	(440,549,241)	78,500,235	(28,118,507)	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	2,205,234,466	(54,341,039)	(255,036,403)	261,190,619
Net increase (decrease) in net assets	2,205,551,150	(54,736,575)	(254,513,226)	261,020,108

Net assets:
Beginning of year	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of year*	$21,693,594,369	$19,488,043,219	$2,841,018,836	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,855	$2,367,212	$1,134,859	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Treasury Portfolio		Government & Agency Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$3,523,565	$3,238,690	$1,462,358	$1,738,760
Net realized gain	91,160	50,407	3,505	27,193
Net increase in net assets resulting from operations	3,614,725	3,289,097	1,465,863	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(1,544,193)	(1,086,755)	(980,573)	(1,033,531)
Private Investment Class	(150,556)	(155,889)	(80,213)	(91,310)
Personal Investment Class	(26,315)	(32,903)	(5,433)	(2,868)
Cash Management Class	(1,230,057)	(1,375,936)	(189,876)	(300,323)
Reserve Class	(10,903)	(16,233)	(51,231)	(45,177)
Resource Class	(66,710)	(56,850)	(28,610)	(45,960)
Corporate Class	(494,831)	(514,124)	(126,422)	(219,591)
Total distributions from net investment income	(3,523,565)	(3,238,690)	(1,462,358)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions–net:
Institutional Class	407,062,365	1,834,112,962	667,341,526	(1,883,220,830)
Private Investment Class	(225,028,325)	(36,853,689)	(23,579,784)	(167,828,533)
Personal Investment Class	5,043,390	(58,382,432)	35,144,911	(1,134,450)
Cash Management Class	1,297,688,447	(1,449,829,654)	(38,517,720)	(1,000,924,066)
Reserve Class	81,040,702	(123,454,493)	24,882,972	193,913,087
Resource Class	52,057,764	(17,144,597)	(6,562,776)	(121,226,628)
Corporate Class	834,384,980	146,476,752	330,553,912	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	2,452,249,323	294,924,849	989,263,041	(3,819,655,830)
Net increase (decrease) in net assets	2,451,716,032	294,040,227	988,774,120	(3,819,803,659)

Net assets:
Beginning of year	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of year*	$17,634,952,292	$15,183,236,260	$6,750,634,552	$5,761,860,432
* Includes accumulated undistributed net investment income	$131,184	$664,475	$133,789	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$242,310	$163,684	$448,801	$474,942
Net realized gain	11,183	13,675	394	—
Net increase in net assets resulting from operations	253,493	177,359	449,195	474,942

Distributions to shareholders from net investment income:
Institutional Class	(222,382)	(143,288)	(309,956)	(313,662)
Private Investment Class	(7,591)	(7,051)	(35,465)	(49,272)
Personal Investment Class	(1,060)	(941)	(1,620)	(2,080)
Cash Management Class	(7,170)	(6,788)	(52,352)	(62,337)
Reserve Class	(352)	(417)	(17,740)	(14,456)
Resource Class	(2,079)	(2,984)	(8,146)	(12,162)
Corporate Class	(1,676)	(2,215)	(23,522)	(20,973)
Total distributions from net investment income	(242,310)	(163,684)	(448,801)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions–net:
Institutional Class	312,726,590	55,882,200	20,867,865	(6,724,666)
Private Investment Class	(18,411,857)	(9,209,433)	(43,381,875)	(3,000,673)
Personal Investment Class	1,649,254	(255,316)	2,034,576	(1,467,962)
Cash Management Class	(1,895,459)	(5,916,215)	31,418,445	(29,853,031)
Reserve Class	(53,450)	477,453	7,448,266	7,073,577
Resource Class	(6,726,597)	(5,164,314)	(20,059,037)	3,754,782
Corporate Class	4	(50,832,006)	4,129,646	(634,156)
Net increase (decrease) in net assets resulting from share transactions	287,288,485	(15,017,631)	2,457,886	(30,852,129)
Net increase (decrease) in net assets	287,299,668	(15,051,952)	2,458,280	(30,852,129)

Net assets:
Beginning of year	521,557,916	536,609,868	751,409,617	782,261,746
End of year*	$808,857,584	$521,557,916	$753,867,897	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

August 31, 2013

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013.

45                         Short-Term Investments Trust

For the year ended August 31, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$7,336,942	$—
STIC Prime Portfolio	2,102,764	528,107
Treasury Portfolio	6,161,478	8,862,115
Government & Agency Portfolio	—	2,008,252
Government TaxAdvantage Portfolio	572,887	734,974
Tax-Free Cash Reserve Portfolio	369,053	1,168,987

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$687,674	$487,359	$32,497	$977,153	$84,780	N/A
STIC Prime Portfolio	448,956	533,846	277,603	132,776	60,740	$49,712
Treasury Portfolio	2,246,564	720,587	4,876,106	472,352	530,220	730,483
Government & Agency Portfolio	1,183,354	148,208	710,621	2,209,966	222,054	169,199
Government TaxAdvantage Portfolio	75,212	22,535	21,003	11,659	13,182	1,252
Tax-Free Cash Reserve Portfolio	158,587	16,896	75,964	283,829	22,087	11,239

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

46                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$699,857	$217,696	$160,562	$164,980	N/A	N/A
STIC Prime Portfolio	312,932	198,552	81,849	20,141	$16,664	N/A
Treasury Portfolio	1,499,978	262,225	1,225,471	70,615	132,926	N/A
Government & Agency Portfolio	799,242	54,120	186,127	331,770	57,012	N/A
Government TaxAdvantage Portfolio	75,214	8,194	5,251	1,743	3,295	N/A
Tax-Free Cash Reserve Portfolio	158,593	6,144	18,991	42,412	5,522	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$1,055,592,660	$1,161,210,418	$—
STIC Prime Portfolio	227,597,160	285,178,672	—
Tax-Free Cash Reserve Portfolio	1,278,615,824	1,163,901,128	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

47                         Short-Term Investments Trust

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2013 and 2012:

	2013	2012
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$24,187,492	$25,258,766
STIC Prime Portfolio	1,993,556	2,588,779
Treasury Portfolio	4,148,016	4,173,719
Government & Agency Portfolio	1,954,784	1,913,782
Government TaxAdvantage Portfolio	242,310	211,680
Tax-Free Cash Reserve Portfolio	448,801	474,942

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,310,796	$(3,841,941)	$(151,645)	$21,691,277,159	$21,693,594,369
STIC Prime Portfolio	2,342,345	(1,153,548)	—	2,839,830,039	2,841,018,836
Treasury Portfolio	2,278,676	(2,147,492)	—	17,634,821,108	17,634,952,292
Government & Agency Portfolio	1,143,514	(1,009,725)	—	6,750,500,763	6,750,634,552
Government TaxAdvantage Portfolio	152,436	(129,993)	—	808,835,141	808,857,584
Tax-Free Cash Reserve Portfolio	362,850	(413,052)	(78,178)	753,996,277	753,867,897

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$215,041
Tax-Free Cash Reserve Portfolio	394

The Funds have a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2013. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$294,493	$(294,493)	$—
Treasury Portfolio	(533,291)	533,291	—
Government & Agency Portfolio	(488,921)	488,921	—

48                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	159,299,902,193	$159,299,902,193	89,348,642,488	$89,348,642,488
Private Investment Class	1,949,199,266	1,949,199,266	1,457,491,082	1,457,491,082
Personal Investment Class	480,171,522	480,171,522	394,000,581	394,000,581
Cash Management Class	4,626,088,763	4,626,088,763	4,943,022,425	4,943,022,425
Reserve Class	1,070,630,153	1,070,630,153	798,059,349	798,059,349
Resource Class	370,992,270	370,992,270	949,447,727	949,447,727
Corporate Class	14,158,171,832	14,158,171,832	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	8,129,150	8,129,150	7,977,164	7,977,164
Private Investment Class	21,780	21,780	28,241	28,241
Personal Investment Class	17,072	17,072	16,939	16,939
Cash Management Class	207,523	207,523	243,762	243,762
Reserve Class	24,034	24,034	20,656	20,656
Resource Class	19,468	19,468	31,545	31,545
Corporate Class	950,291	950,291	652,399	652,399

Reacquired:
Institutional Class	(156,678,195,371)	(156,678,195,371)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(1,951,612,808)	(1,951,612,808)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(426,794,304)	(426,794,304)	(399,067,455)	(399,067,455)
Cash Management	(4,667,687,505)	(4,667,687,505)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(992,068,427)	(992,068,427)	(791,081,211)	(791,081,211)
Resource Class	(443,261,072)	(443,261,072)	(985,470,234)	(985,470,234)
Corporate Class	(14,599,671,364)	(14,599,671,364)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	2,205,234,466	$2,205,234,466	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,427,185,800	$6,427,185,800	8,818,749,285	$8,818,749,285
Private Investment Class	1,138,175,843	1,138,175,843	1,646,112,321	1,646,112,321
Personal Investment Class	2,045,639,772	2,045,639,772	2,023,470,801	2,023,470,801
Cash Management Class	2,764,492,641	2,764,492,641	2,918,490,012	2,918,490,012
Reserve Class	55,993,607	55,993,607	59,987,205	59,987,205
Resource Class	163,545,333	163,545,333	120,292,226	120,292,226
Corporate Class	1,518,711,668	1,518,711,668	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	416,999	416,999	522,849	522,849
Private Investment Class	37,090	37,090	90,389	90,389
Personal Investment Class	38,862	38,862	44,770	44,770
Cash Management Class	72,029	72,029	157,787	157,787
Reserve Class	8,173	8,173	4,815	4,815
Resource Class	22,461	22,461	18,083	18,083
Corporate Class	120,286	120,286	73,178	73,178

Reacquired:
Institutional Class	(6,753,104,132)	(6,753,104,132)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(1,131,432,698)	(1,131,432,698)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(2,019,130,992)	(2,019,130,992)	(2,035,541,678)	(2,035,541,678)
Cash Management	(2,671,750,352)	(2,671,750,352)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(56,138,895)	(56,138,895)	(50,390,197)	(50,390,197)
Resource Class	(190,989,437)	(190,989,437)	(95,062,299)	(95,062,299)
Corporate Class	(1,546,950,461)	(1,546,950,461)	(962,480,637)	(962,480,637)
Net increase (decrease) in share activity	(255,036,403)	$(255,036,403)	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	26,055,460,755	$26,055,460,755	25,684,885,613	$25,684,885,613
Private Investment Class	2,641,592,556	2,641,592,556	6,307,904,112	6,307,904,112
Personal Investment Class	1,071,616,816	1,071,616,816	1,107,149,443	1,107,149,443
Cash Management Class	34,271,725,690	34,271,725,690	36,590,448,616	36,590,448,616
Reserve Class	281,164,270	281,164,270	550,118,652	550,118,652
Resource Class	347,900,466	347,900,466	438,220,116	438,220,116
Corporate Class	17,590,650,977	17,590,650,977	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	1,179,560	1,179,560	692,335	692,335
Private Investment Class	53,397	53,397	45,128	45,128
Personal Investment Class	30,289	30,289	41,597	41,597
Cash Management Class	122,133	122,133	199,968	199,968
Reserve Class	9,165	9,165	21,779	21,779
Resource Class	28,138	28,138	30,503	30,503
Corporate Class	199,623	199,623	281,122	281,122

Reacquired:
Institutional Class	(25,649,577,950)	(25,649,577,950)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(2,866,674,278)	(2,866,674,278)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(1,066,603,715)	(1,066,603,715)	(1,165,573,472)	(1,165,573,472)
Cash Management	(32,974,159,376)	(32,974,159,376)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(200,132,733)	(200,132,733)	(673,594,924)	(673,594,924)
Resource Class	(295,870,840)	(295,870,840)	(455,395,216)	(455,395,216)
Corporate Class	(16,756,465,620)	(16,756,465,620)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	2,452,249,323	$2,452,249,323	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	46,220,360,964	$46,220,360,964	50,116,831,608	$50,116,831,608
Private Investment Class	1,502,277,595	1,502,277,595	1,978,700,678	1,978,700,678
Personal Investment Class	139,783,039	139,783,039	101,374,961	101,374,961
Cash Management Class	10,691,710,205	10,691,710,205	11,662,178,713	11,662,178,713
Reserve Class	619,154,214	619,154,214	638,520,807	638,520,807
Resource Class	1,092,349,252	1,092,349,252	1,474,848,113	1,474,848,113
Corporate Class	5,307,227,949	5,307,227,949	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	550,215	550,215	624,554	624,554
Private Investment Class	25,979	25,979	17,647	17,647
Personal Investment Class	99	99	109	109
Cash Management Class	137,001	137,001	125,442	125,442
Reserve Class	36,484	36,484	16,199	16,199
Resource Class	25,432	25,432	31,833	31,833
Corporate Class	67,865	67,865	103,232	103,232

Reacquired:
Institutional Class	(45,553,569,653)	(45,553,569,653)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(1,525,883,358)	(1,525,883,358)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(104,638,227)	(104,638,227)	(102,509,520)	(102,509,520)
Cash Management	(10,730,364,926)	(10,730,364,926)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(594,307,726)	(594,307,726)	(444,623,919)	(444,623,919)
Resource Class	(1,098,937,460)	(1,098,937,460)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(4,976,741,902)	(4,976,741,902)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	989,263,041	$989,263,041	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,845,348,294	$3,845,348,294	3,731,626,851	$3,731,626,851
Private Investment Class	191,682,602	191,682,602	253,690,624	253,690,624
Personal Investment Class	14,523,876	14,523,876	10,327,891	10,327,891
Cash Management Class	84,031,947	84,031,947	43,621,575	43,621,575
Reserve Class	816,640	816,640	3,860,999	3,860,999
Resource Class	2,973,005	2,973,005	17,935,727	17,935,727
Corporate Class	80,000,000	80,000,000	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	193,790	193,790	147,439	147,439
Private Investment Class	3,966	3,966	4,337	4,337
Cash Management Class	6,954	6,954	10,599	10,599
Reserve Class	347	347	645	645
Resource Class	2,056	2,056	3,478	3,478
Corporate Class	4	4	2,178	2,178

Reacquired:
Institutional Class	(3,532,815,494)	(3,532,815,494)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(210,098,425)	(210,098,425)	(262,904,394)	(262,904,394)
Personal Investment Class	(12,874,622)	(12,874,622)	(10,583,207)	(10,583,207)
Cash Management	(85,934,360)	(85,934,360)	(49,548,389)	(49,548,389)
Reserve Class	(870,437)	(870,437)	(3,384,191)	(3,384,191)
Resource Class	(9,701,658)	(9,701,658)	(23,103,519)	(23,103,519)
Corporate Class	(80,000,000)	(80,000,000)	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	287,288,485	$287,288,485	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,566,703,950	$1,566,703,950	1,171,103,042	$1,171,103,042
Private Investment Class	140,182,581	140,182,581	235,527,922	235,527,922
Personal Investment Class	7,300,308	7,300,308	5,675,300	5,675,300
Cash Management Class	181,848,030	181,848,030	338,249,957	338,249,957
Reserve Class	74,098,247	74,098,247	83,892,175	83,892,175
Resource Class	33,461,520	33,461,520	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	73,809	73,809	62,811	62,811
Private Investment Class	30,044	30,044	29,076	29,076
Personal Investment Class	741	741	822	822
Cash Management Class	31,879	31,879	46,142	46,142
Reserve Class	17,444	17,444	14,273	14,273
Resource Class	8,151	8,151	10,887	10,887
Corporate Class	16,263	16,263	20,706	20,706

Reacquired:
Institutional Class	(1,545,909,894)	(1,545,909,894)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(183,594,500)	(183,594,500)	(238,557,671)	(238,557,671)
Personal Investment Class	(5,266,473)	(5,266,473)	(7,144,084)	(7,144,084)
Cash Management	(150,461,464)	(150,461,464)	(368,149,130)	(368,149,130)
Reserve Class	(66,667,425)	(66,667,425)	(76,832,871)	(76,832,871)
Resource Class	(53,528,708)	(53,528,708)	(39,094,880)	(39,094,880)
Corporate Class	(75,915,191)	(75,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	2,457,886	$2,457,886	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.05%	$744,301	0.21	%(c)	0.27	%(c)	0.05	%(c)
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
STIC Prime Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11	(c)	0.29	(c)	0.08	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Treasury Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09	(c)	0.28	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Government & Agency Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11	(c)	0.24	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Government TaxAdvantage Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06	(c)	0.30	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Tax-Free Cash Reserve Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10	(c)	0.40	(c)	0.06	(c)
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $802,809, 409,246, 6,127,355, 930,633, 26,255 and 94,956 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Cash Management Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Cash Management Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 25, 2013

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or, contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.06	$1,024.15	$1.07	0.21%
STIC Prime Portfolio	1,000.00	1,000.20	0.60	1,024.60	0.61	0.12
Treasury Portfolio	1,000.00	1,000.10	0.31	1,024.90	0.31	0.06
Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.75	0.46	0.09
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.20	1,025.00	0.20	0.04
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.45	1,024.75	0.46	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2013, through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the

Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, above the Index for the three year period and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first

58 Short-Term Investments Trust

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Government TaxAdvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was

59 Short-Term Investments Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the rate for the other mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate for the other domestic mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government TaxAdvantage Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

60 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2013:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.17%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.01%	0.00%
Treasury Portfolio	0.00%	0.00%	49.41%	0.00%
Government & Agency Portfolio	0.00%	0.00%	1.73%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	17.33%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	91,161	100%
Government & Agency Portfolio	3,505	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			117	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			117	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	130	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex because he and his firm currently provide legal services as legal counsel to such Funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	117	ACE Limited (insurance company); Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	130	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	117	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	117	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			117	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			117	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	117	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	117	None
Larry Soll — 1942 Trustee	2003	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	117	None
Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	130	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	117	None
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Vice President	1989

Head of Invesco’s World Wide Fixed Income and Cash Management Group; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, Invesco Funds (Chicago), and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-3 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2013

Corporate Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
61	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2013. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Policy concerns continued to dominate the macroeconomic landscape during the 12 months covered by this report.

The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, committing to keep interest rates at this level at least until unemployment falls to

6.5% and long-term inflation expectations do not rise above 2.5%.1 In December 2012, the Fed ended Operation Twist, which had lifted short-term interest rates, and began a third round of quantitative easing, which included $85 billion1 monthly purchases of Treasuries and mortgage-backed securities. This effort, which aimed to keep long-term interest rates low, also meant that money market funds continued to operate in an ultra-low interest rate environment.

In late 2012 and early 2013, attention turned to fiscal policy and concern over the “fiscal cliff” - economic developments that, if not addressed, could have had dire effects on the US economy. A last-minute package of $650 billion2 in combined tax increases and spending cuts, the American Taxpayer Relief Act of 2012, averted the fiscal cliff and its potential drag on the US economy. It also contributed to some of the best news to come out of Washington of late, a lower-than-expected federal deficit. At $642 billion, the 2013 federal deficit would be the smallest deficit since 2008 – an impressive 41% lower than the 2012 figure of $1.087 trillion.3 As a share of the economy, the 2013 deficit would represent 4.0% of gross domestic product, down significantly from 10.1% in 2009.3

Toward the end of the reporting period, uncertainty re-emerged as the Fed announced its intention to taper, or slow down, its asset purchases. This sparked concern about imminently rising interest rates.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco - one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield - in that order - to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

2  Source: Reuters

3  Source: Congressional Budget Office

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                          Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                          Short-Term Investments Trust

Fund data

  Corporate Class data as of 8/31/13

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	38 days	66 days	$1.4 billion
STIC Prime	9 - 23 days	17 days	20 days	68.5 million
Treasury	27 - 50 days	41 days	41 days	2.8 billion
Government & Agency	21 - 49 days	37 days	57 days	835.5 million
Government TaxAdvantage	23 - 48 days	44 days	48 days	10.0 thousand
Tax-Free Cash Reserve	17 - 29 days	29 days	29 days	31.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                          Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/13

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-4, 6-17	Treasury Portfolio 1, 7-11, 13, 14, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 16, 17
1 - 7	32.7%	43.8%	50.5%	55.0%	21.7%	87.9%
8 - 30	13.9	34.4	3.7	1.1	27.2	0.0
31 - 60	20.1	21.8	14.5	15.4	25.3	2.6
61 - 90	9.2	0.0	13.7	5.3	5.6	0.4
91 - 180	16.3	0.0	14.8	14.1	19.0	4.0
181+	7.8	0.0	2.8	9.1	1.2	5.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed, possibly negatively impacting its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

5                          Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.06%(a)
Asset-Backed Securities–Consumer Receivables–3.94%
Barton Capital LLC(b)(c)	0.21%	10/21/13	$60,000	$60,000,000
Bryant Park Funding LLC(b)	0.07%	09/03/13	50,000	49,999,805
Old Line Funding, LLC(b)	0.22%	11/01/13	50,000	49,981,360
Old Line Funding, LLC(b)	0.23%	10/15/13	44,700	44,687,434
Old Line Funding, LLC(b)	0.24%	11/15/13	100,000	99,950,000
Old Line Funding, LLC(b)	0.24%	01/15/14	88,000	87,920,213
Old Line Funding, LLC(b)	0.25%	10/09/13	50,000	49,986,806
Old Line Funding, LLC(b)	0.25%	10/21/13	40,000	39,986,111
Salisbury Receivables Co. LLC(b)	0.16%	10/08/13	44,000	43,992,764
Salisbury Receivables Co. LLC(b)	0.18%	09/17/13	50,000	49,996,000
Sheffield Receivables Corp.(b)	0.17%	10/07/13	50,000	49,991,500
Sheffield Receivables Corp.(b)	0.17%	10/16/13	54,000	53,988,525
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	44,000	43,997,800
Thunder Bay Funding, LLC(b)	0.20%	10/03/13	50,000	49,991,111
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	30,000	29,993,667
Thunder Bay Funding, LLC(b)	0.25%	10/21/13	50,000	49,982,639
				854,445,735

Asset-Backed Securities–Diversified Banks–2.74%
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,879,875
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,877,085
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,851,800
Collateralized Commercial Paper II Co., LLC(b)	0.30%	12/05/13	130,000	129,897,083
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,858,175
				595,364,018

Asset-Backed Securities–Fully Supported–1.82%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.23%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	11/21/13	20,000	19,989,650
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	02/13/14	50,000	49,947,292
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	11/20/13	38,000	37,979,733
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	01/10/14	71,000	70,937,993
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.25%	11/13/13	180,000	180,000,000
				393,854,668

Asset-Backed Securities–Fully Supported Bank–5.29%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/11/13	50,000	49,998,056
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/24/13	55,900	55,895,000
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/26/13	37,200	37,196,383
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/03/13	100,000	99,998,945
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/17/13	70,000	69,994,089
Concord Minutemen Capital Co., LLC;–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	150,000	149,998,083
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.22%	09/19/13	75,000	74,991,750
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/10/13	75,000	74,995,688
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	09/23/13	40,000	39,995,600
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.19%	11/05/13	100,000	99,965,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	$25,000	$24,999,681
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/17/13	25,000	24,997,444
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.22%	10/21/13	20,000	19,993,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/09/13	100,000	99,994,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/12/13	50,000	49,996,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(d)	0.16%	09/16/13	40,000	39,997,333
Matchpoint Master Trust (CEP–BNP Paribas)(b)(d)	0.20%	09/12/13	50,000	49,996,944
Victory Receivables Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	10/02/13	65,000	64,989,925
Working Capital Management L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.18%	10/02/13	20,000	19,996,900
				1,147,992,779

Asset-Backed Securities–Multi-Purpose–8.64%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	53,000	52,994,700
Chariot Funding, LLC(b)	0.24%	11/07/13	50,000	49,977,667
Chariot Funding, LLC(b)	0.24%	11/08/13	90,000	89,959,200
Chariot Funding, LLC(b)	0.24%	12/05/13	50,000	49,968,333
Chariot Funding, LLC(b)	0.24%	12/17/13	100,000	99,928,667
Chariot Funding, LLC(b)	0.24%	01/06/14	50,000	49,957,667
Chariot Funding, LLC(b)	0.24%	01/16/14	50,000	49,954,333
Chariot Funding, LLC(b)	0.25%	10/16/13	50,000	49,984,375
Chariot Funding, LLC(b)	0.25%	11/01/13	50,000	49,978,819
Chariot Funding, LLC(b)	0.27%	09/04/13	50,000	49,998,875
CHARTA, LLC(b)	0.15%	10/03/13	48,000	47,993,600
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	50,000	49,989,917
Jupiter Securitization Co. LLC(b)	0.23%	09/18/13	50,000	49,994,569
Jupiter Securitization Co. LLC(b)	0.24%	11/26/13	50,000	49,971,333
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	30,000	29,981,000
Jupiter Securitization Co. LLC(b)	0.24%	02/05/14	50,000	49,947,667
Jupiter Securitization Co. LLC(b)	0.24%	02/25/14	50,000	49,941,000
Jupiter Securitization Co. LLC(b)	0.27%	09/03/13	75,000	74,998,875
Jupiter Securitization Co. LLC(b)	0.27%	09/04/13	50,000	49,998,875
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	22,500	22,468,125
Mont Blanc Capital Corp.(b)(d)	0.21%	11/08/13	25,000	24,990,083
Mont Blanc Capital Corp.(b)(d)	0.26%	09/09/13	54,730	54,726,838
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/10/13	45,000	44,998,088
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/16/13	50,000	49,996,458
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	10/08/13	100,000	99,982,528
Regency Markets No. 1 LLC(b)(d)	0.14%	09/05/13	86,809	86,807,650
Regency Markets No. 1 LLC(b)(d)	0.15%	09/13/13	50,000	49,997,500
Regency Markets No. 1 LLC(b)(d)	0.15%	09/16/13	50,000	49,996,875
Regency Markets No. 1 LLC(b)(d)	0.15%	09/20/13	220,000	219,982,583
Scaldis Capital Ltd./LLC(b)(d)	0.17%	09/17/13	25,000	24,998,111
Scaldis Capital Ltd./LLC(b)(d)	0.22%	09/03/13	100,000	99,998,778
				1,874,463,089

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding, LLC(b)	0.13%	09/20/13	25,003	25,001,285
Market Street Funding, LLC(b)	0.15%	10/03/13	43,550	43,544,193
Market Street Funding, LLC(b)	0.16%	09/30/13	62,572	62,563,935
Market Street Funding, LLC(b)	0.17%	10/01/13	53,132	53,124,473
				184,233,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–0.97%
Toyota Motor Credit Corp.(d)	0.25%	09/04/13	$150,000	$149,996,875
Toyota Motor Credit Corp.(d)	0.27%	01/03/14	60,000	59,944,200
				209,941,075

Diversified Banks–16.43%
Barclays Bank PLC(b)(d)	0.52%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.24%	09/03/13	150,000	149,998,000
BNZ International Funding Ltd.(b)(d)	0.19%	09/13/13	96,000	95,993,920
BNZ International Funding Ltd.(b)(d)	0.20%	10/11/13	74,750	74,733,389
DBS Bank Ltd.(b)(d)	0.26%	09/10/13	50,000	49,996,812
DBS Bank Ltd.(b)(d)	0.26%	09/12/13	100,000	99,992,208
DBS Bank Ltd.(b)(d)	0.26%	09/13/13	80,000	79,993,200
DBS Bank Ltd.(b)(d)	0.27%	10/04/13	110,000	109,972,775
Dexia Credit Local S.A.(d)	0.30%	11/12/13	50,000	49,970,000
Dexia Credit Local S.A.(d)	0.34%	12/12/13	75,000	74,927,750
Dexia Credit Local S.A.(d)	0.40%	02/12/14	65,000	64,881,555
Dexia Credit Local S.A.(d)	0.40%	02/14/14	41,000	40,924,378
Dexia Credit Local S.A.(d)	0.40%	02/14/14	140,000	139,741,778
ING (US) Funding LLC(d)	0.22%	11/01/13	60,000	59,978,142
ING (US) Funding LLC(d)	0.24%	09/23/13	60,000	59,991,383
Lloyds TSB Bank PLC(d)	0.14%	09/03/13	200,000	199,998,444
Lloyds TSB Bank PLC(d)	0.14%	09/06/13	50,000	49,999,028
Lloyds TSB Bank PLC(d)	0.14%	09/30/13	40,000	39,995,489
Mizuho Funding, LLC(b)(d)	0.17%	09/18/13	70,000	69,994,546
Mizuho Funding, LLC(b)(d)	0.21%	11/07/13	40,000	39,984,367
Mizuho Funding, LLC(b)(d)	0.23%	12/03/13	50,000	49,970,937
Mizuho Funding, LLC(b)(d)	0.25%	01/06/14	50,000	49,955,903
Mizuho Funding, LLC(b)(d)	0.25%	01/08/14	100,000	99,910,417
National Australia Funding Delaware Inc.(b)(d)	0.14%	11/05/13	140,000	139,964,611
National Australia Funding Delaware Inc.(b)(d)	0.15%	10/25/13	100,000	99,977,500
National Australia Funding Delaware Inc.(b)(d)	0.15%	11/12/13	100,000	99,971,000
National Australia Funding Delaware Inc.(b)(d)	0.17%	09/12/13	50,000	49,997,403
National Australia Funding Delaware Inc.(b)(d)	0.17%	10/07/13	100,000	99,983,000
Natixis US Finance Co., LLC(d)	0.13%	09/05/13	50,000	49,999,278
Oversea–Chinese Banking Corp. Ltd.(d)	0.18%	09/18/13	50,000	49,995,750
Oversea–Chinese Banking Corp. Ltd.(d)	0.20%	09/03/13	100,000	99,998,889
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Societe Generale North America, Inc.(d)	0.12%	09/11/13	100,000	99,996,805
Societe Generale North America, Inc.(d)	0.10%	09/05/13	75,000	74,999,208
Societe Generale North America, Inc.(d)	0.13%	09/05/13	180,000	179,997,500
Societe Generale North America, Inc.(d)	0.22%	09/17/13	50,000	49,995,111
Societe Generale North America, Inc.(d)	0.23%	09/10/13	60,000	59,996,625
Standard Chartered Bank(b)(d)	0.13%	09/04/13	130,000	129,998,592
Standard Chartered Bank(b)(d)	0.21%	10/04/13	58,000	57,988,835
Standard Chartered Bank(b)(d)	0.21%	10/07/13	110,000	109,976,900
Standard Chartered Bank(b)(d)	0.22%	09/13/13	100,000	99,992,667
				3,563,734,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–0.19%
Reckitt Benckiser Treasury Services PLC(b)(d)	0.08%	09/17/13	$17,000	$16,999,395
Reckitt Benckiser Treasury Services PLC(b)(d)	0.50%	02/11/14	25,000	24,943,403
				41,942,798

Other Diversified Financial Services–1.06%
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,953,433
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,952,700
General Electric Capital Corp.	0.23%	11/01/13	75,000	74,970,771
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,965,340
				229,842,244

Regional Banks–4.50%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	09/27/13	85,715	85,704,476
Banque et Caisse d’Epargne de l’Etat(d)	0.14%	09/17/13	50,000	49,996,889
Banque et Caisse d’Epargne de l’Etat(d)	0.17%	10/15/13	50,000	49,989,611
Commonwealth Bank of Australia(b)(d)	0.16%	11/25/13	50,000	49,981,701
Commonwealth Bank of Australia(b)(d)	0.17%	09/03/13	60,000	59,999,450
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.15%	09/11/13	50,000	49,997,917
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.16%	09/09/13	75,000	74,997,333
Macquarie Bank Ltd.(b)(d)	0.23%	11/18/13	40,000	39,980,067
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/03/13	250,000	249,951,111
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/07/13	100,000	99,978,000
Sumitomo Mitsui Banking Corp.(b)(d)	0.15%	10/01/13	35,000	34,995,625
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	10/17/13	80,000	79,977,511
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	01/24/14	50,000	49,949,653
				975,499,344

Soft Drinks–1.50%
Coca-Cola Co.(b)	0.15%	10/04/13	60,000	59,991,750
Coca-Cola Co.(b)	0.17%	09/10/13	100,000	99,995,750
Coca-Cola Co.(b)	0.19%	11/18/13	40,000	39,983,533
Coca-Cola Co.(b)	0.21%	02/04/14	50,000	49,954,500
Coca-Cola Co.(b)	0.21%	02/06/14	50,000	49,953,917
Coca-Cola Co.(b)	0.21%	02/07/14	25,000	24,976,813
				324,856,263

Specialized Finance–3.13%
Caisse de Depots et Consignations(b)(d)	0.15%	09/27/13	100,000	99,989,167
Caisse de Depots et Consignations(b)(d)	0.16%	09/16/13	70,000	69,995,333
Caisse de Depots et Consignations(b)(d)	0.20%	09/13/13	80,000	79,994,667
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	10/22/13	45,000	44,990,437
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	12/02/13	75,000	74,971,250
Kreditanstalt fur Wiederaufbau(b)(d)	0.16%	01/06/14	100,000	99,943,556
Kreditanstalt fur Wiederaufbau(b)(d)	0.24%	10/01/13	210,000	209,958,875
				679,843,285
Total Commercial Paper (Cost $11,076,013,279)				11,076,013,279

Certificates of Deposit–24.02%
Bank of Montreal(c)(d)	0.33%	08/12/14	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	110,000	110,000,000
Bank of Nova Scotia(d)	0.23%	10/03/13	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.31%	02/06/14	$60,000	$60,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.37%	09/11/14	100,000	100,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.04%	09/03/13	200,000	200,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/13	50,000	50,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.11%	09/04/13	150,000	150,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.16%	09/30/13	15,000	15,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(d)	0.25%	06/17/14	450,000	450,000,000
BNP Paribas(d)	0.24%	10/10/13	60,000	60,000,000
Canadian Imperial Bank of Commerce(d)	0.02%	09/03/13	226,389	226,389,378
Credit Agricole Corporate & Investment Bank(d)	0.16%	09/06/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(d)	0.22%	10/15/13	162,500	162,500,000
National Australia Bank Ltd.(d)	0.16%	10/28/13	100,000	100,000,000
Nationwide Building Society(d)	0.24%	12/09/13	120,000	119,919,217
Natixis(d)	0.10%	09/03/13	600,000	600,000,000
Natixis(c)(d)	0.31%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.16%	10/24/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.16%	10/28/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/08/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.17%	11/15/13	40,000	40,000,000
Nordea Bank Finland PLC(d)	0.17%	11/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	60,000	60,000,000
Norinchukin Bank (The)(d)	0.23%	10/07/13	30,000	30,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/21/14	185,000	185,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/29/14	33,000	33,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	30,000	30,000,000
Oversea–Chinese Banking Corp. Ltd.(d)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland(d)	0.26%	09/03/13	60,000	60,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/04/13	48,380	48,380,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	11/01/13	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.22%	10/18/13	134,000	134,000,000
Svenska Handelsbanken AB(d)	0.18%	09/11/13	36,000	36,000,000
Svenska Handelsbanken AB(d)	0.19%	10/18/13	115,540	115,540,000
Swedbank AB(d)	0.09%	09/03/13	10,000	10,000,000
Toronto–Dominion Bank(d)	0.20%	10/28/13	150,000	150,000,000
Toronto–Dominion Bank(d)	0.20%	01/14/14	100,000	100,000,000
Toronto–Dominion Bank(d)	0.21%	02/07/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	02/14/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto–Dominion Bank(d)	0.23%	10/28/13	60,000	60,000,000
Toronto–Dominion Bank(d)	0.25%	09/20/13	100,000	100,000,000
Total Certificates of Deposit (Cost $5,209,828,595)				5,209,828,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–8.32%(e)
Credit Enhanced–8.32%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$800	$800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/35	8,685	8,685,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,465	7,465,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.06%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/33	25,805	25,805,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/40	2,190	2,190,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	12/01/32	2,615	2,615,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	01/01/33	24,775	24,775,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	11/01/38	$4,335	$4,335,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	23,080	23,080,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.05%	07/01/24	11,395	11,395,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	10/01/32	4,710	4,710,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.06%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	03/01/30	40,360	40,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/34	4,510	4,510,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.06%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.05%	05/15/31	3,880	3,879,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/25	4,600	4,600,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.08%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(b)(f)	0.09%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.17%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.07%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	5,700	5,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	$3,970	$3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.06%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)	0.06%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/33	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	10/01/42	5,175	5,175,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.06%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.05%	07/01/41	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.18%	03/01/39	8,010	8,010,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	19,670	19,670,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/38	7,591	7,591,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/42	20,885	20,885,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.09%	11/15/39	$19,000	$19,000,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/01/33	12,800	12,800,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.05%	05/01/41	2,200	2,200,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.06%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(f)	0.08%	07/01/38	14,800	14,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/36	7,575	7,574,659
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	425	424,809
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.06%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank N.A.)(f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	04/01/32	10,210	10,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/36	$1,820	$1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,945	1,945,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.08%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.06%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.11%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.11%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.06%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.05%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,365	2,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	04/01/26	$4,215	$4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/40	1,150	1,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.12%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.11%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.06%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.13%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.06%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.08%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/15/22	4,625	4,625,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.07%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.08%	06/15/35	$5,350	$5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.04%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/38	3,345	3,345,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	08/01/40	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.18%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,805,093,379)				1,805,093,379

U.S. Treasury Securities–1.11%
U.S. Treasury Bills–1.11%(a)
U.S. Treasury Bills	0.05%	09/05/13	75,000	74,999,583
U.S. Treasury Bills	0.10%	12/26/13	165,000	164,946,834
Total U.S. Treasury Securities (Cost $239,946,417)				239,946,417

Other Bonds & Notes–6.01%
American Honda Finance Corp., Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,027,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada,
Sr. Unsec. Notes(b)(c)(d)	0.32%	09/04/14	$300,000	$300,000,000
Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(c)(d)	0.72%	11/01/13	75,000	75,060,418
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	09/19/14	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.32%	09/19/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.42%	09/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,305,088,092)				1,305,088,092
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.52% (Cost $19,635,969,762)				19,635,969,762

			Repurchase Amount
Repurchase Agreements–9.47%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.50%-7.75%, 09/10/13-03/26/42)(d)(h)	0.18%	—	—	50,000,000
Credit Suisse Securities (USA) LLC, Open Agreement dated 04/25/13, (collateralized by Mortgage-backed securities valued at $373,906,663; 0%-7.27%, 02/25/19-06/25/58)(d)(h)	0.58%	—	—	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	184,958,360	184,957,127
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	85,354,463	85,353,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $368,299,307 (collateralized by collateralized mortgage obligations, Asset-backed securities & other instruments valued at $403,719,652; 0%-11.95%, 12/15/13-05/25/52)(i)	0.48%	10/28/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $305,157,160 (collateralized by collateralized mortgage obligations, asset-backed securities & other instruments valued at $334,308,009; 0%-11.95%, 11/01/13-08/15/56)	0.53%	10/04/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 08/07/13, aggregate maturing value of $200,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.00%-3.50%, 10/01/26-06/01/28)(i)	0.07%	09/04/13	100,005,445	100,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 01/02/14-06/15/45)(d)(i)	0.22%	09/04/13	50,008,556	50,000,000
RBC Capital Markets Corp., Term agreement dated 08/26/13, maturing value of $300,053,667 (collateralized by Corporate obligations valued at $315,000,000; 0%-9.82%, 09/13/13-11/15/46)(d)(i)	0.23%	09/23/13	300,053,667	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	225,001,250	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	46,946,909	46,946,596
Total Repurchase Agreements (Cost $2,055,257,712)				2,055,257,712
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,691,227,474)				21,691,227,474
OTHER ASSETS LESS LIABILITIES–0.01%				2,366,895
NET ASSETS–100.00%				$21,693,594,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short–Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $9,354,818,587, which represented 43.12% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Japan: 11.9%; Canada: 11.4%; France: 10.2%; Australia: 5.3%; other countries less than 5% each: 16.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–60.96%(a)
Asset-Backed Securities–Consumer Receivables–2.29%
Salisbury Receivables, LLC(b)	0.16%	10/07/13	$25,000	$24,996,000
Sheffield Receivables Corp.(b)	0.16%	10/03/13	40,000	39,994,311
				64,990,311

Asset-Backed Securities–Fully Supported–1.23%
Kells Funding, LLC (CEP–Federal Republic of Germany)(b)(c)	0.16%	09/19/13	35,000	34,997,200

Asset-Backed Securities–Fully Supported Bank–18.37%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	100,000	99,998,833
Cancara Asset Securitisaton, LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.19%	10/22/13	90,000	89,975,775
Gemini Securitization Corp., LLC (CEP–Deutsche Bank)(b)(c)	0.15%	09/12/13	75,000	74,996,563
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	90,000	89,983,350
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/15/13	50,000	49,986,555
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	15,000	14,999,233
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.16%	09/09/13	47,000	46,998,329
Newport Funding Corp. (CEP–Deutsche Bank)(b)(c)	0.16%	09/23/13	55,000	54,994,622
				521,933,260

Asset-Backed Securities–Multi-Purpose–12.88%
Atlantic Asset Securitization, LLC(b)	0.21%	02/19/14	58,000	58,000,000
CAFCO, LLC(b)	0.15%	09/19/13	35,000	34,997,375
CAFCO, LLC(b)	0.15%	10/01/13	55,000	54,993,125
CRC Funding, LLC(b)	0.15%	10/02/13	50,000	49,993,542
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/11/13	32,922	32,916,879
Regency Markets No. 1, LLC(b)(c)	0.15%	09/16/13	25,000	24,998,437
Regency Markets No. 1, LLC(b)(c)	0.15%	09/20/13	80,000	79,993,667
Scaldis Capital, Ltd.(b)(c)	0.15%	09/30/13	30,000	29,996,375
				365,889,400

Asset-Backed Securities–Trade Receivables–3.52%
Market Street Funding, LLC(b)	0.16%	09/24/13	50,000	49,994,889
Market Street Funding, LLC(b)	0.14%	09/25/13	30,000	29,997,200
Market Street Funding, LLC(b)	0.15%	10/09/13	20,007	20,003,832
				99,995,921

Consumer Finance–2.94%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	33,500	33,497,301
Toyota Motor Credit Corp.(c)	0.08%	09/20/13	50,000	49,997,888
				83,495,189

Diversified Banks–5.63%
Credit Agricole North America, Inc.(c)	0.13%	09/04/13	25,000	24,999,729
Lloyds TSB Bank PLC(c)	0.14%	09/03/13	25,000	24,999,806
Oversea–Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	50,000	49,996,750
Societe Generale North America, Inc.(c)	0.13%	09/05/13	30,000	29,999,583
Societe Generale North America, Inc.(c)	0.12%	09/11/13	30,000	29,999,042
				159,994,910

Industrial Conglomerates–1.76%
General Electric Capital Co.	0.06%	09/03/13	50,000	49,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–4.05%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	$70,000	$69,999,300
MetLife Short Term Funding, LLC(b)	0.12%	09/13/13	45,000	44,998,200
				114,997,500

Municipal Commercial Paper–2.26%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2005A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	34,981	34,981,000
Series 2008A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	29,330	29,330,000
				64,311,000

Regional Banks–1.81%
Banque et Caisse d’Epargne de L’Etat(c)	0.16%	09/06/13	26,435	26,434,413
Landesbank Hessen-Thuringen Girozentrale(b)(c)	0.15%	09/13/13	25,000	24,998,750
				51,433,163

Specialized Finance–4.22%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	20,000	19,998,667
Kreditanstalt Fur Wiederaufbau(b)(c)	0.11%	09/13/13	100,000	99,996,333
				119,995,000
Total Commercial Paper (Cost $1,732,032,687)				1,732,032,687

Certificates of Deposit–14.08%
Bank of Montreal(c)	0.10%	09/20/13	40,000	40,000,000
Bank of Montreal(c)	0.12%	09/20/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.12%	09/03/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	100,000	100,000,000
Mizuho Corporate Bank, Ltd.(c)	0.16%	09/03/13	25,000	25,000,000
Sumitomo Mitsui Banking Corp.(c)	0.10%	09/04/13	20,000	20,000,000
Swedbank AB(c)	0.09%	09/03/13	90,000	90,000,000
Total Certificates of Deposit (Cost $400,000,000)				400,000,000

Variable Rate Demand Notes–9.79%(e)
Credit Enhanced–9.79%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.06%	11/01/40	5,890	5,890,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.06%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity–Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.06%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.06%	12/01/28	5,655	5,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	03/01/30	$1,800	$1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.05%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.08%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.07%	01/01/18	5,600	5,600,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.06%	10/01/33	14,465	14,465,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	01/01/24	30,500	30,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.07%	04/01/32	1,845	1,845,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.10%	09/01/27	2,815	2,815,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/23	5,740	5,740,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.06%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/36	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	03/01/36	$5,900	$5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $278,164,000)				278,164,000

U.S. Government Sponsored Agency Securities–1.93%
Federal Home Loan Bank (FHLB)–1.93%
Unsec. Disc. Notes(a) (Cost $54,848,614)	0.04%	09/27/13	54,850	54,848,614

U.S. Treasury Bills–0.88%(a)
U.S. Treasury Bills (Cost $24,999,861)	0.05%	09/05/13	25,000	24,999,861
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.64% (Cost $2,490,045,162)				2,490,045,162

			Repurchase Amount
Repurchase Agreements–12.36%(f)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $45,023,188 (collateralized by Mortgage–backed securities & other instruments valued at $48,936,176; 0%-10.75%, 09/19/13-09/01/47)	0.53%	10/04/13	45,023,188	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,365,029; 0%-19.00%, 11/01/13-06/12/50)(g)	0.48%	10/28/13	55,044,733	55,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 06/01/15-06/15/45)(c)(g)	0.22%	09/04/13	50,008,556	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	201,096,554	201,095,213
Total Repurchase Agreements (Cost $351,095,213)				351,095,213
TOTAL INVESTMENTS(h)(i)–100.00% (Cost $2,841,140,375)				2,841,140,375
OTHER ASSETS LESS LIABILITIES–(0.00)%				(121,539)
NET ASSETS–100.00%				$2,841,018,836

Investment Abbreviations:

CEP	— Credit Enhancement Provider
Disc.	— Discounted
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation

IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding

RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,384,714,643, which represented 48.74% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.2%; Germany: 11.4%; Japan: 8.7%; France: 8.3%; Canada: 5.3%; other countries less than 5% each: 10.5%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bank, N.A.	7.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.94%
U.S. Treasury Bills–35.04%(a)
U.S. Treasury Bills	0.05%	09/05/13	$300,000	$299,998,500
U.S. Treasury Bills	0.06%	09/05/13	390,000	389,997,617
U.S. Treasury Bills	0.04%	09/12/13	300,000	299,996,792
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,996,000
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,985,778
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,984,889
U.S. Treasury Bills	0.05%	10/10/13	300,000	299,983,750
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,976,979
U.S. Treasury Bills	0.03%	10/17/13	300,000	299,988,117
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,961,986
U.S. Treasury Bills	0.04%	10/24/13	350,000	349,981,966
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,962,458
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,960,000
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,952,208
U.S. Treasury Bills	0.05%	11/21/13	350,000	349,959,528
U.S. Treasury Bills	0.04%	11/29/13	340,000	339,966,378
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,939,554
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,904,333
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,898,889
U.S. Treasury Bills	0.06%	02/27/14	100,000	99,972,156
U.S. Treasury Bills	0.07%	02/27/14	400,000	399,874,203
				6,179,242,081

U.S. Treasury Notes–16.90%
U.S. Treasury Notes	0.50%	10/15/13	300,000	300,163,421
U.S. Treasury Notes	0.25%	10/31/13	850,000	850,200,161
U.S. Treasury Notes	4.25%	11/15/13	600,000	605,126,868
U.S. Treasury Notes	0.25%	11/30/13	550,000	550,231,178
U.S. Treasury Notes	1.00%	01/15/14	450,000	451,528,889
U.S. Treasury Notes	1.75%	01/31/14	221,000	222,510,482
				2,979,760,999
Total U.S. Treasury Securities (Cost $9,159,003,080)				9,159,003,080
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $9,159,003,080)				9,159,003,080

			Repurchase Amount
Repurchase Agreements–48.01%(b)
Barclays Capital Inc., Agreement dated 08/30/13, maturing value of $595,002,644 (collateralized by U.S. Treasury obligations valued at $606,900,073; 0.75%-4.00%, 09/15/13-01/31/18)	0.04%	09/03/13	595,002,644	595,000,000
BMO Capital Markets Corp., Agreement dated 08/30/13, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.13%-10.63%, 08/31/13-02/15/43)	0.04%	09/03/13	400,001,778	400,000,000
BNP Paribas Securities Corp., Agreement dated 08/30/13, maturing value of $295,001,311 (collateralized by U.S. Treasury obligations valued at $300,900,064; 0%-3.13%, 01/09/14-05/15/21)	0.04%	09/03/13	295,001,311	295,000,000
BNP Paribas Securities Corp., Term agreement dated 07/30/13, maturing value of $500,035,000 (collateralized by U.S. Treasury obligations valued at $510,000,028; 0.13%-2.00%, 07/15/14-07/15/21)(c)	0.04%	10/01/13	500,035,000	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 07/15/13, maturing value of $500,063,889 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.63%-3.63%, 01/15/15-04/15/32)(c)	0.05%	10/15/13	$500,063,889	$500,000,000
CIBC World Markets Corp., Agreement dated 08/30/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,003,461; 0%, 10/10/13-10/17/13)	0.04%	09/03/13	100,000,444	100,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $350,001,556 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-4.38%, 01/15/14-05/15/40)	0.04%	09/03/13	350,001,556	350,000,000
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-8.75%, 11/15/13-02/15/43)c)	0.02%	09/04/13	500,001,944	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	750,003,333	750,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	630,002,800	630,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 07/15/13, maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,000,092; 0%, 08/15/16-02/15/41)	0.06%	09/13/13	250,025,000	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	257,868,178	257,866,745
Deutsche Bank Securities Inc., Term agreement dated 07/08/13, maturing value of $500,088,472 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.75%, 09/30/13-02/15/42)(c)	0.07%	10/07/13	500,088,472	500,000,000
HSBC Securities (USA) Inc., Agreement dated 08/30/13, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,005,412; 2.38%-6.38%, 07/31/17-11/15/40)	0.04%	09/03/13	250,001,111	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/27/13, maturing value of $600,002,333 (collateralized by U.S. Treasury obligations valued at $612,000,053; 0.13%-6.00%, 11/30/13-08/15/42)(c)	0.02%	09/03/13	600,002,333	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/30/13, maturing value of $189,933,069 (collateralized by U.S. Treasury obligations valued at $193,731,090; 0.25%-3.50%, 05/15/16-05/15/20)	0.03%	09/03/13	189,933,069	189,932,436
Morgan Stanley, Agreement dated 08/30/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,053; 0%-4.25%, 01/30/14-04/15/18)	0.04%	09/03/13	200,000,889	200,000,000
RBS Securities Inc., Agreement dated 08/30/13, maturing value of $300,001,333 (collateralized by U.S. Treasury obligations valued at $306,002,921; 0.13%-2.00%, 01/15/14-01/15/22)	0.04%	09/03/13	300,001,333	300,000,000
RBS Securities Inc., Term agreement dated 07/02/13, maturing value of $300,046,000 (collateralized by U.S. Treasury obligations valued at $306,001,996; 0.13%-1.25%, 04/15/14-01/15/23)(c)	0.06%	10/02/13	300,046,000	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	500,002,778	500,000,000
Wells Fargo Securities, LLC, Agreement dated 08/30/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,053,910; 0%-11.25%, 08/31/13-08/15/43)	0.04%	09/03/13	500,002,222	500,000,000
Total Repurchase Agreements (Cost $8,467,799,181)				8,467,799,181
TOTAL INVESTMENTS(d)–99.95% (Cost $17,626,802,261)				17,626,802,261
OTHER ASSETS LESS LIABILITIES–0.05%				8,150,031
NET ASSETS–100.00%				$17,634,952,292

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.14%
Federal Farm Credit Bank (FFCB)–2.96%
Unsec. Disc. Notes(a)	0.03%	09/04/13	$50,000	$49,999,875
Unsec. Disc. Notes(a)	0.10%	10/15/13	50,000	49,993,889
Unsec. Notes(b)	0.13%	01/14/14	75,000	74,997,143
Unsec. Notes(b)	0.18%	01/14/14	25,000	24,999,066
				199,989,973

Federal Home Loan Bank (FHLB)–31.93%
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,508
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,920
Unsec. Bonds	0.11%	01/29/14	75,000	74,994,497
Unsec. Bonds	0.09%	01/30/14	50,000	49,995,398
Unsec. Bonds	0.13%	04/11/14	50,000	49,986,396
Unsec. Disc. Notes(a)	0.00%	09/03/13	59,250	59,250,347
Unsec. Disc. Notes(a)	0.10%	10/02/13	55,300	55,295,047
Unsec. Disc. Notes(a)	0.07%	10/11/13	75,000	74,994,417
Unsec. Disc. Notes(a)	0.06%	10/16/13	50,000	49,996,250
Unsec. Disc. Notes(a)	0.11%	10/16/13	65,000	64,991,144
Unsec. Disc. Notes(a)	0.06%	10/18/13	75,000	74,994,614
Unsec. Disc. Notes(a)	0.11%	10/18/13	15,000	14,997,846
Unsec. Disc. Notes(a)	0.12%	10/18/13	50,000	49,992,167
Unsec. Disc. Notes(a)	0.05%	10/23/13	36,000	35,997,400
Unsec. Disc. Notes(a)	0.10%	10/23/13	75,000	74,988,950
Unsec. Disc. Notes(a)	0.05%	10/24/13	75,000	74,994,479
Unsec. Disc. Notes(a)	0.10%	10/25/13	50,000	49,992,500
Unsec. Disc. Notes(a)	0.05%	10/28/13	75,000	74,994,062
Unsec. Disc. Notes(a)	0.10%	10/30/13	50,000	49,991,560
Unsec. Disc. Notes(a)	0.05%	11/27/13	75,000	74,990,756
Unsec. Disc. Notes(a)	0.12%	01/02/14	60,000	59,975,400
Unsec. Disc. Notes(a)	0.12%	01/03/14	65,000	64,973,133
Unsec. Disc. Notes(a)	0.10%	01/17/14	50,000	49,981,792
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,981,529
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,998,633
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,996,406
Unsec. Global Bonds(b)	0.12%	04/25/14	125,000	125,003,610
Unsec. Global Notes(b)	0.13%	02/28/14	60,000	59,995,634
Unsec. Global Notes(b)	0.15%	04/04/14	80,000	79,992,824
Unsec. Global Notes(b)	0.12%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.13%	05/01/14	75,000	75,000,391
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,980,101
Sr. Unsec. Notes(b)	0.15%	11/13/13	50,000	50,005,558
Unsec. Notes(b)	0.10%	09/10/13	75,000	74,999,247
Unsec. Notes(b)	0.13%	02/05/14	75,000	75,000,000
				2,155,322,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–6.44%
Unsec. Disc. Notes(a)	0.10%	10/15/13	$52,500	$52,493,583
Unsec. Disc. Notes(a)	0.11%	10/15/13	65,000	64,991,499
Unsec. Disc. Notes(a)	0.10%	10/21/13	127,500	127,482,292
Unsec. Disc. Notes(a)	0.12%	01/06/14	65,000	64,972,483
Unsec. Disc. Notes(a)	0.11%	01/13/14	75,000	74,970,688
Unsec. Global Bonds	0.38%	10/30/13	50,000	50,025,165
				434,935,710

Federal National Mortgage Association (FNMA)–5.52%
Unsec. Disc. Notes(a)	0.15%	09/03/13	50,000	49,999,583
Unsec. Disc. Notes(a)	0.10%	11/06/13	55,000	54,989,917
Unsec. Disc. Notes(a)	0.10%	11/27/13	30,808	30,800,555
Unsec. Disc. Notes(a)	0.12%	01/02/14	50,000	49,979,500
Unsec. Disc. Notes(a)	0.09%	01/08/14	37,000	36,988,068
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,982,125
Unsec. Disc. Notes(a)	0.10%	02/05/14	50,000	49,978,194
Unsec. Disc. Notes(a)	0.10%	02/12/14	50,000	49,976,767
				372,694,709

Overseas Private Investment Corp. (OPIC)–1.29%
Gtd. VRD COP Bonds(c)	0.13%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.14%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,249,942,908)				3,249,942,908
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $3,249,942,908)				3,249,942,908

			Repurchase Amount
Repurchase Agreements–51.87%(d)
Barclays Capital Inc., Joint term agreement dated 08/30/13, aggregate maturing value of $400,003,111 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $408,000,030; 0%-5.63%, 09/13/13-01/15/48)(e)	0.04%	09/06/13	350,002,722	350,000,000
BMO Capital Markets Corp., Joint agreement dated 08/30/13, aggregate maturing value of $200,001,111 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $204,000,538; 0%-7.63%, 10/17/13-05/15/29)	0.05%	09/03/13	130,000,722	130,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/30/13, aggregate maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,326; 0.25%-7.25%, 08/20/14-07/30/41)	0.05%	09/03/13	180,001,000	180,000,000
BNP Paribas Securities Corp., Joint term agreement dated 07/15/13, aggregate maturing value of $300,046,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,295; 0%-6.25%, 09/27/13-01/18/33)(e)	0.06%	10/15/13	250,038,333	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	50,000,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $510,000,056; 0%-4.38%, 11/07/13-08/15/40)	0.05%	09/03/13	350,001,945	350,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	350,001,555	350,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,648; 0%-5.50%, 11/29/13-01/15/30)	0.05%	09/03/13	250,001,389	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,672; 0%-6.75%, 09/11/13-09/15/60)(e)	0.03%	09/04/13	$250,001,458	$250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	36,646,359	36,646,155
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	75,000,500	75,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 07/08/13, aggregate maturing value of $350,070,778 (collateralized by U.S. Government sponsored agency obligations valued at $357,417,094; 0%-9.80%, 10/07/13-09/15/60)(e)	0.08%	10/07/13	300,060,667	300,000,000
Goldman, Sachs & Co., Joint agreement dated 08/30/13, aggregate maturing value of $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,789; 0.50%-7.13%, 02/24/15-07/15/37)	0.04%	09/03/13	230,001,022	230,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/27/13, aggregate maturing value of $350,001,361 (collateralized by U.S. Treasury obligations valued at $357,000,069; 0.75%-2.38%, 12/31/17-06/30/18)(e)	0.02%	09/03/13	300,001,167	300,000,000
Societe Generale, Joint term agreement dated 08/27/13, aggregate maturing value of $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $360,268,969; 0%-5.38%, 07/15/20-04/01/56)(e)	0.03%	09/03/13	300,001,750	300,000,000
Societe Generale, Agreement dated 08/30/13, maturing value of $100,000,667 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,148; 0%-5.13%, 01/02/14-11/01/25)	0.06%	09/03/13	100,000,667	100,000,000
Total Repurchase Agreements (Cost $3,501,646,155)				3,501,646,155
TOTAL INVESTMENTS(f)–100.01% (Cost $6,751,589,063)				6,751,589,063
OTHER ASSETS LESS LIABILITIES–(0.01)%				(954,511)
NET ASSETS–100.00%				$6,750,634,552

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–70.95%
Federal Farm Credit Bank (FFCB)–10.51%
Unsec. Bonds(a)	0.13%	01/14/14	$5,000	$4,999,810
Unsec. Disc. Notes(b)	0.03%	10/03/13	10,000	9,999,733
Unsec. Disc. Notes(b)	0.10%	10/16/13	15,000	14,998,125
Unsec. Disc. Notes(b)	0.04%	10/21/13	15,000	14,999,167
Unsec. Disc. Notes(b)	0.04%	10/22/13	15,000	14,999,150
Unsec. Disc. Notes(b)	0.10%	10/28/13	15,000	14,997,625
Unsec. Disc. Notes(b)	0.08%	01/09/14	10,000	9,997,111
				84,990,721

Federal Home Loan Bank (FHLB)–57.35%
Unsec. Disc. Notes(b)	0.00%	09/03/13	40,750	40,749,653
Unsec. Disc. Notes(b)	0.02%	09/04/13	100,000	99,999,875
Unsec. Disc. Notes(b)	0.02%	09/13/13	25,000	24,999,833
Unsec. Disc. Notes(b)	0.03%	09/18/13	10,000	9,999,858
Unsec. Disc. Notes(b)	0.08%	10/02/13	15,000	14,999,031
Unsec. Disc. Notes(b)	0.10%	10/02/13	15,000	14,998,683
Unsec. Disc. Notes(b)	0.10%	10/03/13	10,000	9,999,111
Unsec. Disc. Notes(b)	0.11%	10/09/13	9,500	9,498,947
Unsec. Disc. Notes(b)	0.07%	10/11/13	20,000	19,998,511
Unsec. Disc. Notes(b)	0.11%	10/16/13	15,000	14,997,975
Unsec. Disc. Notes(b)	0.05%	10/18/13	10,000	9,999,347
Unsec. Disc. Notes(b)	0.11%	10/18/13	10,000	9,998,564
Unsec. Disc. Notes(b)	0.05%	10/23/13	15,000	14,999,025
Unsec. Disc. Notes(b)	0.10%	10/23/13	15,000	14,997,833
Unsec. Disc. Notes(b)	0.10%	10/30/13	15,000	14,997,468
Unsec. Disc. Notes(b)	0.10%	11/08/13	15,000	14,997,167
Unsec. Disc. Notes(b)	0.10%	11/13/13	15,000	14,996,958
Unsec. Disc. Notes(b)	0.13%	12/04/13	8,900	8,897,095
Unsec. Disc. Notes(b)	0.13%	12/13/13	8,856	8,852,833
Unsec. Disc. Notes(b)	0.13%	01/02/14	10,000	9,995,729
Unsec. Disc. Notes(b)	0.12%	01/08/14	10,000	9,995,879
Unsec. Disc. Notes(b)	0.10%	01/15/14	10,000	9,996,411
Unsec. Disc. Notes(b)	0.09%	01/17/14	10,960	10,956,219
Unsec. Disc. Notes(b)	0.09%	01/22/14	10,000	9,996,425
Unsec. Disc. Notes(b)	0.09%	02/07/14	10,000	9,996,025
Unsec. Disc. Notes(b)	0.09%	02/21/14	10,000	9,995,675
Unsec. Notes(a)	0.10%	09/10/13	10,000	9,999,900
Unsec. Global Bonds(a)	0.12%	04/25/14	10,000	10,000,000
				463,910,030

Tennessee Valley Authority (TVA)–3.09%
Sr. Unsec. Disc. Notes(b)	0.03%	09/19/13	25,000	24,999,625
Total U.S. Government Sponsored Agency Securities (Cost $573,900,376)				573,900,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–29.06%(b)
U.S. Treasury Bills	0.04%	09/05/13	$35,000	$34,999,835
U.S. Treasury Bills	0.01%	09/12/13	25,020	25,019,923
U.S. Treasury Bills	0.02%	09/12/13	25,000	24,999,885
U.S. Treasury Bills	0.05%	09/19/13	50,000	49,998,875
U.S. Treasury Bills	0.04%	09/26/13	50,000	49,998,785
U.S. Treasury Bills	0.04%	11/29/13	50,000	49,995,057
Total U.S. Treasury Bills (Cost $235,012,360)				235,012,360
TOTAL INVESTMENTS(c)–100.01% (Cost $808,912,736)				808,912,736
OTHER ASSETS LESS LIABILITIES–(0.01)%				(55,152)
NET ASSETS–100.00%				$808,857,584

Investment Abbreviations:

Disc.	— Discounted
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.38%
Alabama–2.09%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$2,725	$2,765,079
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				15,765,079

Alaska–0.17%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,281,787

Arizona–2.74%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.09%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.08%	12/01/37	13,195	13,195,000
				20,625,000

Colorado–3.96%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.24%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(d)(e)	0.42%	12/01/30	6,950	6,950,000
				29,825,000

District of Columbia–0.36%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.22%	01/01/29	2,705	2,705,000

Florida–2.21%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.06%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.71%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short–Term Investments Trust

Tax–Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)(f)	0.06%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–3.32%
Hawaii Pacific Health (Department of Budget and Finance of the State of Hawaii); Series 2004 B, VRD Special Purpose RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	07/01/33	25,000	25,000,000

Illinois–8.65%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(c)(d)(e)	0.25%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.17%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(c)(d)	0.07%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008–B, VRD RB(c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.08%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,357,235
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/15/22	4,300	4,300,000
				65,192,235

Indiana–6.45%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/32	9,200	9,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.04%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.05%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.17%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(c)	0.07%	05/15/38	14,000	14,000,000
				48,640,000

Iowa–0.53%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(c)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/15/14	$2,000	$2,024,475
				4,024,475

Kansas–0.41%
Wichita (City of);
Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,000,076
Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,075,671
				3,075,747

Kentucky–1.88%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/30	14,200	14,200,000

Maryland–3.44%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,163,242
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimted Tax GO Bonds	5.00%	05/01/14	6,000	6,190,455
				25,958,697

Massachusetts–0.83%
University of Massachusetts Building Authority; Series 2013 B-1, Commerical Paper Notes	0.15%	01/13/14	6,250	6,250,000

Michigan–3.19%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.05%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.05%	08/15/32	1,615	1,615,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,265,043
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/22	6,570	6,570,000
				24,065,043

Minnesota–0.77%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.10%	04/01/37	5,835	5,835,000

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.04%	12/01/30	1,000	1,000,000

Missouri–5.22%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.22%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–Enterprise Bank & Trust)(c)(d)	0.06%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.09%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–BMO Harris Bank, N.A.)(c)(d)(e)	0.05%	11/15/43	17,500	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.08%	12/01/15	$3,950	$3,950,000
				39,365,000

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.07%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.06%	09/01/37	900	900,000
				6,900,000

New York–0.46%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.05%	11/01/31	3,485	3,485,000

Ohio–6.47%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/01/37	34,675	34,675,000
				48,775,000

Oklahoma–0.20%
Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,525,074

Oregon–2.23%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.05%	06/01/37	13,700	13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,084,877
				16,784,877

Pennsylvania–15.52%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(c)(d)(e)	0.07%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	09/01/18	2,025	2,025,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.04%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	10/15/25	7,390	7,390,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.08%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)(e)	0.06%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/24	6,915	6,915,000
				117,025,000

Rhode Island–3.31%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	09/01/37	24,945	24,945,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.34%
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.05%	11/01/32	$32,740	$32,740,000

Tennessee–2.32%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,100,723
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,007,799
				17,483,522

Texas–9.53%
Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,486,296
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(e)	0.12%	10/09/13	7,000	7,000,000
Series 2013 H-2, GO Commercial Paper Notes	0.12%	10/10/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,021,697
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	912,019
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,572,848
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,118,183
				71,871,043

Utah–0.42%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(c)	0.11%	04/01/42	3,125	3,125,000

Virginia–1.73%
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.09%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,240,295
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,289,007
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.10%	12/01/19	740	740,000
				13,069,302

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.26%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.28%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC–BMO Harris N.A.)(c)(d)(e)	0.05%	08/01/40	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/36	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/32	$8,805	$8,805,000
				39,655,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–102.38% (Cost $771,786,881)				771,786,881
OTHER ASSETS LESS LIABILITIES–(2.38)%				(17,918,984)
NET ASSETS–100.00%				$753,867,897

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom 9.2%; Canada 8.2%; other countries less than 5% each: 2.3%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $30,385,000, which represented 4.03% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.1%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	7.9
BMO Harris, N.A.	6.4
Federal National Mortgage Association	5.4
TD Bank, N.A.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$19,635,969,762	$2,490,045,162	$9,159,003,080	$3,249,942,908	$808,912,736	$771,786,881
Repurchase agreements, at value and cost	2,055,257,712	351,095,213	8,467,799,181	3,501,646,155	—	—
Total investments, at value and cost	21,691,227,474	2,841,140,375	17,626,802,261	6,751,589,063	808,912,736	771,786,881
Cash	—	—	—	—	—	30,210
Receivable for:
Investments sold	5,060,093	620,009	—	—	—	2,855,005
Interest	2,577,719	127,803	10,280,823	331,908	2,975	575,632
Fund expenses absorbed	393,790	237,823	1,517,120	616,234	83,684	121,413
Investment for trustee deferred compensation and retirement plans	559,348	265,549	271,895	113,692	52,261	100,848
Other assets	28,137	153,588	51,656	58,966	29,486	70,382
Total assets	21,699,846,561	2,842,545,147	17,638,923,755	6,752,709,863	809,081,142	775,540,371

Liabilities:
Payable for:
Amount due custodian	8,503	—	—	—	—	—
Investments purchased	—	—	—	—	—	21,118,183
Dividends	1,386,185	45,700	306,148	109,193	13,813	13,888
Accrued fees to affiliates	868,274	215,147	1,247,316	724,719	23,503	71,872
Accrued trustees’ and officer’s fees and benefits	44,395	10,188	37,359	15,006	5,616	4,790
Accrued operating expenses	26,585	65,500	196,055	201,159	43,504	36,930
Trustee deferred compensation and retirement plans	3,918,250	1,189,776	2,184,585	1,025,234	137,122	426,811
Total liabilities	6,252,192	1,526,311	3,971,463	2,075,311	223,558	21,672,474
Net assets applicable to shares outstanding	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

Net assets consist of:
Shares of beneficial interest	$21,691,277,159	$2,839,830,039	$17,634,821,108	$6,750,500,763	$808,835,141	$753,996,277
Undistributed net investment income	2,468,855	1,134,859	131,184	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(151,645)	53,938	—	—	11,183	(78,178)
	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,681,985,624	$2,012,516,863	$7,421,436,074	$4,439,498,552	$744,577,364	$516,165,837
Private Investment Class	$370,058,834	$166,612,192	$583,020,317	$358,382,702	$20,035,846	$52,446,063
Personal Investment Class	$156,031,658	$98,912,687	$131,879,562	$48,699,786	$6,195,176	$4,780,781
Cash Management Class	$744,301,265	$451,190,014	$6,226,818,583	$635,000,856	$31,552,573	$107,925,716
Reserve Class	$175,831,571	$16,254,296	$106,231,996	$289,171,003	$1,295,747	$32,804,041
Resource Class	$68,809,373	$27,010,779	$328,395,524	$144,337,050	$5,190,861	$8,295,373
Corporate Class	$1,496,576,044	$68,522,005	$2,837,170,236	$835,544,603	$10,017	$31,450,086

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,679,984,590	2,012,509,586	7,421,135,833	4,439,445,147	744,536,411	516,162,217
Private Investment Class	370,015,314	166,611,581	582,995,278	358,378,387	20,034,809	52,445,693
Personal Investment Class	156,013,403	98,912,213	131,874,250	48,699,186	6,194,835	4,780,742
Cash Management Class	744,216,093	451,188,493	6,226,590,397	634,987,305	31,550,870	107,924,959
Reserve Class	175,810,710	16,254,236	106,227,708	289,167,499	1,295,677	32,803,792
Resource Class	68,802,250	27,010,682	328,382,298	144,335,596	5,190,582	8,295,316
Corporate Class	1,496,434,296	68,521,680	2,837,051,350	835,534,318	10,018	31,449,866
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$55,614,075	$5,765,674	$19,073,402	$8,507,519	$772,654	$1,239,379

Expenses:
Advisory fees	31,585,694	4,495,016	26,103,848	6,485,374	1,277,720	1,809,100
Administrative services fees	1,111,714	569,568	1,002,077	674,561	237,626	209,296
Custodian fees	675,176	110,129	548,950	309,411	32,612	24,648
Distribution fees:
Private Investment Class	1,749,643	782,330	3,749,946	1,998,105	150,428	317,186
Personal Investment Class	816,359	744,568	983,344	202,952	30,730	23,041
Cash Management Class	802,809	409,245	6,127,355	930,633	26,255	94,956
Reserve Class	1,269,079	154,930	543,195	2,552,082	13,402	326,246
Resource Class	192,174	83,321	664,632	285,059	16,478	27,610
Corporate Class	510,269	57,229	739,439	188,930	1,252	11,239
Transfer agent fees	1,895,142	269,701	1,564,967	720,328	81,242	70,159
Trustees’ and officers’ fees and benefits	680,508	124,584	569,855	228,949	47,573	48,996
Other	885,873	266,900	743,349	548,702	161,427	166,405
Total expenses	42,174,440	8,067,521	43,340,957	15,125,086	2,076,745	3,128,882
Less: Fees waived	(10,849,500)	(4,764,642)	(27,791,120)	(8,079,925)	(1,546,401)	(2,338,304)
Net expenses	31,324,940	3,302,879	15,549,837	7,045,161	530,344	790,578
Net investment income	24,289,135	2,462,795	3,523,565	1,462,358	242,310	448,801

Realized and unrealized gain from:
Net realized gain from Investment securities	215,041	53,938	91,160	3,505	11,183	394
Net increase in net assets resulting from operations	$24,504,176	$2,516,733	$3,614,725	$1,465,863	$253,493	$449,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the years ended August 31, 2013 and 2012

	Liquid Assets Portfolio		STIC Prime Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$24,289,135	$25,157,094	$2,462,795	$2,123,775
Net realized gain (loss)	215,041	(293,864)	53,938	294,493
Net increase in net assets resulting from operations	24,504,176	24,863,230	2,516,733	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(21,918,580)	(22,653,197)	(1,451,843)	(1,970,544)
Private Investment Class	(70,203)	(91,059)	(84,504)	(159,676)
Personal Investment Class	(21,838)	(20,510)	(55,281)	(56,186)
Cash Management Class	(409,336)	(549,401)	(233,107)	(298,814)
Reserve Class	(25,476)	(20,900)	(8,350)	(5,540)
Resource Class	(19,237)	(32,103)	(24,454)	(22,143)
Corporate Class	(1,722,822)	(1,891,596)	(136,017)	(75,876)
Total distributions from net investment income	(24,187,492)	(25,258,766)	(1,993,556)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	2,629,835,972	811,900,804	(325,501,333)	445,421,945
Private Investment Class	(2,391,762)	(129,163,894)	6,780,235	(107,860,105)
Personal Investment Class	53,394,290	(5,049,935)	26,547,642	(12,026,107)
Cash Management Class	(41,391,219)	(781,536,081)	92,814,318	(93,221,563)
Reserve Class	78,585,760	6,998,794	(137,115)	9,601,823
Resource Class	(72,249,334)	(35,990,962)	(27,421,643)	25,248,010
Corporate Class	(440,549,241)	78,500,235	(28,118,507)	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	2,205,234,466	(54,341,039)	(255,036,403)	261,190,619
Net increase (decrease) in net assets	2,205,551,150	(54,736,575)	(254,513,226)	261,020,108

Net assets:
Beginning of year	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of year*	$21,693,594,369	$19,488,043,219	$2,841,018,836	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,855	$2,367,212	$1,134,859	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Treasury Portfolio		Government & Agency Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$3,523,565	$3,238,690	$1,462,358	$1,738,760
Net realized gain	91,160	50,407	3,505	27,193
Net increase in net assets resulting from operations	3,614,725	3,289,097	1,465,863	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(1,544,193)	(1,086,755)	(980,573)	(1,033,531)
Private Investment Class	(150,556)	(155,889)	(80,213)	(91,310)
Personal Investment Class	(26,315)	(32,903)	(5,433)	(2,868)
Cash Management Class	(1,230,057)	(1,375,936)	(189,876)	(300,323)
Reserve Class	(10,903)	(16,233)	(51,231)	(45,177)
Resource Class	(66,710)	(56,850)	(28,610)	(45,960)
Corporate Class	(494,831)	(514,124)	(126,422)	(219,591)
Total distributions from net investment income	(3,523,565)	(3,238,690)	(1,462,358)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions–net:
Institutional Class	407,062,365	1,834,112,962	667,341,526	(1,883,220,830)
Private Investment Class	(225,028,325)	(36,853,689)	(23,579,784)	(167,828,533)
Personal Investment Class	5,043,390	(58,382,432)	35,144,911	(1,134,450)
Cash Management Class	1,297,688,447	(1,449,829,654)	(38,517,720)	(1,000,924,066)
Reserve Class	81,040,702	(123,454,493)	24,882,972	193,913,087
Resource Class	52,057,764	(17,144,597)	(6,562,776)	(121,226,628)
Corporate Class	834,384,980	146,476,752	330,553,912	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	2,452,249,323	294,924,849	989,263,041	(3,819,655,830)
Net increase (decrease) in net assets	2,451,716,032	294,040,227	988,774,120	(3,819,803,659)

Net assets:
Beginning of year	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of year*	$17,634,952,292	$15,183,236,260	$6,750,634,552	$5,761,860,432
* Includes accumulated undistributed net investment income	$131,184	$664,475	$133,789	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$242,310	$163,684	$448,801	$474,942
Net realized gain	11,183	13,675	394	—
Net increase in net assets resulting from operations	253,493	177,359	449,195	474,942

Distributions to shareholders from net investment income:
Institutional Class	(222,382)	(143,288)	(309,956)	(313,662)
Private Investment Class	(7,591)	(7,051)	(35,465)	(49,272)
Personal Investment Class	(1,060)	(941)	(1,620)	(2,080)
Cash Management Class	(7,170)	(6,788)	(52,352)	(62,337)
Reserve Class	(352)	(417)	(17,740)	(14,456)
Resource Class	(2,079)	(2,984)	(8,146)	(12,162)
Corporate Class	(1,676)	(2,215)	(23,522)	(20,973)
Total distributions from net investment income	(242,310)	(163,684)	(448,801)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions–net:
Institutional Class	312,726,590	55,882,200	20,867,865	(6,724,666)
Private Investment Class	(18,411,857)	(9,209,433)	(43,381,875)	(3,000,673)
Personal Investment Class	1,649,254	(255,316)	2,034,576	(1,467,962)
Cash Management Class	(1,895,459)	(5,916,215)	31,418,445	(29,853,031)
Reserve Class	(53,450)	477,453	7,448,266	7,073,577
Resource Class	(6,726,597)	(5,164,314)	(20,059,037)	3,754,782
Corporate Class	4	(50,832,006)	4,129,646	(634,156)
Net increase (decrease) in net assets resulting from share transactions	287,288,485	(15,017,631)	2,457,886	(30,852,129)
Net increase (decrease) in net assets	287,299,668	(15,051,952)	2,458,280	(30,852,129)

Net assets:
Beginning of year	521,557,916	536,609,868	751,409,617	782,261,746
End of year*	$808,857,584	$521,557,916	$753,867,897	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

August 31, 2013

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013.

45                         Short-Term Investments Trust

For the year ended August 31, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$7,336,942	$—
STIC Prime Portfolio	2,102,764	528,107
Treasury Portfolio	6,161,478	8,862,115
Government & Agency Portfolio	—	2,008,252
Government TaxAdvantage Portfolio	572,887	734,974
Tax-Free Cash Reserve Portfolio	369,053	1,168,987

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$687,674	$487,359	$32,497	$977,153	$84,780	N/A
STIC Prime Portfolio	448,956	533,846	277,603	132,776	60,740	$49,712
Treasury Portfolio	2,246,564	720,587	4,876,106	472,352	530,220	730,483
Government & Agency Portfolio	1,183,354	148,208	710,621	2,209,966	222,054	169,199
Government TaxAdvantage Portfolio	75,212	22,535	21,003	11,659	13,182	1,252
Tax-Free Cash Reserve Portfolio	158,587	16,896	75,964	283,829	22,087	11,239

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

46                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$699,857	$217,696	$160,562	$164,980	N/A	N/A
STIC Prime Portfolio	312,932	198,552	81,849	20,141	$16,664	N/A
Treasury Portfolio	1,499,978	262,225	1,225,471	70,615	132,926	N/A
Government & Agency Portfolio	799,242	54,120	186,127	331,770	57,012	N/A
Government TaxAdvantage Portfolio	75,214	8,194	5,251	1,743	3,295	N/A
Tax-Free Cash Reserve Portfolio	158,593	6,144	18,991	42,412	5,522	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$1,055,592,660	$1,161,210,418	$—
STIC Prime Portfolio	227,597,160	285,178,672	—
Tax-Free Cash Reserve Portfolio	1,278,615,824	1,163,901,128	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

47                         Short-Term Investments Trust

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2013 and 2012:

	2013	2012
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$24,187,492	$25,258,766
STIC Prime Portfolio	1,993,556	2,588,779
Treasury Portfolio	4,148,016	4,173,719
Government & Agency Portfolio	1,954,784	1,913,782
Government TaxAdvantage Portfolio	242,310	211,680
Tax-Free Cash Reserve Portfolio	448,801	474,942

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,310,796	$(3,841,941)	$(151,645)	$21,691,277,159	$21,693,594,369
STIC Prime Portfolio	2,342,345	(1,153,548)	—	2,839,830,039	2,841,018,836
Treasury Portfolio	2,278,676	(2,147,492)	—	17,634,821,108	17,634,952,292
Government & Agency Portfolio	1,143,514	(1,009,725)	—	6,750,500,763	6,750,634,552
Government TaxAdvantage Portfolio	152,436	(129,993)	—	808,835,141	808,857,584
Tax-Free Cash Reserve Portfolio	362,850	(413,052)	(78,178)	753,996,277	753,867,897

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$215,041
Tax-Free Cash Reserve Portfolio	394

The Funds have a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2013. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$294,493	$(294,493)	$—
Treasury Portfolio	(533,291)	533,291	—
Government & Agency Portfolio	(488,921)	488,921	—

48                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	159,299,902,193	$159,299,902,193	89,348,642,488	$89,348,642,488
Private Investment Class	1,949,199,266	1,949,199,266	1,457,491,082	1,457,491,082
Personal Investment Class	480,171,522	480,171,522	394,000,581	394,000,581
Cash Management Class	4,626,088,763	4,626,088,763	4,943,022,425	4,943,022,425
Reserve Class	1,070,630,153	1,070,630,153	798,059,349	798,059,349
Resource Class	370,992,270	370,992,270	949,447,727	949,447,727
Corporate Class	14,158,171,832	14,158,171,832	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	8,129,150	8,129,150	7,977,164	7,977,164
Private Investment Class	21,780	21,780	28,241	28,241
Personal Investment Class	17,072	17,072	16,939	16,939
Cash Management Class	207,523	207,523	243,762	243,762
Reserve Class	24,034	24,034	20,656	20,656
Resource Class	19,468	19,468	31,545	31,545
Corporate Class	950,291	950,291	652,399	652,399

Reacquired:
Institutional Class	(156,678,195,371)	(156,678,195,371)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(1,951,612,808)	(1,951,612,808)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(426,794,304)	(426,794,304)	(399,067,455)	(399,067,455)
Cash Management	(4,667,687,505)	(4,667,687,505)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(992,068,427)	(992,068,427)	(791,081,211)	(791,081,211)
Resource Class	(443,261,072)	(443,261,072)	(985,470,234)	(985,470,234)
Corporate Class	(14,599,671,364)	(14,599,671,364)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	2,205,234,466	$2,205,234,466	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,427,185,800	$6,427,185,800	8,818,749,285	$8,818,749,285
Private Investment Class	1,138,175,843	1,138,175,843	1,646,112,321	1,646,112,321
Personal Investment Class	2,045,639,772	2,045,639,772	2,023,470,801	2,023,470,801
Cash Management Class	2,764,492,641	2,764,492,641	2,918,490,012	2,918,490,012
Reserve Class	55,993,607	55,993,607	59,987,205	59,987,205
Resource Class	163,545,333	163,545,333	120,292,226	120,292,226
Corporate Class	1,518,711,668	1,518,711,668	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	416,999	416,999	522,849	522,849
Private Investment Class	37,090	37,090	90,389	90,389
Personal Investment Class	38,862	38,862	44,770	44,770
Cash Management Class	72,029	72,029	157,787	157,787
Reserve Class	8,173	8,173	4,815	4,815
Resource Class	22,461	22,461	18,083	18,083
Corporate Class	120,286	120,286	73,178	73,178

Reacquired:
Institutional Class	(6,753,104,132)	(6,753,104,132)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(1,131,432,698)	(1,131,432,698)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(2,019,130,992)	(2,019,130,992)	(2,035,541,678)	(2,035,541,678)
Cash Management	(2,671,750,352)	(2,671,750,352)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(56,138,895)	(56,138,895)	(50,390,197)	(50,390,197)
Resource Class	(190,989,437)	(190,989,437)	(95,062,299)	(95,062,299)
Corporate Class	(1,546,950,461)	(1,546,950,461)	(962,480,637)	(962,480,637)
Net increase (decrease) in share activity	(255,036,403)	$(255,036,403)	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	26,055,460,755	$26,055,460,755	25,684,885,613	$25,684,885,613
Private Investment Class	2,641,592,556	2,641,592,556	6,307,904,112	6,307,904,112
Personal Investment Class	1,071,616,816	1,071,616,816	1,107,149,443	1,107,149,443
Cash Management Class	34,271,725,690	34,271,725,690	36,590,448,616	36,590,448,616
Reserve Class	281,164,270	281,164,270	550,118,652	550,118,652
Resource Class	347,900,466	347,900,466	438,220,116	438,220,116
Corporate Class	17,590,650,977	17,590,650,977	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	1,179,560	1,179,560	692,335	692,335
Private Investment Class	53,397	53,397	45,128	45,128
Personal Investment Class	30,289	30,289	41,597	41,597
Cash Management Class	122,133	122,133	199,968	199,968
Reserve Class	9,165	9,165	21,779	21,779
Resource Class	28,138	28,138	30,503	30,503
Corporate Class	199,623	199,623	281,122	281,122

Reacquired:
Institutional Class	(25,649,577,950)	(25,649,577,950)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(2,866,674,278)	(2,866,674,278)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(1,066,603,715)	(1,066,603,715)	(1,165,573,472)	(1,165,573,472)
Cash Management	(32,974,159,376)	(32,974,159,376)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(200,132,733)	(200,132,733)	(673,594,924)	(673,594,924)
Resource Class	(295,870,840)	(295,870,840)	(455,395,216)	(455,395,216)
Corporate Class	(16,756,465,620)	(16,756,465,620)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	2,452,249,323	$2,452,249,323	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	46,220,360,964	$46,220,360,964	50,116,831,608	$50,116,831,608
Private Investment Class	1,502,277,595	1,502,277,595	1,978,700,678	1,978,700,678
Personal Investment Class	139,783,039	139,783,039	101,374,961	101,374,961
Cash Management Class	10,691,710,205	10,691,710,205	11,662,178,713	11,662,178,713
Reserve Class	619,154,214	619,154,214	638,520,807	638,520,807
Resource Class	1,092,349,252	1,092,349,252	1,474,848,113	1,474,848,113
Corporate Class	5,307,227,949	5,307,227,949	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	550,215	550,215	624,554	624,554
Private Investment Class	25,979	25,979	17,647	17,647
Personal Investment Class	99	99	109	109
Cash Management Class	137,001	137,001	125,442	125,442
Reserve Class	36,484	36,484	16,199	16,199
Resource Class	25,432	25,432	31,833	31,833
Corporate Class	67,865	67,865	103,232	103,232

Reacquired:
Institutional Class	(45,553,569,653)	(45,553,569,653)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(1,525,883,358)	(1,525,883,358)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(104,638,227)	(104,638,227)	(102,509,520)	(102,509,520)
Cash Management	(10,730,364,926)	(10,730,364,926)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(594,307,726)	(594,307,726)	(444,623,919)	(444,623,919)
Resource Class	(1,098,937,460)	(1,098,937,460)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(4,976,741,902)	(4,976,741,902)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	989,263,041	$989,263,041	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,845,348,294	$3,845,348,294	3,731,626,851	$3,731,626,851
Private Investment Class	191,682,602	191,682,602	253,690,624	253,690,624
Personal Investment Class	14,523,876	14,523,876	10,327,891	10,327,891
Cash Management Class	84,031,947	84,031,947	43,621,575	43,621,575
Reserve Class	816,640	816,640	3,860,999	3,860,999
Resource Class	2,973,005	2,973,005	17,935,727	17,935,727
Corporate Class	80,000,000	80,000,000	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	193,790	193,790	147,439	147,439
Private Investment Class	3,966	3,966	4,337	4,337
Cash Management Class	6,954	6,954	10,599	10,599
Reserve Class	347	347	645	645
Resource Class	2,056	2,056	3,478	3,478
Corporate Class	4	4	2,178	2,178

Reacquired:
Institutional Class	(3,532,815,494)	(3,532,815,494)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(210,098,425)	(210,098,425)	(262,904,394)	(262,904,394)
Personal Investment Class	(12,874,622)	(12,874,622)	(10,583,207)	(10,583,207)
Cash Management	(85,934,360)	(85,934,360)	(49,548,389)	(49,548,389)
Reserve Class	(870,437)	(870,437)	(3,384,191)	(3,384,191)
Resource Class	(9,701,658)	(9,701,658)	(23,103,519)	(23,103,519)
Corporate Class	(80,000,000)	(80,000,000)	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	287,288,485	$287,288,485	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,566,703,950	$1,566,703,950	1,171,103,042	$1,171,103,042
Private Investment Class	140,182,581	140,182,581	235,527,922	235,527,922
Personal Investment Class	7,300,308	7,300,308	5,675,300	5,675,300
Cash Management Class	181,848,030	181,848,030	338,249,957	338,249,957
Reserve Class	74,098,247	74,098,247	83,892,175	83,892,175
Resource Class	33,461,520	33,461,520	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	73,809	73,809	62,811	62,811
Private Investment Class	30,044	30,044	29,076	29,076
Personal Investment Class	741	741	822	822
Cash Management Class	31,879	31,879	46,142	46,142
Reserve Class	17,444	17,444	14,273	14,273
Resource Class	8,151	8,151	10,887	10,887
Corporate Class	16,263	16,263	20,706	20,706

Reacquired:
Institutional Class	(1,545,909,894)	(1,545,909,894)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(183,594,500)	(183,594,500)	(238,557,671)	(238,557,671)
Personal Investment Class	(5,266,473)	(5,266,473)	(7,144,084)	(7,144,084)
Cash Management	(150,461,464)	(150,461,464)	(368,149,130)	(368,149,130)
Reserve Class	(66,667,425)	(66,667,425)	(76,832,871)	(76,832,871)
Resource Class	(53,528,708)	(53,528,708)	(39,094,880)	(39,094,880)
Corporate Class	(75,915,191)	(75,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	2,457,886	$2,457,886	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.09%	$1,496,576	0.17	%(c)	0.20	%(c)	0.09	%(c)
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
STIC Prime Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11	(c)	0.22	(c)	0.08	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Treasury Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09	(c)	0.21	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Government & Agency Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11	(c)	0.17	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Government TaxAdvantage Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06	(c)	0.23	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Tax-Free Cash Reserve Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10	(c)	0.33	(c)	0.06	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,700,898, 190,763, 2,464,796, 629,767, 4,174 and 37,462 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Corporate Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Corporate Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 25, 2013

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.30	$0.86	$1,024.35	$0.87	0.17%
STIC Prime Portfolio	1,000.00	1,000.20	0.60	1,024.60	0.61	0.12
Treasury Portfolio	1,000.00	1,000.10	0.31	1,024.90	0.31	0.06
Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.75	0.46	0.09
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.20	1,025.00	0.20	0.04
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.45	1,024.75	0.46	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2013, through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the

Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, above the Index for the three year period and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first

58 Short-Term Investments Trust

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Government TaxAdvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was

59 Short-Term Investments Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the rate for the other mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate for the other domestic mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government TaxAdvantage Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

60 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2013:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.17%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.01%	0.00%
Treasury Portfolio	0.00%	0.00%	49.41%	0.00%
Government & Agency Portfolio	0.00%	0.00%	1.73%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	17.33%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	91,161	100%
Government & Agency Portfolio	3,505	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			117	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			117	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	130	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex because he and his firm currently provide legal services as legal counsel to such Funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	117	ACE Limited (insurance company); Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	130	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	117	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	117	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			117	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			117	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	117	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	117	None
Larry Soll — 1942 Trustee	2003	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	117	None
Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	130	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	117	None
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Vice President	1989

Head of Invesco’s World Wide Fixed Income and Cash Management Group; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, Invesco Funds (Chicago), and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-2 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2013

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
61	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2013. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Policy concerns continued to dominate the macroeconomic landscape during the 12 months covered by this report.

The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, committing to keep interest rates at this level at least until unemployment falls to

6.5% and long-term inflation expectations do not rise above 2.5%.1 In December 2012, the Fed ended Operation Twist, which had lifted short-term interest rates, and began a third round of quantitative easing, which included $85 billion1 monthly purchases of Treasuries and mortgage-backed securities. This effort, which aimed to keep long-term interest rates low, also meant that money market funds continued to operate in an ultra-low interest rate environment.

In late 2012 and early 2013, attention turned to fiscal policy and concern over the “fiscal cliff” - economic developments that, if not addressed, could have had dire effects on the US economy. A last-minute package of $650 billion2 in combined tax increases and spending cuts, the American Taxpayer Relief Act of 2012, averted the fiscal cliff and its potential drag on the US economy. It also contributed to some of the best news to come out of Washington of late, a lower-than-expected federal deficit. At $642 billion, the 2013 federal deficit would be the smallest deficit since 2008 – an impressive 41% lower than the 2012 figure of $1.087 trillion.3 As a share of the economy, the 2013 deficit would represent 4.0% of gross domestic product, down significantly from 10.1% in 2009.3

Toward the end of the reporting period, uncertainty re-emerged as the Fed announced its intention to taper, or slow down, its asset purchases. This sparked concern about imminently rising interest rates.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco - one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield - in that order - to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

2  Source: Reuters

3  Source: Congressional Budget Office

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                Short-Term Investments Trust

Fund data

  Institutional Class data as of 8/31/13

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	38 days	66 days	$18.6	billion
STIC Prime	9 - 23 days	17 days	20 days	2.0	billion
Treasury	27 - 50 days	41 days	41 days	7.4	billion
Government & Agency	21 - 49 days	37 days	57 days	4.4	billion
Government TaxAdvantage	23 - 48 days	44 days	48 days	744.5	million
Tax-Free Cash Reserve	17 - 29 days	29 days	29 days	516.1	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/13

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-4, 6-17	Treasury Portfolio 1, 7-11, 13, 14, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 16, 17
1 - 7	32.7%	43.8%	50.5%	55.0%	21.7%	87.9%
8 - 30	13.9	34.4	3.7	1.1	27.2	0.0
31 - 60	20.1	21.8	14.5	15.4	25.3	2.6
61 - 90	9.2	0.0	13.7	5.3	5.6	0.4
91 - 180	16.3	0.0	14.8	14.1	19.0	4.0
181+	7.8	0.0	2.8	9.1	1.2	5.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed, possibly negatively impacting its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

5                Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.06%(a)
Asset-Backed Securities–Consumer Receivables–3.94%
Barton Capital LLC(b)(c)	0.21%	10/21/13	$60,000	$60,000,000
Bryant Park Funding LLC(b)	0.07%	09/03/13	50,000	49,999,805
Old Line Funding, LLC(b)	0.22%	11/01/13	50,000	49,981,360
Old Line Funding, LLC(b)	0.23%	10/15/13	44,700	44,687,434
Old Line Funding, LLC(b)	0.24%	11/15/13	100,000	99,950,000
Old Line Funding, LLC(b)	0.24%	01/15/14	88,000	87,920,213
Old Line Funding, LLC(b)	0.25%	10/09/13	50,000	49,986,806
Old Line Funding, LLC(b)	0.25%	10/21/13	40,000	39,986,111
Salisbury Receivables Co. LLC(b)	0.16%	10/08/13	44,000	43,992,764
Salisbury Receivables Co. LLC(b)	0.18%	09/17/13	50,000	49,996,000
Sheffield Receivables Corp.(b)	0.17%	10/07/13	50,000	49,991,500
Sheffield Receivables Corp.(b)	0.17%	10/16/13	54,000	53,988,525
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	44,000	43,997,800
Thunder Bay Funding, LLC(b)	0.20%	10/03/13	50,000	49,991,111
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	30,000	29,993,667
Thunder Bay Funding, LLC(b)	0.25%	10/21/13	50,000	49,982,639
				854,445,735

Asset-Backed Securities–Diversified Banks–2.74%
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,879,875
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,877,085
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,851,800
Collateralized Commercial Paper II Co., LLC(b)	0.30%	12/05/13	130,000	129,897,083
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,858,175
				595,364,018

Asset-Backed Securities–Fully Supported–1.82%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.23%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	11/21/13	20,000	19,989,650
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	02/13/14	50,000	49,947,292
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	11/20/13	38,000	37,979,733
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	01/10/14	71,000	70,937,993
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.25%	11/13/13	180,000	180,000,000
				393,854,668

Asset-Backed Securities–Fully Supported Bank–5.29%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/11/13	50,000	49,998,056
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/24/13	55,900	55,895,000
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/26/13	37,200	37,196,383
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/03/13	100,000	99,998,945
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/17/13	70,000	69,994,089
Concord Minutemen Capital Co., LLC;–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	150,000	149,998,083
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.22%	09/19/13	75,000	74,991,750
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/10/13	75,000	74,995,688
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	09/23/13	40,000	39,995,600
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.19%	11/05/13	100,000	99,965,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	$25,000	$24,999,681
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/17/13	25,000	24,997,444
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.22%	10/21/13	20,000	19,993,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/09/13	100,000	99,994,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/12/13	50,000	49,996,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(d)	0.16%	09/16/13	40,000	39,997,333
Matchpoint Master Trust (CEP–BNP Paribas)(b)(d)	0.20%	09/12/13	50,000	49,996,944
Victory Receivables Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	10/02/13	65,000	64,989,925
Working Capital Management L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.18%	10/02/13	20,000	19,996,900
				1,147,992,779

Asset-Backed Securities–Multi-Purpose–8.64%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	53,000	52,994,700
Chariot Funding, LLC(b)	0.24%	11/07/13	50,000	49,977,667
Chariot Funding, LLC(b)	0.24%	11/08/13	90,000	89,959,200
Chariot Funding, LLC(b)	0.24%	12/05/13	50,000	49,968,333
Chariot Funding, LLC(b)	0.24%	12/17/13	100,000	99,928,667
Chariot Funding, LLC(b)	0.24%	01/06/14	50,000	49,957,667
Chariot Funding, LLC(b)	0.24%	01/16/14	50,000	49,954,333
Chariot Funding, LLC(b)	0.25%	10/16/13	50,000	49,984,375
Chariot Funding, LLC(b)	0.25%	11/01/13	50,000	49,978,819
Chariot Funding, LLC(b)	0.27%	09/04/13	50,000	49,998,875
CHARTA, LLC(b)	0.15%	10/03/13	48,000	47,993,600
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	50,000	49,989,917
Jupiter Securitization Co. LLC(b)	0.23%	09/18/13	50,000	49,994,569
Jupiter Securitization Co. LLC(b)	0.24%	11/26/13	50,000	49,971,333
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	30,000	29,981,000
Jupiter Securitization Co. LLC(b)	0.24%	02/05/14	50,000	49,947,667
Jupiter Securitization Co. LLC(b)	0.24%	02/25/14	50,000	49,941,000
Jupiter Securitization Co. LLC(b)	0.27%	09/03/13	75,000	74,998,875
Jupiter Securitization Co. LLC(b)	0.27%	09/04/13	50,000	49,998,875
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	22,500	22,468,125
Mont Blanc Capital Corp.(b)(d)	0.21%	11/08/13	25,000	24,990,083
Mont Blanc Capital Corp.(b)(d)	0.26%	09/09/13	54,730	54,726,838
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/10/13	45,000	44,998,088
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/16/13	50,000	49,996,458
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	10/08/13	100,000	99,982,528
Regency Markets No. 1 LLC(b)(d)	0.14%	09/05/13	86,809	86,807,650
Regency Markets No. 1 LLC(b)(d)	0.15%	09/13/13	50,000	49,997,500
Regency Markets No. 1 LLC(b)(d)	0.15%	09/16/13	50,000	49,996,875
Regency Markets No. 1 LLC(b)(d)	0.15%	09/20/13	220,000	219,982,583
Scaldis Capital Ltd./LLC(b)(d)	0.17%	09/17/13	25,000	24,998,111
Scaldis Capital Ltd./LLC(b)(d)	0.22%	09/03/13	100,000	99,998,778
				1,874,463,089

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding, LLC(b)	0.13%	09/20/13	25,003	25,001,285
Market Street Funding, LLC(b)	0.15%	10/03/13	43,550	43,544,193
Market Street Funding, LLC(b)	0.16%	09/30/13	62,572	62,563,935
Market Street Funding, LLC(b)	0.17%	10/01/13	53,132	53,124,473
				184,233,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–0.97%
Toyota Motor Credit Corp.(d)	0.25%	09/04/13	$150,000	$149,996,875
Toyota Motor Credit Corp.(d)	0.27%	01/03/14	60,000	59,944,200
				209,941,075

Diversified Banks–16.43%
Barclays Bank PLC(b)(d)	0.52%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.24%	09/03/13	150,000	149,998,000
BNZ International Funding Ltd.(b)(d)	0.19%	09/13/13	96,000	95,993,920
BNZ International Funding Ltd.(b)(d)	0.20%	10/11/13	74,750	74,733,389
DBS Bank Ltd.(b)(d)	0.26%	09/10/13	50,000	49,996,812
DBS Bank Ltd.(b)(d)	0.26%	09/12/13	100,000	99,992,208
DBS Bank Ltd.(b)(d)	0.26%	09/13/13	80,000	79,993,200
DBS Bank Ltd.(b)(d)	0.27%	10/04/13	110,000	109,972,775
Dexia Credit Local S.A.(d)	0.30%	11/12/13	50,000	49,970,000
Dexia Credit Local S.A.(d)	0.34%	12/12/13	75,000	74,927,750
Dexia Credit Local S.A.(d)	0.40%	02/12/14	65,000	64,881,555
Dexia Credit Local S.A.(d)	0.40%	02/14/14	41,000	40,924,378
Dexia Credit Local S.A.(d)	0.40%	02/14/14	140,000	139,741,778
ING (US) Funding LLC(d)	0.22%	11/01/13	60,000	59,978,142
ING (US) Funding LLC(d)	0.24%	09/23/13	60,000	59,991,383
Lloyds TSB Bank PLC(d)	0.14%	09/03/13	200,000	199,998,444
Lloyds TSB Bank PLC(d)	0.14%	09/06/13	50,000	49,999,028
Lloyds TSB Bank PLC(d)	0.14%	09/30/13	40,000	39,995,489
Mizuho Funding, LLC(b)(d)	0.17%	09/18/13	70,000	69,994,546
Mizuho Funding, LLC(b)(d)	0.21%	11/07/13	40,000	39,984,367
Mizuho Funding, LLC(b)(d)	0.23%	12/03/13	50,000	49,970,937
Mizuho Funding, LLC(b)(d)	0.25%	01/06/14	50,000	49,955,903
Mizuho Funding, LLC(b)(d)	0.25%	01/08/14	100,000	99,910,417
National Australia Funding Delaware Inc.(b)(d)	0.14%	11/05/13	140,000	139,964,611
National Australia Funding Delaware Inc.(b)(d)	0.15%	10/25/13	100,000	99,977,500
National Australia Funding Delaware Inc.(b)(d)	0.15%	11/12/13	100,000	99,971,000
National Australia Funding Delaware Inc.(b)(d)	0.17%	09/12/13	50,000	49,997,403
National Australia Funding Delaware Inc.(b)(d)	0.17%	10/07/13	100,000	99,983,000
Natixis US Finance Co., LLC(d)	0.13%	09/05/13	50,000	49,999,278
Oversea–Chinese Banking Corp. Ltd.(d)	0.18%	09/18/13	50,000	49,995,750
Oversea–Chinese Banking Corp. Ltd.(d)	0.20%	09/03/13	100,000	99,998,889
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Societe Generale North America, Inc.(d)	0.12%	09/11/13	100,000	99,996,805
Societe Generale North America, Inc.(d)	0.10%	09/05/13	75,000	74,999,208
Societe Generale North America, Inc.(d)	0.13%	09/05/13	180,000	179,997,500
Societe Generale North America, Inc.(d)	0.22%	09/17/13	50,000	49,995,111
Societe Generale North America, Inc.(d)	0.23%	09/10/13	60,000	59,996,625
Standard Chartered Bank(b)(d)	0.13%	09/04/13	130,000	129,998,592
Standard Chartered Bank(b)(d)	0.21%	10/04/13	58,000	57,988,835
Standard Chartered Bank(b)(d)	0.21%	10/07/13	110,000	109,976,900
Standard Chartered Bank(b)(d)	0.22%	09/13/13	100,000	99,992,667
				3,563,734,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–0.19%
Reckitt Benckiser Treasury Services PLC(b)(d)	0.08%	09/17/13	$17,000	$16,999,395
Reckitt Benckiser Treasury Services PLC(b)(d)	0.50%	02/11/14	25,000	24,943,403
				41,942,798

Other Diversified Financial Services–1.06%
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,953,433
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,952,700
General Electric Capital Corp.	0.23%	11/01/13	75,000	74,970,771
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,965,340
				229,842,244

Regional Banks–4.50%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	09/27/13	85,715	85,704,476
Banque et Caisse d’Epargne de l’Etat(d)	0.14%	09/17/13	50,000	49,996,889
Banque et Caisse d’Epargne de l’Etat(d)	0.17%	10/15/13	50,000	49,989,611
Commonwealth Bank of Australia(b)(d)	0.16%	11/25/13	50,000	49,981,701
Commonwealth Bank of Australia(b)(d)	0.17%	09/03/13	60,000	59,999,450
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.15%	09/11/13	50,000	49,997,917
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.16%	09/09/13	75,000	74,997,333
Macquarie Bank Ltd.(b)(d)	0.23%	11/18/13	40,000	39,980,067
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/03/13	250,000	249,951,111
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/07/13	100,000	99,978,000
Sumitomo Mitsui Banking Corp.(b)(d)	0.15%	10/01/13	35,000	34,995,625
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	10/17/13	80,000	79,977,511
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	01/24/14	50,000	49,949,653
				975,499,344

Soft Drinks–1.50%
Coca-Cola Co.(b)	0.15%	10/04/13	60,000	59,991,750
Coca-Cola Co.(b)	0.17%	09/10/13	100,000	99,995,750
Coca-Cola Co.(b)	0.19%	11/18/13	40,000	39,983,533
Coca-Cola Co.(b)	0.21%	02/04/14	50,000	49,954,500
Coca-Cola Co.(b)	0.21%	02/06/14	50,000	49,953,917
Coca-Cola Co.(b)	0.21%	02/07/14	25,000	24,976,813
				324,856,263

Specialized Finance–3.13%
Caisse de Depots et Consignations(b)(d)	0.15%	09/27/13	100,000	99,989,167
Caisse de Depots et Consignations(b)(d)	0.16%	09/16/13	70,000	69,995,333
Caisse de Depots et Consignations(b)(d)	0.20%	09/13/13	80,000	79,994,667
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	10/22/13	45,000	44,990,437
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	12/02/13	75,000	74,971,250
Kreditanstalt fur Wiederaufbau(b)(d)	0.16%	01/06/14	100,000	99,943,556
Kreditanstalt fur Wiederaufbau(b)(d)	0.24%	10/01/13	210,000	209,958,875
				679,843,285
Total Commercial Paper (Cost $11,076,013,279)				11,076,013,279

Certificates of Deposit–24.02%
Bank of Montreal(c)(d)	0.33%	08/12/14	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	110,000	110,000,000
Bank of Nova Scotia(d)	0.23%	10/03/13	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.31%	02/06/14	$60,000	$60,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.37%	09/11/14	100,000	100,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.04%	09/03/13	200,000	200,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/13	50,000	50,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.11%	09/04/13	150,000	150,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.16%	09/30/13	15,000	15,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(d)	0.25%	06/17/14	450,000	450,000,000
BNP Paribas(d)	0.24%	10/10/13	60,000	60,000,000
Canadian Imperial Bank of Commerce(d)	0.02%	09/03/13	226,389	226,389,378
Credit Agricole Corporate & Investment Bank(d)	0.16%	09/06/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(d)	0.22%	10/15/13	162,500	162,500,000
National Australia Bank Ltd.(d)	0.16%	10/28/13	100,000	100,000,000
Nationwide Building Society(d)	0.24%	12/09/13	120,000	119,919,217
Natixis(d)	0.10%	09/03/13	600,000	600,000,000
Natixis(c)(d)	0.31%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.16%	10/24/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.16%	10/28/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/08/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.17%	11/15/13	40,000	40,000,000
Nordea Bank Finland PLC(d)	0.17%	11/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	60,000	60,000,000
Norinchukin Bank (The)(d)	0.23%	10/07/13	30,000	30,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/21/14	185,000	185,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/29/14	33,000	33,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	30,000	30,000,000
Oversea–Chinese Banking Corp. Ltd.(d)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland(d)	0.26%	09/03/13	60,000	60,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/04/13	48,380	48,380,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	11/01/13	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.22%	10/18/13	134,000	134,000,000
Svenska Handelsbanken AB(d)	0.18%	09/11/13	36,000	36,000,000
Svenska Handelsbanken AB(d)	0.19%	10/18/13	115,540	115,540,000
Swedbank AB(d)	0.09%	09/03/13	10,000	10,000,000
Toronto–Dominion Bank(d)	0.20%	10/28/13	150,000	150,000,000
Toronto–Dominion Bank(d)	0.20%	01/14/14	100,000	100,000,000
Toronto–Dominion Bank(d)	0.21%	02/07/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	02/14/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto–Dominion Bank(d)	0.23%	10/28/13	60,000	60,000,000
Toronto–Dominion Bank(d)	0.25%	09/20/13	100,000	100,000,000
Total Certificates of Deposit (Cost $5,209,828,595)				5,209,828,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–8.32%(e)
Credit Enhanced–8.32%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$800	$800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/35	8,685	8,685,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,465	7,465,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.06%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/33	25,805	25,805,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/40	2,190	2,190,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	12/01/32	2,615	2,615,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	01/01/33	24,775	24,775,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	11/01/38	$4,335	$4,335,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	23,080	23,080,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.05%	07/01/24	11,395	11,395,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	10/01/32	4,710	4,710,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.06%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	03/01/30	40,360	40,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/34	4,510	4,510,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.06%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.05%	05/15/31	3,880	3,879,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/25	4,600	4,600,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.08%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(b)(f)	0.09%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.17%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.07%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	5,700	5,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	$3,970	$3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.06%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)	0.06%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/33	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	10/01/42	5,175	5,175,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.06%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.05%	07/01/41	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.18%	03/01/39	8,010	8,010,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	19,670	19,670,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/38	7,591	7,591,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/42	20,885	20,885,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.09%	11/15/39	$19,000	$19,000,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/01/33	12,800	12,800,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.05%	05/01/41	2,200	2,200,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.06%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(f)	0.08%	07/01/38	14,800	14,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/36	7,575	7,574,659
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	425	424,809
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.06%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank N.A.)(f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	04/01/32	10,210	10,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/36	$1,820	$1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,945	1,945,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.08%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.06%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.11%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.11%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.06%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.05%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,365	2,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	04/01/26	$4,215	$4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/40	1,150	1,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.12%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.11%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.06%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.13%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.06%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.08%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/15/22	4,625	4,625,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.07%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.08%	06/15/35	$5,350	$5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.04%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/38	3,345	3,345,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	08/01/40	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.18%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,805,093,379)				1,805,093,379

U.S. Treasury Securities–1.11%
U.S. Treasury Bills–1.11%(a)
U.S. Treasury Bills	0.05%	09/05/13	75,000	74,999,583
U.S. Treasury Bills	0.10%	12/26/13	165,000	164,946,834
Total U.S. Treasury Securities (Cost $239,946,417)				239,946,417

Other Bonds & Notes–6.01%
American Honda Finance Corp., Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,027,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada,
Sr. Unsec. Notes(b)(c)(d)	0.32%	09/04/14	$300,000	$300,000,000
Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(c)(d)	0.72%	11/01/13	75,000	75,060,418
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	09/19/14	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.32%	09/19/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.42%	09/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,305,088,092)				1,305,088,092
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.52% (Cost $19,635,969,762)				19,635,969,762

			Repurchase Amount
Repurchase Agreements–9.47%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.50%-7.75%, 09/10/13-03/26/42)(d)(h)	0.18%	—	—	50,000,000
Credit Suisse Securities (USA) LLC, Open Agreement dated 04/25/13, (collateralized by Mortgage-backed securities valued at $373,906,663; 0%-7.27%, 02/25/19-06/25/58)(d)(h)	0.58%	—	—	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	184,958,360	184,957,127
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	85,354,463	85,353,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $368,299,307 (collateralized by collateralized mortgage obligations, Asset-backed securities & other instruments valued at $403,719,652; 0%-11.95%, 12/15/13-05/25/52)(i)	0.48%	10/28/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $305,157,160 (collateralized by collateralized mortgage obligations, asset-backed securities & other instruments valued at $334,308,009; 0%-11.95%, 11/01/13-08/15/56)	0.53%	10/04/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 08/07/13, aggregate maturing value of $200,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.00%-3.50%, 10/01/26-06/01/28)(i)	0.07%	09/04/13	100,005,445	100,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 01/02/14-06/15/45)(d)(i)	0.22%	09/04/13	50,008,556	50,000,000
RBC Capital Markets Corp., Term agreement dated 08/26/13, maturing value of $300,053,667 (collateralized by Corporate obligations valued at $315,000,000; 0%-9.82%, 09/13/13-11/15/46)(d)(i)	0.23%	09/23/13	300,053,667	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	225,001,250	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	46,946,909	46,946,596
Total Repurchase Agreements (Cost $2,055,257,712)				2,055,257,712
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,691,227,474)				21,691,227,474
OTHER ASSETS LESS LIABILITIES–0.01%				2,366,895
NET ASSETS–100.00%				$21,693,594,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short–Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $9,354,818,587, which represented 43.12% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Japan: 11.9%; Canada: 11.4%; France: 10.2%; Australia: 5.3%; other countries less than 5% each: 16.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–60.96%(a)
Asset-Backed Securities–Consumer Receivables–2.29%
Salisbury Receivables, LLC(b)	0.16%	10/07/13	$25,000	$24,996,000
Sheffield Receivables Corp.(b)	0.16%	10/03/13	40,000	39,994,311
				64,990,311

Asset-Backed Securities–Fully Supported–1.23%
Kells Funding, LLC (CEP–Federal Republic of Germany)(b)(c)	0.16%	09/19/13	35,000	34,997,200

Asset-Backed Securities–Fully Supported Bank–18.37%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	100,000	99,998,833
Cancara Asset Securitisaton, LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.19%	10/22/13	90,000	89,975,775
Gemini Securitization Corp., LLC (CEP–Deutsche Bank)(b)(c)	0.15%	09/12/13	75,000	74,996,563
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	90,000	89,983,350
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/15/13	50,000	49,986,555
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	15,000	14,999,233
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.16%	09/09/13	47,000	46,998,329
Newport Funding Corp. (CEP–Deutsche Bank)(b)(c)	0.16%	09/23/13	55,000	54,994,622
				521,933,260

Asset-Backed Securities–Multi-Purpose–12.88%
Atlantic Asset Securitization, LLC(b)	0.21%	02/19/14	58,000	58,000,000
CAFCO, LLC(b)	0.15%	09/19/13	35,000	34,997,375
CAFCO, LLC(b)	0.15%	10/01/13	55,000	54,993,125
CRC Funding, LLC(b)	0.15%	10/02/13	50,000	49,993,542
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/11/13	32,922	32,916,879
Regency Markets No. 1, LLC(b)(c)	0.15%	09/16/13	25,000	24,998,437
Regency Markets No. 1, LLC(b)(c)	0.15%	09/20/13	80,000	79,993,667
Scaldis Capital, Ltd.(b)(c)	0.15%	09/30/13	30,000	29,996,375
				365,889,400

Asset-Backed Securities–Trade Receivables–3.52%
Market Street Funding, LLC(b)	0.16%	09/24/13	50,000	49,994,889
Market Street Funding, LLC(b)	0.14%	09/25/13	30,000	29,997,200
Market Street Funding, LLC(b)	0.15%	10/09/13	20,007	20,003,832
				99,995,921

Consumer Finance–2.94%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	33,500	33,497,301
Toyota Motor Credit Corp.(c)	0.08%	09/20/13	50,000	49,997,888
				83,495,189

Diversified Banks–5.63%
Credit Agricole North America, Inc.(c)	0.13%	09/04/13	25,000	24,999,729
Lloyds TSB Bank PLC(c)	0.14%	09/03/13	25,000	24,999,806
Oversea–Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	50,000	49,996,750
Societe Generale North America, Inc.(c)	0.13%	09/05/13	30,000	29,999,583
Societe Generale North America, Inc.(c)	0.12%	09/11/13	30,000	29,999,042
				159,994,910

Industrial Conglomerates–1.76%
General Electric Capital Co.	0.06%	09/03/13	50,000	49,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–4.05%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	$70,000	$69,999,300
MetLife Short Term Funding, LLC(b)	0.12%	09/13/13	45,000	44,998,200
				114,997,500

Municipal Commercial Paper–2.26%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2005A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	34,981	34,981,000
Series 2008A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	29,330	29,330,000
				64,311,000

Regional Banks–1.81%
Banque et Caisse d’Epargne de L’Etat(c)	0.16%	09/06/13	26,435	26,434,413
Landesbank Hessen-Thuringen Girozentrale(b)(c)	0.15%	09/13/13	25,000	24,998,750
				51,433,163

Specialized Finance–4.22%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	20,000	19,998,667
Kreditanstalt Fur Wiederaufbau(b)(c)	0.11%	09/13/13	100,000	99,996,333
				119,995,000
Total Commercial Paper (Cost $1,732,032,687)				1,732,032,687

Certificates of Deposit–14.08%
Bank of Montreal(c)	0.10%	09/20/13	40,000	40,000,000
Bank of Montreal(c)	0.12%	09/20/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.12%	09/03/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	100,000	100,000,000
Mizuho Corporate Bank, Ltd.(c)	0.16%	09/03/13	25,000	25,000,000
Sumitomo Mitsui Banking Corp.(c)	0.10%	09/04/13	20,000	20,000,000
Swedbank AB(c)	0.09%	09/03/13	90,000	90,000,000
Total Certificates of Deposit (Cost $400,000,000)				400,000,000

Variable Rate Demand Notes–9.79%(e)
Credit Enhanced–9.79%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.06%	11/01/40	5,890	5,890,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.06%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity–Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.06%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.06%	12/01/28	5,655	5,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	03/01/30	$1,800	$1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.05%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.08%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.07%	01/01/18	5,600	5,600,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.06%	10/01/33	14,465	14,465,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	01/01/24	30,500	30,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.07%	04/01/32	1,845	1,845,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.10%	09/01/27	2,815	2,815,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/23	5,740	5,740,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.06%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/36	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	03/01/36	$5,900	$5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $278,164,000)				278,164,000

U.S. Government Sponsored Agency Securities–1.93%
Federal Home Loan Bank (FHLB)–1.93%
Unsec. Disc. Notes(a) (Cost $54,848,614)	0.04%	09/27/13	54,850	54,848,614

U.S. Treasury Bills–0.88%(a)
U.S. Treasury Bills (Cost $24,999,861)	0.05%	09/05/13	25,000	24,999,861
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.64% (Cost $2,490,045,162)				2,490,045,162

			Repurchase Amount
Repurchase Agreements–12.36%(f)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $45,023,188 (collateralized by Mortgage–backed securities & other instruments valued at $48,936,176; 0%-10.75%, 09/19/13-09/01/47)	0.53%	10/04/13	45,023,188	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,365,029; 0%-19.00%, 11/01/13-06/12/50)(g)	0.48%	10/28/13	55,044,733	55,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 06/01/15-06/15/45)(c)(g)	0.22%	09/04/13	50,008,556	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	201,096,554	201,095,213
Total Repurchase Agreements (Cost $351,095,213)				351,095,213
TOTAL INVESTMENTS(h)(i)–100.00% (Cost $2,841,140,375)				2,841,140,375
OTHER ASSETS LESS LIABILITIES–(0.00)%				(121,539)
NET ASSETS–100.00%				$2,841,018,836

Investment Abbreviations:

CEP	— Credit Enhancement Provider
Disc.	— Discounted
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation

IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding

RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,384,714,643, which represented 48.74% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.2%; Germany: 11.4%; Japan: 8.7%; France: 8.3%; Canada: 5.3%; other countries less than 5% each: 10.5%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bank, N.A.	7.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.94%
U.S. Treasury Bills–35.04%(a)
U.S. Treasury Bills	0.05%	09/05/13	$300,000	$299,998,500
U.S. Treasury Bills	0.06%	09/05/13	390,000	389,997,617
U.S. Treasury Bills	0.04%	09/12/13	300,000	299,996,792
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,996,000
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,985,778
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,984,889
U.S. Treasury Bills	0.05%	10/10/13	300,000	299,983,750
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,976,979
U.S. Treasury Bills	0.03%	10/17/13	300,000	299,988,117
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,961,986
U.S. Treasury Bills	0.04%	10/24/13	350,000	349,981,966
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,962,458
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,960,000
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,952,208
U.S. Treasury Bills	0.05%	11/21/13	350,000	349,959,528
U.S. Treasury Bills	0.04%	11/29/13	340,000	339,966,378
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,939,554
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,904,333
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,898,889
U.S. Treasury Bills	0.06%	02/27/14	100,000	99,972,156
U.S. Treasury Bills	0.07%	02/27/14	400,000	399,874,203
				6,179,242,081

U.S. Treasury Notes–16.90%
U.S. Treasury Notes	0.50%	10/15/13	300,000	300,163,421
U.S. Treasury Notes	0.25%	10/31/13	850,000	850,200,161
U.S. Treasury Notes	4.25%	11/15/13	600,000	605,126,868
U.S. Treasury Notes	0.25%	11/30/13	550,000	550,231,178
U.S. Treasury Notes	1.00%	01/15/14	450,000	451,528,889
U.S. Treasury Notes	1.75%	01/31/14	221,000	222,510,482
				2,979,760,999
Total U.S. Treasury Securities (Cost $9,159,003,080)				9,159,003,080
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $9,159,003,080)				9,159,003,080

			Repurchase Amount
Repurchase Agreements–48.01%(b)
Barclays Capital Inc., Agreement dated 08/30/13, maturing value of $595,002,644 (collateralized by U.S. Treasury obligations valued at $606,900,073; 0.75%-4.00%, 09/15/13-01/31/18)	0.04%	09/03/13	595,002,644	595,000,000
BMO Capital Markets Corp., Agreement dated 08/30/13, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.13%-10.63%, 08/31/13-02/15/43)	0.04%	09/03/13	400,001,778	400,000,000
BNP Paribas Securities Corp., Agreement dated 08/30/13, maturing value of $295,001,311 (collateralized by U.S. Treasury obligations valued at $300,900,064; 0%-3.13%, 01/09/14-05/15/21)	0.04%	09/03/13	295,001,311	295,000,000
BNP Paribas Securities Corp., Term agreement dated 07/30/13, maturing value of $500,035,000 (collateralized by U.S. Treasury obligations valued at $510,000,028; 0.13%-2.00%, 07/15/14-07/15/21)(c)	0.04%	10/01/13	500,035,000	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 07/15/13, maturing value of $500,063,889 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.63%-3.63%, 01/15/15-04/15/32)(c)	0.05%	10/15/13	$500,063,889	$500,000,000
CIBC World Markets Corp., Agreement dated 08/30/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,003,461; 0%, 10/10/13-10/17/13)	0.04%	09/03/13	100,000,444	100,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $350,001,556 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-4.38%, 01/15/14-05/15/40)	0.04%	09/03/13	350,001,556	350,000,000
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-8.75%, 11/15/13-02/15/43)c)	0.02%	09/04/13	500,001,944	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	750,003,333	750,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	630,002,800	630,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 07/15/13, maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,000,092; 0%, 08/15/16-02/15/41)	0.06%	09/13/13	250,025,000	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	257,868,178	257,866,745
Deutsche Bank Securities Inc., Term agreement dated 07/08/13, maturing value of $500,088,472 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.75%, 09/30/13-02/15/42)(c)	0.07%	10/07/13	500,088,472	500,000,000
HSBC Securities (USA) Inc., Agreement dated 08/30/13, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,005,412; 2.38%-6.38%, 07/31/17-11/15/40)	0.04%	09/03/13	250,001,111	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/27/13, maturing value of $600,002,333 (collateralized by U.S. Treasury obligations valued at $612,000,053; 0.13%-6.00%, 11/30/13-08/15/42)(c)	0.02%	09/03/13	600,002,333	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/30/13, maturing value of $189,933,069 (collateralized by U.S. Treasury obligations valued at $193,731,090; 0.25%-3.50%, 05/15/16-05/15/20)	0.03%	09/03/13	189,933,069	189,932,436
Morgan Stanley, Agreement dated 08/30/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,053; 0%-4.25%, 01/30/14-04/15/18)	0.04%	09/03/13	200,000,889	200,000,000
RBS Securities Inc., Agreement dated 08/30/13, maturing value of $300,001,333 (collateralized by U.S. Treasury obligations valued at $306,002,921; 0.13%-2.00%, 01/15/14-01/15/22)	0.04%	09/03/13	300,001,333	300,000,000
RBS Securities Inc., Term agreement dated 07/02/13, maturing value of $300,046,000 (collateralized by U.S. Treasury obligations valued at $306,001,996; 0.13%-1.25%, 04/15/14-01/15/23)(c)	0.06%	10/02/13	300,046,000	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	500,002,778	500,000,000
Wells Fargo Securities, LLC, Agreement dated 08/30/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,053,910; 0%-11.25%, 08/31/13-08/15/43)	0.04%	09/03/13	500,002,222	500,000,000
Total Repurchase Agreements (Cost $8,467,799,181)				8,467,799,181
TOTAL INVESTMENTS(d)–99.95% (Cost $17,626,802,261)				17,626,802,261
OTHER ASSETS LESS LIABILITIES–0.05%				8,150,031
NET ASSETS–100.00%				$17,634,952,292
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.14%
Federal Farm Credit Bank (FFCB)–2.96%
Unsec. Disc. Notes(a)	0.03%	09/04/13	$50,000	$49,999,875
Unsec. Disc. Notes(a)	0.10%	10/15/13	50,000	49,993,889
Unsec. Notes(b)	0.13%	01/14/14	75,000	74,997,143
Unsec. Notes(b)	0.18%	01/14/14	25,000	24,999,066
				199,989,973

Federal Home Loan Bank (FHLB)–31.93%
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,508
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,920
Unsec. Bonds	0.11%	01/29/14	75,000	74,994,497
Unsec. Bonds	0.09%	01/30/14	50,000	49,995,398
Unsec. Bonds	0.13%	04/11/14	50,000	49,986,396
Unsec. Disc. Notes(a)	0.00%	09/03/13	59,250	59,250,347
Unsec. Disc. Notes(a)	0.10%	10/02/13	55,300	55,295,047
Unsec. Disc. Notes(a)	0.07%	10/11/13	75,000	74,994,417
Unsec. Disc. Notes(a)	0.06%	10/16/13	50,000	49,996,250
Unsec. Disc. Notes(a)	0.11%	10/16/13	65,000	64,991,144
Unsec. Disc. Notes(a)	0.06%	10/18/13	75,000	74,994,614
Unsec. Disc. Notes(a)	0.11%	10/18/13	15,000	14,997,846
Unsec. Disc. Notes(a)	0.12%	10/18/13	50,000	49,992,167
Unsec. Disc. Notes(a)	0.05%	10/23/13	36,000	35,997,400
Unsec. Disc. Notes(a)	0.10%	10/23/13	75,000	74,988,950
Unsec. Disc. Notes(a)	0.05%	10/24/13	75,000	74,994,479
Unsec. Disc. Notes(a)	0.10%	10/25/13	50,000	49,992,500
Unsec. Disc. Notes(a)	0.05%	10/28/13	75,000	74,994,062
Unsec. Disc. Notes(a)	0.10%	10/30/13	50,000	49,991,560
Unsec. Disc. Notes(a)	0.05%	11/27/13	75,000	74,990,756
Unsec. Disc. Notes(a)	0.12%	01/02/14	60,000	59,975,400
Unsec. Disc. Notes(a)	0.12%	01/03/14	65,000	64,973,133
Unsec. Disc. Notes(a)	0.10%	01/17/14	50,000	49,981,792
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,981,529
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,998,633
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,996,406
Unsec. Global Bonds(b)	0.12%	04/25/14	125,000	125,003,610
Unsec. Global Notes(b)	0.13%	02/28/14	60,000	59,995,634
Unsec. Global Notes(b)	0.15%	04/04/14	80,000	79,992,824
Unsec. Global Notes(b)	0.12%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.13%	05/01/14	75,000	75,000,391
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,980,101
Sr. Unsec. Notes(b)	0.15%	11/13/13	50,000	50,005,558
Unsec. Notes(b)	0.10%	09/10/13	75,000	74,999,247
Unsec. Notes(b)	0.13%	02/05/14	75,000	75,000,000
				2,155,322,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–6.44%
Unsec. Disc. Notes(a)	0.10%	10/15/13	$52,500	$52,493,583
Unsec. Disc. Notes(a)	0.11%	10/15/13	65,000	64,991,499
Unsec. Disc. Notes(a)	0.10%	10/21/13	127,500	127,482,292
Unsec. Disc. Notes(a)	0.12%	01/06/14	65,000	64,972,483
Unsec. Disc. Notes(a)	0.11%	01/13/14	75,000	74,970,688
Unsec. Global Bonds	0.38%	10/30/13	50,000	50,025,165
				434,935,710

Federal National Mortgage Association (FNMA)–5.52%
Unsec. Disc. Notes(a)	0.15%	09/03/13	50,000	49,999,583
Unsec. Disc. Notes(a)	0.10%	11/06/13	55,000	54,989,917
Unsec. Disc. Notes(a)	0.10%	11/27/13	30,808	30,800,555
Unsec. Disc. Notes(a)	0.12%	01/02/14	50,000	49,979,500
Unsec. Disc. Notes(a)	0.09%	01/08/14	37,000	36,988,068
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,982,125
Unsec. Disc. Notes(a)	0.10%	02/05/14	50,000	49,978,194
Unsec. Disc. Notes(a)	0.10%	02/12/14	50,000	49,976,767
				372,694,709

Overseas Private Investment Corp. (OPIC)–1.29%
Gtd. VRD COP Bonds(c)	0.13%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.14%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,249,942,908)				3,249,942,908
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $3,249,942,908)				3,249,942,908

			Repurchase Amount
Repurchase Agreements–51.87%(d)
Barclays Capital Inc., Joint term agreement dated 08/30/13, aggregate maturing value of $400,003,111 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $408,000,030; 0%-5.63%, 09/13/13-01/15/48)(e)	0.04%	09/06/13	350,002,722	350,000,000
BMO Capital Markets Corp., Joint agreement dated 08/30/13, aggregate maturing value of $200,001,111 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $204,000,538; 0%-7.63%, 10/17/13-05/15/29)	0.05%	09/03/13	130,000,722	130,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/30/13, aggregate maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,326; 0.25%-7.25%, 08/20/14-07/30/41)	0.05%	09/03/13	180,001,000	180,000,000
BNP Paribas Securities Corp., Joint term agreement dated 07/15/13, aggregate maturing value of $300,046,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,295; 0%-6.25%, 09/27/13-01/18/33)(e)	0.06%	10/15/13	250,038,333	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	50,000,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $510,000,056; 0%-4.38%, 11/07/13-08/15/40)	0.05%	09/03/13	350,001,945	350,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	350,001,555	350,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,648; 0%-5.50%, 11/29/13-01/15/30)	0.05%	09/03/13	250,001,389	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,672; 0%-6.75%, 09/11/13-09/15/60)(e)	0.03%	09/04/13	$250,001,458	$250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	36,646,359	36,646,155
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	75,000,500	75,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 07/08/13, aggregate maturing value of $350,070,778 (collateralized by U.S. Government sponsored agency obligations valued at $357,417,094; 0%-9.80%, 10/07/13-09/15/60)(e)	0.08%	10/07/13	300,060,667	300,000,000
Goldman, Sachs & Co., Joint agreement dated 08/30/13, aggregate maturing value of $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,789; 0.50%-7.13%, 02/24/15-07/15/37)	0.04%	09/03/13	230,001,022	230,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/27/13, aggregate maturing value of $350,001,361 (collateralized by U.S. Treasury obligations valued at $357,000,069; 0.75%-2.38%, 12/31/17-06/30/18)(e)	0.02%	09/03/13	300,001,167	300,000,000
Societe Generale, Joint term agreement dated 08/27/13, aggregate maturing value of $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $360,268,969; 0%-5.38%, 07/15/20-04/01/56)(e)	0.03%	09/03/13	300,001,750	300,000,000
Societe Generale, Agreement dated 08/30/13, maturing value of $100,000,667 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,148; 0%-5.13%, 01/02/14-11/01/25)	0.06%	09/03/13	100,000,667	100,000,000
Total Repurchase Agreements (Cost $3,501,646,155)				3,501,646,155
TOTAL INVESTMENTS(f)–100.01% (Cost $6,751,589,063)				6,751,589,063
OTHER ASSETS LESS LIABILITIES–(0.01)%				(954,511)
NET ASSETS–100.00%				$6,750,634,552

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–70.95%
Federal Farm Credit Bank (FFCB)–10.51%
Unsec. Bonds(a)	0.13%	01/14/14	$5,000	$4,999,810
Unsec. Disc. Notes(b)	0.03%	10/03/13	10,000	9,999,733
Unsec. Disc. Notes(b)	0.10%	10/16/13	15,000	14,998,125
Unsec. Disc. Notes(b)	0.04%	10/21/13	15,000	14,999,167
Unsec. Disc. Notes(b)	0.04%	10/22/13	15,000	14,999,150
Unsec. Disc. Notes(b)	0.10%	10/28/13	15,000	14,997,625
Unsec. Disc. Notes(b)	0.08%	01/09/14	10,000	9,997,111
				84,990,721

Federal Home Loan Bank (FHLB)–57.35%
Unsec. Disc. Notes(b)	0.00%	09/03/13	40,750	40,749,653
Unsec. Disc. Notes(b)	0.02%	09/04/13	100,000	99,999,875
Unsec. Disc. Notes(b)	0.02%	09/13/13	25,000	24,999,833
Unsec. Disc. Notes(b)	0.03%	09/18/13	10,000	9,999,858
Unsec. Disc. Notes(b)	0.08%	10/02/13	15,000	14,999,031
Unsec. Disc. Notes(b)	0.10%	10/02/13	15,000	14,998,683
Unsec. Disc. Notes(b)	0.10%	10/03/13	10,000	9,999,111
Unsec. Disc. Notes(b)	0.11%	10/09/13	9,500	9,498,947
Unsec. Disc. Notes(b)	0.07%	10/11/13	20,000	19,998,511
Unsec. Disc. Notes(b)	0.11%	10/16/13	15,000	14,997,975
Unsec. Disc. Notes(b)	0.05%	10/18/13	10,000	9,999,347
Unsec. Disc. Notes(b)	0.11%	10/18/13	10,000	9,998,564
Unsec. Disc. Notes(b)	0.05%	10/23/13	15,000	14,999,025
Unsec. Disc. Notes(b)	0.10%	10/23/13	15,000	14,997,833
Unsec. Disc. Notes(b)	0.10%	10/30/13	15,000	14,997,468
Unsec. Disc. Notes(b)	0.10%	11/08/13	15,000	14,997,167
Unsec. Disc. Notes(b)	0.10%	11/13/13	15,000	14,996,958
Unsec. Disc. Notes(b)	0.13%	12/04/13	8,900	8,897,095
Unsec. Disc. Notes(b)	0.13%	12/13/13	8,856	8,852,833
Unsec. Disc. Notes(b)	0.13%	01/02/14	10,000	9,995,729
Unsec. Disc. Notes(b)	0.12%	01/08/14	10,000	9,995,879
Unsec. Disc. Notes(b)	0.10%	01/15/14	10,000	9,996,411
Unsec. Disc. Notes(b)	0.09%	01/17/14	10,960	10,956,219
Unsec. Disc. Notes(b)	0.09%	01/22/14	10,000	9,996,425
Unsec. Disc. Notes(b)	0.09%	02/07/14	10,000	9,996,025
Unsec. Disc. Notes(b)	0.09%	02/21/14	10,000	9,995,675
Unsec. Notes(a)	0.10%	09/10/13	10,000	9,999,900
Unsec. Global Bonds(a)	0.12%	04/25/14	10,000	10,000,000
				463,910,030

Tennessee Valley Authority (TVA)–3.09%
Sr. Unsec. Disc. Notes(b)	0.03%	09/19/13	25,000	24,999,625
Total U.S. Government Sponsored Agency Securities (Cost $573,900,376)				573,900,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–29.06%(b)
U.S. Treasury Bills	0.04%	09/05/13	$35,000	$34,999,835
U.S. Treasury Bills	0.01%	09/12/13	25,020	25,019,923
U.S. Treasury Bills	0.02%	09/12/13	25,000	24,999,885
U.S. Treasury Bills	0.05%	09/19/13	50,000	49,998,875
U.S. Treasury Bills	0.04%	09/26/13	50,000	49,998,785
U.S. Treasury Bills	0.04%	11/29/13	50,000	49,995,057
Total U.S. Treasury Bills (Cost $235,012,360)				235,012,360
TOTAL INVESTMENTS(c)–100.01% (Cost $808,912,736)				808,912,736
OTHER ASSETS LESS LIABILITIES–(0.01)%				(55,152)
NET ASSETS–100.00%				$808,857,584

Investment Abbreviations:

Disc.	— Discounted
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.38%
Alabama–2.09%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$2,725	$2,765,079
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				15,765,079

Alaska–0.17%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,281,787

Arizona–2.74%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.09%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.08%	12/01/37	13,195	13,195,000
				20,625,000

Colorado–3.96%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.24%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(d)(e)	0.42%	12/01/30	6,950	6,950,000
				29,825,000

District of Columbia–0.36%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.22%	01/01/29	2,705	2,705,000

Florida–2.21%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.06%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.71%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short–Term Investments Trust

Tax–Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)(f)	0.06%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–3.32%
Hawaii Pacific Health (Department of Budget and Finance of the State of Hawaii); Series 2004 B, VRD Special Purpose RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	07/01/33	25,000	25,000,000

Illinois–8.65%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(c)(d)(e)	0.25%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.17%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(c)(d)	0.07%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008–B, VRD RB(c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.08%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,357,235
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/15/22	4,300	4,300,000
				65,192,235

Indiana–6.45%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/32	9,200	9,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.04%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.05%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.17%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(c)	0.07%	05/15/38	14,000	14,000,000
				48,640,000

Iowa–0.53%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(c)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/15/14	$2,000	$2,024,475
				4,024,475

Kansas–0.41%
Wichita (City of);
Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,000,076
Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,075,671
				3,075,747

Kentucky–1.88%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/30	14,200	14,200,000

Maryland–3.44%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,163,242
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimted Tax GO Bonds	5.00%	05/01/14	6,000	6,190,455
				25,958,697

Massachusetts–0.83%
University of Massachusetts Building Authority; Series 2013 B-1, Commerical Paper Notes	0.15%	01/13/14	6,250	6,250,000

Michigan–3.19%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.05%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.05%	08/15/32	1,615	1,615,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,265,043
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/22	6,570	6,570,000
				24,065,043

Minnesota–0.77%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.10%	04/01/37	5,835	5,835,000

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.04%	12/01/30	1,000	1,000,000

Missouri–5.22%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.22%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–Enterprise Bank & Trust)(c)(d)	0.06%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.09%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–BMO Harris Bank, N.A.)(c)(d)(e)	0.05%	11/15/43	17,500	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.08%	12/01/15	$3,950	$3,950,000
				39,365,000

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.07%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.06%	09/01/37	900	900,000
				6,900,000

New York–0.46%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.05%	11/01/31	3,485	3,485,000

Ohio–6.47%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/01/37	34,675	34,675,000
				48,775,000

Oklahoma–0.20%
Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,525,074

Oregon–2.23%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.05%	06/01/37	13,700	13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,084,877
				16,784,877

Pennsylvania–15.52%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(c)(d)(e)	0.07%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	09/01/18	2,025	2,025,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.04%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	10/15/25	7,390	7,390,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.08%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)(e)	0.06%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/24	6,915	6,915,000
				117,025,000

Rhode Island–3.31%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	09/01/37	24,945	24,945,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.34%
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.05%	11/01/32	$32,740	$32,740,000

Tennessee–2.32%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,100,723
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,007,799
				17,483,522

Texas–9.53%
Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,486,296
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(e)	0.12%	10/09/13	7,000	7,000,000
Series 2013 H-2, GO Commercial Paper Notes	0.12%	10/10/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,021,697
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	912,019
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,572,848
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,118,183
				71,871,043

Utah–0.42%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(c)	0.11%	04/01/42	3,125	3,125,000

Virginia–1.73%
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.09%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,240,295
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,289,007
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.10%	12/01/19	740	740,000
				13,069,302

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.26%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.28%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC–BMO Harris N.A.)(c)(d)(e)	0.05%	08/01/40	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/36	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/32	$8,805	$8,805,000
				39,655,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–102.38% (Cost $771,786,881)				771,786,881
OTHER ASSETS LESS LIABILITIES–(2.38)%				(17,918,984)
NET ASSETS–100.00%				$753,867,897

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom 9.2%; Canada 8.2%; other countries less than 5% each: 2.3%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $30,385,000, which represented 4.03% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.1%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	7.9
BMO Harris, N.A.	6.4
Federal National Mortgage Association	5.4
TD Bank, N.A.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$19,635,969,762	$2,490,045,162	$9,159,003,080	$3,249,942,908	$808,912,736	$771,786,881
Repurchase agreements, at value and cost	2,055,257,712	351,095,213	8,467,799,181	3,501,646,155	—	—
Total investments, at value and cost	21,691,227,474	2,841,140,375	17,626,802,261	6,751,589,063	808,912,736	771,786,881
Cash	—	—	—	—	—	30,210
Receivable for:
Investments sold	5,060,093	620,009	—	—	—	2,855,005
Interest	2,577,719	127,803	10,280,823	331,908	2,975	575,632
Fund expenses absorbed	393,790	237,823	1,517,120	616,234	83,684	121,413
Investment for trustee deferred compensation and retirement plans	559,348	265,549	271,895	113,692	52,261	100,848
Other assets	28,137	153,588	51,656	58,966	29,486	70,382
Total assets	21,699,846,561	2,842,545,147	17,638,923,755	6,752,709,863	809,081,142	775,540,371

Liabilities:
Payable for:
Amount due custodian	8,503	—	—	—	—	—
Investments purchased	—	—	—	—	—	21,118,183
Dividends	1,386,185	45,700	306,148	109,193	13,813	13,888
Accrued fees to affiliates	868,274	215,147	1,247,316	724,719	23,503	71,872
Accrued trustees’ and officer’s fees and benefits	44,395	10,188	37,359	15,006	5,616	4,790
Accrued operating expenses	26,585	65,500	196,055	201,159	43,504	36,930
Trustee deferred compensation and retirement plans	3,918,250	1,189,776	2,184,585	1,025,234	137,122	426,811
Total liabilities	6,252,192	1,526,311	3,971,463	2,075,311	223,558	21,672,474
Net assets applicable to shares outstanding	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

Net assets consist of:
Shares of beneficial interest	$21,691,277,159	$2,839,830,039	$17,634,821,108	$6,750,500,763	$808,835,141	$753,996,277
Undistributed net investment income	2,468,855	1,134,859	131,184	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(151,645)	53,938	—	—	11,183	(78,178)
	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,681,985,624	$2,012,516,863	$7,421,436,074	$4,439,498,552	$744,577,364	$516,165,837
Private Investment Class	$370,058,834	$166,612,192	$583,020,317	$358,382,702	$20,035,846	$52,446,063
Personal Investment Class	$156,031,658	$98,912,687	$131,879,562	$48,699,786	$6,195,176	$4,780,781
Cash Management Class	$744,301,265	$451,190,014	$6,226,818,583	$635,000,856	$31,552,573	$107,925,716
Reserve Class	$175,831,571	$16,254,296	$106,231,996	$289,171,003	$1,295,747	$32,804,041
Resource Class	$68,809,373	$27,010,779	$328,395,524	$144,337,050	$5,190,861	$8,295,373
Corporate Class	$1,496,576,044	$68,522,005	$2,837,170,236	$835,544,603	$10,017	$31,450,086

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,679,984,590	2,012,509,586	7,421,135,833	4,439,445,147	744,536,411	516,162,217
Private Investment Class	370,015,314	166,611,581	582,995,278	358,378,387	20,034,809	52,445,693
Personal Investment Class	156,013,403	98,912,213	131,874,250	48,699,186	6,194,835	4,780,742
Cash Management Class	744,216,093	451,188,493	6,226,590,397	634,987,305	31,550,870	107,924,959
Reserve Class	175,810,710	16,254,236	106,227,708	289,167,499	1,295,677	32,803,792
Resource Class	68,802,250	27,010,682	328,382,298	144,335,596	5,190,582	8,295,316
Corporate Class	1,496,434,296	68,521,680	2,837,051,350	835,534,318	10,018	31,449,866
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$55,614,075	$5,765,674	$19,073,402	$8,507,519	$772,654	$1,239,379

Expenses:
Advisory fees	31,585,694	4,495,016	26,103,848	6,485,374	1,277,720	1,809,100
Administrative services fees	1,111,714	569,568	1,002,077	674,561	237,626	209,296
Custodian fees	675,176	110,129	548,950	309,411	32,612	24,648
Distribution fees:
Private Investment Class	1,749,643	782,330	3,749,946	1,998,105	150,428	317,186
Personal Investment Class	816,359	744,568	983,344	202,952	30,730	23,041
Cash Management Class	802,809	409,245	6,127,355	930,633	26,255	94,956
Reserve Class	1,269,079	154,930	543,195	2,552,082	13,402	326,246
Resource Class	192,174	83,321	664,632	285,059	16,478	27,610
Corporate Class	510,269	57,229	739,439	188,930	1,252	11,239
Transfer agent fees	1,895,142	269,701	1,564,967	720,328	81,242	70,159
Trustees’ and officers’ fees and benefits	680,508	124,584	569,855	228,949	47,573	48,996
Other	885,873	266,900	743,349	548,702	161,427	166,405
Total expenses	42,174,440	8,067,521	43,340,957	15,125,086	2,076,745	3,128,882
Less: Fees waived	(10,849,500)	(4,764,642)	(27,791,120)	(8,079,925)	(1,546,401)	(2,338,304)
Net expenses	31,324,940	3,302,879	15,549,837	7,045,161	530,344	790,578
Net investment income	24,289,135	2,462,795	3,523,565	1,462,358	242,310	448,801

Realized and unrealized gain from:
Net realized gain from Investment securities	215,041	53,938	91,160	3,505	11,183	394
Net increase in net assets resulting from operations	$24,504,176	$2,516,733	$3,614,725	$1,465,863	$253,493	$449,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the years ended August 31, 2013 and 2012

	Liquid Assets Portfolio		STIC Prime Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$24,289,135	$25,157,094	$2,462,795	$2,123,775
Net realized gain (loss)	215,041	(293,864)	53,938	294,493
Net increase in net assets resulting from operations	24,504,176	24,863,230	2,516,733	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(21,918,580)	(22,653,197)	(1,451,843)	(1,970,544)
Private Investment Class	(70,203)	(91,059)	(84,504)	(159,676)
Personal Investment Class	(21,838)	(20,510)	(55,281)	(56,186)
Cash Management Class	(409,336)	(549,401)	(233,107)	(298,814)
Reserve Class	(25,476)	(20,900)	(8,350)	(5,540)
Resource Class	(19,237)	(32,103)	(24,454)	(22,143)
Corporate Class	(1,722,822)	(1,891,596)	(136,017)	(75,876)
Total distributions from net investment income	(24,187,492)	(25,258,766)	(1,993,556)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	2,629,835,972	811,900,804	(325,501,333)	445,421,945
Private Investment Class	(2,391,762)	(129,163,894)	6,780,235	(107,860,105)
Personal Investment Class	53,394,290	(5,049,935)	26,547,642	(12,026,107)
Cash Management Class	(41,391,219)	(781,536,081)	92,814,318	(93,221,563)
Reserve Class	78,585,760	6,998,794	(137,115)	9,601,823
Resource Class	(72,249,334)	(35,990,962)	(27,421,643)	25,248,010
Corporate Class	(440,549,241)	78,500,235	(28,118,507)	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	2,205,234,466	(54,341,039)	(255,036,403)	261,190,619
Net increase (decrease) in net assets	2,205,551,150	(54,736,575)	(254,513,226)	261,020,108

Net assets:
Beginning of year	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of year*	$21,693,594,369	$19,488,043,219	$2,841,018,836	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,855	$2,367,212	$1,134,859	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Treasury Portfolio		Government & Agency Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$3,523,565	$3,238,690	$1,462,358	$1,738,760
Net realized gain	91,160	50,407	3,505	27,193
Net increase in net assets resulting from operations	3,614,725	3,289,097	1,465,863	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(1,544,193)	(1,086,755)	(980,573)	(1,033,531)
Private Investment Class	(150,556)	(155,889)	(80,213)	(91,310)
Personal Investment Class	(26,315)	(32,903)	(5,433)	(2,868)
Cash Management Class	(1,230,057)	(1,375,936)	(189,876)	(300,323)
Reserve Class	(10,903)	(16,233)	(51,231)	(45,177)
Resource Class	(66,710)	(56,850)	(28,610)	(45,960)
Corporate Class	(494,831)	(514,124)	(126,422)	(219,591)
Total distributions from net investment income	(3,523,565)	(3,238,690)	(1,462,358)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions–net:
Institutional Class	407,062,365	1,834,112,962	667,341,526	(1,883,220,830)
Private Investment Class	(225,028,325)	(36,853,689)	(23,579,784)	(167,828,533)
Personal Investment Class	5,043,390	(58,382,432)	35,144,911	(1,134,450)
Cash Management Class	1,297,688,447	(1,449,829,654)	(38,517,720)	(1,000,924,066)
Reserve Class	81,040,702	(123,454,493)	24,882,972	193,913,087
Resource Class	52,057,764	(17,144,597)	(6,562,776)	(121,226,628)
Corporate Class	834,384,980	146,476,752	330,553,912	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	2,452,249,323	294,924,849	989,263,041	(3,819,655,830)
Net increase (decrease) in net assets	2,451,716,032	294,040,227	988,774,120	(3,819,803,659)

Net assets:
Beginning of year	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of year*	$17,634,952,292	$15,183,236,260	$6,750,634,552	$5,761,860,432
* Includes accumulated undistributed net investment income	$131,184	$664,475	$133,789	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$242,310	$163,684	$448,801	$474,942
Net realized gain	11,183	13,675	394	—
Net increase in net assets resulting from operations	253,493	177,359	449,195	474,942

Distributions to shareholders from net investment income:
Institutional Class	(222,382)	(143,288)	(309,956)	(313,662)
Private Investment Class	(7,591)	(7,051)	(35,465)	(49,272)
Personal Investment Class	(1,060)	(941)	(1,620)	(2,080)
Cash Management Class	(7,170)	(6,788)	(52,352)	(62,337)
Reserve Class	(352)	(417)	(17,740)	(14,456)
Resource Class	(2,079)	(2,984)	(8,146)	(12,162)
Corporate Class	(1,676)	(2,215)	(23,522)	(20,973)
Total distributions from net investment income	(242,310)	(163,684)	(448,801)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions–net:
Institutional Class	312,726,590	55,882,200	20,867,865	(6,724,666)
Private Investment Class	(18,411,857)	(9,209,433)	(43,381,875)	(3,000,673)
Personal Investment Class	1,649,254	(255,316)	2,034,576	(1,467,962)
Cash Management Class	(1,895,459)	(5,916,215)	31,418,445	(29,853,031)
Reserve Class	(53,450)	477,453	7,448,266	7,073,577
Resource Class	(6,726,597)	(5,164,314)	(20,059,037)	3,754,782
Corporate Class	4	(50,832,006)	4,129,646	(634,156)
Net increase (decrease) in net assets resulting from share transactions	287,288,485	(15,017,631)	2,457,886	(30,852,129)
Net increase (decrease) in net assets	287,299,668	(15,051,952)	2,458,280	(30,852,129)

Net assets:
Beginning of year	521,557,916	536,609,868	751,409,617	782,261,746
End of year*	$808,857,584	$521,557,916	$753,867,897	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)
Notes to Financial Statements

August 31, 2013

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013.

45                         Short-Term Investments Trust

For the year ended August 31, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$7,336,942	$—
STIC Prime Portfolio	2,102,764	528,107
Treasury Portfolio	6,161,478	8,862,115
Government & Agency Portfolio	—	2,008,252
Government TaxAdvantage Portfolio	572,887	734,974
Tax-Free Cash Reserve Portfolio	369,053	1,168,987

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$687,674	$487,359	$32,497	$977,153	$84,780	N/A
STIC Prime Portfolio	448,956	533,846	277,603	132,776	60,740	$49,712
Treasury Portfolio	2,246,564	720,587	4,876,106	472,352	530,220	730,483
Government & Agency Portfolio	1,183,354	148,208	710,621	2,209,966	222,054	169,199
Government TaxAdvantage Portfolio	75,212	22,535	21,003	11,659	13,182	1,252
Tax-Free Cash Reserve Portfolio	158,587	16,896	75,964	283,829	22,087	11,239

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

46                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$699,857	$217,696	$160,562	$164,980	N/A	N/A
STIC Prime Portfolio	312,932	198,552	81,849	20,141	$16,664	N/A
Treasury Portfolio	1,499,978	262,225	1,225,471	70,615	132,926	N/A
Government & Agency Portfolio	799,242	54,120	186,127	331,770	57,012	N/A
Government TaxAdvantage Portfolio	75,214	8,194	5,251	1,743	3,295	N/A
Tax-Free Cash Reserve Portfolio	158,593	6,144	18,991	42,412	5,522	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$1,055,592,660	$1,161,210,418	$—
STIC Prime Portfolio	227,597,160	285,178,672	—
Tax-Free Cash Reserve Portfolio	1,278,615,824	1,163,901,128	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

47                         Short-Term Investments Trust

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2013 and 2012:

	2013	2012
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$24,187,492	$25,258,766
STIC Prime Portfolio	1,993,556	2,588,779
Treasury Portfolio	4,148,016	4,173,719
Government & Agency Portfolio	1,954,784	1,913,782
Government TaxAdvantage Portfolio	242,310	211,680
Tax-Free Cash Reserve Portfolio	448,801	474,942

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,310,796	$(3,841,941)	$(151,645)	$21,691,277,159	$21,693,594,369
STIC Prime Portfolio	2,342,345	(1,153,548)	—	2,839,830,039	2,841,018,836
Treasury Portfolio	2,278,676	(2,147,492)	—	17,634,821,108	17,634,952,292
Government & Agency Portfolio	1,143,514	(1,009,725)	—	6,750,500,763	6,750,634,552
Government TaxAdvantage Portfolio	152,436	(129,993)	—	808,835,141	808,857,584
Tax-Free Cash Reserve Portfolio	362,850	(413,052)	(78,178)	753,996,277	753,867,897

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$215,041
Tax-Free Cash Reserve Portfolio	394

The Funds have a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2013. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$294,493	$(294,493)	$—
Treasury Portfolio	(533,291)	533,291	—
Government & Agency Portfolio	(488,921)	488,921	—

48                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	159,299,902,193	$159,299,902,193	89,348,642,488	$89,348,642,488
Private Investment Class	1,949,199,266	1,949,199,266	1,457,491,082	1,457,491,082
Personal Investment Class	480,171,522	480,171,522	394,000,581	394,000,581
Cash Management Class	4,626,088,763	4,626,088,763	4,943,022,425	4,943,022,425
Reserve Class	1,070,630,153	1,070,630,153	798,059,349	798,059,349
Resource Class	370,992,270	370,992,270	949,447,727	949,447,727
Corporate Class	14,158,171,832	14,158,171,832	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	8,129,150	8,129,150	7,977,164	7,977,164
Private Investment Class	21,780	21,780	28,241	28,241
Personal Investment Class	17,072	17,072	16,939	16,939
Cash Management Class	207,523	207,523	243,762	243,762
Reserve Class	24,034	24,034	20,656	20,656
Resource Class	19,468	19,468	31,545	31,545
Corporate Class	950,291	950,291	652,399	652,399

Reacquired:
Institutional Class	(156,678,195,371)	(156,678,195,371)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(1,951,612,808)	(1,951,612,808)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(426,794,304)	(426,794,304)	(399,067,455)	(399,067,455)
Cash Management	(4,667,687,505)	(4,667,687,505)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(992,068,427)	(992,068,427)	(791,081,211)	(791,081,211)
Resource Class	(443,261,072)	(443,261,072)	(985,470,234)	(985,470,234)
Corporate Class	(14,599,671,364)	(14,599,671,364)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	2,205,234,466	$2,205,234,466	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,427,185,800	$6,427,185,800	8,818,749,285	$8,818,749,285
Private Investment Class	1,138,175,843	1,138,175,843	1,646,112,321	1,646,112,321
Personal Investment Class	2,045,639,772	2,045,639,772	2,023,470,801	2,023,470,801
Cash Management Class	2,764,492,641	2,764,492,641	2,918,490,012	2,918,490,012
Reserve Class	55,993,607	55,993,607	59,987,205	59,987,205
Resource Class	163,545,333	163,545,333	120,292,226	120,292,226
Corporate Class	1,518,711,668	1,518,711,668	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	416,999	416,999	522,849	522,849
Private Investment Class	37,090	37,090	90,389	90,389
Personal Investment Class	38,862	38,862	44,770	44,770
Cash Management Class	72,029	72,029	157,787	157,787
Reserve Class	8,173	8,173	4,815	4,815
Resource Class	22,461	22,461	18,083	18,083
Corporate Class	120,286	120,286	73,178	73,178

Reacquired:
Institutional Class	(6,753,104,132)	(6,753,104,132)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(1,131,432,698)	(1,131,432,698)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(2,019,130,992)	(2,019,130,992)	(2,035,541,678)	(2,035,541,678)
Cash Management	(2,671,750,352)	(2,671,750,352)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(56,138,895)	(56,138,895)	(50,390,197)	(50,390,197)
Resource Class	(190,989,437)	(190,989,437)	(95,062,299)	(95,062,299)
Corporate Class	(1,546,950,461)	(1,546,950,461)	(962,480,637)	(962,480,637)
Net increase (decrease) in share activity	(255,036,403)	$(255,036,403)	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	26,055,460,755	$26,055,460,755	25,684,885,613	$25,684,885,613
Private Investment Class	2,641,592,556	2,641,592,556	6,307,904,112	6,307,904,112
Personal Investment Class	1,071,616,816	1,071,616,816	1,107,149,443	1,107,149,443
Cash Management Class	34,271,725,690	34,271,725,690	36,590,448,616	36,590,448,616
Reserve Class	281,164,270	281,164,270	550,118,652	550,118,652
Resource Class	347,900,466	347,900,466	438,220,116	438,220,116
Corporate Class	17,590,650,977	17,590,650,977	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	1,179,560	1,179,560	692,335	692,335
Private Investment Class	53,397	53,397	45,128	45,128
Personal Investment Class	30,289	30,289	41,597	41,597
Cash Management Class	122,133	122,133	199,968	199,968
Reserve Class	9,165	9,165	21,779	21,779
Resource Class	28,138	28,138	30,503	30,503
Corporate Class	199,623	199,623	281,122	281,122

Reacquired:
Institutional Class	(25,649,577,950)	(25,649,577,950)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(2,866,674,278)	(2,866,674,278)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(1,066,603,715)	(1,066,603,715)	(1,165,573,472)	(1,165,573,472)
Cash Management	(32,974,159,376)	(32,974,159,376)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(200,132,733)	(200,132,733)	(673,594,924)	(673,594,924)
Resource Class	(295,870,840)	(295,870,840)	(455,395,216)	(455,395,216)
Corporate Class	(16,756,465,620)	(16,756,465,620)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	2,452,249,323	$2,452,249,323	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	46,220,360,964	$46,220,360,964	50,116,831,608	$50,116,831,608
Private Investment Class	1,502,277,595	1,502,277,595	1,978,700,678	1,978,700,678
Personal Investment Class	139,783,039	139,783,039	101,374,961	101,374,961
Cash Management Class	10,691,710,205	10,691,710,205	11,662,178,713	11,662,178,713
Reserve Class	619,154,214	619,154,214	638,520,807	638,520,807
Resource Class	1,092,349,252	1,092,349,252	1,474,848,113	1,474,848,113
Corporate Class	5,307,227,949	5,307,227,949	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	550,215	550,215	624,554	624,554
Private Investment Class	25,979	25,979	17,647	17,647
Personal Investment Class	99	99	109	109
Cash Management Class	137,001	137,001	125,442	125,442
Reserve Class	36,484	36,484	16,199	16,199
Resource Class	25,432	25,432	31,833	31,833
Corporate Class	67,865	67,865	103,232	103,232

Reacquired:
Institutional Class	(45,553,569,653)	(45,553,569,653)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(1,525,883,358)	(1,525,883,358)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(104,638,227)	(104,638,227)	(102,509,520)	(102,509,520)
Cash Management	(10,730,364,926)	(10,730,364,926)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(594,307,726)	(594,307,726)	(444,623,919)	(444,623,919)
Resource Class	(1,098,937,460)	(1,098,937,460)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(4,976,741,902)	(4,976,741,902)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	989,263,041	$989,263,041	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,845,348,294	$3,845,348,294	3,731,626,851	$3,731,626,851
Private Investment Class	191,682,602	191,682,602	253,690,624	253,690,624
Personal Investment Class	14,523,876	14,523,876	10,327,891	10,327,891
Cash Management Class	84,031,947	84,031,947	43,621,575	43,621,575
Reserve Class	816,640	816,640	3,860,999	3,860,999
Resource Class	2,973,005	2,973,005	17,935,727	17,935,727
Corporate Class	80,000,000	80,000,000	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	193,790	193,790	147,439	147,439
Private Investment Class	3,966	3,966	4,337	4,337
Cash Management Class	6,954	6,954	10,599	10,599
Reserve Class	347	347	645	645
Resource Class	2,056	2,056	3,478	3,478
Corporate Class	4	4	2,178	2,178

Reacquired:
Institutional Class	(3,532,815,494)	(3,532,815,494)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(210,098,425)	(210,098,425)	(262,904,394)	(262,904,394)
Personal Investment Class	(12,874,622)	(12,874,622)	(10,583,207)	(10,583,207)
Cash Management	(85,934,360)	(85,934,360)	(49,548,389)	(49,548,389)
Reserve Class	(870,437)	(870,437)	(3,384,191)	(3,384,191)
Resource Class	(9,701,658)	(9,701,658)	(23,103,519)	(23,103,519)
Corporate Class	(80,000,000)	(80,000,000)	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	287,288,485	$287,288,485	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,566,703,950	$1,566,703,950	1,171,103,042	$1,171,103,042
Private Investment Class	140,182,581	140,182,581	235,527,922	235,527,922
Personal Investment Class	7,300,308	7,300,308	5,675,300	5,675,300
Cash Management Class	181,848,030	181,848,030	338,249,957	338,249,957
Reserve Class	74,098,247	74,098,247	83,892,175	83,892,175
Resource Class	33,461,520	33,461,520	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	73,809	73,809	62,811	62,811
Private Investment Class	30,044	30,044	29,076	29,076
Personal Investment Class	741	741	822	822
Cash Management Class	31,879	31,879	46,142	46,142
Reserve Class	17,444	17,444	14,273	14,273
Resource Class	8,151	8,151	10,887	10,887
Corporate Class	16,263	16,263	20,706	20,706

Reacquired:
Institutional Class	(1,545,909,894)	(1,545,909,894)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(183,594,500)	(183,594,500)	(238,557,671)	(238,557,671)
Personal Investment Class	(5,266,473)	(5,266,473)	(7,144,084)	(7,144,084)
Cash Management	(150,461,464)	(150,461,464)	(368,149,130)	(368,149,130)
Reserve Class	(66,667,425)	(66,667,425)	(76,832,871)	(76,832,871)
Resource Class	(53,528,708)	(53,528,708)	(39,094,880)	(39,094,880)
Corporate Class	(75,915,191)	(75,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	2,457,886	$2,457,886	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.12%	$18,681,986	0.14	%(c)	0.17	%(c)	0.12	%(c)
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
STIC Prime Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10	(c)	0.19	(c)	0.09	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Treasury Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09	(c)	0.18	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Government & Agency Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11	(c)	0.14	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Government TaxAdvantage Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06	(c)	0.20	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Tax-Free Cash Reserve Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10	(c)	0.30	(c)	0.06	(c)
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06
Year ended 08/31/10	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $17,871,651, 2,083,774, 7,542,677, 4,100,555, 828,529 and 534,194 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 25, 2013

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.50	$0.71	$1,024.50	$0.71	0.14%
STIC Prime Portfolio	1,000.00	1,000.20	0.60	1,024.60	0.61	0.12
Treasury Portfolio	1,000.00	1,000.10	0.31	1,024.90	0.31	0.06
Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.75	0.46	0.09
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.20	1,025.00	0.20	0.04
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.45	1,024.75	0.46	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2013, through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the

Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, above the Index for the three year period and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first

58 Short-Term Investments Trust

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Government TaxAdvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was

59 Short-Term Investments Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the rate for the other mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate for the other domestic mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government TaxAdvantage Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

60 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2013:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.17%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.01%	0.00%
Treasury Portfolio	0.00%	0.00%	49.41%	0.00%
Government & Agency Portfolio	0.00%	0.00%	1.73%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	17.33%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	91,161	100%
Government & Agency Portfolio	3,505	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			117	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			117	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	130	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex because he and his firm currently provide legal services as legal counsel to such Funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	117	ACE Limited (insurance company); Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	130	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	117	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	117	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			117	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			117	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	117	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	117	None
Larry Soll — 1942 Trustee	2003	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	117	None
Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	130	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	117	None
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Vice President	1989

Head of Invesco’s World Wide Fixed Income and Cash Management Group; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, Invesco Funds (Chicago), and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-1 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2013

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
61	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2013. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Policy concerns continued to dominate the macroeconomic landscape during the 12 months covered by this report.

The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, committing to keep interest rates at this level at least until unemployment falls to

6.5% and long-term inflation expectations do not rise above 2.5%.1 In December 2012, the Fed ended Operation Twist, which had lifted short-term interest rates, and began a third round of quantitative easing, which included $85 billion1 monthly purchases of Treasuries and mortgage-backed securities. This effort, which aimed to keep long-term interest rates low, also meant that money market funds continued to operate in an ultra-low interest rate environment.

In late 2012 and early 2013, attention turned to fiscal policy and concern over the “fiscal cliff” - economic developments that, if not addressed, could have had dire effects on the US economy. A last-minute package of $650 billion2 in combined tax increases and spending cuts, the American Taxpayer Relief Act of 2012, averted the fiscal cliff and its potential drag on the US economy. It also contributed to some of the best news to come out of Washington of late, a lower-than-expected federal deficit. At $642 billion, the 2013 federal deficit would be the smallest deficit since 2008 – an impressive 41% lower than the 2012 figure of $1.087 trillion.3 As a share of the economy, the 2013 deficit would represent 4.0% of gross domestic product, down significantly from 10.1% in 2009.3

Toward the end of the reporting period, uncertainty re-emerged as the Fed announced its intention to taper, or slow down, its asset purchases. This sparked concern about imminently rising interest rates.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco - one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield - in that order - to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

2  Source: Reuters

3  Source: Congressional Budget Office

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                          Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                          Short-Term Investments Trust

Fund data

  Personal Investment Class data as of 8/31/13

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	38 days	66 days	$156.0 million
STIC Prime	9 - 23 days	17 days	20 days	98.9 million
Treasury	27 - 50 days	41 days	41 days	131.8 million
Government & Agency	21 - 49 days	37 days	57 days	48.6 million
Government TaxAdvantage	23 - 48 days	44 days	48 days	6.1 million
Tax-Free Cash Reserve	17 - 29 days	29 days	29 days	4.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                          Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/13

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-4, 6-17	Treasury Portfolio 1, 7-11, 13, 14, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 16, 17
1 - 7	32.7%	43.8%	50.5%	55.0%	21.7%	87.9%
8 - 30	13.9	34.4	3.7	1.1	27.2	0.0
31 - 60	20.1	21.8	14.5	15.4	25.3	2.6
61 - 90	9.2	0.0	13.7	5.3	5.6	0.4
91 - 180	16.3	0.0	14.8	14.1	19.0	4.0
181+	7.8	0.0	2.8	9.1	1.2	5.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed, possibly negatively impacting its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

5                          Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.06%(a)
Asset-Backed Securities–Consumer Receivables–3.94%
Barton Capital LLC(b)(c)	0.21%	10/21/13	$60,000	$60,000,000
Bryant Park Funding LLC(b)	0.07%	09/03/13	50,000	49,999,805
Old Line Funding, LLC(b)	0.22%	11/01/13	50,000	49,981,360
Old Line Funding, LLC(b)	0.23%	10/15/13	44,700	44,687,434
Old Line Funding, LLC(b)	0.24%	11/15/13	100,000	99,950,000
Old Line Funding, LLC(b)	0.24%	01/15/14	88,000	87,920,213
Old Line Funding, LLC(b)	0.25%	10/09/13	50,000	49,986,806
Old Line Funding, LLC(b)	0.25%	10/21/13	40,000	39,986,111
Salisbury Receivables Co. LLC(b)	0.16%	10/08/13	44,000	43,992,764
Salisbury Receivables Co. LLC(b)	0.18%	09/17/13	50,000	49,996,000
Sheffield Receivables Corp.(b)	0.17%	10/07/13	50,000	49,991,500
Sheffield Receivables Corp.(b)	0.17%	10/16/13	54,000	53,988,525
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	44,000	43,997,800
Thunder Bay Funding, LLC(b)	0.20%	10/03/13	50,000	49,991,111
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	30,000	29,993,667
Thunder Bay Funding, LLC(b)	0.25%	10/21/13	50,000	49,982,639
				854,445,735

Asset-Backed Securities–Diversified Banks–2.74%
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,879,875
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,877,085
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,851,800
Collateralized Commercial Paper II Co., LLC(b)	0.30%	12/05/13	130,000	129,897,083
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,858,175
				595,364,018

Asset-Backed Securities–Fully Supported–1.82%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.23%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	11/21/13	20,000	19,989,650
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	02/13/14	50,000	49,947,292
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	11/20/13	38,000	37,979,733
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	01/10/14	71,000	70,937,993
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.25%	11/13/13	180,000	180,000,000
				393,854,668

Asset-Backed Securities–Fully Supported Bank–5.29%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/11/13	50,000	49,998,056
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/24/13	55,900	55,895,000
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/26/13	37,200	37,196,383
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/03/13	100,000	99,998,945
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/17/13	70,000	69,994,089
Concord Minutemen Capital Co., LLC;–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	150,000	149,998,083
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.22%	09/19/13	75,000	74,991,750
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/10/13	75,000	74,995,688
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	09/23/13	40,000	39,995,600
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.19%	11/05/13	100,000	99,965,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	$25,000	$24,999,681
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/17/13	25,000	24,997,444
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.22%	10/21/13	20,000	19,993,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/09/13	100,000	99,994,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/12/13	50,000	49,996,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(d)	0.16%	09/16/13	40,000	39,997,333
Matchpoint Master Trust (CEP–BNP Paribas)(b)(d)	0.20%	09/12/13	50,000	49,996,944
Victory Receivables Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	10/02/13	65,000	64,989,925
Working Capital Management L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.18%	10/02/13	20,000	19,996,900
				1,147,992,779

Asset-Backed Securities–Multi-Purpose–8.64%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	53,000	52,994,700
Chariot Funding, LLC(b)	0.24%	11/07/13	50,000	49,977,667
Chariot Funding, LLC(b)	0.24%	11/08/13	90,000	89,959,200
Chariot Funding, LLC(b)	0.24%	12/05/13	50,000	49,968,333
Chariot Funding, LLC(b)	0.24%	12/17/13	100,000	99,928,667
Chariot Funding, LLC(b)	0.24%	01/06/14	50,000	49,957,667
Chariot Funding, LLC(b)	0.24%	01/16/14	50,000	49,954,333
Chariot Funding, LLC(b)	0.25%	10/16/13	50,000	49,984,375
Chariot Funding, LLC(b)	0.25%	11/01/13	50,000	49,978,819
Chariot Funding, LLC(b)	0.27%	09/04/13	50,000	49,998,875
CHARTA, LLC(b)	0.15%	10/03/13	48,000	47,993,600
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	50,000	49,989,917
Jupiter Securitization Co. LLC(b)	0.23%	09/18/13	50,000	49,994,569
Jupiter Securitization Co. LLC(b)	0.24%	11/26/13	50,000	49,971,333
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	30,000	29,981,000
Jupiter Securitization Co. LLC(b)	0.24%	02/05/14	50,000	49,947,667
Jupiter Securitization Co. LLC(b)	0.24%	02/25/14	50,000	49,941,000
Jupiter Securitization Co. LLC(b)	0.27%	09/03/13	75,000	74,998,875
Jupiter Securitization Co. LLC(b)	0.27%	09/04/13	50,000	49,998,875
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	22,500	22,468,125
Mont Blanc Capital Corp.(b)(d)	0.21%	11/08/13	25,000	24,990,083
Mont Blanc Capital Corp.(b)(d)	0.26%	09/09/13	54,730	54,726,838
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/10/13	45,000	44,998,088
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/16/13	50,000	49,996,458
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	10/08/13	100,000	99,982,528
Regency Markets No. 1 LLC(b)(d)	0.14%	09/05/13	86,809	86,807,650
Regency Markets No. 1 LLC(b)(d)	0.15%	09/13/13	50,000	49,997,500
Regency Markets No. 1 LLC(b)(d)	0.15%	09/16/13	50,000	49,996,875
Regency Markets No. 1 LLC(b)(d)	0.15%	09/20/13	220,000	219,982,583
Scaldis Capital Ltd./LLC(b)(d)	0.17%	09/17/13	25,000	24,998,111
Scaldis Capital Ltd./LLC(b)(d)	0.22%	09/03/13	100,000	99,998,778
				1,874,463,089

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding, LLC(b)	0.13%	09/20/13	25,003	25,001,285
Market Street Funding, LLC(b)	0.15%	10/03/13	43,550	43,544,193
Market Street Funding, LLC(b)	0.16%	09/30/13	62,572	62,563,935
Market Street Funding, LLC(b)	0.17%	10/01/13	53,132	53,124,473
				184,233,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–0.97%
Toyota Motor Credit Corp.(d)	0.25%	09/04/13	$150,000	$149,996,875
Toyota Motor Credit Corp.(d)	0.27%	01/03/14	60,000	59,944,200
				209,941,075

Diversified Banks–16.43%
Barclays Bank PLC(b)(d)	0.52%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.24%	09/03/13	150,000	149,998,000
BNZ International Funding Ltd.(b)(d)	0.19%	09/13/13	96,000	95,993,920
BNZ International Funding Ltd.(b)(d)	0.20%	10/11/13	74,750	74,733,389
DBS Bank Ltd.(b)(d)	0.26%	09/10/13	50,000	49,996,812
DBS Bank Ltd.(b)(d)	0.26%	09/12/13	100,000	99,992,208
DBS Bank Ltd.(b)(d)	0.26%	09/13/13	80,000	79,993,200
DBS Bank Ltd.(b)(d)	0.27%	10/04/13	110,000	109,972,775
Dexia Credit Local S.A.(d)	0.30%	11/12/13	50,000	49,970,000
Dexia Credit Local S.A.(d)	0.34%	12/12/13	75,000	74,927,750
Dexia Credit Local S.A.(d)	0.40%	02/12/14	65,000	64,881,555
Dexia Credit Local S.A.(d)	0.40%	02/14/14	41,000	40,924,378
Dexia Credit Local S.A.(d)	0.40%	02/14/14	140,000	139,741,778
ING (US) Funding LLC(d)	0.22%	11/01/13	60,000	59,978,142
ING (US) Funding LLC(d)	0.24%	09/23/13	60,000	59,991,383
Lloyds TSB Bank PLC(d)	0.14%	09/03/13	200,000	199,998,444
Lloyds TSB Bank PLC(d)	0.14%	09/06/13	50,000	49,999,028
Lloyds TSB Bank PLC(d)	0.14%	09/30/13	40,000	39,995,489
Mizuho Funding, LLC(b)(d)	0.17%	09/18/13	70,000	69,994,546
Mizuho Funding, LLC(b)(d)	0.21%	11/07/13	40,000	39,984,367
Mizuho Funding, LLC(b)(d)	0.23%	12/03/13	50,000	49,970,937
Mizuho Funding, LLC(b)(d)	0.25%	01/06/14	50,000	49,955,903
Mizuho Funding, LLC(b)(d)	0.25%	01/08/14	100,000	99,910,417
National Australia Funding Delaware Inc.(b)(d)	0.14%	11/05/13	140,000	139,964,611
National Australia Funding Delaware Inc.(b)(d)	0.15%	10/25/13	100,000	99,977,500
National Australia Funding Delaware Inc.(b)(d)	0.15%	11/12/13	100,000	99,971,000
National Australia Funding Delaware Inc.(b)(d)	0.17%	09/12/13	50,000	49,997,403
National Australia Funding Delaware Inc.(b)(d)	0.17%	10/07/13	100,000	99,983,000
Natixis US Finance Co., LLC(d)	0.13%	09/05/13	50,000	49,999,278
Oversea–Chinese Banking Corp. Ltd.(d)	0.18%	09/18/13	50,000	49,995,750
Oversea–Chinese Banking Corp. Ltd.(d)	0.20%	09/03/13	100,000	99,998,889
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Societe Generale North America, Inc.(d)	0.12%	09/11/13	100,000	99,996,805
Societe Generale North America, Inc.(d)	0.10%	09/05/13	75,000	74,999,208
Societe Generale North America, Inc.(d)	0.13%	09/05/13	180,000	179,997,500
Societe Generale North America, Inc.(d)	0.22%	09/17/13	50,000	49,995,111
Societe Generale North America, Inc.(d)	0.23%	09/10/13	60,000	59,996,625
Standard Chartered Bank(b)(d)	0.13%	09/04/13	130,000	129,998,592
Standard Chartered Bank(b)(d)	0.21%	10/04/13	58,000	57,988,835
Standard Chartered Bank(b)(d)	0.21%	10/07/13	110,000	109,976,900
Standard Chartered Bank(b)(d)	0.22%	09/13/13	100,000	99,992,667
				3,563,734,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–0.19%
Reckitt Benckiser Treasury Services PLC(b)(d)	0.08%	09/17/13	$17,000	$16,999,395
Reckitt Benckiser Treasury Services PLC(b)(d)	0.50%	02/11/14	25,000	24,943,403
				41,942,798

Other Diversified Financial Services–1.06%
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,953,433
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,952,700
General Electric Capital Corp.	0.23%	11/01/13	75,000	74,970,771
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,965,340
				229,842,244

Regional Banks–4.50%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	09/27/13	85,715	85,704,476
Banque et Caisse d’Epargne de l’Etat(d)	0.14%	09/17/13	50,000	49,996,889
Banque et Caisse d’Epargne de l’Etat(d)	0.17%	10/15/13	50,000	49,989,611
Commonwealth Bank of Australia(b)(d)	0.16%	11/25/13	50,000	49,981,701
Commonwealth Bank of Australia(b)(d)	0.17%	09/03/13	60,000	59,999,450
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.15%	09/11/13	50,000	49,997,917
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.16%	09/09/13	75,000	74,997,333
Macquarie Bank Ltd.(b)(d)	0.23%	11/18/13	40,000	39,980,067
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/03/13	250,000	249,951,111
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/07/13	100,000	99,978,000
Sumitomo Mitsui Banking Corp.(b)(d)	0.15%	10/01/13	35,000	34,995,625
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	10/17/13	80,000	79,977,511
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	01/24/14	50,000	49,949,653
				975,499,344

Soft Drinks–1.50%
Coca-Cola Co.(b)	0.15%	10/04/13	60,000	59,991,750
Coca-Cola Co.(b)	0.17%	09/10/13	100,000	99,995,750
Coca-Cola Co.(b)	0.19%	11/18/13	40,000	39,983,533
Coca-Cola Co.(b)	0.21%	02/04/14	50,000	49,954,500
Coca-Cola Co.(b)	0.21%	02/06/14	50,000	49,953,917
Coca-Cola Co.(b)	0.21%	02/07/14	25,000	24,976,813
				324,856,263

Specialized Finance–3.13%
Caisse de Depots et Consignations(b)(d)	0.15%	09/27/13	100,000	99,989,167
Caisse de Depots et Consignations(b)(d)	0.16%	09/16/13	70,000	69,995,333
Caisse de Depots et Consignations(b)(d)	0.20%	09/13/13	80,000	79,994,667
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	10/22/13	45,000	44,990,437
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	12/02/13	75,000	74,971,250
Kreditanstalt fur Wiederaufbau(b)(d)	0.16%	01/06/14	100,000	99,943,556
Kreditanstalt fur Wiederaufbau(b)(d)	0.24%	10/01/13	210,000	209,958,875
				679,843,285
Total Commercial Paper (Cost $11,076,013,279)				11,076,013,279

Certificates of Deposit–24.02%
Bank of Montreal(c)(d)	0.33%	08/12/14	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	110,000	110,000,000
Bank of Nova Scotia(d)	0.23%	10/03/13	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.31%	02/06/14	$60,000	$60,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.37%	09/11/14	100,000	100,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.04%	09/03/13	200,000	200,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/13	50,000	50,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.11%	09/04/13	150,000	150,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.16%	09/30/13	15,000	15,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(d)	0.25%	06/17/14	450,000	450,000,000
BNP Paribas(d)	0.24%	10/10/13	60,000	60,000,000
Canadian Imperial Bank of Commerce(d)	0.02%	09/03/13	226,389	226,389,378
Credit Agricole Corporate & Investment Bank(d)	0.16%	09/06/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(d)	0.22%	10/15/13	162,500	162,500,000
National Australia Bank Ltd.(d)	0.16%	10/28/13	100,000	100,000,000
Nationwide Building Society(d)	0.24%	12/09/13	120,000	119,919,217
Natixis(d)	0.10%	09/03/13	600,000	600,000,000
Natixis(c)(d)	0.31%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.16%	10/24/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.16%	10/28/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/08/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.17%	11/15/13	40,000	40,000,000
Nordea Bank Finland PLC(d)	0.17%	11/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	60,000	60,000,000
Norinchukin Bank (The)(d)	0.23%	10/07/13	30,000	30,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/21/14	185,000	185,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/29/14	33,000	33,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	30,000	30,000,000
Oversea–Chinese Banking Corp. Ltd.(d)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland(d)	0.26%	09/03/13	60,000	60,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/04/13	48,380	48,380,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	11/01/13	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.22%	10/18/13	134,000	134,000,000
Svenska Handelsbanken AB(d)	0.18%	09/11/13	36,000	36,000,000
Svenska Handelsbanken AB(d)	0.19%	10/18/13	115,540	115,540,000
Swedbank AB(d)	0.09%	09/03/13	10,000	10,000,000
Toronto–Dominion Bank(d)	0.20%	10/28/13	150,000	150,000,000
Toronto–Dominion Bank(d)	0.20%	01/14/14	100,000	100,000,000
Toronto–Dominion Bank(d)	0.21%	02/07/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	02/14/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto–Dominion Bank(d)	0.23%	10/28/13	60,000	60,000,000
Toronto–Dominion Bank(d)	0.25%	09/20/13	100,000	100,000,000
Total Certificates of Deposit (Cost $5,209,828,595)				5,209,828,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–8.32%(e)
Credit Enhanced–8.32%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$800	$800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/35	8,685	8,685,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,465	7,465,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.06%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/33	25,805	25,805,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/40	2,190	2,190,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	12/01/32	2,615	2,615,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	01/01/33	24,775	24,775,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	11/01/38	$4,335	$4,335,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	23,080	23,080,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.05%	07/01/24	11,395	11,395,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	10/01/32	4,710	4,710,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.06%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	03/01/30	40,360	40,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/34	4,510	4,510,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.06%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.05%	05/15/31	3,880	3,879,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/25	4,600	4,600,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.08%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(b)(f)	0.09%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.17%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.07%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	5,700	5,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	$3,970	$3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.06%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)	0.06%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/33	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	10/01/42	5,175	5,175,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.06%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.05%	07/01/41	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.18%	03/01/39	8,010	8,010,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	19,670	19,670,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/38	7,591	7,591,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/42	20,885	20,885,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.09%	11/15/39	$19,000	$19,000,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/01/33	12,800	12,800,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.05%	05/01/41	2,200	2,200,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.06%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(f)	0.08%	07/01/38	14,800	14,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/36	7,575	7,574,659
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	425	424,809
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.06%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank N.A.)(f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	04/01/32	10,210	10,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/36	$1,820	$1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,945	1,945,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.08%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.06%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.11%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.11%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.06%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.05%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,365	2,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	04/01/26	$4,215	$4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/40	1,150	1,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.12%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.11%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.06%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.13%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.06%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.08%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/15/22	4,625	4,625,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.07%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.08%	06/15/35	$5,350	$5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.04%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/38	3,345	3,345,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	08/01/40	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.18%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,805,093,379)				1,805,093,379

U.S. Treasury Securities–1.11%
U.S. Treasury Bills–1.11%(a)
U.S. Treasury Bills	0.05%	09/05/13	75,000	74,999,583
U.S. Treasury Bills	0.10%	12/26/13	165,000	164,946,834
Total U.S. Treasury Securities (Cost $239,946,417)				239,946,417

Other Bonds & Notes–6.01%
American Honda Finance Corp., Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,027,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada,
Sr. Unsec. Notes(b)(c)(d)	0.32%	09/04/14	$300,000	$300,000,000
Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(c)(d)	0.72%	11/01/13	75,000	75,060,418
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	09/19/14	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.32%	09/19/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.42%	09/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,305,088,092)				1,305,088,092
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.52% (Cost $19,635,969,762)				19,635,969,762

			Repurchase Amount
Repurchase Agreements–9.47%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.50%-7.75%, 09/10/13-03/26/42)(d)(h)	0.18%	—	—	50,000,000
Credit Suisse Securities (USA) LLC, Open Agreement dated 04/25/13, (collateralized by Mortgage-backed securities valued at $373,906,663; 0%-7.27%, 02/25/19-06/25/58)(d)(h)	0.58%	—	—	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	184,958,360	184,957,127
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	85,354,463	85,353,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $368,299,307 (collateralized by collateralized mortgage obligations, Asset-backed securities & other instruments valued at $403,719,652; 0%-11.95%, 12/15/13-05/25/52)(i)	0.48%	10/28/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $305,157,160 (collateralized by collateralized mortgage obligations, asset-backed securities & other instruments valued at $334,308,009; 0%-11.95%, 11/01/13-08/15/56)	0.53%	10/04/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 08/07/13, aggregate maturing value of $200,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.00%-3.50%, 10/01/26-06/01/28)(i)	0.07%	09/04/13	100,005,445	100,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 01/02/14-06/15/45)(d)(i)	0.22%	09/04/13	50,008,556	50,000,000
RBC Capital Markets Corp., Term agreement dated 08/26/13, maturing value of $300,053,667 (collateralized by Corporate obligations valued at $315,000,000; 0%-9.82%, 09/13/13-11/15/46)(d)(i)	0.23%	09/23/13	300,053,667	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	225,001,250	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	46,946,909	46,946,596
Total Repurchase Agreements (Cost $2,055,257,712)				2,055,257,712
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,691,227,474)				21,691,227,474
OTHER ASSETS LESS LIABILITIES–0.01%				2,366,895
NET ASSETS–100.00%				$21,693,594,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short–Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $9,354,818,587, which represented 43.12% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Japan: 11.9%; Canada: 11.4%; France: 10.2%; Australia: 5.3%; other countries less than 5% each: 16.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–60.96%(a)
Asset-Backed Securities–Consumer Receivables–2.29%
Salisbury Receivables, LLC(b)	0.16%	10/07/13	$25,000	$24,996,000
Sheffield Receivables Corp.(b)	0.16%	10/03/13	40,000	39,994,311
				64,990,311

Asset-Backed Securities–Fully Supported–1.23%
Kells Funding, LLC (CEP–Federal Republic of Germany)(b)(c)	0.16%	09/19/13	35,000	34,997,200

Asset-Backed Securities–Fully Supported Bank–18.37%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	100,000	99,998,833
Cancara Asset Securitisaton, LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.19%	10/22/13	90,000	89,975,775
Gemini Securitization Corp., LLC (CEP–Deutsche Bank)(b)(c)	0.15%	09/12/13	75,000	74,996,563
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	90,000	89,983,350
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/15/13	50,000	49,986,555
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	15,000	14,999,233
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.16%	09/09/13	47,000	46,998,329
Newport Funding Corp. (CEP–Deutsche Bank)(b)(c)	0.16%	09/23/13	55,000	54,994,622
				521,933,260

Asset-Backed Securities–Multi-Purpose–12.88%
Atlantic Asset Securitization, LLC(b)	0.21%	02/19/14	58,000	58,000,000
CAFCO, LLC(b)	0.15%	09/19/13	35,000	34,997,375
CAFCO, LLC(b)	0.15%	10/01/13	55,000	54,993,125
CRC Funding, LLC(b)	0.15%	10/02/13	50,000	49,993,542
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/11/13	32,922	32,916,879
Regency Markets No. 1, LLC(b)(c)	0.15%	09/16/13	25,000	24,998,437
Regency Markets No. 1, LLC(b)(c)	0.15%	09/20/13	80,000	79,993,667
Scaldis Capital, Ltd.(b)(c)	0.15%	09/30/13	30,000	29,996,375
				365,889,400

Asset-Backed Securities–Trade Receivables–3.52%
Market Street Funding, LLC(b)	0.16%	09/24/13	50,000	49,994,889
Market Street Funding, LLC(b)	0.14%	09/25/13	30,000	29,997,200
Market Street Funding, LLC(b)	0.15%	10/09/13	20,007	20,003,832
				99,995,921

Consumer Finance–2.94%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	33,500	33,497,301
Toyota Motor Credit Corp.(c)	0.08%	09/20/13	50,000	49,997,888
				83,495,189

Diversified Banks–5.63%
Credit Agricole North America, Inc.(c)	0.13%	09/04/13	25,000	24,999,729
Lloyds TSB Bank PLC(c)	0.14%	09/03/13	25,000	24,999,806
Oversea–Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	50,000	49,996,750
Societe Generale North America, Inc.(c)	0.13%	09/05/13	30,000	29,999,583
Societe Generale North America, Inc.(c)	0.12%	09/11/13	30,000	29,999,042
				159,994,910

Industrial Conglomerates–1.76%
General Electric Capital Co.	0.06%	09/03/13	50,000	49,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–4.05%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	$70,000	$69,999,300
MetLife Short Term Funding, LLC(b)	0.12%	09/13/13	45,000	44,998,200
				114,997,500

Municipal Commercial Paper–2.26%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2005A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	34,981	34,981,000
Series 2008A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	29,330	29,330,000
				64,311,000

Regional Banks–1.81%
Banque et Caisse d’Epargne de L’Etat(c)	0.16%	09/06/13	26,435	26,434,413
Landesbank Hessen-Thuringen Girozentrale(b)(c)	0.15%	09/13/13	25,000	24,998,750
				51,433,163

Specialized Finance–4.22%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	20,000	19,998,667
Kreditanstalt Fur Wiederaufbau(b)(c)	0.11%	09/13/13	100,000	99,996,333
				119,995,000
Total Commercial Paper (Cost $1,732,032,687)				1,732,032,687

Certificates of Deposit–14.08%
Bank of Montreal(c)	0.10%	09/20/13	40,000	40,000,000
Bank of Montreal(c)	0.12%	09/20/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.12%	09/03/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	100,000	100,000,000
Mizuho Corporate Bank, Ltd.(c)	0.16%	09/03/13	25,000	25,000,000
Sumitomo Mitsui Banking Corp.(c)	0.10%	09/04/13	20,000	20,000,000
Swedbank AB(c)	0.09%	09/03/13	90,000	90,000,000
Total Certificates of Deposit (Cost $400,000,000)				400,000,000

Variable Rate Demand Notes–9.79%(e)
Credit Enhanced–9.79%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.06%	11/01/40	5,890	5,890,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.06%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity–Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.06%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.06%	12/01/28	5,655	5,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	03/01/30	$1,800	$1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.05%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.08%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.07%	01/01/18	5,600	5,600,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.06%	10/01/33	14,465	14,465,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	01/01/24	30,500	30,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.07%	04/01/32	1,845	1,845,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.10%	09/01/27	2,815	2,815,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/23	5,740	5,740,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.06%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/36	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	03/01/36	$5,900	$5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $278,164,000)				278,164,000

U.S. Government Sponsored Agency Securities–1.93%
Federal Home Loan Bank (FHLB)–1.93%
Unsec. Disc. Notes(a) (Cost $54,848,614)	0.04%	09/27/13	54,850	54,848,614

U.S. Treasury Bills–0.88%(a)
U.S. Treasury Bills (Cost $24,999,861)	0.05%	09/05/13	25,000	24,999,861
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.64% (Cost $2,490,045,162)				2,490,045,162

			Repurchase Amount
Repurchase Agreements–12.36%(f)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $45,023,188 (collateralized by Mortgage–backed securities & other instruments valued at $48,936,176; 0%-10.75%, 09/19/13-09/01/47)	0.53%	10/04/13	45,023,188	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,365,029; 0%-19.00%, 11/01/13-06/12/50)(g)	0.48%	10/28/13	55,044,733	55,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 06/01/15-06/15/45)(c)(g)	0.22%	09/04/13	50,008,556	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	201,096,554	201,095,213
Total Repurchase Agreements (Cost $351,095,213)				351,095,213
TOTAL INVESTMENTS(h)(i)–100.00% (Cost $2,841,140,375)				2,841,140,375
OTHER ASSETS LESS LIABILITIES–(0.00)%				(121,539)
NET ASSETS–100.00%				$2,841,018,836

Investment Abbreviations:

CEP	— Credit Enhancement Provider
Disc.	— Discounted
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation

IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding

RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,384,714,643, which represented 48.74% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.2%; Germany: 11.4%; Japan: 8.7%; France: 8.3%; Canada: 5.3%; other countries less than 5% each: 10.5%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bank, N.A.	7.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.94%
U.S. Treasury Bills–35.04%(a)
U.S. Treasury Bills	0.05%	09/05/13	$300,000	$299,998,500
U.S. Treasury Bills	0.06%	09/05/13	390,000	389,997,617
U.S. Treasury Bills	0.04%	09/12/13	300,000	299,996,792
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,996,000
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,985,778
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,984,889
U.S. Treasury Bills	0.05%	10/10/13	300,000	299,983,750
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,976,979
U.S. Treasury Bills	0.03%	10/17/13	300,000	299,988,117
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,961,986
U.S. Treasury Bills	0.04%	10/24/13	350,000	349,981,966
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,962,458
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,960,000
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,952,208
U.S. Treasury Bills	0.05%	11/21/13	350,000	349,959,528
U.S. Treasury Bills	0.04%	11/29/13	340,000	339,966,378
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,939,554
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,904,333
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,898,889
U.S. Treasury Bills	0.06%	02/27/14	100,000	99,972,156
U.S. Treasury Bills	0.07%	02/27/14	400,000	399,874,203
				6,179,242,081

U.S. Treasury Notes–16.90%
U.S. Treasury Notes	0.50%	10/15/13	300,000	300,163,421
U.S. Treasury Notes	0.25%	10/31/13	850,000	850,200,161
U.S. Treasury Notes	4.25%	11/15/13	600,000	605,126,868
U.S. Treasury Notes	0.25%	11/30/13	550,000	550,231,178
U.S. Treasury Notes	1.00%	01/15/14	450,000	451,528,889
U.S. Treasury Notes	1.75%	01/31/14	221,000	222,510,482
				2,979,760,999
Total U.S. Treasury Securities (Cost $9,159,003,080)				9,159,003,080
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $9,159,003,080)				9,159,003,080

			Repurchase Amount
Repurchase Agreements–48.01%(b)
Barclays Capital Inc., Agreement dated 08/30/13, maturing value of $595,002,644 (collateralized by U.S. Treasury obligations valued at $606,900,073; 0.75%-4.00%, 09/15/13-01/31/18)	0.04%	09/03/13	595,002,644	595,000,000
BMO Capital Markets Corp., Agreement dated 08/30/13, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.13%-10.63%, 08/31/13-02/15/43)	0.04%	09/03/13	400,001,778	400,000,000
BNP Paribas Securities Corp., Agreement dated 08/30/13, maturing value of $295,001,311 (collateralized by U.S. Treasury obligations valued at $300,900,064; 0%-3.13%, 01/09/14-05/15/21)	0.04%	09/03/13	295,001,311	295,000,000
BNP Paribas Securities Corp., Term agreement dated 07/30/13, maturing value of $500,035,000 (collateralized by U.S. Treasury obligations valued at $510,000,028; 0.13%-2.00%, 07/15/14-07/15/21)(c)	0.04%	10/01/13	500,035,000	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 07/15/13, maturing value of $500,063,889 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.63%-3.63%, 01/15/15-04/15/32)(c)	0.05%	10/15/13	$500,063,889	$500,000,000
CIBC World Markets Corp., Agreement dated 08/30/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,003,461; 0%, 10/10/13-10/17/13)	0.04%	09/03/13	100,000,444	100,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $350,001,556 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-4.38%, 01/15/14-05/15/40)	0.04%	09/03/13	350,001,556	350,000,000
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-8.75%, 11/15/13-02/15/43)c)	0.02%	09/04/13	500,001,944	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	750,003,333	750,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	630,002,800	630,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 07/15/13, maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,000,092; 0%, 08/15/16-02/15/41)	0.06%	09/13/13	250,025,000	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	257,868,178	257,866,745
Deutsche Bank Securities Inc., Term agreement dated 07/08/13, maturing value of $500,088,472 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.75%, 09/30/13-02/15/42)(c)	0.07%	10/07/13	500,088,472	500,000,000
HSBC Securities (USA) Inc., Agreement dated 08/30/13, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,005,412; 2.38%-6.38%, 07/31/17-11/15/40)	0.04%	09/03/13	250,001,111	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/27/13, maturing value of $600,002,333 (collateralized by U.S. Treasury obligations valued at $612,000,053; 0.13%-6.00%, 11/30/13-08/15/42)(c)	0.02%	09/03/13	600,002,333	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/30/13, maturing value of $189,933,069 (collateralized by U.S. Treasury obligations valued at $193,731,090; 0.25%-3.50%, 05/15/16-05/15/20)	0.03%	09/03/13	189,933,069	189,932,436
Morgan Stanley, Agreement dated 08/30/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,053; 0%-4.25%, 01/30/14-04/15/18)	0.04%	09/03/13	200,000,889	200,000,000
RBS Securities Inc., Agreement dated 08/30/13, maturing value of $300,001,333 (collateralized by U.S. Treasury obligations valued at $306,002,921; 0.13%-2.00%, 01/15/14-01/15/22)	0.04%	09/03/13	300,001,333	300,000,000
RBS Securities Inc., Term agreement dated 07/02/13, maturing value of $300,046,000 (collateralized by U.S. Treasury obligations valued at $306,001,996; 0.13%-1.25%, 04/15/14-01/15/23)(c)	0.06%	10/02/13	300,046,000	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	500,002,778	500,000,000
Wells Fargo Securities, LLC, Agreement dated 08/30/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,053,910; 0%-11.25%, 08/31/13-08/15/43)	0.04%	09/03/13	500,002,222	500,000,000
Total Repurchase Agreements (Cost $8,467,799,181)				8,467,799,181
TOTAL INVESTMENTS(d)–99.95% (Cost $17,626,802,261)				17,626,802,261
OTHER ASSETS LESS LIABILITIES–0.05%				8,150,031
NET ASSETS–100.00%				$17,634,952,292

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.14%
Federal Farm Credit Bank (FFCB)–2.96%
Unsec. Disc. Notes(a)	0.03%	09/04/13	$50,000	$49,999,875
Unsec. Disc. Notes(a)	0.10%	10/15/13	50,000	49,993,889
Unsec. Notes(b)	0.13%	01/14/14	75,000	74,997,143
Unsec. Notes(b)	0.18%	01/14/14	25,000	24,999,066
				199,989,973

Federal Home Loan Bank (FHLB)–31.93%
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,508
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,920
Unsec. Bonds	0.11%	01/29/14	75,000	74,994,497
Unsec. Bonds	0.09%	01/30/14	50,000	49,995,398
Unsec. Bonds	0.13%	04/11/14	50,000	49,986,396
Unsec. Disc. Notes(a)	0.00%	09/03/13	59,250	59,250,347
Unsec. Disc. Notes(a)	0.10%	10/02/13	55,300	55,295,047
Unsec. Disc. Notes(a)	0.07%	10/11/13	75,000	74,994,417
Unsec. Disc. Notes(a)	0.06%	10/16/13	50,000	49,996,250
Unsec. Disc. Notes(a)	0.11%	10/16/13	65,000	64,991,144
Unsec. Disc. Notes(a)	0.06%	10/18/13	75,000	74,994,614
Unsec. Disc. Notes(a)	0.11%	10/18/13	15,000	14,997,846
Unsec. Disc. Notes(a)	0.12%	10/18/13	50,000	49,992,167
Unsec. Disc. Notes(a)	0.05%	10/23/13	36,000	35,997,400
Unsec. Disc. Notes(a)	0.10%	10/23/13	75,000	74,988,950
Unsec. Disc. Notes(a)	0.05%	10/24/13	75,000	74,994,479
Unsec. Disc. Notes(a)	0.10%	10/25/13	50,000	49,992,500
Unsec. Disc. Notes(a)	0.05%	10/28/13	75,000	74,994,062
Unsec. Disc. Notes(a)	0.10%	10/30/13	50,000	49,991,560
Unsec. Disc. Notes(a)	0.05%	11/27/13	75,000	74,990,756
Unsec. Disc. Notes(a)	0.12%	01/02/14	60,000	59,975,400
Unsec. Disc. Notes(a)	0.12%	01/03/14	65,000	64,973,133
Unsec. Disc. Notes(a)	0.10%	01/17/14	50,000	49,981,792
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,981,529
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,998,633
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,996,406
Unsec. Global Bonds(b)	0.12%	04/25/14	125,000	125,003,610
Unsec. Global Notes(b)	0.13%	02/28/14	60,000	59,995,634
Unsec. Global Notes(b)	0.15%	04/04/14	80,000	79,992,824
Unsec. Global Notes(b)	0.12%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.13%	05/01/14	75,000	75,000,391
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,980,101
Sr. Unsec. Notes(b)	0.15%	11/13/13	50,000	50,005,558
Unsec. Notes(b)	0.10%	09/10/13	75,000	74,999,247
Unsec. Notes(b)	0.13%	02/05/14	75,000	75,000,000
				2,155,322,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–6.44%
Unsec. Disc. Notes(a)	0.10%	10/15/13	$52,500	$52,493,583
Unsec. Disc. Notes(a)	0.11%	10/15/13	65,000	64,991,499
Unsec. Disc. Notes(a)	0.10%	10/21/13	127,500	127,482,292
Unsec. Disc. Notes(a)	0.12%	01/06/14	65,000	64,972,483
Unsec. Disc. Notes(a)	0.11%	01/13/14	75,000	74,970,688
Unsec. Global Bonds	0.38%	10/30/13	50,000	50,025,165
				434,935,710

Federal National Mortgage Association (FNMA)–5.52%
Unsec. Disc. Notes(a)	0.15%	09/03/13	50,000	49,999,583
Unsec. Disc. Notes(a)	0.10%	11/06/13	55,000	54,989,917
Unsec. Disc. Notes(a)	0.10%	11/27/13	30,808	30,800,555
Unsec. Disc. Notes(a)	0.12%	01/02/14	50,000	49,979,500
Unsec. Disc. Notes(a)	0.09%	01/08/14	37,000	36,988,068
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,982,125
Unsec. Disc. Notes(a)	0.10%	02/05/14	50,000	49,978,194
Unsec. Disc. Notes(a)	0.10%	02/12/14	50,000	49,976,767
				372,694,709

Overseas Private Investment Corp. (OPIC)–1.29%
Gtd. VRD COP Bonds(c)	0.13%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.14%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,249,942,908)				3,249,942,908
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $3,249,942,908)				3,249,942,908

			Repurchase Amount
Repurchase Agreements–51.87%(d)
Barclays Capital Inc., Joint term agreement dated 08/30/13, aggregate maturing value of $400,003,111 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $408,000,030; 0%-5.63%, 09/13/13-01/15/48)(e)	0.04%	09/06/13	350,002,722	350,000,000
BMO Capital Markets Corp., Joint agreement dated 08/30/13, aggregate maturing value of $200,001,111 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $204,000,538; 0%-7.63%, 10/17/13-05/15/29)	0.05%	09/03/13	130,000,722	130,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/30/13, aggregate maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,326; 0.25%-7.25%, 08/20/14-07/30/41)	0.05%	09/03/13	180,001,000	180,000,000
BNP Paribas Securities Corp., Joint term agreement dated 07/15/13, aggregate maturing value of $300,046,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,295; 0%-6.25%, 09/27/13-01/18/33)(e)	0.06%	10/15/13	250,038,333	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	50,000,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $510,000,056; 0%-4.38%, 11/07/13-08/15/40)	0.05%	09/03/13	350,001,945	350,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	350,001,555	350,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,648; 0%-5.50%, 11/29/13-01/15/30)	0.05%	09/03/13	250,001,389	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,672; 0%-6.75%, 09/11/13-09/15/60)(e)	0.03%	09/04/13	$250,001,458	$250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	36,646,359	36,646,155
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	75,000,500	75,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 07/08/13, aggregate maturing value of $350,070,778 (collateralized by U.S. Government sponsored agency obligations valued at $357,417,094; 0%-9.80%, 10/07/13-09/15/60)(e)	0.08%	10/07/13	300,060,667	300,000,000
Goldman, Sachs & Co., Joint agreement dated 08/30/13, aggregate maturing value of $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,789; 0.50%-7.13%, 02/24/15-07/15/37)	0.04%	09/03/13	230,001,022	230,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/27/13, aggregate maturing value of $350,001,361 (collateralized by U.S. Treasury obligations valued at $357,000,069; 0.75%-2.38%, 12/31/17-06/30/18)(e)	0.02%	09/03/13	300,001,167	300,000,000
Societe Generale, Joint term agreement dated 08/27/13, aggregate maturing value of $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $360,268,969; 0%-5.38%, 07/15/20-04/01/56)(e)	0.03%	09/03/13	300,001,750	300,000,000
Societe Generale, Agreement dated 08/30/13, maturing value of $100,000,667 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,148; 0%-5.13%, 01/02/14-11/01/25)	0.06%	09/03/13	100,000,667	100,000,000
Total Repurchase Agreements (Cost $3,501,646,155)				3,501,646,155
TOTAL INVESTMENTS(f)–100.01% (Cost $6,751,589,063)				6,751,589,063
OTHER ASSETS LESS LIABILITIES–(0.01)%				(954,511)
NET ASSETS–100.00%				$6,750,634,552

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–70.95%
Federal Farm Credit Bank (FFCB)–10.51%
Unsec. Bonds(a)	0.13%	01/14/14	$5,000	$4,999,810
Unsec. Disc. Notes(b)	0.03%	10/03/13	10,000	9,999,733
Unsec. Disc. Notes(b)	0.10%	10/16/13	15,000	14,998,125
Unsec. Disc. Notes(b)	0.04%	10/21/13	15,000	14,999,167
Unsec. Disc. Notes(b)	0.04%	10/22/13	15,000	14,999,150
Unsec. Disc. Notes(b)	0.10%	10/28/13	15,000	14,997,625
Unsec. Disc. Notes(b)	0.08%	01/09/14	10,000	9,997,111
				84,990,721

Federal Home Loan Bank (FHLB)–57.35%
Unsec. Disc. Notes(b)	0.00%	09/03/13	40,750	40,749,653
Unsec. Disc. Notes(b)	0.02%	09/04/13	100,000	99,999,875
Unsec. Disc. Notes(b)	0.02%	09/13/13	25,000	24,999,833
Unsec. Disc. Notes(b)	0.03%	09/18/13	10,000	9,999,858
Unsec. Disc. Notes(b)	0.08%	10/02/13	15,000	14,999,031
Unsec. Disc. Notes(b)	0.10%	10/02/13	15,000	14,998,683
Unsec. Disc. Notes(b)	0.10%	10/03/13	10,000	9,999,111
Unsec. Disc. Notes(b)	0.11%	10/09/13	9,500	9,498,947
Unsec. Disc. Notes(b)	0.07%	10/11/13	20,000	19,998,511
Unsec. Disc. Notes(b)	0.11%	10/16/13	15,000	14,997,975
Unsec. Disc. Notes(b)	0.05%	10/18/13	10,000	9,999,347
Unsec. Disc. Notes(b)	0.11%	10/18/13	10,000	9,998,564
Unsec. Disc. Notes(b)	0.05%	10/23/13	15,000	14,999,025
Unsec. Disc. Notes(b)	0.10%	10/23/13	15,000	14,997,833
Unsec. Disc. Notes(b)	0.10%	10/30/13	15,000	14,997,468
Unsec. Disc. Notes(b)	0.10%	11/08/13	15,000	14,997,167
Unsec. Disc. Notes(b)	0.10%	11/13/13	15,000	14,996,958
Unsec. Disc. Notes(b)	0.13%	12/04/13	8,900	8,897,095
Unsec. Disc. Notes(b)	0.13%	12/13/13	8,856	8,852,833
Unsec. Disc. Notes(b)	0.13%	01/02/14	10,000	9,995,729
Unsec. Disc. Notes(b)	0.12%	01/08/14	10,000	9,995,879
Unsec. Disc. Notes(b)	0.10%	01/15/14	10,000	9,996,411
Unsec. Disc. Notes(b)	0.09%	01/17/14	10,960	10,956,219
Unsec. Disc. Notes(b)	0.09%	01/22/14	10,000	9,996,425
Unsec. Disc. Notes(b)	0.09%	02/07/14	10,000	9,996,025
Unsec. Disc. Notes(b)	0.09%	02/21/14	10,000	9,995,675
Unsec. Notes(a)	0.10%	09/10/13	10,000	9,999,900
Unsec. Global Bonds(a)	0.12%	04/25/14	10,000	10,000,000
				463,910,030

Tennessee Valley Authority (TVA)–3.09%
Sr. Unsec. Disc. Notes(b)	0.03%	09/19/13	25,000	24,999,625
Total U.S. Government Sponsored Agency Securities (Cost $573,900,376)				573,900,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–29.06%(b)
U.S. Treasury Bills	0.04%	09/05/13	$35,000	$34,999,835
U.S. Treasury Bills	0.01%	09/12/13	25,020	25,019,923
U.S. Treasury Bills	0.02%	09/12/13	25,000	24,999,885
U.S. Treasury Bills	0.05%	09/19/13	50,000	49,998,875
U.S. Treasury Bills	0.04%	09/26/13	50,000	49,998,785
U.S. Treasury Bills	0.04%	11/29/13	50,000	49,995,057
Total U.S. Treasury Bills (Cost $235,012,360)				235,012,360
TOTAL INVESTMENTS(c)–100.01% (Cost $808,912,736)				808,912,736
OTHER ASSETS LESS LIABILITIES–(0.01)%				(55,152)
NET ASSETS–100.00%				$808,857,584

Investment Abbreviations:

Disc.	— Discounted
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.38%
Alabama–2.09%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$2,725	$2,765,079
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				15,765,079

Alaska–0.17%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,281,787

Arizona–2.74%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.09%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.08%	12/01/37	13,195	13,195,000
				20,625,000

Colorado–3.96%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.24%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(d)(e)	0.42%	12/01/30	6,950	6,950,000
				29,825,000

District of Columbia–0.36%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.22%	01/01/29	2,705	2,705,000

Florida–2.21%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.06%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.71%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short–Term Investments Trust

Tax–Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)(f)	0.06%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–3.32%
Hawaii Pacific Health (Department of Budget and Finance of the State of Hawaii); Series 2004 B, VRD Special Purpose RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	07/01/33	25,000	25,000,000

Illinois–8.65%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(c)(d)(e)	0.25%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.17%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(c)(d)	0.07%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008–B, VRD RB(c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.08%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,357,235
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/15/22	4,300	4,300,000
				65,192,235

Indiana–6.45%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/32	9,200	9,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.04%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.05%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.17%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(c)	0.07%	05/15/38	14,000	14,000,000
				48,640,000

Iowa–0.53%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(c)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/15/14	$2,000	$2,024,475
				4,024,475

Kansas–0.41%
Wichita (City of);
Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,000,076
Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,075,671
				3,075,747

Kentucky–1.88%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/30	14,200	14,200,000

Maryland–3.44%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,163,242
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimted Tax GO Bonds	5.00%	05/01/14	6,000	6,190,455
				25,958,697

Massachusetts–0.83%
University of Massachusetts Building Authority; Series 2013 B-1, Commerical Paper Notes	0.15%	01/13/14	6,250	6,250,000

Michigan–3.19%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.05%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.05%	08/15/32	1,615	1,615,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,265,043
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/22	6,570	6,570,000
				24,065,043

Minnesota–0.77%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.10%	04/01/37	5,835	5,835,000

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.04%	12/01/30	1,000	1,000,000

Missouri–5.22%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.22%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–Enterprise Bank & Trust)(c)(d)	0.06%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.09%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–BMO Harris Bank, N.A.)(c)(d)(e)	0.05%	11/15/43	17,500	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.08%	12/01/15	$3,950	$3,950,000
				39,365,000

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.07%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.06%	09/01/37	900	900,000
				6,900,000

New York–0.46%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.05%	11/01/31	3,485	3,485,000

Ohio–6.47%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/01/37	34,675	34,675,000
				48,775,000

Oklahoma–0.20%
Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,525,074

Oregon–2.23%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.05%	06/01/37	13,700	13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,084,877
				16,784,877

Pennsylvania–15.52%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(c)(d)(e)	0.07%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	09/01/18	2,025	2,025,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.04%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	10/15/25	7,390	7,390,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.08%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)(e)	0.06%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/24	6,915	6,915,000
				117,025,000

Rhode Island–3.31%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	09/01/37	24,945	24,945,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.34%
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.05%	11/01/32	$32,740	$32,740,000

Tennessee–2.32%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,100,723
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,007,799
				17,483,522

Texas–9.53%
Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,486,296
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(e)	0.12%	10/09/13	7,000	7,000,000
Series 2013 H-2, GO Commercial Paper Notes	0.12%	10/10/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,021,697
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	912,019
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,572,848
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,118,183
				71,871,043

Utah–0.42%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(c)	0.11%	04/01/42	3,125	3,125,000

Virginia–1.73%
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.09%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,240,295
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,289,007
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.10%	12/01/19	740	740,000
				13,069,302

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.26%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.28%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC–BMO Harris N.A.)(c)(d)(e)	0.05%	08/01/40	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/36	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/32	$8,805	$8,805,000
				39,655,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–102.38% (Cost $771,786,881)				771,786,881
OTHER ASSETS LESS LIABILITIES–(2.38)%				(17,918,984)
NET ASSETS–100.00%				$753,867,897

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom 9.2%; Canada 8.2%; other countries less than 5% each: 2.3%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $30,385,000, which represented 4.03% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.1%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	7.9
BMO Harris, N.A.	6.4
Federal National Mortgage Association	5.4
TD Bank, N.A.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$19,635,969,762	$2,490,045,162	$9,159,003,080	$3,249,942,908	$808,912,736	$771,786,881
Repurchase agreements, at value and cost	2,055,257,712	351,095,213	8,467,799,181	3,501,646,155	—	—
Total investments, at value and cost	21,691,227,474	2,841,140,375	17,626,802,261	6,751,589,063	808,912,736	771,786,881
Cash	—	—	—	—	—	30,210
Receivable for:
Investments sold	5,060,093	620,009	—	—	—	2,855,005
Interest	2,577,719	127,803	10,280,823	331,908	2,975	575,632
Fund expenses absorbed	393,790	237,823	1,517,120	616,234	83,684	121,413
Investment for trustee deferred compensation and retirement plans	559,348	265,549	271,895	113,692	52,261	100,848
Other assets	28,137	153,588	51,656	58,966	29,486	70,382
Total assets	21,699,846,561	2,842,545,147	17,638,923,755	6,752,709,863	809,081,142	775,540,371

Liabilities:
Payable for:
Amount due custodian	8,503	—	—	—	—	—
Investments purchased	—	—	—	—	—	21,118,183
Dividends	1,386,185	45,700	306,148	109,193	13,813	13,888
Accrued fees to affiliates	868,274	215,147	1,247,316	724,719	23,503	71,872
Accrued trustees’ and officer’s fees and benefits	44,395	10,188	37,359	15,006	5,616	4,790
Accrued operating expenses	26,585	65,500	196,055	201,159	43,504	36,930
Trustee deferred compensation and retirement plans	3,918,250	1,189,776	2,184,585	1,025,234	137,122	426,811
Total liabilities	6,252,192	1,526,311	3,971,463	2,075,311	223,558	21,672,474
Net assets applicable to shares outstanding	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

Net assets consist of:
Shares of beneficial interest	$21,691,277,159	$2,839,830,039	$17,634,821,108	$6,750,500,763	$808,835,141	$753,996,277
Undistributed net investment income	2,468,855	1,134,859	131,184	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(151,645)	53,938	—	—	11,183	(78,178)
	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,681,985,624	$2,012,516,863	$7,421,436,074	$4,439,498,552	$744,577,364	$516,165,837
Private Investment Class	$370,058,834	$166,612,192	$583,020,317	$358,382,702	$20,035,846	$52,446,063
Personal Investment Class	$156,031,658	$98,912,687	$131,879,562	$48,699,786	$6,195,176	$4,780,781
Cash Management Class	$744,301,265	$451,190,014	$6,226,818,583	$635,000,856	$31,552,573	$107,925,716
Reserve Class	$175,831,571	$16,254,296	$106,231,996	$289,171,003	$1,295,747	$32,804,041
Resource Class	$68,809,373	$27,010,779	$328,395,524	$144,337,050	$5,190,861	$8,295,373
Corporate Class	$1,496,576,044	$68,522,005	$2,837,170,236	$835,544,603	$10,017	$31,450,086

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,679,984,590	2,012,509,586	7,421,135,833	4,439,445,147	744,536,411	516,162,217
Private Investment Class	370,015,314	166,611,581	582,995,278	358,378,387	20,034,809	52,445,693
Personal Investment Class	156,013,403	98,912,213	131,874,250	48,699,186	6,194,835	4,780,742
Cash Management Class	744,216,093	451,188,493	6,226,590,397	634,987,305	31,550,870	107,924,959
Reserve Class	175,810,710	16,254,236	106,227,708	289,167,499	1,295,677	32,803,792
Resource Class	68,802,250	27,010,682	328,382,298	144,335,596	5,190,582	8,295,316
Corporate Class	1,496,434,296	68,521,680	2,837,051,350	835,534,318	10,018	31,449,866
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$55,614,075	$5,765,674	$19,073,402	$8,507,519	$772,654	$1,239,379

Expenses:
Advisory fees	31,585,694	4,495,016	26,103,848	6,485,374	1,277,720	1,809,100
Administrative services fees	1,111,714	569,568	1,002,077	674,561	237,626	209,296
Custodian fees	675,176	110,129	548,950	309,411	32,612	24,648
Distribution fees:
Private Investment Class	1,749,643	782,330	3,749,946	1,998,105	150,428	317,186
Personal Investment Class	816,359	744,568	983,344	202,952	30,730	23,041
Cash Management Class	802,809	409,245	6,127,355	930,633	26,255	94,956
Reserve Class	1,269,079	154,930	543,195	2,552,082	13,402	326,246
Resource Class	192,174	83,321	664,632	285,059	16,478	27,610
Corporate Class	510,269	57,229	739,439	188,930	1,252	11,239
Transfer agent fees	1,895,142	269,701	1,564,967	720,328	81,242	70,159
Trustees’ and officers’ fees and benefits	680,508	124,584	569,855	228,949	47,573	48,996
Other	885,873	266,900	743,349	548,702	161,427	166,405
Total expenses	42,174,440	8,067,521	43,340,957	15,125,086	2,076,745	3,128,882
Less: Fees waived	(10,849,500)	(4,764,642)	(27,791,120)	(8,079,925)	(1,546,401)	(2,338,304)
Net expenses	31,324,940	3,302,879	15,549,837	7,045,161	530,344	790,578
Net investment income	24,289,135	2,462,795	3,523,565	1,462,358	242,310	448,801

Realized and unrealized gain from:
Net realized gain from Investment securities	215,041	53,938	91,160	3,505	11,183	394
Net increase in net assets resulting from operations	$24,504,176	$2,516,733	$3,614,725	$1,465,863	$253,493	$449,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the years ended August 31, 2013 and 2012

	Liquid Assets Portfolio		STIC Prime Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$24,289,135	$25,157,094	$2,462,795	$2,123,775
Net realized gain (loss)	215,041	(293,864)	53,938	294,493
Net increase in net assets resulting from operations	24,504,176	24,863,230	2,516,733	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(21,918,580)	(22,653,197)	(1,451,843)	(1,970,544)
Private Investment Class	(70,203)	(91,059)	(84,504)	(159,676)
Personal Investment Class	(21,838)	(20,510)	(55,281)	(56,186)
Cash Management Class	(409,336)	(549,401)	(233,107)	(298,814)
Reserve Class	(25,476)	(20,900)	(8,350)	(5,540)
Resource Class	(19,237)	(32,103)	(24,454)	(22,143)
Corporate Class	(1,722,822)	(1,891,596)	(136,017)	(75,876)
Total distributions from net investment income	(24,187,492)	(25,258,766)	(1,993,556)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	2,629,835,972	811,900,804	(325,501,333)	445,421,945
Private Investment Class	(2,391,762)	(129,163,894)	6,780,235	(107,860,105)
Personal Investment Class	53,394,290	(5,049,935)	26,547,642	(12,026,107)
Cash Management Class	(41,391,219)	(781,536,081)	92,814,318	(93,221,563)
Reserve Class	78,585,760	6,998,794	(137,115)	9,601,823
Resource Class	(72,249,334)	(35,990,962)	(27,421,643)	25,248,010
Corporate Class	(440,549,241)	78,500,235	(28,118,507)	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	2,205,234,466	(54,341,039)	(255,036,403)	261,190,619
Net increase (decrease) in net assets	2,205,551,150	(54,736,575)	(254,513,226)	261,020,108

Net assets:
Beginning of year	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of year*	$21,693,594,369	$19,488,043,219	$2,841,018,836	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,855	$2,367,212	$1,134,859	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Treasury Portfolio		Government & Agency Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$3,523,565	$3,238,690	$1,462,358	$1,738,760
Net realized gain	91,160	50,407	3,505	27,193
Net increase in net assets resulting from operations	3,614,725	3,289,097	1,465,863	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(1,544,193)	(1,086,755)	(980,573)	(1,033,531)
Private Investment Class	(150,556)	(155,889)	(80,213)	(91,310)
Personal Investment Class	(26,315)	(32,903)	(5,433)	(2,868)
Cash Management Class	(1,230,057)	(1,375,936)	(189,876)	(300,323)
Reserve Class	(10,903)	(16,233)	(51,231)	(45,177)
Resource Class	(66,710)	(56,850)	(28,610)	(45,960)
Corporate Class	(494,831)	(514,124)	(126,422)	(219,591)
Total distributions from net investment income	(3,523,565)	(3,238,690)	(1,462,358)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions–net:
Institutional Class	407,062,365	1,834,112,962	667,341,526	(1,883,220,830)
Private Investment Class	(225,028,325)	(36,853,689)	(23,579,784)	(167,828,533)
Personal Investment Class	5,043,390	(58,382,432)	35,144,911	(1,134,450)
Cash Management Class	1,297,688,447	(1,449,829,654)	(38,517,720)	(1,000,924,066)
Reserve Class	81,040,702	(123,454,493)	24,882,972	193,913,087
Resource Class	52,057,764	(17,144,597)	(6,562,776)	(121,226,628)
Corporate Class	834,384,980	146,476,752	330,553,912	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	2,452,249,323	294,924,849	989,263,041	(3,819,655,830)
Net increase (decrease) in net assets	2,451,716,032	294,040,227	988,774,120	(3,819,803,659)

Net assets:
Beginning of year	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of year*	$17,634,952,292	$15,183,236,260	$6,750,634,552	$5,761,860,432
* Includes accumulated undistributed net investment income	$131,184	$664,475	$133,789	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$242,310	$163,684	$448,801	$474,942
Net realized gain	11,183	13,675	394	—
Net increase in net assets resulting from operations	253,493	177,359	449,195	474,942

Distributions to shareholders from net investment income:
Institutional Class	(222,382)	(143,288)	(309,956)	(313,662)
Private Investment Class	(7,591)	(7,051)	(35,465)	(49,272)
Personal Investment Class	(1,060)	(941)	(1,620)	(2,080)
Cash Management Class	(7,170)	(6,788)	(52,352)	(62,337)
Reserve Class	(352)	(417)	(17,740)	(14,456)
Resource Class	(2,079)	(2,984)	(8,146)	(12,162)
Corporate Class	(1,676)	(2,215)	(23,522)	(20,973)
Total distributions from net investment income	(242,310)	(163,684)	(448,801)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions–net:
Institutional Class	312,726,590	55,882,200	20,867,865	(6,724,666)
Private Investment Class	(18,411,857)	(9,209,433)	(43,381,875)	(3,000,673)
Personal Investment Class	1,649,254	(255,316)	2,034,576	(1,467,962)
Cash Management Class	(1,895,459)	(5,916,215)	31,418,445	(29,853,031)
Reserve Class	(53,450)	477,453	7,448,266	7,073,577
Resource Class	(6,726,597)	(5,164,314)	(20,059,037)	3,754,782
Corporate Class	4	(50,832,006)	4,129,646	(634,156)
Net increase (decrease) in net assets resulting from share transactions	287,288,485	(15,017,631)	2,457,886	(30,852,129)
Net increase (decrease) in net assets	287,299,668	(15,051,952)	2,458,280	(30,852,129)

Net assets:
Beginning of year	521,557,916	536,609,868	751,409,617	782,261,746
End of year*	$808,857,584	$521,557,916	$753,867,897	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

August 31, 2013

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013.

45                         Short-Term Investments Trust

For the year ended August 31, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$7,336,942	$—
STIC Prime Portfolio	2,102,764	528,107
Treasury Portfolio	6,161,478	8,862,115
Government & Agency Portfolio	—	2,008,252
Government TaxAdvantage Portfolio	572,887	734,974
Tax-Free Cash Reserve Portfolio	369,053	1,168,987

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$687,674	$487,359	$32,497	$977,153	$84,780	N/A
STIC Prime Portfolio	448,956	533,846	277,603	132,776	60,740	$49,712
Treasury Portfolio	2,246,564	720,587	4,876,106	472,352	530,220	730,483
Government & Agency Portfolio	1,183,354	148,208	710,621	2,209,966	222,054	169,199
Government TaxAdvantage Portfolio	75,212	22,535	21,003	11,659	13,182	1,252
Tax-Free Cash Reserve Portfolio	158,587	16,896	75,964	283,829	22,087	11,239
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

46                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$699,857	$217,696	$160,562	$164,980	N/A	N/A
STIC Prime Portfolio	312,932	198,552	81,849	20,141	$16,664	N/A
Treasury Portfolio	1,499,978	262,225	1,225,471	70,615	132,926	N/A
Government & Agency Portfolio	799,242	54,120	186,127	331,770	57,012	N/A
Government TaxAdvantage Portfolio	75,214	8,194	5,251	1,743	3,295	N/A
Tax-Free Cash Reserve Portfolio	158,593	6,144	18,991	42,412	5,522	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$1,055,592,660	$1,161,210,418	$—
STIC Prime Portfolio	227,597,160	285,178,672	—
Tax-Free Cash Reserve Portfolio	1,278,615,824	1,163,901,128	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

47                         Short-Term Investments Trust

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2013 and 2012:

	2013	2012
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$24,187,492	$25,258,766
STIC Prime Portfolio	1,993,556	2,588,779
Treasury Portfolio	4,148,016	4,173,719
Government & Agency Portfolio	1,954,784	1,913,782
Government TaxAdvantage Portfolio	242,310	211,680
Tax-Free Cash Reserve Portfolio	448,801	474,942

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,310,796	$(3,841,941)	$(151,645)	$21,691,277,159	$21,693,594,369
STIC Prime Portfolio	2,342,345	(1,153,548)	—	2,839,830,039	2,841,018,836
Treasury Portfolio	2,278,676	(2,147,492)	—	17,634,821,108	17,634,952,292
Government & Agency Portfolio	1,143,514	(1,009,725)	—	6,750,500,763	6,750,634,552
Government TaxAdvantage Portfolio	152,436	(129,993)	—	808,835,141	808,857,584
Tax-Free Cash Reserve Portfolio	362,850	(413,052)	(78,178)	753,996,277	753,867,897

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$215,041
Tax-Free Cash Reserve Portfolio	394

The Funds have a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2013. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$294,493	$(294,493)	$—
Treasury Portfolio	(533,291)	533,291	—
Government & Agency Portfolio	(488,921)	488,921	—

48                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	159,299,902,193	$159,299,902,193	89,348,642,488	$89,348,642,488
Private Investment Class	1,949,199,266	1,949,199,266	1,457,491,082	1,457,491,082
Personal Investment Class	480,171,522	480,171,522	394,000,581	394,000,581
Cash Management Class	4,626,088,763	4,626,088,763	4,943,022,425	4,943,022,425
Reserve Class	1,070,630,153	1,070,630,153	798,059,349	798,059,349
Resource Class	370,992,270	370,992,270	949,447,727	949,447,727
Corporate Class	14,158,171,832	14,158,171,832	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	8,129,150	8,129,150	7,977,164	7,977,164
Private Investment Class	21,780	21,780	28,241	28,241
Personal Investment Class	17,072	17,072	16,939	16,939
Cash Management Class	207,523	207,523	243,762	243,762
Reserve Class	24,034	24,034	20,656	20,656
Resource Class	19,468	19,468	31,545	31,545
Corporate Class	950,291	950,291	652,399	652,399

Reacquired:
Institutional Class	(156,678,195,371)	(156,678,195,371)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(1,951,612,808)	(1,951,612,808)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(426,794,304)	(426,794,304)	(399,067,455)	(399,067,455)
Cash Management	(4,667,687,505)	(4,667,687,505)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(992,068,427)	(992,068,427)	(791,081,211)	(791,081,211)
Resource Class	(443,261,072)	(443,261,072)	(985,470,234)	(985,470,234)
Corporate Class	(14,599,671,364)	(14,599,671,364)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	2,205,234,466	$2,205,234,466	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,427,185,800	$6,427,185,800	8,818,749,285	$8,818,749,285
Private Investment Class	1,138,175,843	1,138,175,843	1,646,112,321	1,646,112,321
Personal Investment Class	2,045,639,772	2,045,639,772	2,023,470,801	2,023,470,801
Cash Management Class	2,764,492,641	2,764,492,641	2,918,490,012	2,918,490,012
Reserve Class	55,993,607	55,993,607	59,987,205	59,987,205
Resource Class	163,545,333	163,545,333	120,292,226	120,292,226
Corporate Class	1,518,711,668	1,518,711,668	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	416,999	416,999	522,849	522,849
Private Investment Class	37,090	37,090	90,389	90,389
Personal Investment Class	38,862	38,862	44,770	44,770
Cash Management Class	72,029	72,029	157,787	157,787
Reserve Class	8,173	8,173	4,815	4,815
Resource Class	22,461	22,461	18,083	18,083
Corporate Class	120,286	120,286	73,178	73,178

Reacquired:
Institutional Class	(6,753,104,132)	(6,753,104,132)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(1,131,432,698)	(1,131,432,698)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(2,019,130,992)	(2,019,130,992)	(2,035,541,678)	(2,035,541,678)
Cash Management	(2,671,750,352)	(2,671,750,352)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(56,138,895)	(56,138,895)	(50,390,197)	(50,390,197)
Resource Class	(190,989,437)	(190,989,437)	(95,062,299)	(95,062,299)
Corporate Class	(1,546,950,461)	(1,546,950,461)	(962,480,637)	(962,480,637)
Net increase (decrease) in share activity	(255,036,403)	$(255,036,403)	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	26,055,460,755	$26,055,460,755	25,684,885,613	$25,684,885,613
Private Investment Class	2,641,592,556	2,641,592,556	6,307,904,112	6,307,904,112
Personal Investment Class	1,071,616,816	1,071,616,816	1,107,149,443	1,107,149,443
Cash Management Class	34,271,725,690	34,271,725,690	36,590,448,616	36,590,448,616
Reserve Class	281,164,270	281,164,270	550,118,652	550,118,652
Resource Class	347,900,466	347,900,466	438,220,116	438,220,116
Corporate Class	17,590,650,977	17,590,650,977	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	1,179,560	1,179,560	692,335	692,335
Private Investment Class	53,397	53,397	45,128	45,128
Personal Investment Class	30,289	30,289	41,597	41,597
Cash Management Class	122,133	122,133	199,968	199,968
Reserve Class	9,165	9,165	21,779	21,779
Resource Class	28,138	28,138	30,503	30,503
Corporate Class	199,623	199,623	281,122	281,122

Reacquired:
Institutional Class	(25,649,577,950)	(25,649,577,950)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(2,866,674,278)	(2,866,674,278)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(1,066,603,715)	(1,066,603,715)	(1,165,573,472)	(1,165,573,472)
Cash Management	(32,974,159,376)	(32,974,159,376)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(200,132,733)	(200,132,733)	(673,594,924)	(673,594,924)
Resource Class	(295,870,840)	(295,870,840)	(455,395,216)	(455,395,216)
Corporate Class	(16,756,465,620)	(16,756,465,620)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	2,452,249,323	$2,452,249,323	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	46,220,360,964	$46,220,360,964	50,116,831,608	$50,116,831,608
Private Investment Class	1,502,277,595	1,502,277,595	1,978,700,678	1,978,700,678
Personal Investment Class	139,783,039	139,783,039	101,374,961	101,374,961
Cash Management Class	10,691,710,205	10,691,710,205	11,662,178,713	11,662,178,713
Reserve Class	619,154,214	619,154,214	638,520,807	638,520,807
Resource Class	1,092,349,252	1,092,349,252	1,474,848,113	1,474,848,113
Corporate Class	5,307,227,949	5,307,227,949	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	550,215	550,215	624,554	624,554
Private Investment Class	25,979	25,979	17,647	17,647
Personal Investment Class	99	99	109	109
Cash Management Class	137,001	137,001	125,442	125,442
Reserve Class	36,484	36,484	16,199	16,199
Resource Class	25,432	25,432	31,833	31,833
Corporate Class	67,865	67,865	103,232	103,232

Reacquired:
Institutional Class	(45,553,569,653)	(45,553,569,653)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(1,525,883,358)	(1,525,883,358)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(104,638,227)	(104,638,227)	(102,509,520)	(102,509,520)
Cash Management	(10,730,364,926)	(10,730,364,926)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(594,307,726)	(594,307,726)	(444,623,919)	(444,623,919)
Resource Class	(1,098,937,460)	(1,098,937,460)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(4,976,741,902)	(4,976,741,902)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	989,263,041	$989,263,041	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,845,348,294	$3,845,348,294	3,731,626,851	$3,731,626,851
Private Investment Class	191,682,602	191,682,602	253,690,624	253,690,624
Personal Investment Class	14,523,876	14,523,876	10,327,891	10,327,891
Cash Management Class	84,031,947	84,031,947	43,621,575	43,621,575
Reserve Class	816,640	816,640	3,860,999	3,860,999
Resource Class	2,973,005	2,973,005	17,935,727	17,935,727
Corporate Class	80,000,000	80,000,000	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	193,790	193,790	147,439	147,439
Private Investment Class	3,966	3,966	4,337	4,337
Cash Management Class	6,954	6,954	10,599	10,599
Reserve Class	347	347	645	645
Resource Class	2,056	2,056	3,478	3,478
Corporate Class	4	4	2,178	2,178

Reacquired:
Institutional Class	(3,532,815,494)	(3,532,815,494)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(210,098,425)	(210,098,425)	(262,904,394)	(262,904,394)
Personal Investment Class	(12,874,622)	(12,874,622)	(10,583,207)	(10,583,207)
Cash Management	(85,934,360)	(85,934,360)	(49,548,389)	(49,548,389)
Reserve Class	(870,437)	(870,437)	(3,384,191)	(3,384,191)
Resource Class	(9,701,658)	(9,701,658)	(23,103,519)	(23,103,519)
Corporate Class	(80,000,000)	(80,000,000)	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	287,288,485	$287,288,485	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,566,703,950	$1,566,703,950	1,171,103,042	$1,171,103,042
Private Investment Class	140,182,581	140,182,581	235,527,922	235,527,922
Personal Investment Class	7,300,308	7,300,308	5,675,300	5,675,300
Cash Management Class	181,848,030	181,848,030	338,249,957	338,249,957
Reserve Class	74,098,247	74,098,247	83,892,175	83,892,175
Resource Class	33,461,520	33,461,520	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	73,809	73,809	62,811	62,811
Private Investment Class	30,044	30,044	29,076	29,076
Personal Investment Class	741	741	822	822
Cash Management Class	31,879	31,879	46,142	46,142
Reserve Class	17,444	17,444	14,273	14,273
Resource Class	8,151	8,151	10,887	10,887
Corporate Class	16,263	16,263	20,706	20,706

Reacquired:
Institutional Class	(1,545,909,894)	(1,545,909,894)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(183,594,500)	(183,594,500)	(238,557,671)	(238,557,671)
Personal Investment Class	(5,266,473)	(5,266,473)	(7,144,084)	(7,144,084)
Cash Management	(150,461,464)	(150,461,464)	(368,149,130)	(368,149,130)
Reserve Class	(66,667,425)	(66,667,425)	(76,832,871)	(76,832,871)
Resource Class	(53,528,708)	(53,528,708)	(39,094,880)	(39,094,880)
Corporate Class	(75,915,191)	(75,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	2,457,886	$2,457,886	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$156,032	0.24	%(c)	0.92	%(c)	0.02	%(c)
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
STIC Prime Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11	(c)	0.94	(c)	0.08	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Treasury Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09	(c)	0.93	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Government & Agency Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11	(c)	0.89	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Government TaxAdvantage Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06	(c)	0.95	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Tax-Free Cash Reserve Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10	(c)	1.05	(c)	0.06	(c)
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $108,848, 99,276, 131,113, 27,060, 4,097 and 3,072 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Personal Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Personal Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 25, 2013

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.06	$1,024.15	$1.07	0.21%
STIC Prime Portfolio	1,000.00	1,000.20	0.60	1,024.60	0.61	0.12
Treasury Portfolio	1,000.00	1,000.10	0.31	1,024.90	0.31	0.06
Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.75	0.46	0.09
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.20	1,025.00	0.20	0.04
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.45	1,024.75	0.46	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2013, through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the

Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, above the Index for the three year period and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first

58 Short-Term Investments Trust

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Government TaxAdvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was

59 Short-Term Investments Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the rate for the other mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate for the other domestic mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government TaxAdvantage Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

60 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2013:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.17%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.01%	0.00%
Treasury Portfolio	0.00%	0.00%	49.41%	0.00%
Government & Agency Portfolio	0.00%	0.00%	1.73%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	17.33%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	91,161	100%
Government & Agency Portfolio	3,505	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			117	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			117	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	130	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex because he and his firm currently provide legal services as legal counsel to such Funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	117	ACE Limited (insurance company); Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	130	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	117	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	117	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			117	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			117	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	117	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	117	None
Larry Soll — 1942 Trustee	2003	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	117	None
Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	130	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	117	None
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Vice President	1989

Head of Invesco’s World Wide Fixed Income and Cash Management Group; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, Invesco Funds (Chicago), and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-6 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2013

Private Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
61	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2013. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Policy concerns continued to dominate the macroeconomic landscape during the 12 months covered by this report.

The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, committing to keep interest rates at this level at least until unemployment falls to

6.5% and long-term inflation expectations do not rise above 2.5%.1 In December 2012, the Fed ended Operation Twist, which had lifted short-term interest rates, and began a third round of quantitative easing, which included $85 billion1 monthly purchases of Treasuries and mortgage-backed securities. This effort, which aimed to keep long-term interest rates low, also meant that money market funds continued to operate in an ultra-low interest rate environment.

In late 2012 and early 2013, attention turned to fiscal policy and concern over the “fiscal cliff” – economic developments that, if not addressed, could have had dire effects on the US economy. A last-minute package of $650 billion2 in combined tax increases and spending cuts, the American Taxpayer Relief Act of 2012, averted the fiscal cliff and its potential drag on the US economy. It also contributed to some of the best news to come out of Washington of late, a lower-than-expected federal deficit. At $642 billion, the 2013 federal deficit would be the smallest deficit since 2008 – an impressive 41% lower than the 2012 figure of $1.087 trillion.3 As a share of the economy, the 2013 deficit would represent 4.0% of gross domestic product, down significantly from 10.1% in 2009.3

Toward the end of the reporting period, uncertainty re-emerged as the Fed announced its intention to taper, or slow down, its asset purchases. This sparked concern about imminently rising interest rates.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1   Source: US Federal Reserve

2   Source: Reuters

3   Source: Congressional Budget Office

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

  Private Investment Class data as of 8/31/13

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	38 days	66 days	$370.0 million
STIC Prime	9 - 23 days	17 days	20 days	166.6 million
Treasury	27 - 50 days	41 days	41 days	583.0 million
Government & Agency	21 - 49 days	37 days	57 days	358.3 million
Government TaxAdvantage	23 - 48 days	44 days	48 days	20.0 million
Tax-Free Cash Reserve	17 - 29 days	29 days	29 days	52.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/13

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-4, 6-17	Treasury Portfolio 1, 7-11, 13, 14, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 16, 17
1 - 7	32.7%	43.8%	50.5%	55.0%	21.7%	87.9%
8 - 30	13.9	34.4	3.7	1.1	27.2	0.0
31 - 60	20.1	21.8	14.5	15.4	25.3	2.6
61 - 90	9.2	0.0	13.7	5.3	5.6	0.4
91 - 180	16.3	0.0	14.8	14.1	19.0	4.0
181+	7.8	0.0	2.8	9.1	1.2	5.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed, possibly negatively impacting its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.06%(a)
Asset-Backed Securities–Consumer Receivables–3.94%
Barton Capital LLC(b)(c)	0.21%	10/21/13	$60,000	$60,000,000
Bryant Park Funding LLC(b)	0.07%	09/03/13	50,000	49,999,805
Old Line Funding, LLC(b)	0.22%	11/01/13	50,000	49,981,360
Old Line Funding, LLC(b)	0.23%	10/15/13	44,700	44,687,434
Old Line Funding, LLC(b)	0.24%	11/15/13	100,000	99,950,000
Old Line Funding, LLC(b)	0.24%	01/15/14	88,000	87,920,213
Old Line Funding, LLC(b)	0.25%	10/09/13	50,000	49,986,806
Old Line Funding, LLC(b)	0.25%	10/21/13	40,000	39,986,111
Salisbury Receivables Co. LLC(b)	0.16%	10/08/13	44,000	43,992,764
Salisbury Receivables Co. LLC(b)	0.18%	09/17/13	50,000	49,996,000
Sheffield Receivables Corp.(b)	0.17%	10/07/13	50,000	49,991,500
Sheffield Receivables Corp.(b)	0.17%	10/16/13	54,000	53,988,525
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	44,000	43,997,800
Thunder Bay Funding, LLC(b)	0.20%	10/03/13	50,000	49,991,111
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	30,000	29,993,667
Thunder Bay Funding, LLC(b)	0.25%	10/21/13	50,000	49,982,639
				854,445,735

Asset-Backed Securities–Diversified Banks–2.74%
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,879,875
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,877,085
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,851,800
Collateralized Commercial Paper II Co., LLC(b)	0.30%	12/05/13	130,000	129,897,083
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,858,175
				595,364,018

Asset-Backed Securities–Fully Supported–1.82%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.23%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	11/21/13	20,000	19,989,650
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	02/13/14	50,000	49,947,292
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	11/20/13	38,000	37,979,733
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	01/10/14	71,000	70,937,993
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.25%	11/13/13	180,000	180,000,000
				393,854,668

Asset-Backed Securities–Fully Supported Bank–5.29%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/11/13	50,000	49,998,056
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/24/13	55,900	55,895,000
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/26/13	37,200	37,196,383
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/03/13	100,000	99,998,945
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/17/13	70,000	69,994,089
Concord Minutemen Capital Co., LLC;–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	150,000	149,998,083
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.22%	09/19/13	75,000	74,991,750
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/10/13	75,000	74,995,688
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	09/23/13	40,000	39,995,600
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.19%	11/05/13	100,000	99,965,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	$25,000	$24,999,681
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/17/13	25,000	24,997,444
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.22%	10/21/13	20,000	19,993,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/09/13	100,000	99,994,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/12/13	50,000	49,996,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(d)	0.16%	09/16/13	40,000	39,997,333
Matchpoint Master Trust (CEP–BNP Paribas)(b)(d)	0.20%	09/12/13	50,000	49,996,944
Victory Receivables Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	10/02/13	65,000	64,989,925
Working Capital Management L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.18%	10/02/13	20,000	19,996,900
				1,147,992,779

Asset-Backed Securities–Multi-Purpose–8.64%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	53,000	52,994,700
Chariot Funding, LLC(b)	0.24%	11/07/13	50,000	49,977,667
Chariot Funding, LLC(b)	0.24%	11/08/13	90,000	89,959,200
Chariot Funding, LLC(b)	0.24%	12/05/13	50,000	49,968,333
Chariot Funding, LLC(b)	0.24%	12/17/13	100,000	99,928,667
Chariot Funding, LLC(b)	0.24%	01/06/14	50,000	49,957,667
Chariot Funding, LLC(b)	0.24%	01/16/14	50,000	49,954,333
Chariot Funding, LLC(b)	0.25%	10/16/13	50,000	49,984,375
Chariot Funding, LLC(b)	0.25%	11/01/13	50,000	49,978,819
Chariot Funding, LLC(b)	0.27%	09/04/13	50,000	49,998,875
CHARTA, LLC(b)	0.15%	10/03/13	48,000	47,993,600
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	50,000	49,989,917
Jupiter Securitization Co. LLC(b)	0.23%	09/18/13	50,000	49,994,569
Jupiter Securitization Co. LLC(b)	0.24%	11/26/13	50,000	49,971,333
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	30,000	29,981,000
Jupiter Securitization Co. LLC(b)	0.24%	02/05/14	50,000	49,947,667
Jupiter Securitization Co. LLC(b)	0.24%	02/25/14	50,000	49,941,000
Jupiter Securitization Co. LLC(b)	0.27%	09/03/13	75,000	74,998,875
Jupiter Securitization Co. LLC(b)	0.27%	09/04/13	50,000	49,998,875
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	22,500	22,468,125
Mont Blanc Capital Corp.(b)(d)	0.21%	11/08/13	25,000	24,990,083
Mont Blanc Capital Corp.(b)(d)	0.26%	09/09/13	54,730	54,726,838
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/10/13	45,000	44,998,088
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/16/13	50,000	49,996,458
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	10/08/13	100,000	99,982,528
Regency Markets No. 1 LLC(b)(d)	0.14%	09/05/13	86,809	86,807,650
Regency Markets No. 1 LLC(b)(d)	0.15%	09/13/13	50,000	49,997,500
Regency Markets No. 1 LLC(b)(d)	0.15%	09/16/13	50,000	49,996,875
Regency Markets No. 1 LLC(b)(d)	0.15%	09/20/13	220,000	219,982,583
Scaldis Capital Ltd./LLC(b)(d)	0.17%	09/17/13	25,000	24,998,111
Scaldis Capital Ltd./LLC(b)(d)	0.22%	09/03/13	100,000	99,998,778
				1,874,463,089

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding, LLC(b)	0.13%	09/20/13	25,003	25,001,285
Market Street Funding, LLC(b)	0.15%	10/03/13	43,550	43,544,193
Market Street Funding, LLC(b)	0.16%	09/30/13	62,572	62,563,935
Market Street Funding, LLC(b)	0.17%	10/01/13	53,132	53,124,473
				184,233,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–0.97%
Toyota Motor Credit Corp.(d)	0.25%	09/04/13	$150,000	$149,996,875
Toyota Motor Credit Corp.(d)	0.27%	01/03/14	60,000	59,944,200
				209,941,075

Diversified Banks–16.43%
Barclays Bank PLC(b)(d)	0.52%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.24%	09/03/13	150,000	149,998,000
BNZ International Funding Ltd.(b)(d)	0.19%	09/13/13	96,000	95,993,920
BNZ International Funding Ltd.(b)(d)	0.20%	10/11/13	74,750	74,733,389
DBS Bank Ltd.(b)(d)	0.26%	09/10/13	50,000	49,996,812
DBS Bank Ltd.(b)(d)	0.26%	09/12/13	100,000	99,992,208
DBS Bank Ltd.(b)(d)	0.26%	09/13/13	80,000	79,993,200
DBS Bank Ltd.(b)(d)	0.27%	10/04/13	110,000	109,972,775
Dexia Credit Local S.A.(d)	0.30%	11/12/13	50,000	49,970,000
Dexia Credit Local S.A.(d)	0.34%	12/12/13	75,000	74,927,750
Dexia Credit Local S.A.(d)	0.40%	02/12/14	65,000	64,881,555
Dexia Credit Local S.A.(d)	0.40%	02/14/14	41,000	40,924,378
Dexia Credit Local S.A.(d)	0.40%	02/14/14	140,000	139,741,778
ING (US) Funding LLC(d)	0.22%	11/01/13	60,000	59,978,142
ING (US) Funding LLC(d)	0.24%	09/23/13	60,000	59,991,383
Lloyds TSB Bank PLC(d)	0.14%	09/03/13	200,000	199,998,444
Lloyds TSB Bank PLC(d)	0.14%	09/06/13	50,000	49,999,028
Lloyds TSB Bank PLC(d)	0.14%	09/30/13	40,000	39,995,489
Mizuho Funding, LLC(b)(d)	0.17%	09/18/13	70,000	69,994,546
Mizuho Funding, LLC(b)(d)	0.21%	11/07/13	40,000	39,984,367
Mizuho Funding, LLC(b)(d)	0.23%	12/03/13	50,000	49,970,937
Mizuho Funding, LLC(b)(d)	0.25%	01/06/14	50,000	49,955,903
Mizuho Funding, LLC(b)(d)	0.25%	01/08/14	100,000	99,910,417
National Australia Funding Delaware Inc.(b)(d)	0.14%	11/05/13	140,000	139,964,611
National Australia Funding Delaware Inc.(b)(d)	0.15%	10/25/13	100,000	99,977,500
National Australia Funding Delaware Inc.(b)(d)	0.15%	11/12/13	100,000	99,971,000
National Australia Funding Delaware Inc.(b)(d)	0.17%	09/12/13	50,000	49,997,403
National Australia Funding Delaware Inc.(b)(d)	0.17%	10/07/13	100,000	99,983,000
Natixis US Finance Co., LLC(d)	0.13%	09/05/13	50,000	49,999,278
Oversea–Chinese Banking Corp. Ltd.(d)	0.18%	09/18/13	50,000	49,995,750
Oversea–Chinese Banking Corp. Ltd.(d)	0.20%	09/03/13	100,000	99,998,889
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Societe Generale North America, Inc.(d)	0.12%	09/11/13	100,000	99,996,805
Societe Generale North America, Inc.(d)	0.10%	09/05/13	75,000	74,999,208
Societe Generale North America, Inc.(d)	0.13%	09/05/13	180,000	179,997,500
Societe Generale North America, Inc.(d)	0.22%	09/17/13	50,000	49,995,111
Societe Generale North America, Inc.(d)	0.23%	09/10/13	60,000	59,996,625
Standard Chartered Bank(b)(d)	0.13%	09/04/13	130,000	129,998,592
Standard Chartered Bank(b)(d)	0.21%	10/04/13	58,000	57,988,835
Standard Chartered Bank(b)(d)	0.21%	10/07/13	110,000	109,976,900
Standard Chartered Bank(b)(d)	0.22%	09/13/13	100,000	99,992,667
				3,563,734,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–0.19%
Reckitt Benckiser Treasury Services PLC(b)(d)	0.08%	09/17/13	$17,000	$16,999,395
Reckitt Benckiser Treasury Services PLC(b)(d)	0.50%	02/11/14	25,000	24,943,403
				41,942,798

Other Diversified Financial Services–1.06%
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,953,433
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,952,700
General Electric Capital Corp.	0.23%	11/01/13	75,000	74,970,771
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,965,340
				229,842,244

Regional Banks–4.50%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	09/27/13	85,715	85,704,476
Banque et Caisse d’Epargne de l’Etat(d)	0.14%	09/17/13	50,000	49,996,889
Banque et Caisse d’Epargne de l’Etat(d)	0.17%	10/15/13	50,000	49,989,611
Commonwealth Bank of Australia(b)(d)	0.16%	11/25/13	50,000	49,981,701
Commonwealth Bank of Australia(b)(d)	0.17%	09/03/13	60,000	59,999,450
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.15%	09/11/13	50,000	49,997,917
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.16%	09/09/13	75,000	74,997,333
Macquarie Bank Ltd.(b)(d)	0.23%	11/18/13	40,000	39,980,067
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/03/13	250,000	249,951,111
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/07/13	100,000	99,978,000
Sumitomo Mitsui Banking Corp.(b)(d)	0.15%	10/01/13	35,000	34,995,625
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	10/17/13	80,000	79,977,511
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	01/24/14	50,000	49,949,653
				975,499,344

Soft Drinks–1.50%
Coca-Cola Co.(b)	0.15%	10/04/13	60,000	59,991,750
Coca-Cola Co.(b)	0.17%	09/10/13	100,000	99,995,750
Coca-Cola Co.(b)	0.19%	11/18/13	40,000	39,983,533
Coca-Cola Co.(b)	0.21%	02/04/14	50,000	49,954,500
Coca-Cola Co.(b)	0.21%	02/06/14	50,000	49,953,917
Coca-Cola Co.(b)	0.21%	02/07/14	25,000	24,976,813
				324,856,263

Specialized Finance–3.13%
Caisse de Depots et Consignations(b)(d)	0.15%	09/27/13	100,000	99,989,167
Caisse de Depots et Consignations(b)(d)	0.16%	09/16/13	70,000	69,995,333
Caisse de Depots et Consignations(b)(d)	0.20%	09/13/13	80,000	79,994,667
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	10/22/13	45,000	44,990,437
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	12/02/13	75,000	74,971,250
Kreditanstalt fur Wiederaufbau(b)(d)	0.16%	01/06/14	100,000	99,943,556
Kreditanstalt fur Wiederaufbau(b)(d)	0.24%	10/01/13	210,000	209,958,875
				679,843,285
Total Commercial Paper (Cost $11,076,013,279)				11,076,013,279

Certificates of Deposit–24.02%
Bank of Montreal(c)(d)	0.33%	08/12/14	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	110,000	110,000,000
Bank of Nova Scotia(d)	0.23%	10/03/13	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.31%	02/06/14	$60,000	$60,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.37%	09/11/14	100,000	100,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.04%	09/03/13	200,000	200,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/13	50,000	50,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.11%	09/04/13	150,000	150,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.16%	09/30/13	15,000	15,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(d)	0.25%	06/17/14	450,000	450,000,000
BNP Paribas(d)	0.24%	10/10/13	60,000	60,000,000
Canadian Imperial Bank of Commerce(d)	0.02%	09/03/13	226,389	226,389,378
Credit Agricole Corporate & Investment Bank(d)	0.16%	09/06/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(d)	0.22%	10/15/13	162,500	162,500,000
National Australia Bank Ltd.(d)	0.16%	10/28/13	100,000	100,000,000
Nationwide Building Society(d)	0.24%	12/09/13	120,000	119,919,217
Natixis(d)	0.10%	09/03/13	600,000	600,000,000
Natixis(c)(d)	0.31%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.16%	10/24/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.16%	10/28/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/08/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.17%	11/15/13	40,000	40,000,000
Nordea Bank Finland PLC(d)	0.17%	11/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	60,000	60,000,000
Norinchukin Bank (The)(d)	0.23%	10/07/13	30,000	30,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/21/14	185,000	185,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/29/14	33,000	33,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	30,000	30,000,000
Oversea–Chinese Banking Corp. Ltd.(d)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland(d)	0.26%	09/03/13	60,000	60,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/04/13	48,380	48,380,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	11/01/13	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.22%	10/18/13	134,000	134,000,000
Svenska Handelsbanken AB(d)	0.18%	09/11/13	36,000	36,000,000
Svenska Handelsbanken AB(d)	0.19%	10/18/13	115,540	115,540,000
Swedbank AB(d)	0.09%	09/03/13	10,000	10,000,000
Toronto–Dominion Bank(d)	0.20%	10/28/13	150,000	150,000,000
Toronto–Dominion Bank(d)	0.20%	01/14/14	100,000	100,000,000
Toronto–Dominion Bank(d)	0.21%	02/07/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	02/14/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto–Dominion Bank(d)	0.23%	10/28/13	60,000	60,000,000
Toronto–Dominion Bank(d)	0.25%	09/20/13	100,000	100,000,000
Total Certificates of Deposit (Cost $5,209,828,595)				5,209,828,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–8.32%(e)
Credit Enhanced–8.32%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$800	$800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/35	8,685	8,685,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,465	7,465,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.06%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/33	25,805	25,805,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/40	2,190	2,190,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	12/01/32	2,615	2,615,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	01/01/33	24,775	24,775,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	11/01/38	$4,335	$4,335,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	23,080	23,080,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.05%	07/01/24	11,395	11,395,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	10/01/32	4,710	4,710,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.06%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	03/01/30	40,360	40,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/34	4,510	4,510,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.06%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.05%	05/15/31	3,880	3,879,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/25	4,600	4,600,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.08%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(b)(f)	0.09%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.17%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.07%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	5,700	5,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	$3,970	$3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.06%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)	0.06%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/33	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	10/01/42	5,175	5,175,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.06%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.05%	07/01/41	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.18%	03/01/39	8,010	8,010,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	19,670	19,670,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/38	7,591	7,591,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/42	20,885	20,885,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.09%	11/15/39	$19,000	$19,000,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/01/33	12,800	12,800,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.05%	05/01/41	2,200	2,200,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.06%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(f)	0.08%	07/01/38	14,800	14,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/36	7,575	7,574,659
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	425	424,809
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.06%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank N.A.)(f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	04/01/32	10,210	10,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/36	$1,820	$1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,945	1,945,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.08%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.06%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.11%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.11%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.06%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.05%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,365	2,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	04/01/26	$4,215	$4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/40	1,150	1,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.12%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.11%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.06%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.13%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.06%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.08%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/15/22	4,625	4,625,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.07%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.08%	06/15/35	$5,350	$5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.04%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/38	3,345	3,345,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	08/01/40	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.18%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,805,093,379)				1,805,093,379

U.S. Treasury Securities–1.11%
U.S. Treasury Bills–1.11%(a)
U.S. Treasury Bills	0.05%	09/05/13	75,000	74,999,583
U.S. Treasury Bills	0.10%	12/26/13	165,000	164,946,834
Total U.S. Treasury Securities (Cost $239,946,417)				239,946,417

Other Bonds & Notes–6.01%
American Honda Finance Corp., Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,027,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada,
Sr. Unsec. Notes(b)(c)(d)	0.32%	09/04/14	$300,000	$300,000,000
Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(c)(d)	0.72%	11/01/13	75,000	75,060,418
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	09/19/14	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.32%	09/19/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.42%	09/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,305,088,092)				1,305,088,092
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.52% (Cost $19,635,969,762)				19,635,969,762

			Repurchase Amount
Repurchase Agreements–9.47%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.50%-7.75%, 09/10/13-03/26/42)(d)(h)	0.18%	—	—	50,000,000
Credit Suisse Securities (USA) LLC, Open Agreement dated 04/25/13, (collateralized by Mortgage-backed securities valued at $373,906,663; 0%-7.27%, 02/25/19-06/25/58)(d)(h)	0.58%	—	—	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	184,958,360	184,957,127
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	85,354,463	85,353,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $368,299,307 (collateralized by collateralized mortgage obligations, Asset-backed securities & other instruments valued at $403,719,652; 0%-11.95%, 12/15/13-05/25/52)(i)	0.48%	10/28/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $305,157,160 (collateralized by collateralized mortgage obligations, asset-backed securities & other instruments valued at $334,308,009; 0%-11.95%, 11/01/13-08/15/56)	0.53%	10/04/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 08/07/13, aggregate maturing value of $200,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.00%-3.50%, 10/01/26-06/01/28)(i)	0.07%	09/04/13	100,005,445	100,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 01/02/14-06/15/45)(d)(i)	0.22%	09/04/13	50,008,556	50,000,000
RBC Capital Markets Corp., Term agreement dated 08/26/13, maturing value of $300,053,667 (collateralized by Corporate obligations valued at $315,000,000; 0%-9.82%, 09/13/13-11/15/46)(d)(i)	0.23%	09/23/13	300,053,667	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	225,001,250	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	46,946,909	46,946,596
Total Repurchase Agreements (Cost $2,055,257,712)				2,055,257,712
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,691,227,474)				21,691,227,474
OTHER ASSETS LESS LIABILITIES–0.01%				2,366,895
NET ASSETS–100.00%				$21,693,594,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short–Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $9,354,818,587, which represented 43.12% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Japan: 11.9%; Canada: 11.4%; France: 10.2%; Australia: 5.3%; other countries less than 5% each: 16.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–60.96%(a)
Asset-Backed Securities–Consumer Receivables–2.29%
Salisbury Receivables, LLC(b)	0.16%	10/07/13	$25,000	$24,996,000
Sheffield Receivables Corp.(b)	0.16%	10/03/13	40,000	39,994,311
				64,990,311

Asset-Backed Securities–Fully Supported–1.23%
Kells Funding, LLC (CEP–Federal Republic of Germany)(b)(c)	0.16%	09/19/13	35,000	34,997,200

Asset-Backed Securities–Fully Supported Bank–18.37%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	100,000	99,998,833
Cancara Asset Securitisaton, LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.19%	10/22/13	90,000	89,975,775
Gemini Securitization Corp., LLC (CEP–Deutsche Bank)(b)(c)	0.15%	09/12/13	75,000	74,996,563
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	90,000	89,983,350
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/15/13	50,000	49,986,555
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	15,000	14,999,233
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.16%	09/09/13	47,000	46,998,329
Newport Funding Corp. (CEP–Deutsche Bank)(b)(c)	0.16%	09/23/13	55,000	54,994,622
				521,933,260

Asset-Backed Securities–Multi-Purpose–12.88%
Atlantic Asset Securitization, LLC(b)	0.21%	02/19/14	58,000	58,000,000
CAFCO, LLC(b)	0.15%	09/19/13	35,000	34,997,375
CAFCO, LLC(b)	0.15%	10/01/13	55,000	54,993,125
CRC Funding, LLC(b)	0.15%	10/02/13	50,000	49,993,542
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/11/13	32,922	32,916,879
Regency Markets No. 1, LLC(b)(c)	0.15%	09/16/13	25,000	24,998,437
Regency Markets No. 1, LLC(b)(c)	0.15%	09/20/13	80,000	79,993,667
Scaldis Capital, Ltd.(b)(c)	0.15%	09/30/13	30,000	29,996,375
				365,889,400

Asset-Backed Securities–Trade Receivables–3.52%
Market Street Funding, LLC(b)	0.16%	09/24/13	50,000	49,994,889
Market Street Funding, LLC(b)	0.14%	09/25/13	30,000	29,997,200
Market Street Funding, LLC(b)	0.15%	10/09/13	20,007	20,003,832
				99,995,921

Consumer Finance–2.94%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	33,500	33,497,301
Toyota Motor Credit Corp.(c)	0.08%	09/20/13	50,000	49,997,888
				83,495,189

Diversified Banks–5.63%
Credit Agricole North America, Inc.(c)	0.13%	09/04/13	25,000	24,999,729
Lloyds TSB Bank PLC(c)	0.14%	09/03/13	25,000	24,999,806
Oversea–Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	50,000	49,996,750
Societe Generale North America, Inc.(c)	0.13%	09/05/13	30,000	29,999,583
Societe Generale North America, Inc.(c)	0.12%	09/11/13	30,000	29,999,042
				159,994,910

Industrial Conglomerates–1.76%
General Electric Capital Co.	0.06%	09/03/13	50,000	49,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–4.05%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	$70,000	$69,999,300
MetLife Short Term Funding, LLC(b)	0.12%	09/13/13	45,000	44,998,200
				114,997,500

Municipal Commercial Paper–2.26%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2005A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	34,981	34,981,000
Series 2008A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	29,330	29,330,000
				64,311,000

Regional Banks–1.81%
Banque et Caisse d’Epargne de L’Etat(c)	0.16%	09/06/13	26,435	26,434,413
Landesbank Hessen-Thuringen Girozentrale(b)(c)	0.15%	09/13/13	25,000	24,998,750
				51,433,163

Specialized Finance–4.22%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	20,000	19,998,667
Kreditanstalt Fur Wiederaufbau(b)(c)	0.11%	09/13/13	100,000	99,996,333
				119,995,000
Total Commercial Paper (Cost $1,732,032,687)				1,732,032,687

Certificates of Deposit–14.08%
Bank of Montreal(c)	0.10%	09/20/13	40,000	40,000,000
Bank of Montreal(c)	0.12%	09/20/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.12%	09/03/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	100,000	100,000,000
Mizuho Corporate Bank, Ltd.(c)	0.16%	09/03/13	25,000	25,000,000
Sumitomo Mitsui Banking Corp.(c)	0.10%	09/04/13	20,000	20,000,000
Swedbank AB(c)	0.09%	09/03/13	90,000	90,000,000
Total Certificates of Deposit (Cost $400,000,000)				400,000,000

Variable Rate Demand Notes–9.79%(e)
Credit Enhanced–9.79%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.06%	11/01/40	5,890	5,890,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.06%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity–Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.06%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.06%	12/01/28	5,655	5,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	03/01/30	$1,800	$1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.05%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.08%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.07%	01/01/18	5,600	5,600,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.06%	10/01/33	14,465	14,465,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	01/01/24	30,500	30,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.07%	04/01/32	1,845	1,845,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.10%	09/01/27	2,815	2,815,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/23	5,740	5,740,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.06%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/36	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	03/01/36	$5,900	$5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $278,164,000)				278,164,000

U.S. Government Sponsored Agency Securities–1.93%
Federal Home Loan Bank (FHLB)–1.93%
Unsec. Disc. Notes(a) (Cost $54,848,614)	0.04%	09/27/13	54,850	54,848,614

U.S. Treasury Bills–0.88%(a)
U.S. Treasury Bills (Cost $24,999,861)	0.05%	09/05/13	25,000	24,999,861
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.64% (Cost $2,490,045,162)				2,490,045,162

			Repurchase Amount
Repurchase Agreements–12.36%(f)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $45,023,188 (collateralized by Mortgage–backed securities & other instruments valued at $48,936,176; 0%-10.75%, 09/19/13-09/01/47)	0.53%	10/04/13	45,023,188	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,365,029; 0%-19.00%, 11/01/13-06/12/50)(g)	0.48%	10/28/13	55,044,733	55,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 06/01/15-06/15/45)(c)(g)	0.22%	09/04/13	50,008,556	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	201,096,554	201,095,213
Total Repurchase Agreements (Cost $351,095,213)				351,095,213
TOTAL INVESTMENTS(h)(i)–100.00% (Cost $2,841,140,375)				2,841,140,375
OTHER ASSETS LESS LIABILITIES–(0.00)%				(121,539)
NET ASSETS–100.00%				$2,841,018,836

Investment Abbreviations:

CEP	— Credit Enhancement Provider
Disc.	— Discounted
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation

IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding

RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,384,714,643, which represented 48.74% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.2%; Germany: 11.4%; Japan: 8.7%; France: 8.3%; Canada: 5.3%; other countries less than 5% each: 10.5%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bank, N.A.	7.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.94%
U.S. Treasury Bills–35.04%(a)
U.S. Treasury Bills	0.05%	09/05/13	$300,000	$299,998,500
U.S. Treasury Bills	0.06%	09/05/13	390,000	389,997,617
U.S. Treasury Bills	0.04%	09/12/13	300,000	299,996,792
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,996,000
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,985,778
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,984,889
U.S. Treasury Bills	0.05%	10/10/13	300,000	299,983,750
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,976,979
U.S. Treasury Bills	0.03%	10/17/13	300,000	299,988,117
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,961,986
U.S. Treasury Bills	0.04%	10/24/13	350,000	349,981,966
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,962,458
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,960,000
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,952,208
U.S. Treasury Bills	0.05%	11/21/13	350,000	349,959,528
U.S. Treasury Bills	0.04%	11/29/13	340,000	339,966,378
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,939,554
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,904,333
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,898,889
U.S. Treasury Bills	0.06%	02/27/14	100,000	99,972,156
U.S. Treasury Bills	0.07%	02/27/14	400,000	399,874,203
				6,179,242,081

U.S. Treasury Notes–16.90%
U.S. Treasury Notes	0.50%	10/15/13	300,000	300,163,421
U.S. Treasury Notes	0.25%	10/31/13	850,000	850,200,161
U.S. Treasury Notes	4.25%	11/15/13	600,000	605,126,868
U.S. Treasury Notes	0.25%	11/30/13	550,000	550,231,178
U.S. Treasury Notes	1.00%	01/15/14	450,000	451,528,889
U.S. Treasury Notes	1.75%	01/31/14	221,000	222,510,482
				2,979,760,999
Total U.S. Treasury Securities (Cost $9,159,003,080)				9,159,003,080
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $9,159,003,080)				9,159,003,080

			Repurchase Amount
Repurchase Agreements–48.01%(b)
Barclays Capital Inc., Agreement dated 08/30/13, maturing value of $595,002,644 (collateralized by U.S. Treasury obligations valued at $606,900,073; 0.75%-4.00%, 09/15/13-01/31/18)	0.04%	09/03/13	595,002,644	595,000,000
BMO Capital Markets Corp., Agreement dated 08/30/13, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.13%-10.63%, 08/31/13-02/15/43)	0.04%	09/03/13	400,001,778	400,000,000
BNP Paribas Securities Corp., Agreement dated 08/30/13, maturing value of $295,001,311 (collateralized by U.S. Treasury obligations valued at $300,900,064; 0%-3.13%, 01/09/14-05/15/21)	0.04%	09/03/13	295,001,311	295,000,000
BNP Paribas Securities Corp., Term agreement dated 07/30/13, maturing value of $500,035,000 (collateralized by U.S. Treasury obligations valued at $510,000,028; 0.13%-2.00%, 07/15/14-07/15/21)(c)	0.04%	10/01/13	500,035,000	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 07/15/13, maturing value of $500,063,889 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.63%-3.63%, 01/15/15-04/15/32)(c)	0.05%	10/15/13	$500,063,889	$500,000,000
CIBC World Markets Corp., Agreement dated 08/30/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,003,461; 0%, 10/10/13-10/17/13)	0.04%	09/03/13	100,000,444	100,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $350,001,556 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-4.38%, 01/15/14-05/15/40)	0.04%	09/03/13	350,001,556	350,000,000
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-8.75%, 11/15/13-02/15/43)c)	0.02%	09/04/13	500,001,944	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	750,003,333	750,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	630,002,800	630,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 07/15/13, maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,000,092; 0%, 08/15/16-02/15/41)	0.06%	09/13/13	250,025,000	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	257,868,178	257,866,745
Deutsche Bank Securities Inc., Term agreement dated 07/08/13, maturing value of $500,088,472 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.75%, 09/30/13-02/15/42)(c)	0.07%	10/07/13	500,088,472	500,000,000
HSBC Securities (USA) Inc., Agreement dated 08/30/13, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,005,412; 2.38%-6.38%, 07/31/17-11/15/40)	0.04%	09/03/13	250,001,111	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/27/13, maturing value of $600,002,333 (collateralized by U.S. Treasury obligations valued at $612,000,053; 0.13%-6.00%, 11/30/13-08/15/42)(c)	0.02%	09/03/13	600,002,333	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/30/13, maturing value of $189,933,069 (collateralized by U.S. Treasury obligations valued at $193,731,090; 0.25%-3.50%, 05/15/16-05/15/20)	0.03%	09/03/13	189,933,069	189,932,436
Morgan Stanley, Agreement dated 08/30/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,053; 0%-4.25%, 01/30/14-04/15/18)	0.04%	09/03/13	200,000,889	200,000,000
RBS Securities Inc., Agreement dated 08/30/13, maturing value of $300,001,333 (collateralized by U.S. Treasury obligations valued at $306,002,921; 0.13%-2.00%, 01/15/14-01/15/22)	0.04%	09/03/13	300,001,333	300,000,000
RBS Securities Inc., Term agreement dated 07/02/13, maturing value of $300,046,000 (collateralized by U.S. Treasury obligations valued at $306,001,996; 0.13%-1.25%, 04/15/14-01/15/23)(c)	0.06%	10/02/13	300,046,000	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	500,002,778	500,000,000
Wells Fargo Securities, LLC, Agreement dated 08/30/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,053,910; 0%-11.25%, 08/31/13-08/15/43)	0.04%	09/03/13	500,002,222	500,000,000
Total Repurchase Agreements (Cost $8,467,799,181)				8,467,799,181
TOTAL INVESTMENTS(d)–99.95% (Cost $17,626,802,261)				17,626,802,261
OTHER ASSETS LESS LIABILITIES–0.05%				8,150,031
NET ASSETS–100.00%				$17,634,952,292

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.14%
Federal Farm Credit Bank (FFCB)–2.96%
Unsec. Disc. Notes(a)	0.03%	09/04/13	$50,000	$49,999,875
Unsec. Disc. Notes(a)	0.10%	10/15/13	50,000	49,993,889
Unsec. Notes(b)	0.13%	01/14/14	75,000	74,997,143
Unsec. Notes(b)	0.18%	01/14/14	25,000	24,999,066
				199,989,973

Federal Home Loan Bank (FHLB)–31.93%
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,508
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,920
Unsec. Bonds	0.11%	01/29/14	75,000	74,994,497
Unsec. Bonds	0.09%	01/30/14	50,000	49,995,398
Unsec. Bonds	0.13%	04/11/14	50,000	49,986,396
Unsec. Disc. Notes(a)	0.00%	09/03/13	59,250	59,250,347
Unsec. Disc. Notes(a)	0.10%	10/02/13	55,300	55,295,047
Unsec. Disc. Notes(a)	0.07%	10/11/13	75,000	74,994,417
Unsec. Disc. Notes(a)	0.06%	10/16/13	50,000	49,996,250
Unsec. Disc. Notes(a)	0.11%	10/16/13	65,000	64,991,144
Unsec. Disc. Notes(a)	0.06%	10/18/13	75,000	74,994,614
Unsec. Disc. Notes(a)	0.11%	10/18/13	15,000	14,997,846
Unsec. Disc. Notes(a)	0.12%	10/18/13	50,000	49,992,167
Unsec. Disc. Notes(a)	0.05%	10/23/13	36,000	35,997,400
Unsec. Disc. Notes(a)	0.10%	10/23/13	75,000	74,988,950
Unsec. Disc. Notes(a)	0.05%	10/24/13	75,000	74,994,479
Unsec. Disc. Notes(a)	0.10%	10/25/13	50,000	49,992,500
Unsec. Disc. Notes(a)	0.05%	10/28/13	75,000	74,994,062
Unsec. Disc. Notes(a)	0.10%	10/30/13	50,000	49,991,560
Unsec. Disc. Notes(a)	0.05%	11/27/13	75,000	74,990,756
Unsec. Disc. Notes(a)	0.12%	01/02/14	60,000	59,975,400
Unsec. Disc. Notes(a)	0.12%	01/03/14	65,000	64,973,133
Unsec. Disc. Notes(a)	0.10%	01/17/14	50,000	49,981,792
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,981,529
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,998,633
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,996,406
Unsec. Global Bonds(b)	0.12%	04/25/14	125,000	125,003,610
Unsec. Global Notes(b)	0.13%	02/28/14	60,000	59,995,634
Unsec. Global Notes(b)	0.15%	04/04/14	80,000	79,992,824
Unsec. Global Notes(b)	0.12%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.13%	05/01/14	75,000	75,000,391
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,980,101
Sr. Unsec. Notes(b)	0.15%	11/13/13	50,000	50,005,558
Unsec. Notes(b)	0.10%	09/10/13	75,000	74,999,247
Unsec. Notes(b)	0.13%	02/05/14	75,000	75,000,000
				2,155,322,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–6.44%
Unsec. Disc. Notes(a)	0.10%	10/15/13	$52,500	$52,493,583
Unsec. Disc. Notes(a)	0.11%	10/15/13	65,000	64,991,499
Unsec. Disc. Notes(a)	0.10%	10/21/13	127,500	127,482,292
Unsec. Disc. Notes(a)	0.12%	01/06/14	65,000	64,972,483
Unsec. Disc. Notes(a)	0.11%	01/13/14	75,000	74,970,688
Unsec. Global Bonds	0.38%	10/30/13	50,000	50,025,165
				434,935,710

Federal National Mortgage Association (FNMA)–5.52%
Unsec. Disc. Notes(a)	0.15%	09/03/13	50,000	49,999,583
Unsec. Disc. Notes(a)	0.10%	11/06/13	55,000	54,989,917
Unsec. Disc. Notes(a)	0.10%	11/27/13	30,808	30,800,555
Unsec. Disc. Notes(a)	0.12%	01/02/14	50,000	49,979,500
Unsec. Disc. Notes(a)	0.09%	01/08/14	37,000	36,988,068
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,982,125
Unsec. Disc. Notes(a)	0.10%	02/05/14	50,000	49,978,194
Unsec. Disc. Notes(a)	0.10%	02/12/14	50,000	49,976,767
				372,694,709

Overseas Private Investment Corp. (OPIC)–1.29%
Gtd. VRD COP Bonds(c)	0.13%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.14%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,249,942,908)				3,249,942,908
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $3,249,942,908)				3,249,942,908

			Repurchase Amount
Repurchase Agreements–51.87%(d)
Barclays Capital Inc., Joint term agreement dated 08/30/13, aggregate maturing value of $400,003,111 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $408,000,030; 0%-5.63%, 09/13/13-01/15/48)(e)	0.04%	09/06/13	350,002,722	350,000,000
BMO Capital Markets Corp., Joint agreement dated 08/30/13, aggregate maturing value of $200,001,111 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $204,000,538; 0%-7.63%, 10/17/13-05/15/29)	0.05%	09/03/13	130,000,722	130,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/30/13, aggregate maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,326; 0.25%-7.25%, 08/20/14-07/30/41)	0.05%	09/03/13	180,001,000	180,000,000
BNP Paribas Securities Corp., Joint term agreement dated 07/15/13, aggregate maturing value of $300,046,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,295; 0%-6.25%, 09/27/13-01/18/33)(e)	0.06%	10/15/13	250,038,333	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	50,000,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $510,000,056; 0%-4.38%, 11/07/13-08/15/40)	0.05%	09/03/13	350,001,945	350,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	350,001,555	350,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,648; 0%-5.50%, 11/29/13-01/15/30)	0.05%	09/03/13	250,001,389	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,672; 0%-6.75%, 09/11/13-09/15/60)(e)	0.03%	09/04/13	$250,001,458	$250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	36,646,359	36,646,155
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	75,000,500	75,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 07/08/13, aggregate maturing value of $350,070,778 (collateralized by U.S. Government sponsored agency obligations valued at $357,417,094; 0%-9.80%, 10/07/13-09/15/60)(e)	0.08%	10/07/13	300,060,667	300,000,000
Goldman, Sachs & Co., Joint agreement dated 08/30/13, aggregate maturing value of $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,789; 0.50%-7.13%, 02/24/15-07/15/37)	0.04%	09/03/13	230,001,022	230,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/27/13, aggregate maturing value of $350,001,361 (collateralized by U.S. Treasury obligations valued at $357,000,069; 0.75%-2.38%, 12/31/17-06/30/18)(e)	0.02%	09/03/13	300,001,167	300,000,000
Societe Generale, Joint term agreement dated 08/27/13, aggregate maturing value of $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $360,268,969; 0%-5.38%, 07/15/20-04/01/56)(e)	0.03%	09/03/13	300,001,750	300,000,000
Societe Generale, Agreement dated 08/30/13, maturing value of $100,000,667 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,148; 0%-5.13%, 01/02/14-11/01/25)	0.06%	09/03/13	100,000,667	100,000,000
Total Repurchase Agreements (Cost $3,501,646,155)				3,501,646,155
TOTAL INVESTMENTS(f)–100.01% (Cost $6,751,589,063)				6,751,589,063
OTHER ASSETS LESS LIABILITIES–(0.01)%				(954,511)
NET ASSETS–100.00%				$6,750,634,552

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–70.95%
Federal Farm Credit Bank (FFCB)–10.51%
Unsec. Bonds(a)	0.13%	01/14/14	$5,000	$4,999,810
Unsec. Disc. Notes(b)	0.03%	10/03/13	10,000	9,999,733
Unsec. Disc. Notes(b)	0.10%	10/16/13	15,000	14,998,125
Unsec. Disc. Notes(b)	0.04%	10/21/13	15,000	14,999,167
Unsec. Disc. Notes(b)	0.04%	10/22/13	15,000	14,999,150
Unsec. Disc. Notes(b)	0.10%	10/28/13	15,000	14,997,625
Unsec. Disc. Notes(b)	0.08%	01/09/14	10,000	9,997,111
				84,990,721

Federal Home Loan Bank (FHLB)–57.35%
Unsec. Disc. Notes(b)	0.00%	09/03/13	40,750	40,749,653
Unsec. Disc. Notes(b)	0.02%	09/04/13	100,000	99,999,875
Unsec. Disc. Notes(b)	0.02%	09/13/13	25,000	24,999,833
Unsec. Disc. Notes(b)	0.03%	09/18/13	10,000	9,999,858
Unsec. Disc. Notes(b)	0.08%	10/02/13	15,000	14,999,031
Unsec. Disc. Notes(b)	0.10%	10/02/13	15,000	14,998,683
Unsec. Disc. Notes(b)	0.10%	10/03/13	10,000	9,999,111
Unsec. Disc. Notes(b)	0.11%	10/09/13	9,500	9,498,947
Unsec. Disc. Notes(b)	0.07%	10/11/13	20,000	19,998,511
Unsec. Disc. Notes(b)	0.11%	10/16/13	15,000	14,997,975
Unsec. Disc. Notes(b)	0.05%	10/18/13	10,000	9,999,347
Unsec. Disc. Notes(b)	0.11%	10/18/13	10,000	9,998,564
Unsec. Disc. Notes(b)	0.05%	10/23/13	15,000	14,999,025
Unsec. Disc. Notes(b)	0.10%	10/23/13	15,000	14,997,833
Unsec. Disc. Notes(b)	0.10%	10/30/13	15,000	14,997,468
Unsec. Disc. Notes(b)	0.10%	11/08/13	15,000	14,997,167
Unsec. Disc. Notes(b)	0.10%	11/13/13	15,000	14,996,958
Unsec. Disc. Notes(b)	0.13%	12/04/13	8,900	8,897,095
Unsec. Disc. Notes(b)	0.13%	12/13/13	8,856	8,852,833
Unsec. Disc. Notes(b)	0.13%	01/02/14	10,000	9,995,729
Unsec. Disc. Notes(b)	0.12%	01/08/14	10,000	9,995,879
Unsec. Disc. Notes(b)	0.10%	01/15/14	10,000	9,996,411
Unsec. Disc. Notes(b)	0.09%	01/17/14	10,960	10,956,219
Unsec. Disc. Notes(b)	0.09%	01/22/14	10,000	9,996,425
Unsec. Disc. Notes(b)	0.09%	02/07/14	10,000	9,996,025
Unsec. Disc. Notes(b)	0.09%	02/21/14	10,000	9,995,675
Unsec. Notes(a)	0.10%	09/10/13	10,000	9,999,900
Unsec. Global Bonds(a)	0.12%	04/25/14	10,000	10,000,000
				463,910,030

Tennessee Valley Authority (TVA)–3.09%
Sr. Unsec. Disc. Notes(b)	0.03%	09/19/13	25,000	24,999,625
Total U.S. Government Sponsored Agency Securities (Cost $573,900,376)				573,900,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–29.06%(b)
U.S. Treasury Bills	0.04%	09/05/13	$35,000	$34,999,835
U.S. Treasury Bills	0.01%	09/12/13	25,020	25,019,923
U.S. Treasury Bills	0.02%	09/12/13	25,000	24,999,885
U.S. Treasury Bills	0.05%	09/19/13	50,000	49,998,875
U.S. Treasury Bills	0.04%	09/26/13	50,000	49,998,785
U.S. Treasury Bills	0.04%	11/29/13	50,000	49,995,057
Total U.S. Treasury Bills (Cost $235,012,360)				235,012,360
TOTAL INVESTMENTS(c)–100.01% (Cost $808,912,736)				808,912,736
OTHER ASSETS LESS LIABILITIES–(0.01)%				(55,152)
NET ASSETS–100.00%				$808,857,584

Investment Abbreviations:

Disc.	— Discounted
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.38%
Alabama–2.09%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$2,725	$2,765,079
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				15,765,079

Alaska–0.17%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,281,787

Arizona–2.74%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.09%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.08%	12/01/37	13,195	13,195,000
				20,625,000

Colorado–3.96%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.24%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(d)(e)	0.42%	12/01/30	6,950	6,950,000
				29,825,000

District of Columbia–0.36%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.22%	01/01/29	2,705	2,705,000

Florida–2.21%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.06%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.71%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short–Term Investments Trust

Tax–Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)(f)	0.06%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–3.32%
Hawaii Pacific Health (Department of Budget and Finance of the State of Hawaii); Series 2004 B, VRD Special Purpose RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	07/01/33	25,000	25,000,000

Illinois–8.65%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(c)(d)(e)	0.25%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.17%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(c)(d)	0.07%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008–B, VRD RB(c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.08%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,357,235
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/15/22	4,300	4,300,000
				65,192,235

Indiana–6.45%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/32	9,200	9,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.04%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.05%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.17%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(c)	0.07%	05/15/38	14,000	14,000,000
				48,640,000

Iowa–0.53%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(c)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/15/14	$2,000	$2,024,475
				4,024,475

Kansas–0.41%
Wichita (City of);
Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,000,076
Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,075,671
				3,075,747

Kentucky–1.88%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/30	14,200	14,200,000

Maryland–3.44%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,163,242
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimted Tax GO Bonds	5.00%	05/01/14	6,000	6,190,455
				25,958,697

Massachusetts–0.83%
University of Massachusetts Building Authority; Series 2013 B-1, Commerical Paper Notes	0.15%	01/13/14	6,250	6,250,000

Michigan–3.19%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.05%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.05%	08/15/32	1,615	1,615,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,265,043
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/22	6,570	6,570,000
				24,065,043

Minnesota–0.77%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.10%	04/01/37	5,835	5,835,000

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.04%	12/01/30	1,000	1,000,000

Missouri–5.22%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.22%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–Enterprise Bank & Trust)(c)(d)	0.06%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.09%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–BMO Harris Bank, N.A.)(c)(d)(e)	0.05%	11/15/43	17,500	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.08%	12/01/15	$3,950	$3,950,000
				39,365,000

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.07%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.06%	09/01/37	900	900,000
				6,900,000

New York–0.46%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.05%	11/01/31	3,485	3,485,000

Ohio–6.47%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/01/37	34,675	34,675,000
				48,775,000

Oklahoma–0.20%
Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,525,074

Oregon–2.23%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.05%	06/01/37	13,700	13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,084,877
				16,784,877

Pennsylvania–15.52%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(c)(d)(e)	0.07%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	09/01/18	2,025	2,025,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.04%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	10/15/25	7,390	7,390,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.08%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)(e)	0.06%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/24	6,915	6,915,000
				117,025,000

Rhode Island–3.31%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	09/01/37	24,945	24,945,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.34%
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.05%	11/01/32	$32,740	$32,740,000

Tennessee–2.32%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,100,723
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,007,799
				17,483,522

Texas–9.53%
Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,486,296
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(e)	0.12%	10/09/13	7,000	7,000,000
Series 2013 H-2, GO Commercial Paper Notes	0.12%	10/10/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,021,697
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	912,019
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,572,848
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,118,183
				71,871,043

Utah–0.42%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(c)	0.11%	04/01/42	3,125	3,125,000

Virginia–1.73%
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.09%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,240,295
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,289,007
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.10%	12/01/19	740	740,000
				13,069,302

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.26%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.28%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC–BMO Harris N.A.)(c)(d)(e)	0.05%	08/01/40	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/36	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/32	$8,805	$8,805,000
				39,655,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–102.38% (Cost $771,786,881)				771,786,881
OTHER ASSETS LESS LIABILITIES–(2.38)%				(17,918,984)
NET ASSETS–100.00%				$753,867,897

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom 9.2%; Canada 8.2%; other countries less than 5% each: 2.3%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $30,385,000, which represented 4.03% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.1%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	7.9
BMO Harris, N.A.	6.4
Federal National Mortgage Association	5.4
TD Bank, N.A.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$19,635,969,762	$2,490,045,162	$9,159,003,080	$3,249,942,908	$808,912,736	$771,786,881
Repurchase agreements, at value and cost	2,055,257,712	351,095,213	8,467,799,181	3,501,646,155	—	—
Total investments, at value and cost	21,691,227,474	2,841,140,375	17,626,802,261	6,751,589,063	808,912,736	771,786,881
Cash	—	—	—	—	—	30,210
Receivable for:
Investments sold	5,060,093	620,009	—	—	—	2,855,005
Interest	2,577,719	127,803	10,280,823	331,908	2,975	575,632
Fund expenses absorbed	393,790	237,823	1,517,120	616,234	83,684	121,413
Investment for trustee deferred compensation and retirement plans	559,348	265,549	271,895	113,692	52,261	100,848
Other assets	28,137	153,588	51,656	58,966	29,486	70,382
Total assets	21,699,846,561	2,842,545,147	17,638,923,755	6,752,709,863	809,081,142	775,540,371

Liabilities:
Payable for:
Amount due custodian	8,503	—	—	—	—	—
Investments purchased	—	—	—	—	—	21,118,183
Dividends	1,386,185	45,700	306,148	109,193	13,813	13,888
Accrued fees to affiliates	868,274	215,147	1,247,316	724,719	23,503	71,872
Accrued trustees’ and officer’s fees and benefits	44,395	10,188	37,359	15,006	5,616	4,790
Accrued operating expenses	26,585	65,500	196,055	201,159	43,504	36,930
Trustee deferred compensation and retirement plans	3,918,250	1,189,776	2,184,585	1,025,234	137,122	426,811
Total liabilities	6,252,192	1,526,311	3,971,463	2,075,311	223,558	21,672,474
Net assets applicable to shares outstanding	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

Net assets consist of:
Shares of beneficial interest	$21,691,277,159	$2,839,830,039	$17,634,821,108	$6,750,500,763	$808,835,141	$753,996,277
Undistributed net investment income	2,468,855	1,134,859	131,184	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(151,645)	53,938	—	—	11,183	(78,178)
	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,681,985,624	$2,012,516,863	$7,421,436,074	$4,439,498,552	$744,577,364	$516,165,837
Private Investment Class	$370,058,834	$166,612,192	$583,020,317	$358,382,702	$20,035,846	$52,446,063
Personal Investment Class	$156,031,658	$98,912,687	$131,879,562	$48,699,786	$6,195,176	$4,780,781
Cash Management Class	$744,301,265	$451,190,014	$6,226,818,583	$635,000,856	$31,552,573	$107,925,716
Reserve Class	$175,831,571	$16,254,296	$106,231,996	$289,171,003	$1,295,747	$32,804,041
Resource Class	$68,809,373	$27,010,779	$328,395,524	$144,337,050	$5,190,861	$8,295,373
Corporate Class	$1,496,576,044	$68,522,005	$2,837,170,236	$835,544,603	$10,017	$31,450,086

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,679,984,590	2,012,509,586	7,421,135,833	4,439,445,147	744,536,411	516,162,217
Private Investment Class	370,015,314	166,611,581	582,995,278	358,378,387	20,034,809	52,445,693
Personal Investment Class	156,013,403	98,912,213	131,874,250	48,699,186	6,194,835	4,780,742
Cash Management Class	744,216,093	451,188,493	6,226,590,397	634,987,305	31,550,870	107,924,959
Reserve Class	175,810,710	16,254,236	106,227,708	289,167,499	1,295,677	32,803,792
Resource Class	68,802,250	27,010,682	328,382,298	144,335,596	5,190,582	8,295,316
Corporate Class	1,496,434,296	68,521,680	2,837,051,350	835,534,318	10,018	31,449,866
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$55,614,075	$5,765,674	$19,073,402	$8,507,519	$772,654	$1,239,379

Expenses:
Advisory fees	31,585,694	4,495,016	26,103,848	6,485,374	1,277,720	1,809,100
Administrative services fees	1,111,714	569,568	1,002,077	674,561	237,626	209,296
Custodian fees	675,176	110,129	548,950	309,411	32,612	24,648
Distribution fees:
Private Investment Class	1,749,643	782,330	3,749,946	1,998,105	150,428	317,186
Personal Investment Class	816,359	744,568	983,344	202,952	30,730	23,041
Cash Management Class	802,809	409,245	6,127,355	930,633	26,255	94,956
Reserve Class	1,269,079	154,930	543,195	2,552,082	13,402	326,246
Resource Class	192,174	83,321	664,632	285,059	16,478	27,610
Corporate Class	510,269	57,229	739,439	188,930	1,252	11,239
Transfer agent fees	1,895,142	269,701	1,564,967	720,328	81,242	70,159
Trustees’ and officers’ fees and benefits	680,508	124,584	569,855	228,949	47,573	48,996
Other	885,873	266,900	743,349	548,702	161,427	166,405
Total expenses	42,174,440	8,067,521	43,340,957	15,125,086	2,076,745	3,128,882
Less: Fees waived	(10,849,500)	(4,764,642)	(27,791,120)	(8,079,925)	(1,546,401)	(2,338,304)
Net expenses	31,324,940	3,302,879	15,549,837	7,045,161	530,344	790,578
Net investment income	24,289,135	2,462,795	3,523,565	1,462,358	242,310	448,801

Realized and unrealized gain from:
Net realized gain from Investment securities	215,041	53,938	91,160	3,505	11,183	394
Net increase in net assets resulting from operations	$24,504,176	$2,516,733	$3,614,725	$1,465,863	$253,493	$449,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the years ended August 31, 2013 and 2012

	Liquid Assets Portfolio		STIC Prime Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$24,289,135	$25,157,094	$2,462,795	$2,123,775
Net realized gain (loss)	215,041	(293,864)	53,938	294,493
Net increase in net assets resulting from operations	24,504,176	24,863,230	2,516,733	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(21,918,580)	(22,653,197)	(1,451,843)	(1,970,544)
Private Investment Class	(70,203)	(91,059)	(84,504)	(159,676)
Personal Investment Class	(21,838)	(20,510)	(55,281)	(56,186)
Cash Management Class	(409,336)	(549,401)	(233,107)	(298,814)
Reserve Class	(25,476)	(20,900)	(8,350)	(5,540)
Resource Class	(19,237)	(32,103)	(24,454)	(22,143)
Corporate Class	(1,722,822)	(1,891,596)	(136,017)	(75,876)
Total distributions from net investment income	(24,187,492)	(25,258,766)	(1,993,556)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	2,629,835,972	811,900,804	(325,501,333)	445,421,945
Private Investment Class	(2,391,762)	(129,163,894)	6,780,235	(107,860,105)
Personal Investment Class	53,394,290	(5,049,935)	26,547,642	(12,026,107)
Cash Management Class	(41,391,219)	(781,536,081)	92,814,318	(93,221,563)
Reserve Class	78,585,760	6,998,794	(137,115)	9,601,823
Resource Class	(72,249,334)	(35,990,962)	(27,421,643)	25,248,010
Corporate Class	(440,549,241)	78,500,235	(28,118,507)	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	2,205,234,466	(54,341,039)	(255,036,403)	261,190,619
Net increase (decrease) in net assets	2,205,551,150	(54,736,575)	(254,513,226)	261,020,108

Net assets:
Beginning of year	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of year*	$21,693,594,369	$19,488,043,219	$2,841,018,836	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,855	$2,367,212	$1,134,859	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Treasury Portfolio		Government & Agency Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$3,523,565	$3,238,690	$1,462,358	$1,738,760
Net realized gain	91,160	50,407	3,505	27,193
Net increase in net assets resulting from operations	3,614,725	3,289,097	1,465,863	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(1,544,193)	(1,086,755)	(980,573)	(1,033,531)
Private Investment Class	(150,556)	(155,889)	(80,213)	(91,310)
Personal Investment Class	(26,315)	(32,903)	(5,433)	(2,868)
Cash Management Class	(1,230,057)	(1,375,936)	(189,876)	(300,323)
Reserve Class	(10,903)	(16,233)	(51,231)	(45,177)
Resource Class	(66,710)	(56,850)	(28,610)	(45,960)
Corporate Class	(494,831)	(514,124)	(126,422)	(219,591)
Total distributions from net investment income	(3,523,565)	(3,238,690)	(1,462,358)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions–net:
Institutional Class	407,062,365	1,834,112,962	667,341,526	(1,883,220,830)
Private Investment Class	(225,028,325)	(36,853,689)	(23,579,784)	(167,828,533)
Personal Investment Class	5,043,390	(58,382,432)	35,144,911	(1,134,450)
Cash Management Class	1,297,688,447	(1,449,829,654)	(38,517,720)	(1,000,924,066)
Reserve Class	81,040,702	(123,454,493)	24,882,972	193,913,087
Resource Class	52,057,764	(17,144,597)	(6,562,776)	(121,226,628)
Corporate Class	834,384,980	146,476,752	330,553,912	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	2,452,249,323	294,924,849	989,263,041	(3,819,655,830)
Net increase (decrease) in net assets	2,451,716,032	294,040,227	988,774,120	(3,819,803,659)

Net assets:
Beginning of year	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of year*	$17,634,952,292	$15,183,236,260	$6,750,634,552	$5,761,860,432
* Includes accumulated undistributed net investment income	$131,184	$664,475	$133,789	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$242,310	$163,684	$448,801	$474,942
Net realized gain	11,183	13,675	394	—
Net increase in net assets resulting from operations	253,493	177,359	449,195	474,942

Distributions to shareholders from net investment income:
Institutional Class	(222,382)	(143,288)	(309,956)	(313,662)
Private Investment Class	(7,591)	(7,051)	(35,465)	(49,272)
Personal Investment Class	(1,060)	(941)	(1,620)	(2,080)
Cash Management Class	(7,170)	(6,788)	(52,352)	(62,337)
Reserve Class	(352)	(417)	(17,740)	(14,456)
Resource Class	(2,079)	(2,984)	(8,146)	(12,162)
Corporate Class	(1,676)	(2,215)	(23,522)	(20,973)
Total distributions from net investment income	(242,310)	(163,684)	(448,801)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions–net:
Institutional Class	312,726,590	55,882,200	20,867,865	(6,724,666)
Private Investment Class	(18,411,857)	(9,209,433)	(43,381,875)	(3,000,673)
Personal Investment Class	1,649,254	(255,316)	2,034,576	(1,467,962)
Cash Management Class	(1,895,459)	(5,916,215)	31,418,445	(29,853,031)
Reserve Class	(53,450)	477,453	7,448,266	7,073,577
Resource Class	(6,726,597)	(5,164,314)	(20,059,037)	3,754,782
Corporate Class	4	(50,832,006)	4,129,646	(634,156)
Net increase (decrease) in net assets resulting from share transactions	287,288,485	(15,017,631)	2,457,886	(30,852,129)
Net increase (decrease) in net assets	287,299,668	(15,051,952)	2,458,280	(30,852,129)

Net assets:
Beginning of year	521,557,916	536,609,868	751,409,617	782,261,746
End of year*	$808,857,584	$521,557,916	$753,867,897	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

August 31, 2013

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013.

45                         Short-Term Investments Trust

For the year ended August 31, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$7,336,942	$—
STIC Prime Portfolio	2,102,764	528,107
Treasury Portfolio	6,161,478	8,862,115
Government & Agency Portfolio	—	2,008,252
Government TaxAdvantage Portfolio	572,887	734,974
Tax-Free Cash Reserve Portfolio	369,053	1,168,987

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$687,674	$487,359	$32,497	$977,153	$84,780	N/A
STIC Prime Portfolio	448,956	533,846	277,603	132,776	60,740	$49,712
Treasury Portfolio	2,246,564	720,587	4,876,106	472,352	530,220	730,483
Government & Agency Portfolio	1,183,354	148,208	710,621	2,209,966	222,054	169,199
Government TaxAdvantage Portfolio	75,212	22,535	21,003	11,659	13,182	1,252
Tax-Free Cash Reserve Portfolio	158,587	16,896	75,964	283,829	22,087	11,239

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

46                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$699,857	$217,696	$160,562	$164,980	N/A	N/A
STIC Prime Portfolio	312,932	198,552	81,849	20,141	$16,664	N/A
Treasury Portfolio	1,499,978	262,225	1,225,471	70,615	132,926	N/A
Government & Agency Portfolio	799,242	54,120	186,127	331,770	57,012	N/A
Government TaxAdvantage Portfolio	75,214	8,194	5,251	1,743	3,295	N/A
Tax-Free Cash Reserve Portfolio	158,593	6,144	18,991	42,412	5,522	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$1,055,592,660	$1,161,210,418	$—
STIC Prime Portfolio	227,597,160	285,178,672	—
Tax-Free Cash Reserve Portfolio	1,278,615,824	1,163,901,128	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

47                         Short-Term Investments Trust

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2013 and 2012:

	2013	2012
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$24,187,492	$25,258,766
STIC Prime Portfolio	1,993,556	2,588,779
Treasury Portfolio	4,148,016	4,173,719
Government & Agency Portfolio	1,954,784	1,913,782
Government TaxAdvantage Portfolio	242,310	211,680
Tax-Free Cash Reserve Portfolio	448,801	474,942

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,310,796	$(3,841,941)	$(151,645)	$21,691,277,159	$21,693,594,369
STIC Prime Portfolio	2,342,345	(1,153,548)	—	2,839,830,039	2,841,018,836
Treasury Portfolio	2,278,676	(2,147,492)	—	17,634,821,108	17,634,952,292
Government & Agency Portfolio	1,143,514	(1,009,725)	—	6,750,500,763	6,750,634,552
Government TaxAdvantage Portfolio	152,436	(129,993)	—	808,835,141	808,857,584
Tax-Free Cash Reserve Portfolio	362,850	(413,052)	(78,178)	753,996,277	753,867,897

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$215,041
Tax-Free Cash Reserve Portfolio	394

The Funds have a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2013. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$294,493	$(294,493)	$—
Treasury Portfolio	(533,291)	533,291	—
Government & Agency Portfolio	(488,921)	488,921	—

48                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	159,299,902,193	$159,299,902,193	89,348,642,488	$89,348,642,488
Private Investment Class	1,949,199,266	1,949,199,266	1,457,491,082	1,457,491,082
Personal Investment Class	480,171,522	480,171,522	394,000,581	394,000,581
Cash Management Class	4,626,088,763	4,626,088,763	4,943,022,425	4,943,022,425
Reserve Class	1,070,630,153	1,070,630,153	798,059,349	798,059,349
Resource Class	370,992,270	370,992,270	949,447,727	949,447,727
Corporate Class	14,158,171,832	14,158,171,832	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	8,129,150	8,129,150	7,977,164	7,977,164
Private Investment Class	21,780	21,780	28,241	28,241
Personal Investment Class	17,072	17,072	16,939	16,939
Cash Management Class	207,523	207,523	243,762	243,762
Reserve Class	24,034	24,034	20,656	20,656
Resource Class	19,468	19,468	31,545	31,545
Corporate Class	950,291	950,291	652,399	652,399

Reacquired:
Institutional Class	(156,678,195,371)	(156,678,195,371)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(1,951,612,808)	(1,951,612,808)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(426,794,304)	(426,794,304)	(399,067,455)	(399,067,455)
Cash Management	(4,667,687,505)	(4,667,687,505)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(992,068,427)	(992,068,427)	(791,081,211)	(791,081,211)
Resource Class	(443,261,072)	(443,261,072)	(985,470,234)	(985,470,234)
Corporate Class	(14,599,671,364)	(14,599,671,364)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	2,205,234,466	$2,205,234,466	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,427,185,800	$6,427,185,800	8,818,749,285	$8,818,749,285
Private Investment Class	1,138,175,843	1,138,175,843	1,646,112,321	1,646,112,321
Personal Investment Class	2,045,639,772	2,045,639,772	2,023,470,801	2,023,470,801
Cash Management Class	2,764,492,641	2,764,492,641	2,918,490,012	2,918,490,012
Reserve Class	55,993,607	55,993,607	59,987,205	59,987,205
Resource Class	163,545,333	163,545,333	120,292,226	120,292,226
Corporate Class	1,518,711,668	1,518,711,668	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	416,999	416,999	522,849	522,849
Private Investment Class	37,090	37,090	90,389	90,389
Personal Investment Class	38,862	38,862	44,770	44,770
Cash Management Class	72,029	72,029	157,787	157,787
Reserve Class	8,173	8,173	4,815	4,815
Resource Class	22,461	22,461	18,083	18,083
Corporate Class	120,286	120,286	73,178	73,178

Reacquired:
Institutional Class	(6,753,104,132)	(6,753,104,132)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(1,131,432,698)	(1,131,432,698)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(2,019,130,992)	(2,019,130,992)	(2,035,541,678)	(2,035,541,678)
Cash Management	(2,671,750,352)	(2,671,750,352)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(56,138,895)	(56,138,895)	(50,390,197)	(50,390,197)
Resource Class	(190,989,437)	(190,989,437)	(95,062,299)	(95,062,299)
Corporate Class	(1,546,950,461)	(1,546,950,461)	(962,480,637)	(962,480,637)
Net increase (decrease) in share activity	(255,036,403)	$(255,036,403)	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	26,055,460,755	$26,055,460,755	25,684,885,613	$25,684,885,613
Private Investment Class	2,641,592,556	2,641,592,556	6,307,904,112	6,307,904,112
Personal Investment Class	1,071,616,816	1,071,616,816	1,107,149,443	1,107,149,443
Cash Management Class	34,271,725,690	34,271,725,690	36,590,448,616	36,590,448,616
Reserve Class	281,164,270	281,164,270	550,118,652	550,118,652
Resource Class	347,900,466	347,900,466	438,220,116	438,220,116
Corporate Class	17,590,650,977	17,590,650,977	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	1,179,560	1,179,560	692,335	692,335
Private Investment Class	53,397	53,397	45,128	45,128
Personal Investment Class	30,289	30,289	41,597	41,597
Cash Management Class	122,133	122,133	199,968	199,968
Reserve Class	9,165	9,165	21,779	21,779
Resource Class	28,138	28,138	30,503	30,503
Corporate Class	199,623	199,623	281,122	281,122

Reacquired:
Institutional Class	(25,649,577,950)	(25,649,577,950)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(2,866,674,278)	(2,866,674,278)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(1,066,603,715)	(1,066,603,715)	(1,165,573,472)	(1,165,573,472)
Cash Management	(32,974,159,376)	(32,974,159,376)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(200,132,733)	(200,132,733)	(673,594,924)	(673,594,924)
Resource Class	(295,870,840)	(295,870,840)	(455,395,216)	(455,395,216)
Corporate Class	(16,756,465,620)	(16,756,465,620)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	2,452,249,323	$2,452,249,323	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	46,220,360,964	$46,220,360,964	50,116,831,608	$50,116,831,608
Private Investment Class	1,502,277,595	1,502,277,595	1,978,700,678	1,978,700,678
Personal Investment Class	139,783,039	139,783,039	101,374,961	101,374,961
Cash Management Class	10,691,710,205	10,691,710,205	11,662,178,713	11,662,178,713
Reserve Class	619,154,214	619,154,214	638,520,807	638,520,807
Resource Class	1,092,349,252	1,092,349,252	1,474,848,113	1,474,848,113
Corporate Class	5,307,227,949	5,307,227,949	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	550,215	550,215	624,554	624,554
Private Investment Class	25,979	25,979	17,647	17,647
Personal Investment Class	99	99	109	109
Cash Management Class	137,001	137,001	125,442	125,442
Reserve Class	36,484	36,484	16,199	16,199
Resource Class	25,432	25,432	31,833	31,833
Corporate Class	67,865	67,865	103,232	103,232

Reacquired:
Institutional Class	(45,553,569,653)	(45,553,569,653)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(1,525,883,358)	(1,525,883,358)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(104,638,227)	(104,638,227)	(102,509,520)	(102,509,520)
Cash Management	(10,730,364,926)	(10,730,364,926)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(594,307,726)	(594,307,726)	(444,623,919)	(444,623,919)
Resource Class	(1,098,937,460)	(1,098,937,460)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(4,976,741,902)	(4,976,741,902)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	989,263,041	$989,263,041	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,845,348,294	$3,845,348,294	3,731,626,851	$3,731,626,851
Private Investment Class	191,682,602	191,682,602	253,690,624	253,690,624
Personal Investment Class	14,523,876	14,523,876	10,327,891	10,327,891
Cash Management Class	84,031,947	84,031,947	43,621,575	43,621,575
Reserve Class	816,640	816,640	3,860,999	3,860,999
Resource Class	2,973,005	2,973,005	17,935,727	17,935,727
Corporate Class	80,000,000	80,000,000	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	193,790	193,790	147,439	147,439
Private Investment Class	3,966	3,966	4,337	4,337
Cash Management Class	6,954	6,954	10,599	10,599
Reserve Class	347	347	645	645
Resource Class	2,056	2,056	3,478	3,478
Corporate Class	4	4	2,178	2,178

Reacquired:
Institutional Class	(3,532,815,494)	(3,532,815,494)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(210,098,425)	(210,098,425)	(262,904,394)	(262,904,394)
Personal Investment Class	(12,874,622)	(12,874,622)	(10,583,207)	(10,583,207)
Cash Management	(85,934,360)	(85,934,360)	(49,548,389)	(49,548,389)
Reserve Class	(870,437)	(870,437)	(3,384,191)	(3,384,191)
Resource Class	(9,701,658)	(9,701,658)	(23,103,519)	(23,103,519)
Corporate Class	(80,000,000)	(80,000,000)	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	287,288,485	$287,288,485	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,566,703,950	$1,566,703,950	1,171,103,042	$1,171,103,042
Private Investment Class	140,182,581	140,182,581	235,527,922	235,527,922
Personal Investment Class	7,300,308	7,300,308	5,675,300	5,675,300
Cash Management Class	181,848,030	181,848,030	338,249,957	338,249,957
Reserve Class	74,098,247	74,098,247	83,892,175	83,892,175
Resource Class	33,461,520	33,461,520	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	73,809	73,809	62,811	62,811
Private Investment Class	30,044	30,044	29,076	29,076
Personal Investment Class	741	741	822	822
Cash Management Class	31,879	31,879	46,142	46,142
Reserve Class	17,444	17,444	14,273	14,273
Resource Class	8,151	8,151	10,887	10,887
Corporate Class	16,263	16,263	20,706	20,706

Reacquired:
Institutional Class	(1,545,909,894)	(1,545,909,894)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(183,594,500)	(183,594,500)	(238,557,671)	(238,557,671)
Personal Investment Class	(5,266,473)	(5,266,473)	(7,144,084)	(7,144,084)
Cash Management	(150,461,464)	(150,461,464)	(368,149,130)	(368,149,130)
Reserve Class	(66,667,425)	(66,667,425)	(76,832,871)	(76,832,871)
Resource Class	(53,528,708)	(53,528,708)	(39,094,880)	(39,094,880)
Corporate Class	(75,915,191)	(75,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	2,457,886	$2,457,886	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$370,059	0.24	%(c)	0.67	%(c)	0.02	%(c)
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
STIC Prime Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12	(c)	0.69	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Treasury Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09	(c)	0.68	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Government & Agency Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11	(c)	0.64	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Government TaxAdvantage Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06	(c)	0.70	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Tax-Free Cash Reserve Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10	(c)	0.80	(c)	0.06	(c)
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $349,929, 156,466, 749,989, 399,621, 30,086 and 63,437 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Private Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Private Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 25, 2013

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.06	$1,024.15	$1.07	0.21%
STIC Prime Portfolio	1,000.00	1,000.20	0.60	1,024.60	0.61	0.12
Treasury Portfolio	1,000.00	1,000.10	0.31	1,024.90	0.31	0.06
Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.75	0.46	0.09
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.20	1,025.00	0.20	0.04
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.45	1,024.75	0.46	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2013, through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the

Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, above the Index for the three year period and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first

58 Short-Term Investments Trust

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Government TaxAdvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was

59 Short-Term Investments Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the rate for the other mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate for the other domestic mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government TaxAdvantage Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

60 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2013:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.17%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.01%	0.00%
Treasury Portfolio	0.00%	0.00%	49.41%	0.00%
Government & Agency Portfolio	0.00%	0.00%	1.73%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	17.33%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	91,161	100%
Government & Agency Portfolio	3,505	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			117	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			117	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	130	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex because he and his firm currently provide legal services as legal counsel to such Funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	117	ACE Limited (insurance company); Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	130	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	117	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	117	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			117	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			117	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	117	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	117	None
Larry Soll — 1942 Trustee	2003	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	117	None
Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	130	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	117	None
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Vice President	1989

Head of Invesco’s World Wide Fixed Income and Cash Management Group; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, Invesco Funds (Chicago), and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-5 Invesco Distributors, Inc.

Annual Report to Shareholders		August 31, 2013

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
61	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2013. As always, we thank you for investing with us.

    Through a combination of short-term cash management securities and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Policy concerns continued to dominate the macroeconomic landscape during the 12 months covered by this report.

    The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, committing to keep interest rates at this level at least until unemployment falls to 6.5% and long-term inflation expectations do not rise above 2.5%.[1] In December 2012, the

Fed ended Operation Twist, which had lifted short-term interest rates, and began a third round of quantitative easing, which included $85 billion1 monthly purchases of Treasuries and mortgage-backed securities. This effort, which aimed to keep long-term interest rates low, also meant that money market funds continued to operate in an ultra-low interest rate environment.

In late 2012 and early 2013, attention turned to fiscal policy and concern over the “fiscal cliff” – economic developments that, if not addressed, could have had dire effects on the US economy. A last-minute package of $650 billion2 in combined tax increases and spending cuts, the American Taxpayer Relief Act of 2012, averted the fiscal cliff and its potential drag on the US economy. It also contributed to some of the best news to come out of Washington of late, a lower-than-expected federal deficit. At $642 billion, the 2013 federal deficit would be the smallest deficit since 2008 – an impressive 41% lower than the 2012 figure of $1.087 trillion.3 As a share of the economy, the 2013 deficit would represent 4.0% of gross domestic product, down significantly from 10.1% in 2009.3

Toward the end of the reporting period, uncertainty re-emerged as the Fed announced its intention to taper, or slow down, its asset purchases. This sparked concern about imminently rising interest rates.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve
2	Source: Reuters
3	Source: Congressional Budget Office

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

    Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                Short-Term Investments Trust

Fund data

Reserve Class data as of 8/31/13

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	38 days	66 days	$175.8 million
STIC Prime	9 - 23 days	17 days	20 days	16.2 million
Treasury	27 - 50 days	41 days	41 days	106.2 million
Government & Agency	21 - 49 days	37 days	57 days	289.1 million
Government TaxAdvantage	23 - 48 days	44 days	48 days	1.2 million
Tax-Free Cash Reserve	17 - 29 days	29 days	29 days	32.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/13

	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-17	1-4, 6-17	1, 7-11, 13, 14, 17	1, 7-11, 13-15, 17	1, 7-11, 13, 15, 17	1-4, 6-13, 16, 17
1 - 7	32.7%	43.8%	50.5%	55.0%	21.7%	87.9%
8 - 30	13.9	34.4	3.7	1.1	27.2	0.0
31 - 60	20.1	21.8	14.5	15.4	25.3	2.6
61 - 90	9.2	0.0	13.7	5.3	5.6	0.4
91 - 180	16.3	0.0	14.8	14.1	19.0	4.0
181+	7.8	0.0	2.8	9.1	1.2	5.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed, possibly negatively impacting its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

5                Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.06%(a)
Asset-Backed Securities–Consumer Receivables–3.94%
Barton Capital LLC(b)(c)	0.21%	10/21/13	$60,000	$60,000,000
Bryant Park Funding LLC(b)	0.07%	09/03/13	50,000	49,999,805
Old Line Funding, LLC(b)	0.22%	11/01/13	50,000	49,981,360
Old Line Funding, LLC(b)	0.23%	10/15/13	44,700	44,687,434
Old Line Funding, LLC(b)	0.24%	11/15/13	100,000	99,950,000
Old Line Funding, LLC(b)	0.24%	01/15/14	88,000	87,920,213
Old Line Funding, LLC(b)	0.25%	10/09/13	50,000	49,986,806
Old Line Funding, LLC(b)	0.25%	10/21/13	40,000	39,986,111
Salisbury Receivables Co. LLC(b)	0.16%	10/08/13	44,000	43,992,764
Salisbury Receivables Co. LLC(b)	0.18%	09/17/13	50,000	49,996,000
Sheffield Receivables Corp.(b)	0.17%	10/07/13	50,000	49,991,500
Sheffield Receivables Corp.(b)	0.17%	10/16/13	54,000	53,988,525
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	44,000	43,997,800
Thunder Bay Funding, LLC(b)	0.20%	10/03/13	50,000	49,991,111
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	30,000	29,993,667
Thunder Bay Funding, LLC(b)	0.25%	10/21/13	50,000	49,982,639
				854,445,735

Asset-Backed Securities–Diversified Banks–2.74%
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,879,875
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,877,085
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,851,800
Collateralized Commercial Paper II Co., LLC(b)	0.30%	12/05/13	130,000	129,897,083
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,858,175
				595,364,018

Asset-Backed Securities–Fully Supported–1.82%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.23%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	11/21/13	20,000	19,989,650
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	02/13/14	50,000	49,947,292
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	11/20/13	38,000	37,979,733
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	01/10/14	71,000	70,937,993
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.25%	11/13/13	180,000	180,000,000
				393,854,668

Asset-Backed Securities–Fully Supported Bank–5.29%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/11/13	50,000	49,998,056
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/24/13	55,900	55,895,000
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/26/13	37,200	37,196,383
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/03/13	100,000	99,998,945
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/17/13	70,000	69,994,089
Concord Minutemen Capital Co., LLC;–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	150,000	149,998,083
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.22%	09/19/13	75,000	74,991,750
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/10/13	75,000	74,995,688
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	09/23/13	40,000	39,995,600
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.19%	11/05/13	100,000	99,965,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	$25,000	$24,999,681
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/17/13	25,000	24,997,444
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.22%	10/21/13	20,000	19,993,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/09/13	100,000	99,994,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/12/13	50,000	49,996,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(d)	0.16%	09/16/13	40,000	39,997,333
Matchpoint Master Trust (CEP–BNP Paribas)(b)(d)	0.20%	09/12/13	50,000	49,996,944
Victory Receivables Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	10/02/13	65,000	64,989,925
Working Capital Management L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.18%	10/02/13	20,000	19,996,900
				1,147,992,779

Asset-Backed Securities–Multi-Purpose–8.64%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	53,000	52,994,700
Chariot Funding, LLC(b)	0.24%	11/07/13	50,000	49,977,667
Chariot Funding, LLC(b)	0.24%	11/08/13	90,000	89,959,200
Chariot Funding, LLC(b)	0.24%	12/05/13	50,000	49,968,333
Chariot Funding, LLC(b)	0.24%	12/17/13	100,000	99,928,667
Chariot Funding, LLC(b)	0.24%	01/06/14	50,000	49,957,667
Chariot Funding, LLC(b)	0.24%	01/16/14	50,000	49,954,333
Chariot Funding, LLC(b)	0.25%	10/16/13	50,000	49,984,375
Chariot Funding, LLC(b)	0.25%	11/01/13	50,000	49,978,819
Chariot Funding, LLC(b)	0.27%	09/04/13	50,000	49,998,875
CHARTA, LLC(b)	0.15%	10/03/13	48,000	47,993,600
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	50,000	49,989,917
Jupiter Securitization Co. LLC(b)	0.23%	09/18/13	50,000	49,994,569
Jupiter Securitization Co. LLC(b)	0.24%	11/26/13	50,000	49,971,333
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	30,000	29,981,000
Jupiter Securitization Co. LLC(b)	0.24%	02/05/14	50,000	49,947,667
Jupiter Securitization Co. LLC(b)	0.24%	02/25/14	50,000	49,941,000
Jupiter Securitization Co. LLC(b)	0.27%	09/03/13	75,000	74,998,875
Jupiter Securitization Co. LLC(b)	0.27%	09/04/13	50,000	49,998,875
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	22,500	22,468,125
Mont Blanc Capital Corp.(b)(d)	0.21%	11/08/13	25,000	24,990,083
Mont Blanc Capital Corp.(b)(d)	0.26%	09/09/13	54,730	54,726,838
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/10/13	45,000	44,998,088
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/16/13	50,000	49,996,458
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	10/08/13	100,000	99,982,528
Regency Markets No. 1 LLC(b)(d)	0.14%	09/05/13	86,809	86,807,650
Regency Markets No. 1 LLC(b)(d)	0.15%	09/13/13	50,000	49,997,500
Regency Markets No. 1 LLC(b)(d)	0.15%	09/16/13	50,000	49,996,875
Regency Markets No. 1 LLC(b)(d)	0.15%	09/20/13	220,000	219,982,583
Scaldis Capital Ltd./LLC(b)(d)	0.17%	09/17/13	25,000	24,998,111
Scaldis Capital Ltd./LLC(b)(d)	0.22%	09/03/13	100,000	99,998,778
				1,874,463,089

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding, LLC(b)	0.13%	09/20/13	25,003	25,001,285
Market Street Funding, LLC(b)	0.15%	10/03/13	43,550	43,544,193
Market Street Funding, LLC(b)	0.16%	09/30/13	62,572	62,563,935
Market Street Funding, LLC(b)	0.17%	10/01/13	53,132	53,124,473
				184,233,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–0.97%
Toyota Motor Credit Corp.(d)	0.25%	09/04/13	$150,000	$149,996,875
Toyota Motor Credit Corp.(d)	0.27%	01/03/14	60,000	59,944,200
				209,941,075

Diversified Banks–16.43%
Barclays Bank PLC(b)(d)	0.52%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.24%	09/03/13	150,000	149,998,000
BNZ International Funding Ltd.(b)(d)	0.19%	09/13/13	96,000	95,993,920
BNZ International Funding Ltd.(b)(d)	0.20%	10/11/13	74,750	74,733,389
DBS Bank Ltd.(b)(d)	0.26%	09/10/13	50,000	49,996,812
DBS Bank Ltd.(b)(d)	0.26%	09/12/13	100,000	99,992,208
DBS Bank Ltd.(b)(d)	0.26%	09/13/13	80,000	79,993,200
DBS Bank Ltd.(b)(d)	0.27%	10/04/13	110,000	109,972,775
Dexia Credit Local S.A.(d)	0.30%	11/12/13	50,000	49,970,000
Dexia Credit Local S.A.(d)	0.34%	12/12/13	75,000	74,927,750
Dexia Credit Local S.A.(d)	0.40%	02/12/14	65,000	64,881,555
Dexia Credit Local S.A.(d)	0.40%	02/14/14	41,000	40,924,378
Dexia Credit Local S.A.(d)	0.40%	02/14/14	140,000	139,741,778
ING (US) Funding LLC(d)	0.22%	11/01/13	60,000	59,978,142
ING (US) Funding LLC(d)	0.24%	09/23/13	60,000	59,991,383
Lloyds TSB Bank PLC(d)	0.14%	09/03/13	200,000	199,998,444
Lloyds TSB Bank PLC(d)	0.14%	09/06/13	50,000	49,999,028
Lloyds TSB Bank PLC(d)	0.14%	09/30/13	40,000	39,995,489
Mizuho Funding, LLC(b)(d)	0.17%	09/18/13	70,000	69,994,546
Mizuho Funding, LLC(b)(d)	0.21%	11/07/13	40,000	39,984,367
Mizuho Funding, LLC(b)(d)	0.23%	12/03/13	50,000	49,970,937
Mizuho Funding, LLC(b)(d)	0.25%	01/06/14	50,000	49,955,903
Mizuho Funding, LLC(b)(d)	0.25%	01/08/14	100,000	99,910,417
National Australia Funding Delaware Inc.(b)(d)	0.14%	11/05/13	140,000	139,964,611
National Australia Funding Delaware Inc.(b)(d)	0.15%	10/25/13	100,000	99,977,500
National Australia Funding Delaware Inc.(b)(d)	0.15%	11/12/13	100,000	99,971,000
National Australia Funding Delaware Inc.(b)(d)	0.17%	09/12/13	50,000	49,997,403
National Australia Funding Delaware Inc.(b)(d)	0.17%	10/07/13	100,000	99,983,000
Natixis US Finance Co., LLC(d)	0.13%	09/05/13	50,000	49,999,278
Oversea–Chinese Banking Corp. Ltd.(d)	0.18%	09/18/13	50,000	49,995,750
Oversea–Chinese Banking Corp. Ltd.(d)	0.20%	09/03/13	100,000	99,998,889
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Societe Generale North America, Inc.(d)	0.12%	09/11/13	100,000	99,996,805
Societe Generale North America, Inc.(d)	0.10%	09/05/13	75,000	74,999,208
Societe Generale North America, Inc.(d)	0.13%	09/05/13	180,000	179,997,500
Societe Generale North America, Inc.(d)	0.22%	09/17/13	50,000	49,995,111
Societe Generale North America, Inc.(d)	0.23%	09/10/13	60,000	59,996,625
Standard Chartered Bank(b)(d)	0.13%	09/04/13	130,000	129,998,592
Standard Chartered Bank(b)(d)	0.21%	10/04/13	58,000	57,988,835
Standard Chartered Bank(b)(d)	0.21%	10/07/13	110,000	109,976,900
Standard Chartered Bank(b)(d)	0.22%	09/13/13	100,000	99,992,667
				3,563,734,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–0.19%
Reckitt Benckiser Treasury Services PLC(b)(d)	0.08%	09/17/13	$17,000	$16,999,395
Reckitt Benckiser Treasury Services PLC(b)(d)	0.50%	02/11/14	25,000	24,943,403
				41,942,798

Other Diversified Financial Services–1.06%
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,953,433
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,952,700
General Electric Capital Corp.	0.23%	11/01/13	75,000	74,970,771
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,965,340
				229,842,244

Regional Banks–4.50%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	09/27/13	85,715	85,704,476
Banque et Caisse d’Epargne de l’Etat(d)	0.14%	09/17/13	50,000	49,996,889
Banque et Caisse d’Epargne de l’Etat(d)	0.17%	10/15/13	50,000	49,989,611
Commonwealth Bank of Australia(b)(d)	0.16%	11/25/13	50,000	49,981,701
Commonwealth Bank of Australia(b)(d)	0.17%	09/03/13	60,000	59,999,450
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.15%	09/11/13	50,000	49,997,917
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.16%	09/09/13	75,000	74,997,333
Macquarie Bank Ltd.(b)(d)	0.23%	11/18/13	40,000	39,980,067
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/03/13	250,000	249,951,111
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/07/13	100,000	99,978,000
Sumitomo Mitsui Banking Corp.(b)(d)	0.15%	10/01/13	35,000	34,995,625
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	10/17/13	80,000	79,977,511
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	01/24/14	50,000	49,949,653
				975,499,344

Soft Drinks–1.50%
Coca-Cola Co.(b)	0.15%	10/04/13	60,000	59,991,750
Coca-Cola Co.(b)	0.17%	09/10/13	100,000	99,995,750
Coca-Cola Co.(b)	0.19%	11/18/13	40,000	39,983,533
Coca-Cola Co.(b)	0.21%	02/04/14	50,000	49,954,500
Coca-Cola Co.(b)	0.21%	02/06/14	50,000	49,953,917
Coca-Cola Co.(b)	0.21%	02/07/14	25,000	24,976,813
				324,856,263

Specialized Finance–3.13%
Caisse de Depots et Consignations(b)(d)	0.15%	09/27/13	100,000	99,989,167
Caisse de Depots et Consignations(b)(d)	0.16%	09/16/13	70,000	69,995,333
Caisse de Depots et Consignations(b)(d)	0.20%	09/13/13	80,000	79,994,667
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	10/22/13	45,000	44,990,437
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	12/02/13	75,000	74,971,250
Kreditanstalt fur Wiederaufbau(b)(d)	0.16%	01/06/14	100,000	99,943,556
Kreditanstalt fur Wiederaufbau(b)(d)	0.24%	10/01/13	210,000	209,958,875
				679,843,285
Total Commercial Paper (Cost $11,076,013,279)				11,076,013,279

Certificates of Deposit–24.02%
Bank of Montreal(c)(d)	0.33%	08/12/14	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	110,000	110,000,000
Bank of Nova Scotia(d)	0.23%	10/03/13	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.31%	02/06/14	$60,000	$60,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.37%	09/11/14	100,000	100,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.04%	09/03/13	200,000	200,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/13	50,000	50,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.11%	09/04/13	150,000	150,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.16%	09/30/13	15,000	15,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(d)	0.25%	06/17/14	450,000	450,000,000
BNP Paribas(d)	0.24%	10/10/13	60,000	60,000,000
Canadian Imperial Bank of Commerce(d)	0.02%	09/03/13	226,389	226,389,378
Credit Agricole Corporate & Investment Bank(d)	0.16%	09/06/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(d)	0.22%	10/15/13	162,500	162,500,000
National Australia Bank Ltd.(d)	0.16%	10/28/13	100,000	100,000,000
Nationwide Building Society(d)	0.24%	12/09/13	120,000	119,919,217
Natixis(d)	0.10%	09/03/13	600,000	600,000,000
Natixis(c)(d)	0.31%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.16%	10/24/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.16%	10/28/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/08/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.17%	11/15/13	40,000	40,000,000
Nordea Bank Finland PLC(d)	0.17%	11/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	60,000	60,000,000
Norinchukin Bank (The)(d)	0.23%	10/07/13	30,000	30,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/21/14	185,000	185,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/29/14	33,000	33,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	30,000	30,000,000
Oversea–Chinese Banking Corp. Ltd.(d)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland(d)	0.26%	09/03/13	60,000	60,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/04/13	48,380	48,380,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	11/01/13	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.22%	10/18/13	134,000	134,000,000
Svenska Handelsbanken AB(d)	0.18%	09/11/13	36,000	36,000,000
Svenska Handelsbanken AB(d)	0.19%	10/18/13	115,540	115,540,000
Swedbank AB(d)	0.09%	09/03/13	10,000	10,000,000
Toronto–Dominion Bank(d)	0.20%	10/28/13	150,000	150,000,000
Toronto–Dominion Bank(d)	0.20%	01/14/14	100,000	100,000,000
Toronto–Dominion Bank(d)	0.21%	02/07/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	02/14/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto–Dominion Bank(d)	0.23%	10/28/13	60,000	60,000,000
Toronto–Dominion Bank(d)	0.25%	09/20/13	100,000	100,000,000
Total Certificates of Deposit (Cost $5,209,828,595)				5,209,828,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–8.32%(e)
Credit Enhanced–8.32%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$800	$800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/35	8,685	8,685,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,465	7,465,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.06%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/33	25,805	25,805,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/40	2,190	2,190,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	12/01/32	2,615	2,615,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	01/01/33	24,775	24,775,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	11/01/38	$4,335	$4,335,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	23,080	23,080,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.05%	07/01/24	11,395	11,395,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	10/01/32	4,710	4,710,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.06%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	03/01/30	40,360	40,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/34	4,510	4,510,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.06%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.05%	05/15/31	3,880	3,879,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/25	4,600	4,600,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.08%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(b)(f)	0.09%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.17%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.07%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	5,700	5,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	$3,970	$3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.06%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)	0.06%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/33	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	10/01/42	5,175	5,175,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.06%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.05%	07/01/41	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.18%	03/01/39	8,010	8,010,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	19,670	19,670,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/38	7,591	7,591,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/42	20,885	20,885,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.09%	11/15/39	$19,000	$19,000,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/01/33	12,800	12,800,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.05%	05/01/41	2,200	2,200,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.06%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(f)	0.08%	07/01/38	14,800	14,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/36	7,575	7,574,659
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	425	424,809
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.06%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank N.A.)(f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	04/01/32	10,210	10,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/36	$1,820	$1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,945	1,945,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.08%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.06%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.11%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.11%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.06%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.05%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,365	2,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	04/01/26	$4,215	$4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/40	1,150	1,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.12%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.11%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.06%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.13%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.06%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.08%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/15/22	4,625	4,625,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.07%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.08%	06/15/35	$5,350	$5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.04%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/38	3,345	3,345,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	08/01/40	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.18%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,805,093,379)				1,805,093,379

U.S. Treasury Securities–1.11%
U.S. Treasury Bills–1.11%(a)
U.S. Treasury Bills	0.05%	09/05/13	75,000	74,999,583
U.S. Treasury Bills	0.10%	12/26/13	165,000	164,946,834
Total U.S. Treasury Securities (Cost $239,946,417)				239,946,417

Other Bonds & Notes–6.01%
American Honda Finance Corp., Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,027,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada,
Sr. Unsec. Notes(b)(c)(d)	0.32%	09/04/14	$300,000	$300,000,000
Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(c)(d)	0.72%	11/01/13	75,000	75,060,418
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	09/19/14	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.32%	09/19/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.42%	09/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,305,088,092)				1,305,088,092
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.52% (Cost $19,635,969,762)				19,635,969,762

			Repurchase Amount
Repurchase Agreements–9.47%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.50%-7.75%, 09/10/13-03/26/42)(d)(h)	0.18%	—	—	50,000,000
Credit Suisse Securities (USA) LLC, Open Agreement dated 04/25/13, (collateralized by Mortgage-backed securities valued at $373,906,663; 0%-7.27%, 02/25/19-06/25/58)(d)(h)	0.58%	—	—	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	184,958,360	184,957,127
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	85,354,463	85,353,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $368,299,307 (collateralized by collateralized mortgage obligations, Asset-backed securities & other instruments valued at $403,719,652; 0%-11.95%, 12/15/13-05/25/52)(i)	0.48%	10/28/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $305,157,160 (collateralized by collateralized mortgage obligations, asset-backed securities & other instruments valued at $334,308,009; 0%-11.95%, 11/01/13-08/15/56)	0.53%	10/04/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 08/07/13, aggregate maturing value of $200,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.00%-3.50%, 10/01/26-06/01/28)(i)	0.07%	09/04/13	100,005,445	100,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 01/02/14-06/15/45)(d)(i)	0.22%	09/04/13	50,008,556	50,000,000
RBC Capital Markets Corp., Term agreement dated 08/26/13, maturing value of $300,053,667 (collateralized by Corporate obligations valued at $315,000,000; 0%-9.82%, 09/13/13-11/15/46)(d)(i)	0.23%	09/23/13	300,053,667	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	225,001,250	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	46,946,909	46,946,596
Total Repurchase Agreements (Cost $2,055,257,712)				2,055,257,712
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,691,227,474)				21,691,227,474
OTHER ASSETS LESS LIABILITIES–0.01%				2,366,895
NET ASSETS–100.00%				$21,693,594,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short–Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $9,354,818,587, which represented 43.12% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Japan: 11.9%; Canada: 11.4%; France: 10.2%; Australia: 5.3%; other countries less than 5% each: 16.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–60.96%(a)
Asset-Backed Securities–Consumer Receivables–2.29%
Salisbury Receivables, LLC(b)	0.16%	10/07/13	$25,000	$24,996,000
Sheffield Receivables Corp.(b)	0.16%	10/03/13	40,000	39,994,311
				64,990,311

Asset-Backed Securities–Fully Supported–1.23%
Kells Funding, LLC (CEP–Federal Republic of Germany)(b)(c)	0.16%	09/19/13	35,000	34,997,200

Asset-Backed Securities–Fully Supported Bank–18.37%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	100,000	99,998,833
Cancara Asset Securitisaton, LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.19%	10/22/13	90,000	89,975,775
Gemini Securitization Corp., LLC (CEP–Deutsche Bank)(b)(c)	0.15%	09/12/13	75,000	74,996,563
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	90,000	89,983,350
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/15/13	50,000	49,986,555
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	15,000	14,999,233
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.16%	09/09/13	47,000	46,998,329
Newport Funding Corp. (CEP–Deutsche Bank)(b)(c)	0.16%	09/23/13	55,000	54,994,622
				521,933,260

Asset-Backed Securities–Multi-Purpose–12.88%
Atlantic Asset Securitization, LLC(b)	0.21%	02/19/14	58,000	58,000,000
CAFCO, LLC(b)	0.15%	09/19/13	35,000	34,997,375
CAFCO, LLC(b)	0.15%	10/01/13	55,000	54,993,125
CRC Funding, LLC(b)	0.15%	10/02/13	50,000	49,993,542
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/11/13	32,922	32,916,879
Regency Markets No. 1, LLC(b)(c)	0.15%	09/16/13	25,000	24,998,437
Regency Markets No. 1, LLC(b)(c)	0.15%	09/20/13	80,000	79,993,667
Scaldis Capital, Ltd.(b)(c)	0.15%	09/30/13	30,000	29,996,375
				365,889,400

Asset-Backed Securities–Trade Receivables–3.52%
Market Street Funding, LLC(b)	0.16%	09/24/13	50,000	49,994,889
Market Street Funding, LLC(b)	0.14%	09/25/13	30,000	29,997,200
Market Street Funding, LLC(b)	0.15%	10/09/13	20,007	20,003,832
				99,995,921

Consumer Finance–2.94%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	33,500	33,497,301
Toyota Motor Credit Corp.(c)	0.08%	09/20/13	50,000	49,997,888
				83,495,189

Diversified Banks–5.63%
Credit Agricole North America, Inc.(c)	0.13%	09/04/13	25,000	24,999,729
Lloyds TSB Bank PLC(c)	0.14%	09/03/13	25,000	24,999,806
Oversea–Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	50,000	49,996,750
Societe Generale North America, Inc.(c)	0.13%	09/05/13	30,000	29,999,583
Societe Generale North America, Inc.(c)	0.12%	09/11/13	30,000	29,999,042
				159,994,910

Industrial Conglomerates–1.76%
General Electric Capital Co.	0.06%	09/03/13	50,000	49,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–4.05%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	$70,000	$69,999,300
MetLife Short Term Funding, LLC(b)	0.12%	09/13/13	45,000	44,998,200
				114,997,500

Municipal Commercial Paper–2.26%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2005A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	34,981	34,981,000
Series 2008A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	29,330	29,330,000
				64,311,000

Regional Banks–1.81%
Banque et Caisse d’Epargne de L’Etat(c)	0.16%	09/06/13	26,435	26,434,413
Landesbank Hessen-Thuringen Girozentrale(b)(c)	0.15%	09/13/13	25,000	24,998,750
				51,433,163

Specialized Finance–4.22%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	20,000	19,998,667
Kreditanstalt Fur Wiederaufbau(b)(c)	0.11%	09/13/13	100,000	99,996,333
				119,995,000
Total Commercial Paper (Cost $1,732,032,687)				1,732,032,687

Certificates of Deposit–14.08%
Bank of Montreal(c)	0.10%	09/20/13	40,000	40,000,000
Bank of Montreal(c)	0.12%	09/20/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.12%	09/03/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	100,000	100,000,000
Mizuho Corporate Bank, Ltd.(c)	0.16%	09/03/13	25,000	25,000,000
Sumitomo Mitsui Banking Corp.(c)	0.10%	09/04/13	20,000	20,000,000
Swedbank AB(c)	0.09%	09/03/13	90,000	90,000,000
Total Certificates of Deposit (Cost $400,000,000)				400,000,000

Variable Rate Demand Notes–9.79%(e)
Credit Enhanced–9.79%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.06%	11/01/40	5,890	5,890,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.06%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity–Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.06%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.06%	12/01/28	5,655	5,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	03/01/30	$1,800	$1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.05%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.08%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.07%	01/01/18	5,600	5,600,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.06%	10/01/33	14,465	14,465,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	01/01/24	30,500	30,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.07%	04/01/32	1,845	1,845,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.10%	09/01/27	2,815	2,815,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/23	5,740	5,740,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.06%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/36	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	03/01/36	$5,900	$5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $278,164,000)				278,164,000

U.S. Government Sponsored Agency Securities–1.93%
Federal Home Loan Bank (FHLB)–1.93%
Unsec. Disc. Notes(a) (Cost $54,848,614)	0.04%	09/27/13	54,850	54,848,614

U.S. Treasury Bills–0.88%(a)
U.S. Treasury Bills (Cost $24,999,861)	0.05%	09/05/13	25,000	24,999,861
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.64% (Cost $2,490,045,162)				2,490,045,162

			Repurchase Amount
Repurchase Agreements–12.36%(f)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $45,023,188 (collateralized by Mortgage–backed securities & other instruments valued at $48,936,176; 0%-10.75%, 09/19/13-09/01/47)	0.53%	10/04/13	45,023,188	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,365,029; 0%-19.00%, 11/01/13-06/12/50)(g)	0.48%	10/28/13	55,044,733	55,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 06/01/15-06/15/45)(c)(g)	0.22%	09/04/13	50,008,556	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	201,096,554	201,095,213
Total Repurchase Agreements (Cost $351,095,213)				351,095,213
TOTAL INVESTMENTS(h)(i)–100.00% (Cost $2,841,140,375)				2,841,140,375
OTHER ASSETS LESS LIABILITIES–(0.00)%				(121,539)
NET ASSETS–100.00%				$2,841,018,836

Investment Abbreviations:

CEP	— Credit Enhancement Provider
Disc.	— Discounted
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation

IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding

RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,384,714,643, which represented 48.74% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.2%; Germany: 11.4%; Japan: 8.7%; France: 8.3%; Canada: 5.3%; other countries less than 5% each: 10.5%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bank, N.A.	7.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.94%
U.S. Treasury Bills–35.04%(a)
U.S. Treasury Bills	0.05%	09/05/13	$300,000	$299,998,500
U.S. Treasury Bills	0.06%	09/05/13	390,000	389,997,617
U.S. Treasury Bills	0.04%	09/12/13	300,000	299,996,792
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,996,000
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,985,778
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,984,889
U.S. Treasury Bills	0.05%	10/10/13	300,000	299,983,750
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,976,979
U.S. Treasury Bills	0.03%	10/17/13	300,000	299,988,117
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,961,986
U.S. Treasury Bills	0.04%	10/24/13	350,000	349,981,966
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,962,458
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,960,000
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,952,208
U.S. Treasury Bills	0.05%	11/21/13	350,000	349,959,528
U.S. Treasury Bills	0.04%	11/29/13	340,000	339,966,378
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,939,554
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,904,333
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,898,889
U.S. Treasury Bills	0.06%	02/27/14	100,000	99,972,156
U.S. Treasury Bills	0.07%	02/27/14	400,000	399,874,203
				6,179,242,081

U.S. Treasury Notes–16.90%
U.S. Treasury Notes	0.50%	10/15/13	300,000	300,163,421
U.S. Treasury Notes	0.25%	10/31/13	850,000	850,200,161
U.S. Treasury Notes	4.25%	11/15/13	600,000	605,126,868
U.S. Treasury Notes	0.25%	11/30/13	550,000	550,231,178
U.S. Treasury Notes	1.00%	01/15/14	450,000	451,528,889
U.S. Treasury Notes	1.75%	01/31/14	221,000	222,510,482
				2,979,760,999
Total U.S. Treasury Securities (Cost $9,159,003,080)				9,159,003,080
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $9,159,003,080)				9,159,003,080

			Repurchase Amount
Repurchase Agreements–48.01%(b)
Barclays Capital Inc., Agreement dated 08/30/13, maturing value of $595,002,644 (collateralized by U.S. Treasury obligations valued at $606,900,073; 0.75%-4.00%, 09/15/13-01/31/18)	0.04%	09/03/13	595,002,644	595,000,000
BMO Capital Markets Corp., Agreement dated 08/30/13, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.13%-10.63%, 08/31/13-02/15/43)	0.04%	09/03/13	400,001,778	400,000,000
BNP Paribas Securities Corp., Agreement dated 08/30/13, maturing value of $295,001,311 (collateralized by U.S. Treasury obligations valued at $300,900,064; 0%-3.13%, 01/09/14-05/15/21)	0.04%	09/03/13	295,001,311	295,000,000
BNP Paribas Securities Corp., Term agreement dated 07/30/13, maturing value of $500,035,000 (collateralized by U.S. Treasury obligations valued at $510,000,028; 0.13%-2.00%, 07/15/14-07/15/21)(c)	0.04%	10/01/13	500,035,000	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 07/15/13, maturing value of $500,063,889 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.63%-3.63%, 01/15/15-04/15/32)(c)	0.05%	10/15/13	$500,063,889	$500,000,000
CIBC World Markets Corp., Agreement dated 08/30/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,003,461; 0%, 10/10/13-10/17/13)	0.04%	09/03/13	100,000,444	100,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $350,001,556 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-4.38%, 01/15/14-05/15/40)	0.04%	09/03/13	350,001,556	350,000,000
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-8.75%, 11/15/13-02/15/43)c)	0.02%	09/04/13	500,001,944	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	750,003,333	750,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	630,002,800	630,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 07/15/13, maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,000,092; 0%, 08/15/16-02/15/41)	0.06%	09/13/13	250,025,000	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	257,868,178	257,866,745
Deutsche Bank Securities Inc., Term agreement dated 07/08/13, maturing value of $500,088,472 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.75%, 09/30/13-02/15/42)(c)	0.07%	10/07/13	500,088,472	500,000,000
HSBC Securities (USA) Inc., Agreement dated 08/30/13, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,005,412; 2.38%-6.38%, 07/31/17-11/15/40)	0.04%	09/03/13	250,001,111	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/27/13, maturing value of $600,002,333 (collateralized by U.S. Treasury obligations valued at $612,000,053; 0.13%-6.00%, 11/30/13-08/15/42)(c)	0.02%	09/03/13	600,002,333	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/30/13, maturing value of $189,933,069 (collateralized by U.S. Treasury obligations valued at $193,731,090; 0.25%-3.50%, 05/15/16-05/15/20)	0.03%	09/03/13	189,933,069	189,932,436
Morgan Stanley, Agreement dated 08/30/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,053; 0%-4.25%, 01/30/14-04/15/18)	0.04%	09/03/13	200,000,889	200,000,000
RBS Securities Inc., Agreement dated 08/30/13, maturing value of $300,001,333 (collateralized by U.S. Treasury obligations valued at $306,002,921; 0.13%-2.00%, 01/15/14-01/15/22)	0.04%	09/03/13	300,001,333	300,000,000
RBS Securities Inc., Term agreement dated 07/02/13, maturing value of $300,046,000 (collateralized by U.S. Treasury obligations valued at $306,001,996; 0.13%-1.25%, 04/15/14-01/15/23)(c)	0.06%	10/02/13	300,046,000	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	500,002,778	500,000,000
Wells Fargo Securities, LLC, Agreement dated 08/30/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,053,910; 0%-11.25%, 08/31/13-08/15/43)	0.04%	09/03/13	500,002,222	500,000,000
Total Repurchase Agreements (Cost $8,467,799,181)				8,467,799,181
TOTAL INVESTMENTS(d)–99.95% (Cost $17,626,802,261)				17,626,802,261
OTHER ASSETS LESS LIABILITIES–0.05%				8,150,031
NET ASSETS–100.00%				$17,634,952,292

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.14%
Federal Farm Credit Bank (FFCB)–2.96%
Unsec. Disc. Notes(a)	0.03%	09/04/13	$50,000	$49,999,875
Unsec. Disc. Notes(a)	0.10%	10/15/13	50,000	49,993,889
Unsec. Notes(b)	0.13%	01/14/14	75,000	74,997,143
Unsec. Notes(b)	0.18%	01/14/14	25,000	24,999,066
				199,989,973

Federal Home Loan Bank (FHLB)–31.93%
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,508
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,920
Unsec. Bonds	0.11%	01/29/14	75,000	74,994,497
Unsec. Bonds	0.09%	01/30/14	50,000	49,995,398
Unsec. Bonds	0.13%	04/11/14	50,000	49,986,396
Unsec. Disc. Notes(a)	0.00%	09/03/13	59,250	59,250,347
Unsec. Disc. Notes(a)	0.10%	10/02/13	55,300	55,295,047
Unsec. Disc. Notes(a)	0.07%	10/11/13	75,000	74,994,417
Unsec. Disc. Notes(a)	0.06%	10/16/13	50,000	49,996,250
Unsec. Disc. Notes(a)	0.11%	10/16/13	65,000	64,991,144
Unsec. Disc. Notes(a)	0.06%	10/18/13	75,000	74,994,614
Unsec. Disc. Notes(a)	0.11%	10/18/13	15,000	14,997,846
Unsec. Disc. Notes(a)	0.12%	10/18/13	50,000	49,992,167
Unsec. Disc. Notes(a)	0.05%	10/23/13	36,000	35,997,400
Unsec. Disc. Notes(a)	0.10%	10/23/13	75,000	74,988,950
Unsec. Disc. Notes(a)	0.05%	10/24/13	75,000	74,994,479
Unsec. Disc. Notes(a)	0.10%	10/25/13	50,000	49,992,500
Unsec. Disc. Notes(a)	0.05%	10/28/13	75,000	74,994,062
Unsec. Disc. Notes(a)	0.10%	10/30/13	50,000	49,991,560
Unsec. Disc. Notes(a)	0.05%	11/27/13	75,000	74,990,756
Unsec. Disc. Notes(a)	0.12%	01/02/14	60,000	59,975,400
Unsec. Disc. Notes(a)	0.12%	01/03/14	65,000	64,973,133
Unsec. Disc. Notes(a)	0.10%	01/17/14	50,000	49,981,792
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,981,529
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,998,633
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,996,406
Unsec. Global Bonds(b)	0.12%	04/25/14	125,000	125,003,610
Unsec. Global Notes(b)	0.13%	02/28/14	60,000	59,995,634
Unsec. Global Notes(b)	0.15%	04/04/14	80,000	79,992,824
Unsec. Global Notes(b)	0.12%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.13%	05/01/14	75,000	75,000,391
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,980,101
Sr. Unsec. Notes(b)	0.15%	11/13/13	50,000	50,005,558
Unsec. Notes(b)	0.10%	09/10/13	75,000	74,999,247
Unsec. Notes(b)	0.13%	02/05/14	75,000	75,000,000
				2,155,322,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–6.44%
Unsec. Disc. Notes(a)	0.10%	10/15/13	$52,500	$52,493,583
Unsec. Disc. Notes(a)	0.11%	10/15/13	65,000	64,991,499
Unsec. Disc. Notes(a)	0.10%	10/21/13	127,500	127,482,292
Unsec. Disc. Notes(a)	0.12%	01/06/14	65,000	64,972,483
Unsec. Disc. Notes(a)	0.11%	01/13/14	75,000	74,970,688
Unsec. Global Bonds	0.38%	10/30/13	50,000	50,025,165
				434,935,710

Federal National Mortgage Association (FNMA)–5.52%
Unsec. Disc. Notes(a)	0.15%	09/03/13	50,000	49,999,583
Unsec. Disc. Notes(a)	0.10%	11/06/13	55,000	54,989,917
Unsec. Disc. Notes(a)	0.10%	11/27/13	30,808	30,800,555
Unsec. Disc. Notes(a)	0.12%	01/02/14	50,000	49,979,500
Unsec. Disc. Notes(a)	0.09%	01/08/14	37,000	36,988,068
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,982,125
Unsec. Disc. Notes(a)	0.10%	02/05/14	50,000	49,978,194
Unsec. Disc. Notes(a)	0.10%	02/12/14	50,000	49,976,767
				372,694,709

Overseas Private Investment Corp. (OPIC)–1.29%
Gtd. VRD COP Bonds(c)	0.13%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.14%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,249,942,908)				3,249,942,908
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $3,249,942,908)				3,249,942,908

			Repurchase Amount
Repurchase Agreements–51.87%(d)
Barclays Capital Inc., Joint term agreement dated 08/30/13, aggregate maturing value of $400,003,111 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $408,000,030; 0%-5.63%, 09/13/13-01/15/48)(e)	0.04%	09/06/13	350,002,722	350,000,000
BMO Capital Markets Corp., Joint agreement dated 08/30/13, aggregate maturing value of $200,001,111 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $204,000,538; 0%-7.63%, 10/17/13-05/15/29)	0.05%	09/03/13	130,000,722	130,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/30/13, aggregate maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,326; 0.25%-7.25%, 08/20/14-07/30/41)	0.05%	09/03/13	180,001,000	180,000,000
BNP Paribas Securities Corp., Joint term agreement dated 07/15/13, aggregate maturing value of $300,046,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,295; 0%-6.25%, 09/27/13-01/18/33)(e)	0.06%	10/15/13	250,038,333	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	50,000,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $510,000,056; 0%-4.38%, 11/07/13-08/15/40)	0.05%	09/03/13	350,001,945	350,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	350,001,555	350,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,648; 0%-5.50%, 11/29/13-01/15/30)	0.05%	09/03/13	250,001,389	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,672; 0%-6.75%, 09/11/13-09/15/60)(e)	0.03%	09/04/13	$250,001,458	$250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	36,646,359	36,646,155
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	75,000,500	75,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 07/08/13, aggregate maturing value of $350,070,778 (collateralized by U.S. Government sponsored agency obligations valued at $357,417,094; 0%-9.80%, 10/07/13-09/15/60)(e)	0.08%	10/07/13	300,060,667	300,000,000
Goldman, Sachs & Co., Joint agreement dated 08/30/13, aggregate maturing value of $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,789; 0.50%-7.13%, 02/24/15-07/15/37)	0.04%	09/03/13	230,001,022	230,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/27/13, aggregate maturing value of $350,001,361 (collateralized by U.S. Treasury obligations valued at $357,000,069; 0.75%-2.38%, 12/31/17-06/30/18)(e)	0.02%	09/03/13	300,001,167	300,000,000
Societe Generale, Joint term agreement dated 08/27/13, aggregate maturing value of $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $360,268,969; 0%-5.38%, 07/15/20-04/01/56)(e)	0.03%	09/03/13	300,001,750	300,000,000
Societe Generale, Agreement dated 08/30/13, maturing value of $100,000,667 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,148; 0%-5.13%, 01/02/14-11/01/25)	0.06%	09/03/13	100,000,667	100,000,000
Total Repurchase Agreements (Cost $3,501,646,155)				3,501,646,155
TOTAL INVESTMENTS(f)–100.01% (Cost $6,751,589,063)				6,751,589,063
OTHER ASSETS LESS LIABILITIES–(0.01)%				(954,511)
NET ASSETS–100.00%				$6,750,634,552

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–70.95%
Federal Farm Credit Bank (FFCB)–10.51%
Unsec. Bonds(a)	0.13%	01/14/14	$5,000	$4,999,810
Unsec. Disc. Notes(b)	0.03%	10/03/13	10,000	9,999,733
Unsec. Disc. Notes(b)	0.10%	10/16/13	15,000	14,998,125
Unsec. Disc. Notes(b)	0.04%	10/21/13	15,000	14,999,167
Unsec. Disc. Notes(b)	0.04%	10/22/13	15,000	14,999,150
Unsec. Disc. Notes(b)	0.10%	10/28/13	15,000	14,997,625
Unsec. Disc. Notes(b)	0.08%	01/09/14	10,000	9,997,111
				84,990,721

Federal Home Loan Bank (FHLB)–57.35%
Unsec. Disc. Notes(b)	0.00%	09/03/13	40,750	40,749,653
Unsec. Disc. Notes(b)	0.02%	09/04/13	100,000	99,999,875
Unsec. Disc. Notes(b)	0.02%	09/13/13	25,000	24,999,833
Unsec. Disc. Notes(b)	0.03%	09/18/13	10,000	9,999,858
Unsec. Disc. Notes(b)	0.08%	10/02/13	15,000	14,999,031
Unsec. Disc. Notes(b)	0.10%	10/02/13	15,000	14,998,683
Unsec. Disc. Notes(b)	0.10%	10/03/13	10,000	9,999,111
Unsec. Disc. Notes(b)	0.11%	10/09/13	9,500	9,498,947
Unsec. Disc. Notes(b)	0.07%	10/11/13	20,000	19,998,511
Unsec. Disc. Notes(b)	0.11%	10/16/13	15,000	14,997,975
Unsec. Disc. Notes(b)	0.05%	10/18/13	10,000	9,999,347
Unsec. Disc. Notes(b)	0.11%	10/18/13	10,000	9,998,564
Unsec. Disc. Notes(b)	0.05%	10/23/13	15,000	14,999,025
Unsec. Disc. Notes(b)	0.10%	10/23/13	15,000	14,997,833
Unsec. Disc. Notes(b)	0.10%	10/30/13	15,000	14,997,468
Unsec. Disc. Notes(b)	0.10%	11/08/13	15,000	14,997,167
Unsec. Disc. Notes(b)	0.10%	11/13/13	15,000	14,996,958
Unsec. Disc. Notes(b)	0.13%	12/04/13	8,900	8,897,095
Unsec. Disc. Notes(b)	0.13%	12/13/13	8,856	8,852,833
Unsec. Disc. Notes(b)	0.13%	01/02/14	10,000	9,995,729
Unsec. Disc. Notes(b)	0.12%	01/08/14	10,000	9,995,879
Unsec. Disc. Notes(b)	0.10%	01/15/14	10,000	9,996,411
Unsec. Disc. Notes(b)	0.09%	01/17/14	10,960	10,956,219
Unsec. Disc. Notes(b)	0.09%	01/22/14	10,000	9,996,425
Unsec. Disc. Notes(b)	0.09%	02/07/14	10,000	9,996,025
Unsec. Disc. Notes(b)	0.09%	02/21/14	10,000	9,995,675
Unsec. Notes(a)	0.10%	09/10/13	10,000	9,999,900
Unsec. Global Bonds(a)	0.12%	04/25/14	10,000	10,000,000
				463,910,030

Tennessee Valley Authority (TVA)–3.09%
Sr. Unsec. Disc. Notes(b)	0.03%	09/19/13	25,000	24,999,625
Total U.S. Government Sponsored Agency Securities (Cost $573,900,376)				573,900,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–29.06%(b)
U.S. Treasury Bills	0.04%	09/05/13	$35,000	$34,999,835
U.S. Treasury Bills	0.01%	09/12/13	25,020	25,019,923
U.S. Treasury Bills	0.02%	09/12/13	25,000	24,999,885
U.S. Treasury Bills	0.05%	09/19/13	50,000	49,998,875
U.S. Treasury Bills	0.04%	09/26/13	50,000	49,998,785
U.S. Treasury Bills	0.04%	11/29/13	50,000	49,995,057
Total U.S. Treasury Bills (Cost $235,012,360)				235,012,360
TOTAL INVESTMENTS(c)–100.01% (Cost $808,912,736)				808,912,736
OTHER ASSETS LESS LIABILITIES–(0.01)%				(55,152)
NET ASSETS–100.00%				$808,857,584

Investment Abbreviations:

Disc.	— Discounted
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.38%
Alabama–2.09%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$2,725	$2,765,079
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				15,765,079

Alaska–0.17%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,281,787

Arizona–2.74%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.09%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.08%	12/01/37	13,195	13,195,000
				20,625,000

Colorado–3.96%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.24%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(d)(e)	0.42%	12/01/30	6,950	6,950,000
				29,825,000

District of Columbia–0.36%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.22%	01/01/29	2,705	2,705,000

Florida–2.21%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.06%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.71%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short–Term Investments Trust

Tax–Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)(f)	0.06%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–3.32%
Hawaii Pacific Health (Department of Budget and Finance of the State of Hawaii); Series 2004 B, VRD Special Purpose RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	07/01/33	25,000	25,000,000

Illinois–8.65%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(c)(d)(e)	0.25%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.17%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(c)(d)	0.07%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008–B, VRD RB(c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.08%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,357,235
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/15/22	4,300	4,300,000
				65,192,235

Indiana–6.45%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/32	9,200	9,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.04%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.05%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.17%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(c)	0.07%	05/15/38	14,000	14,000,000
				48,640,000

Iowa–0.53%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(c)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/15/14	$2,000	$2,024,475
				4,024,475

Kansas–0.41%
Wichita (City of);
Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,000,076
Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,075,671
				3,075,747

Kentucky–1.88%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/30	14,200	14,200,000

Maryland–3.44%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,163,242
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimted Tax GO Bonds	5.00%	05/01/14	6,000	6,190,455
				25,958,697

Massachusetts–0.83%
University of Massachusetts Building Authority; Series 2013 B-1, Commerical Paper Notes	0.15%	01/13/14	6,250	6,250,000

Michigan–3.19%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.05%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.05%	08/15/32	1,615	1,615,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,265,043
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/22	6,570	6,570,000
				24,065,043

Minnesota–0.77%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.10%	04/01/37	5,835	5,835,000

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.04%	12/01/30	1,000	1,000,000

Missouri–5.22%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.22%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–Enterprise Bank & Trust)(c)(d)	0.06%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.09%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–BMO Harris Bank, N.A.)(c)(d)(e)	0.05%	11/15/43	17,500	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.08%	12/01/15	$3,950	$3,950,000
				39,365,000

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.07%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.06%	09/01/37	900	900,000
				6,900,000

New York–0.46%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.05%	11/01/31	3,485	3,485,000

Ohio–6.47%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/01/37	34,675	34,675,000
				48,775,000

Oklahoma–0.20%
Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,525,074

Oregon–2.23%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.05%	06/01/37	13,700	13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,084,877
				16,784,877

Pennsylvania–15.52%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(c)(d)(e)	0.07%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	09/01/18	2,025	2,025,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.04%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	10/15/25	7,390	7,390,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.08%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)(e)	0.06%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/24	6,915	6,915,000
				117,025,000

Rhode Island–3.31%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	09/01/37	24,945	24,945,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.34%
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.05%	11/01/32	$32,740	$32,740,000

Tennessee–2.32%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,100,723
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,007,799
				17,483,522

Texas–9.53%
Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,486,296
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(e)	0.12%	10/09/13	7,000	7,000,000
Series 2013 H-2, GO Commercial Paper Notes	0.12%	10/10/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,021,697
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	912,019
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,572,848
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,118,183
				71,871,043

Utah–0.42%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(c)	0.11%	04/01/42	3,125	3,125,000

Virginia–1.73%
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.09%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,240,295
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,289,007
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.10%	12/01/19	740	740,000
				13,069,302

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.26%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.28%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC–BMO Harris N.A.)(c)(d)(e)	0.05%	08/01/40	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/36	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/32	$8,805	$8,805,000
				39,655,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–102.38% (Cost $771,786,881)				771,786,881
OTHER ASSETS LESS LIABILITIES–(2.38)%				(17,918,984)
NET ASSETS–100.00%				$753,867,897

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom 9.2%; Canada 8.2%; other countries less than 5% each: 2.3%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $30,385,000, which represented 4.03% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.1%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	7.9
BMO Harris, N.A.	6.4
Federal National Mortgage Association	5.4
TD Bank, N.A.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$19,635,969,762	$2,490,045,162	$9,159,003,080	$3,249,942,908	$808,912,736	$771,786,881
Repurchase agreements, at value and cost	2,055,257,712	351,095,213	8,467,799,181	3,501,646,155	—	—
Total investments, at value and cost	21,691,227,474	2,841,140,375	17,626,802,261	6,751,589,063	808,912,736	771,786,881
Cash	—	—	—	—	—	30,210
Receivable for:
Investments sold	5,060,093	620,009	—	—	—	2,855,005
Interest	2,577,719	127,803	10,280,823	331,908	2,975	575,632
Fund expenses absorbed	393,790	237,823	1,517,120	616,234	83,684	121,413
Investment for trustee deferred compensation and retirement plans	559,348	265,549	271,895	113,692	52,261	100,848
Other assets	28,137	153,588	51,656	58,966	29,486	70,382
Total assets	21,699,846,561	2,842,545,147	17,638,923,755	6,752,709,863	809,081,142	775,540,371

Liabilities:
Payable for:
Amount due custodian	8,503	—	—	—	—	—
Investments purchased	—	—	—	—	—	21,118,183
Dividends	1,386,185	45,700	306,148	109,193	13,813	13,888
Accrued fees to affiliates	868,274	215,147	1,247,316	724,719	23,503	71,872
Accrued trustees’ and officer’s fees and benefits	44,395	10,188	37,359	15,006	5,616	4,790
Accrued operating expenses	26,585	65,500	196,055	201,159	43,504	36,930
Trustee deferred compensation and retirement plans	3,918,250	1,189,776	2,184,585	1,025,234	137,122	426,811
Total liabilities	6,252,192	1,526,311	3,971,463	2,075,311	223,558	21,672,474
Net assets applicable to shares outstanding	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

Net assets consist of:
Shares of beneficial interest	$21,691,277,159	$2,839,830,039	$17,634,821,108	$6,750,500,763	$808,835,141	$753,996,277
Undistributed net investment income	2,468,855	1,134,859	131,184	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(151,645)	53,938	—	—	11,183	(78,178)
	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,681,985,624	$2,012,516,863	$7,421,436,074	$4,439,498,552	$744,577,364	$516,165,837
Private Investment Class	$370,058,834	$166,612,192	$583,020,317	$358,382,702	$20,035,846	$52,446,063
Personal Investment Class	$156,031,658	$98,912,687	$131,879,562	$48,699,786	$6,195,176	$4,780,781
Cash Management Class	$744,301,265	$451,190,014	$6,226,818,583	$635,000,856	$31,552,573	$107,925,716
Reserve Class	$175,831,571	$16,254,296	$106,231,996	$289,171,003	$1,295,747	$32,804,041
Resource Class	$68,809,373	$27,010,779	$328,395,524	$144,337,050	$5,190,861	$8,295,373
Corporate Class	$1,496,576,044	$68,522,005	$2,837,170,236	$835,544,603	$10,017	$31,450,086

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,679,984,590	2,012,509,586	7,421,135,833	4,439,445,147	744,536,411	516,162,217
Private Investment Class	370,015,314	166,611,581	582,995,278	358,378,387	20,034,809	52,445,693
Personal Investment Class	156,013,403	98,912,213	131,874,250	48,699,186	6,194,835	4,780,742
Cash Management Class	744,216,093	451,188,493	6,226,590,397	634,987,305	31,550,870	107,924,959
Reserve Class	175,810,710	16,254,236	106,227,708	289,167,499	1,295,677	32,803,792
Resource Class	68,802,250	27,010,682	328,382,298	144,335,596	5,190,582	8,295,316
Corporate Class	1,496,434,296	68,521,680	2,837,051,350	835,534,318	10,018	31,449,866
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$55,614,075	$5,765,674	$19,073,402	$8,507,519	$772,654	$1,239,379

Expenses:
Advisory fees	31,585,694	4,495,016	26,103,848	6,485,374	1,277,720	1,809,100
Administrative services fees	1,111,714	569,568	1,002,077	674,561	237,626	209,296
Custodian fees	675,176	110,129	548,950	309,411	32,612	24,648
Distribution fees:
Private Investment Class	1,749,643	782,330	3,749,946	1,998,105	150,428	317,186
Personal Investment Class	816,359	744,568	983,344	202,952	30,730	23,041
Cash Management Class	802,809	409,245	6,127,355	930,633	26,255	94,956
Reserve Class	1,269,079	154,930	543,195	2,552,082	13,402	326,246
Resource Class	192,174	83,321	664,632	285,059	16,478	27,610
Corporate Class	510,269	57,229	739,439	188,930	1,252	11,239
Transfer agent fees	1,895,142	269,701	1,564,967	720,328	81,242	70,159
Trustees’ and officers’ fees and benefits	680,508	124,584	569,855	228,949	47,573	48,996
Other	885,873	266,900	743,349	548,702	161,427	166,405
Total expenses	42,174,440	8,067,521	43,340,957	15,125,086	2,076,745	3,128,882
Less: Fees waived	(10,849,500)	(4,764,642)	(27,791,120)	(8,079,925)	(1,546,401)	(2,338,304)
Net expenses	31,324,940	3,302,879	15,549,837	7,045,161	530,344	790,578
Net investment income	24,289,135	2,462,795	3,523,565	1,462,358	242,310	448,801

Realized and unrealized gain from:
Net realized gain from Investment securities	215,041	53,938	91,160	3,505	11,183	394
Net increase in net assets resulting from operations	$24,504,176	$2,516,733	$3,614,725	$1,465,863	$253,493	$449,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the years ended August 31, 2013 and 2012

	Liquid Assets Portfolio		STIC Prime Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$24,289,135	$25,157,094	$2,462,795	$2,123,775
Net realized gain (loss)	215,041	(293,864)	53,938	294,493
Net increase in net assets resulting from operations	24,504,176	24,863,230	2,516,733	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(21,918,580)	(22,653,197)	(1,451,843)	(1,970,544)
Private Investment Class	(70,203)	(91,059)	(84,504)	(159,676)
Personal Investment Class	(21,838)	(20,510)	(55,281)	(56,186)
Cash Management Class	(409,336)	(549,401)	(233,107)	(298,814)
Reserve Class	(25,476)	(20,900)	(8,350)	(5,540)
Resource Class	(19,237)	(32,103)	(24,454)	(22,143)
Corporate Class	(1,722,822)	(1,891,596)	(136,017)	(75,876)
Total distributions from net investment income	(24,187,492)	(25,258,766)	(1,993,556)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	2,629,835,972	811,900,804	(325,501,333)	445,421,945
Private Investment Class	(2,391,762)	(129,163,894)	6,780,235	(107,860,105)
Personal Investment Class	53,394,290	(5,049,935)	26,547,642	(12,026,107)
Cash Management Class	(41,391,219)	(781,536,081)	92,814,318	(93,221,563)
Reserve Class	78,585,760	6,998,794	(137,115)	9,601,823
Resource Class	(72,249,334)	(35,990,962)	(27,421,643)	25,248,010
Corporate Class	(440,549,241)	78,500,235	(28,118,507)	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	2,205,234,466	(54,341,039)	(255,036,403)	261,190,619
Net increase (decrease) in net assets	2,205,551,150	(54,736,575)	(254,513,226)	261,020,108

Net assets:
Beginning of year	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of year*	$21,693,594,369	$19,488,043,219	$2,841,018,836	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,855	$2,367,212	$1,134,859	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Treasury Portfolio		Government & Agency Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$3,523,565	$3,238,690	$1,462,358	$1,738,760
Net realized gain	91,160	50,407	3,505	27,193
Net increase in net assets resulting from operations	3,614,725	3,289,097	1,465,863	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(1,544,193)	(1,086,755)	(980,573)	(1,033,531)
Private Investment Class	(150,556)	(155,889)	(80,213)	(91,310)
Personal Investment Class	(26,315)	(32,903)	(5,433)	(2,868)
Cash Management Class	(1,230,057)	(1,375,936)	(189,876)	(300,323)
Reserve Class	(10,903)	(16,233)	(51,231)	(45,177)
Resource Class	(66,710)	(56,850)	(28,610)	(45,960)
Corporate Class	(494,831)	(514,124)	(126,422)	(219,591)
Total distributions from net investment income	(3,523,565)	(3,238,690)	(1,462,358)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions–net:
Institutional Class	407,062,365	1,834,112,962	667,341,526	(1,883,220,830)
Private Investment Class	(225,028,325)	(36,853,689)	(23,579,784)	(167,828,533)
Personal Investment Class	5,043,390	(58,382,432)	35,144,911	(1,134,450)
Cash Management Class	1,297,688,447	(1,449,829,654)	(38,517,720)	(1,000,924,066)
Reserve Class	81,040,702	(123,454,493)	24,882,972	193,913,087
Resource Class	52,057,764	(17,144,597)	(6,562,776)	(121,226,628)
Corporate Class	834,384,980	146,476,752	330,553,912	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	2,452,249,323	294,924,849	989,263,041	(3,819,655,830)
Net increase (decrease) in net assets	2,451,716,032	294,040,227	988,774,120	(3,819,803,659)

Net assets:
Beginning of year	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of year*	$17,634,952,292	$15,183,236,260	$6,750,634,552	$5,761,860,432
* Includes accumulated undistributed net investment income	$131,184	$664,475	$133,789	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$242,310	$163,684	$448,801	$474,942
Net realized gain	11,183	13,675	394	—
Net increase in net assets resulting from operations	253,493	177,359	449,195	474,942

Distributions to shareholders from net investment income:
Institutional Class	(222,382)	(143,288)	(309,956)	(313,662)
Private Investment Class	(7,591)	(7,051)	(35,465)	(49,272)
Personal Investment Class	(1,060)	(941)	(1,620)	(2,080)
Cash Management Class	(7,170)	(6,788)	(52,352)	(62,337)
Reserve Class	(352)	(417)	(17,740)	(14,456)
Resource Class	(2,079)	(2,984)	(8,146)	(12,162)
Corporate Class	(1,676)	(2,215)	(23,522)	(20,973)
Total distributions from net investment income	(242,310)	(163,684)	(448,801)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions–net:
Institutional Class	312,726,590	55,882,200	20,867,865	(6,724,666)
Private Investment Class	(18,411,857)	(9,209,433)	(43,381,875)	(3,000,673)
Personal Investment Class	1,649,254	(255,316)	2,034,576	(1,467,962)
Cash Management Class	(1,895,459)	(5,916,215)	31,418,445	(29,853,031)
Reserve Class	(53,450)	477,453	7,448,266	7,073,577
Resource Class	(6,726,597)	(5,164,314)	(20,059,037)	3,754,782
Corporate Class	4	(50,832,006)	4,129,646	(634,156)
Net increase (decrease) in net assets resulting from share transactions	287,288,485	(15,017,631)	2,457,886	(30,852,129)
Net increase (decrease) in net assets	287,299,668	(15,051,952)	2,458,280	(30,852,129)

Net assets:
Beginning of year	521,557,916	536,609,868	751,409,617	782,261,746
End of year*	$808,857,584	$521,557,916	$753,867,897	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

August 31, 2013

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013.

45                         Short-Term Investments Trust

For the year ended August 31, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$7,336,942	$—
STIC Prime Portfolio	2,102,764	528,107
Treasury Portfolio	6,161,478	8,862,115
Government & Agency Portfolio	—	2,008,252
Government TaxAdvantage Portfolio	572,887	734,974
Tax-Free Cash Reserve Portfolio	369,053	1,168,987

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$687,674	$487,359	$32,497	$977,153	$84,780	N/A
STIC Prime Portfolio	448,956	533,846	277,603	132,776	60,740	$49,712
Treasury Portfolio	2,246,564	720,587	4,876,106	472,352	530,220	730,483
Government & Agency Portfolio	1,183,354	148,208	710,621	2,209,966	222,054	169,199
Government TaxAdvantage Portfolio	75,212	22,535	21,003	11,659	13,182	1,252
Tax-Free Cash Reserve Portfolio	158,587	16,896	75,964	283,829	22,087	11,239

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

46                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$699,857	$217,696	$160,562	$164,980	N/A	N/A
STIC Prime Portfolio	312,932	198,552	81,849	20,141	$16,664	N/A
Treasury Portfolio	1,499,978	262,225	1,225,471	70,615	132,926	N/A
Government & Agency Portfolio	799,242	54,120	186,127	331,770	57,012	N/A
Government TaxAdvantage Portfolio	75,214	8,194	5,251	1,743	3,295	N/A
Tax-Free Cash Reserve Portfolio	158,593	6,144	18,991	42,412	5,522	N/A
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$1,055,592,660	$1,161,210,418	$—
STIC Prime Portfolio	227,597,160	285,178,672	—
Tax-Free Cash Reserve Portfolio	1,278,615,824	1,163,901,128	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

47                         Short-Term Investments Trust

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2013 and 2012:

	2013	2012
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$24,187,492	$25,258,766
STIC Prime Portfolio	1,993,556	2,588,779
Treasury Portfolio	4,148,016	4,173,719
Government & Agency Portfolio	1,954,784	1,913,782
Government TaxAdvantage Portfolio	242,310	211,680
Tax-Free Cash Reserve Portfolio	448,801	474,942

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,310,796	$(3,841,941)	$(151,645)	$21,691,277,159	$21,693,594,369
STIC Prime Portfolio	2,342,345	(1,153,548)	—	2,839,830,039	2,841,018,836
Treasury Portfolio	2,278,676	(2,147,492)	—	17,634,821,108	17,634,952,292
Government & Agency Portfolio	1,143,514	(1,009,725)	—	6,750,500,763	6,750,634,552
Government TaxAdvantage Portfolio	152,436	(129,993)	—	808,835,141	808,857,584
Tax-Free Cash Reserve Portfolio	362,850	(413,052)	(78,178)	753,996,277	753,867,897

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$215,041
Tax-Free Cash Reserve Portfolio	394

The Funds have a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2013. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$294,493	$(294,493)	$—
Treasury Portfolio	(533,291)	533,291	—
Government & Agency Portfolio	(488,921)	488,921	—

48                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	159,299,902,193	$159,299,902,193	89,348,642,488	$89,348,642,488
Private Investment Class	1,949,199,266	1,949,199,266	1,457,491,082	1,457,491,082
Personal Investment Class	480,171,522	480,171,522	394,000,581	394,000,581
Cash Management Class	4,626,088,763	4,626,088,763	4,943,022,425	4,943,022,425
Reserve Class	1,070,630,153	1,070,630,153	798,059,349	798,059,349
Resource Class	370,992,270	370,992,270	949,447,727	949,447,727
Corporate Class	14,158,171,832	14,158,171,832	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	8,129,150	8,129,150	7,977,164	7,977,164
Private Investment Class	21,780	21,780	28,241	28,241
Personal Investment Class	17,072	17,072	16,939	16,939
Cash Management Class	207,523	207,523	243,762	243,762
Reserve Class	24,034	24,034	20,656	20,656
Resource Class	19,468	19,468	31,545	31,545
Corporate Class	950,291	950,291	652,399	652,399

Reacquired:
Institutional Class	(156,678,195,371)	(156,678,195,371)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(1,951,612,808)	(1,951,612,808)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(426,794,304)	(426,794,304)	(399,067,455)	(399,067,455)
Cash Management	(4,667,687,505)	(4,667,687,505)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(992,068,427)	(992,068,427)	(791,081,211)	(791,081,211)
Resource Class	(443,261,072)	(443,261,072)	(985,470,234)	(985,470,234)
Corporate Class	(14,599,671,364)	(14,599,671,364)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	2,205,234,466	$2,205,234,466	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,427,185,800	$6,427,185,800	8,818,749,285	$8,818,749,285
Private Investment Class	1,138,175,843	1,138,175,843	1,646,112,321	1,646,112,321
Personal Investment Class	2,045,639,772	2,045,639,772	2,023,470,801	2,023,470,801
Cash Management Class	2,764,492,641	2,764,492,641	2,918,490,012	2,918,490,012
Reserve Class	55,993,607	55,993,607	59,987,205	59,987,205
Resource Class	163,545,333	163,545,333	120,292,226	120,292,226
Corporate Class	1,518,711,668	1,518,711,668	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	416,999	416,999	522,849	522,849
Private Investment Class	37,090	37,090	90,389	90,389
Personal Investment Class	38,862	38,862	44,770	44,770
Cash Management Class	72,029	72,029	157,787	157,787
Reserve Class	8,173	8,173	4,815	4,815
Resource Class	22,461	22,461	18,083	18,083
Corporate Class	120,286	120,286	73,178	73,178

Reacquired:
Institutional Class	(6,753,104,132)	(6,753,104,132)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(1,131,432,698)	(1,131,432,698)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(2,019,130,992)	(2,019,130,992)	(2,035,541,678)	(2,035,541,678)
Cash Management	(2,671,750,352)	(2,671,750,352)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(56,138,895)	(56,138,895)	(50,390,197)	(50,390,197)
Resource Class	(190,989,437)	(190,989,437)	(95,062,299)	(95,062,299)
Corporate Class	(1,546,950,461)	(1,546,950,461)	(962,480,637)	(962,480,637)
Net increase (decrease) in share activity	(255,036,403)	$(255,036,403)	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	26,055,460,755	$26,055,460,755	25,684,885,613	$25,684,885,613
Private Investment Class	2,641,592,556	2,641,592,556	6,307,904,112	6,307,904,112
Personal Investment Class	1,071,616,816	1,071,616,816	1,107,149,443	1,107,149,443
Cash Management Class	34,271,725,690	34,271,725,690	36,590,448,616	36,590,448,616
Reserve Class	281,164,270	281,164,270	550,118,652	550,118,652
Resource Class	347,900,466	347,900,466	438,220,116	438,220,116
Corporate Class	17,590,650,977	17,590,650,977	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	1,179,560	1,179,560	692,335	692,335
Private Investment Class	53,397	53,397	45,128	45,128
Personal Investment Class	30,289	30,289	41,597	41,597
Cash Management Class	122,133	122,133	199,968	199,968
Reserve Class	9,165	9,165	21,779	21,779
Resource Class	28,138	28,138	30,503	30,503
Corporate Class	199,623	199,623	281,122	281,122

Reacquired:
Institutional Class	(25,649,577,950)	(25,649,577,950)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(2,866,674,278)	(2,866,674,278)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(1,066,603,715)	(1,066,603,715)	(1,165,573,472)	(1,165,573,472)
Cash Management	(32,974,159,376)	(32,974,159,376)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(200,132,733)	(200,132,733)	(673,594,924)	(673,594,924)
Resource Class	(295,870,840)	(295,870,840)	(455,395,216)	(455,395,216)
Corporate Class	(16,756,465,620)	(16,756,465,620)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	2,452,249,323	$2,452,249,323	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	46,220,360,964	$46,220,360,964	50,116,831,608	$50,116,831,608
Private Investment Class	1,502,277,595	1,502,277,595	1,978,700,678	1,978,700,678
Personal Investment Class	139,783,039	139,783,039	101,374,961	101,374,961
Cash Management Class	10,691,710,205	10,691,710,205	11,662,178,713	11,662,178,713
Reserve Class	619,154,214	619,154,214	638,520,807	638,520,807
Resource Class	1,092,349,252	1,092,349,252	1,474,848,113	1,474,848,113
Corporate Class	5,307,227,949	5,307,227,949	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	550,215	550,215	624,554	624,554
Private Investment Class	25,979	25,979	17,647	17,647
Personal Investment Class	99	99	109	109
Cash Management Class	137,001	137,001	125,442	125,442
Reserve Class	36,484	36,484	16,199	16,199
Resource Class	25,432	25,432	31,833	31,833
Corporate Class	67,865	67,865	103,232	103,232

Reacquired:
Institutional Class	(45,553,569,653)	(45,553,569,653)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(1,525,883,358)	(1,525,883,358)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(104,638,227)	(104,638,227)	(102,509,520)	(102,509,520)
Cash Management	(10,730,364,926)	(10,730,364,926)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(594,307,726)	(594,307,726)	(444,623,919)	(444,623,919)
Resource Class	(1,098,937,460)	(1,098,937,460)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(4,976,741,902)	(4,976,741,902)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	989,263,041	$989,263,041	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,845,348,294	$3,845,348,294	3,731,626,851	$3,731,626,851
Private Investment Class	191,682,602	191,682,602	253,690,624	253,690,624
Personal Investment Class	14,523,876	14,523,876	10,327,891	10,327,891
Cash Management Class	84,031,947	84,031,947	43,621,575	43,621,575
Reserve Class	816,640	816,640	3,860,999	3,860,999
Resource Class	2,973,005	2,973,005	17,935,727	17,935,727
Corporate Class	80,000,000	80,000,000	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	193,790	193,790	147,439	147,439
Private Investment Class	3,966	3,966	4,337	4,337
Cash Management Class	6,954	6,954	10,599	10,599
Reserve Class	347	347	645	645
Resource Class	2,056	2,056	3,478	3,478
Corporate Class	4	4	2,178	2,178

Reacquired:
Institutional Class	(3,532,815,494)	(3,532,815,494)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(210,098,425)	(210,098,425)	(262,904,394)	(262,904,394)
Personal Investment Class	(12,874,622)	(12,874,622)	(10,583,207)	(10,583,207)
Cash Management	(85,934,360)	(85,934,360)	(49,548,389)	(49,548,389)
Reserve Class	(870,437)	(870,437)	(3,384,191)	(3,384,191)
Resource Class	(9,701,658)	(9,701,658)	(23,103,519)	(23,103,519)
Corporate Class	(80,000,000)	(80,000,000)	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	287,288,485	$287,288,485	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,566,703,950	$1,566,703,950	1,171,103,042	$1,171,103,042
Private Investment Class	140,182,581	140,182,581	235,527,922	235,527,922
Personal Investment Class	7,300,308	7,300,308	5,675,300	5,675,300
Cash Management Class	181,848,030	181,848,030	338,249,957	338,249,957
Reserve Class	74,098,247	74,098,247	83,892,175	83,892,175
Resource Class	33,461,520	33,461,520	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	73,809	73,809	62,811	62,811
Private Investment Class	30,044	30,044	29,076	29,076
Personal Investment Class	741	741	822	822
Cash Management Class	31,879	31,879	46,142	46,142
Reserve Class	17,444	17,444	14,273	14,273
Resource Class	8,151	8,151	10,887	10,887
Corporate Class	16,263	16,263	20,706	20,706

Reacquired:
Institutional Class	(1,545,909,894)	(1,545,909,894)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(183,594,500)	(183,594,500)	(238,557,671)	(238,557,671)
Personal Investment Class	(5,266,473)	(5,266,473)	(7,144,084)	(7,144,084)
Cash Management	(150,461,464)	(150,461,464)	(368,149,130)	(368,149,130)
Reserve Class	(66,667,425)	(66,667,425)	(76,832,871)	(76,832,871)
Resource Class	(53,528,708)	(53,528,708)	(39,094,880)	(39,094,880)
Corporate Class	(75,915,191)	(75,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	2,457,886	$2,457,886	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets
Liquid Assets Portfolio
Year ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$175,832	0.24	%(c)	1.17	%(c)	0.02	%(c)
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
STIC Prime Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12	(c)	1.19	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Treasury Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09	(c)	1.18	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Government & Agency Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11	(c)	1.14	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Government TaxAdvantage Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06	(c)	1.20	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Tax-Free Cash Reserve Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10	(c)	1.30	(c)	0.06	(c)
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03
Year ended 08/31/09	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $126,908, 15,493, 54,320, 255,208, 1,340 and 32,625 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 25, 2013

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.06	$1,024.15	$1.07	0.21%
STIC Prime Portfolio	1,000.00	1,000.20	0.60	1,024.60	0.61	0.12
Treasury Portfolio	1,000.00	1,000.10	0.31	1,024.90	0.31	0.06
Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.75	0.46	0.09
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.20	1,025.00	0.20	0.04
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.45	1,024.75	0.46	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2013, through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the

Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, above the Index for the three year period and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first

58 Short-Term Investments Trust

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Government TaxAdvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was

59 Short-Term Investments Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the rate for the other mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate for the other domestic mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government TaxAdvantage Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

60 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2013:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.17%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.01%	0.00%
Treasury Portfolio	0.00%	0.00%	49.41%	0.00%
Government & Agency Portfolio	0.00%	0.00%	1.73%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	17.33%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	91,161	100%
Government & Agency Portfolio	3,505	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			117	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			117	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	130	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex because he and his firm currently provide legal services as legal counsel to such Funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	117	ACE Limited (insurance company); Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	130	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	117	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	117	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			117	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			117	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	117	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	117	None
Larry Soll — 1942 Trustee	2003	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	117	None
Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	130	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	117	None
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Vice President	1989

Head of Invesco’s World Wide Fixed Income and Cash Management Group; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, Invesco Funds (Chicago), and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                     CM-STIT-AR-7             Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2013

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
61	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2013, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2013. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Policy concerns continued to dominate the macroeconomic landscape during the 12 months covered by this report.

The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, committing to keep interest rates at this level at least until unemployment falls to

6.5% and long-term inflation expectations do not rise above 2.5%.1 In December 2012, the Fed ended Operation Twist, which had lifted short-term interest rates, and began a third round of quantitative easing, which included $85 billion1 monthly purchases of Treasuries and mortgage-backed securities. This effort, which aimed to keep long-term interest rates low, also meant that money market funds continued to operate in an ultra-low interest rate environment.

In late 2012 and early 2013, attention turned to fiscal policy and concern over the “fiscal cliff” - economic developments that, if not addressed, could have had dire effects on the US economy. A last-minute package of $650 billion2 in combined tax increases and spending cuts, the American Taxpayer Relief Act of 2012, averted the fiscal cliff and its potential drag on the US economy. It also contributed to some of the best news to come out of Washington of late, a lower-than-expected federal deficit. At $642 billion, the 2013 federal deficit would be the smallest deficit since 2008 – an impressive 41% lower than the 2012 figure of $1.087 trillion.3 As a share of the economy, the 2013 deficit would represent 4.0% of gross domestic product, down significantly from 10.1% in 2009.3

Toward the end of the reporting period, uncertainty re-emerged as the Fed announced its intention to taper, or slow down, its asset purchases. This sparked concern about imminently rising interest rates.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco - one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield - in that order - to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

2  Source: Reuters

3  Source: Congressional Budget Office

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                          Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                          Short-Term Investments Trust

Fund data

  Resource Class data as of 8/31/13

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	29 - 49 days	38 days	66 days	$68.8 million
STIC Prime	9 - 23 days	17 days	20 days	27.0 million
Treasury	27 - 50 days	41 days	41 days	328.3 million
Government & Agency	21 - 49 days	37 days	57 days	144.3 million
Government TaxAdvantage	23 - 48 days	44 days	48 days	5.1 million
Tax-Free Cash Reserve	17 - 29 days	29 days	29 days	8.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                          Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/13

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-4, 6-17	Treasury Portfolio 1, 7-11, 13, 14, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 16, 17
1 - 7	32.7%	43.8%	50.5%	55.0%	21.7%	87.9%
8 - 30	13.9	34.4	3.7	1.1	27.2	0.0
31 - 60	20.1	21.8	14.5	15.4	25.3	2.6
61 - 90	9.2	0.0	13.7	5.3	5.6	0.4
91 - 180	16.3	0.0	14.8	14.1	19.0	4.0
181+	7.8	0.0	2.8	9.1	1.2	5.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed, possibly negatively impacting its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

5                          Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.06%(a)
Asset-Backed Securities–Consumer Receivables–3.94%
Barton Capital LLC(b)(c)	0.21%	10/21/13	$60,000	$60,000,000
Bryant Park Funding LLC(b)	0.07%	09/03/13	50,000	49,999,805
Old Line Funding, LLC(b)	0.22%	11/01/13	50,000	49,981,360
Old Line Funding, LLC(b)	0.23%	10/15/13	44,700	44,687,434
Old Line Funding, LLC(b)	0.24%	11/15/13	100,000	99,950,000
Old Line Funding, LLC(b)	0.24%	01/15/14	88,000	87,920,213
Old Line Funding, LLC(b)	0.25%	10/09/13	50,000	49,986,806
Old Line Funding, LLC(b)	0.25%	10/21/13	40,000	39,986,111
Salisbury Receivables Co. LLC(b)	0.16%	10/08/13	44,000	43,992,764
Salisbury Receivables Co. LLC(b)	0.18%	09/17/13	50,000	49,996,000
Sheffield Receivables Corp.(b)	0.17%	10/07/13	50,000	49,991,500
Sheffield Receivables Corp.(b)	0.17%	10/16/13	54,000	53,988,525
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	44,000	43,997,800
Thunder Bay Funding, LLC(b)	0.20%	10/03/13	50,000	49,991,111
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	30,000	29,993,667
Thunder Bay Funding, LLC(b)	0.25%	10/21/13	50,000	49,982,639
				854,445,735

Asset-Backed Securities–Diversified Banks–2.74%
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,879,875
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,877,085
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	208,000	207,851,800
Collateralized Commercial Paper II Co., LLC(b)	0.30%	12/05/13	130,000	129,897,083
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,858,175
				595,364,018

Asset-Backed Securities–Fully Supported–1.82%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.23%	10/15/13	35,000	35,000,000
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	11/21/13	20,000	19,989,650
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.23%	02/13/14	50,000	49,947,292
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	11/20/13	38,000	37,979,733
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(d)	0.24%	01/10/14	71,000	70,937,993
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.25%	11/13/13	180,000	180,000,000
				393,854,668

Asset-Backed Securities–Fully Supported Bank–5.29%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/11/13	50,000	49,998,056
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/24/13	55,900	55,895,000
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	09/26/13	37,200	37,196,383
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/03/13	100,000	99,998,945
Cancara Asset Securitisation LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.19%	09/17/13	70,000	69,994,089
Concord Minutemen Capital Co., LLC;–Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	150,000	149,998,083
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.22%	09/19/13	75,000	74,991,750
Crown Point Capital Co., LLC; –Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/10/13	75,000	74,995,688
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	09/23/13	40,000	39,995,600
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.19%	11/05/13	100,000	99,965,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/03/13	$25,000	$24,999,681
Legacy Capital Co., LLC –Series A (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/17/13	25,000	24,997,444
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.22%	10/21/13	20,000	19,993,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/09/13	100,000	99,994,889
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.23%	09/12/13	50,000	49,996,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(d)	0.16%	09/16/13	40,000	39,997,333
Matchpoint Master Trust (CEP–BNP Paribas)(b)(d)	0.20%	09/12/13	50,000	49,996,944
Victory Receivables Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	10/02/13	65,000	64,989,925
Working Capital Management L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.18%	10/02/13	20,000	19,996,900
				1,147,992,779

Asset-Backed Securities–Multi-Purpose–8.64%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	53,000	52,994,700
Chariot Funding, LLC(b)	0.24%	11/07/13	50,000	49,977,667
Chariot Funding, LLC(b)	0.24%	11/08/13	90,000	89,959,200
Chariot Funding, LLC(b)	0.24%	12/05/13	50,000	49,968,333
Chariot Funding, LLC(b)	0.24%	12/17/13	100,000	99,928,667
Chariot Funding, LLC(b)	0.24%	01/06/14	50,000	49,957,667
Chariot Funding, LLC(b)	0.24%	01/16/14	50,000	49,954,333
Chariot Funding, LLC(b)	0.25%	10/16/13	50,000	49,984,375
Chariot Funding, LLC(b)	0.25%	11/01/13	50,000	49,978,819
Chariot Funding, LLC(b)	0.27%	09/04/13	50,000	49,998,875
CHARTA, LLC(b)	0.15%	10/03/13	48,000	47,993,600
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	50,000	49,989,917
Jupiter Securitization Co. LLC(b)	0.23%	09/18/13	50,000	49,994,569
Jupiter Securitization Co. LLC(b)	0.24%	11/26/13	50,000	49,971,333
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	30,000	29,981,000
Jupiter Securitization Co. LLC(b)	0.24%	02/05/14	50,000	49,947,667
Jupiter Securitization Co. LLC(b)	0.24%	02/25/14	50,000	49,941,000
Jupiter Securitization Co. LLC(b)	0.27%	09/03/13	75,000	74,998,875
Jupiter Securitization Co. LLC(b)	0.27%	09/04/13	50,000	49,998,875
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	22,500	22,468,125
Mont Blanc Capital Corp.(b)(d)	0.21%	11/08/13	25,000	24,990,083
Mont Blanc Capital Corp.(b)(d)	0.26%	09/09/13	54,730	54,726,838
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/10/13	45,000	44,998,088
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/16/13	50,000	49,996,458
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	10/08/13	100,000	99,982,528
Regency Markets No. 1 LLC(b)(d)	0.14%	09/05/13	86,809	86,807,650
Regency Markets No. 1 LLC(b)(d)	0.15%	09/13/13	50,000	49,997,500
Regency Markets No. 1 LLC(b)(d)	0.15%	09/16/13	50,000	49,996,875
Regency Markets No. 1 LLC(b)(d)	0.15%	09/20/13	220,000	219,982,583
Scaldis Capital Ltd./LLC(b)(d)	0.17%	09/17/13	25,000	24,998,111
Scaldis Capital Ltd./LLC(b)(d)	0.22%	09/03/13	100,000	99,998,778
				1,874,463,089

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding, LLC(b)	0.13%	09/20/13	25,003	25,001,285
Market Street Funding, LLC(b)	0.15%	10/03/13	43,550	43,544,193
Market Street Funding, LLC(b)	0.16%	09/30/13	62,572	62,563,935
Market Street Funding, LLC(b)	0.17%	10/01/13	53,132	53,124,473
				184,233,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance–0.97%
Toyota Motor Credit Corp.(d)	0.25%	09/04/13	$150,000	$149,996,875
Toyota Motor Credit Corp.(d)	0.27%	01/03/14	60,000	59,944,200
				209,941,075

Diversified Banks–16.43%
Barclays Bank PLC(b)(d)	0.52%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.24%	09/03/13	150,000	149,998,000
BNZ International Funding Ltd.(b)(d)	0.19%	09/13/13	96,000	95,993,920
BNZ International Funding Ltd.(b)(d)	0.20%	10/11/13	74,750	74,733,389
DBS Bank Ltd.(b)(d)	0.26%	09/10/13	50,000	49,996,812
DBS Bank Ltd.(b)(d)	0.26%	09/12/13	100,000	99,992,208
DBS Bank Ltd.(b)(d)	0.26%	09/13/13	80,000	79,993,200
DBS Bank Ltd.(b)(d)	0.27%	10/04/13	110,000	109,972,775
Dexia Credit Local S.A.(d)	0.30%	11/12/13	50,000	49,970,000
Dexia Credit Local S.A.(d)	0.34%	12/12/13	75,000	74,927,750
Dexia Credit Local S.A.(d)	0.40%	02/12/14	65,000	64,881,555
Dexia Credit Local S.A.(d)	0.40%	02/14/14	41,000	40,924,378
Dexia Credit Local S.A.(d)	0.40%	02/14/14	140,000	139,741,778
ING (US) Funding LLC(d)	0.22%	11/01/13	60,000	59,978,142
ING (US) Funding LLC(d)	0.24%	09/23/13	60,000	59,991,383
Lloyds TSB Bank PLC(d)	0.14%	09/03/13	200,000	199,998,444
Lloyds TSB Bank PLC(d)	0.14%	09/06/13	50,000	49,999,028
Lloyds TSB Bank PLC(d)	0.14%	09/30/13	40,000	39,995,489
Mizuho Funding, LLC(b)(d)	0.17%	09/18/13	70,000	69,994,546
Mizuho Funding, LLC(b)(d)	0.21%	11/07/13	40,000	39,984,367
Mizuho Funding, LLC(b)(d)	0.23%	12/03/13	50,000	49,970,937
Mizuho Funding, LLC(b)(d)	0.25%	01/06/14	50,000	49,955,903
Mizuho Funding, LLC(b)(d)	0.25%	01/08/14	100,000	99,910,417
National Australia Funding Delaware Inc.(b)(d)	0.14%	11/05/13	140,000	139,964,611
National Australia Funding Delaware Inc.(b)(d)	0.15%	10/25/13	100,000	99,977,500
National Australia Funding Delaware Inc.(b)(d)	0.15%	11/12/13	100,000	99,971,000
National Australia Funding Delaware Inc.(b)(d)	0.17%	09/12/13	50,000	49,997,403
National Australia Funding Delaware Inc.(b)(d)	0.17%	10/07/13	100,000	99,983,000
Natixis US Finance Co., LLC(d)	0.13%	09/05/13	50,000	49,999,278
Oversea–Chinese Banking Corp. Ltd.(d)	0.18%	09/18/13	50,000	49,995,750
Oversea–Chinese Banking Corp. Ltd.(d)	0.20%	09/03/13	100,000	99,998,889
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Societe Generale North America, Inc.(d)	0.12%	09/11/13	100,000	99,996,805
Societe Generale North America, Inc.(d)	0.10%	09/05/13	75,000	74,999,208
Societe Generale North America, Inc.(d)	0.13%	09/05/13	180,000	179,997,500
Societe Generale North America, Inc.(d)	0.22%	09/17/13	50,000	49,995,111
Societe Generale North America, Inc.(d)	0.23%	09/10/13	60,000	59,996,625
Standard Chartered Bank(b)(d)	0.13%	09/04/13	130,000	129,998,592
Standard Chartered Bank(b)(d)	0.21%	10/04/13	58,000	57,988,835
Standard Chartered Bank(b)(d)	0.21%	10/07/13	110,000	109,976,900
Standard Chartered Bank(b)(d)	0.22%	09/13/13	100,000	99,992,667
				3,563,734,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products–0.19%
Reckitt Benckiser Treasury Services PLC(b)(d)	0.08%	09/17/13	$17,000	$16,999,395
Reckitt Benckiser Treasury Services PLC(b)(d)	0.50%	02/11/14	25,000	24,943,403
				41,942,798

Other Diversified Financial Services–1.06%
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,953,433
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,952,700
General Electric Capital Corp.	0.23%	11/01/13	75,000	74,970,771
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,965,340
				229,842,244

Regional Banks–4.50%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	09/27/13	85,715	85,704,476
Banque et Caisse d’Epargne de l’Etat(d)	0.14%	09/17/13	50,000	49,996,889
Banque et Caisse d’Epargne de l’Etat(d)	0.17%	10/15/13	50,000	49,989,611
Commonwealth Bank of Australia(b)(d)	0.16%	11/25/13	50,000	49,981,701
Commonwealth Bank of Australia(b)(d)	0.17%	09/03/13	60,000	59,999,450
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.15%	09/11/13	50,000	49,997,917
Landesbank Hessen–Thueringen Girozentrale(b)(d)	0.16%	09/09/13	75,000	74,997,333
Macquarie Bank Ltd.(b)(d)	0.23%	11/18/13	40,000	39,980,067
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/03/13	250,000	249,951,111
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.22%	10/07/13	100,000	99,978,000
Sumitomo Mitsui Banking Corp.(b)(d)	0.15%	10/01/13	35,000	34,995,625
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	10/17/13	80,000	79,977,511
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	01/24/14	50,000	49,949,653
				975,499,344

Soft Drinks–1.50%
Coca-Cola Co.(b)	0.15%	10/04/13	60,000	59,991,750
Coca-Cola Co.(b)	0.17%	09/10/13	100,000	99,995,750
Coca-Cola Co.(b)	0.19%	11/18/13	40,000	39,983,533
Coca-Cola Co.(b)	0.21%	02/04/14	50,000	49,954,500
Coca-Cola Co.(b)	0.21%	02/06/14	50,000	49,953,917
Coca-Cola Co.(b)	0.21%	02/07/14	25,000	24,976,813
				324,856,263

Specialized Finance–3.13%
Caisse de Depots et Consignations(b)(d)	0.15%	09/27/13	100,000	99,989,167
Caisse de Depots et Consignations(b)(d)	0.16%	09/16/13	70,000	69,995,333
Caisse de Depots et Consignations(b)(d)	0.20%	09/13/13	80,000	79,994,667
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	10/22/13	45,000	44,990,437
Kreditanstalt fur Wiederaufbau(b)(d)	0.15%	12/02/13	75,000	74,971,250
Kreditanstalt fur Wiederaufbau(b)(d)	0.16%	01/06/14	100,000	99,943,556
Kreditanstalt fur Wiederaufbau(b)(d)	0.24%	10/01/13	210,000	209,958,875
				679,843,285
Total Commercial Paper (Cost $11,076,013,279)				11,076,013,279

Certificates of Deposit–24.02%
Bank of Montreal(c)(d)	0.33%	08/12/14	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	110,000	110,000,000
Bank of Nova Scotia(d)	0.23%	10/03/13	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.31%	02/06/14	$60,000	$60,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.37%	09/11/14	100,000	100,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.04%	09/03/13	200,000	200,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/13	50,000	50,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.11%	09/04/13	150,000	150,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.16%	09/30/13	15,000	15,000,000
Bank of Tokyo–Mitsubishi UFJ, Ltd. (The)(d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(d)	0.25%	06/17/14	450,000	450,000,000
BNP Paribas(d)	0.24%	10/10/13	60,000	60,000,000
Canadian Imperial Bank of Commerce(d)	0.02%	09/03/13	226,389	226,389,378
Credit Agricole Corporate & Investment Bank(d)	0.16%	09/06/13	150,000	150,000,000
Mizuho Corporate Bank, Ltd.(d)	0.22%	10/15/13	162,500	162,500,000
National Australia Bank Ltd.(d)	0.16%	10/28/13	100,000	100,000,000
Nationwide Building Society(d)	0.24%	12/09/13	120,000	119,919,217
Natixis(d)	0.10%	09/03/13	600,000	600,000,000
Natixis(c)(d)	0.31%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.16%	10/24/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.16%	10/28/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/08/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.17%	10/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.17%	11/15/13	40,000	40,000,000
Nordea Bank Finland PLC(d)	0.17%	11/18/13	100,000	100,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	11/04/13	60,000	60,000,000
Norinchukin Bank (The)(d)	0.23%	10/07/13	30,000	30,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/21/14	185,000	185,000,000
Norinchukin Bank (The)(c)(d)	0.28%	01/29/14	33,000	33,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	30,000	30,000,000
Oversea–Chinese Banking Corp. Ltd.(d)	0.26%	10/07/13	100,000	100,000,000
Rabobank Nederland(d)	0.26%	09/03/13	60,000	60,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/04/13	48,380	48,380,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	11/01/13	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.22%	10/18/13	134,000	134,000,000
Svenska Handelsbanken AB(d)	0.18%	09/11/13	36,000	36,000,000
Svenska Handelsbanken AB(d)	0.19%	10/18/13	115,540	115,540,000
Swedbank AB(d)	0.09%	09/03/13	10,000	10,000,000
Toronto–Dominion Bank(d)	0.20%	10/28/13	150,000	150,000,000
Toronto–Dominion Bank(d)	0.20%	01/14/14	100,000	100,000,000
Toronto–Dominion Bank(d)	0.21%	02/07/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	02/14/14	50,000	50,000,000
Toronto–Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto–Dominion Bank(d)	0.23%	10/28/13	60,000	60,000,000
Toronto–Dominion Bank(d)	0.25%	09/20/13	100,000	100,000,000
Total Certificates of Deposit (Cost $5,209,828,595)				5,209,828,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–8.32%(e)
Credit Enhanced–8.32%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	$800	$800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/35	8,685	8,685,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	7,465	7,465,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.06%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/21	1,920	1,920,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/33	25,805	25,805,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/40	2,190	2,190,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.08%	12/01/32	2,615	2,615,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	01/01/33	24,775	24,775,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	11/01/38	$4,335	$4,335,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	23,080	23,080,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.06%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.05%	07/01/24	11,395	11,395,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	10/01/32	4,710	4,710,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.06%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/37	3,800	3,800,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.07%	03/01/30	40,360	40,360,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/34	4,510	4,510,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.06%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	11/01/32	3,200	3,200,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.05%	05/15/31	3,880	3,879,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	$11,945	$11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	14,600	14,600,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.06%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/25	4,600	4,600,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.08%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(b)(f)	0.09%	10/01/17	2,150	2,150,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.17%	06/01/17	829	829,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.07%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.06%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	5,700	5,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	$3,970	$3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.06%	03/01/31	3,200	3,200,000
Kansas City (City of), Missouri Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)	0.06%	11/15/26	1,650	1,650,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/33	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.06%	10/01/42	5,175	5,175,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/26	3,775	3,775,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/14	400	400,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.06%	04/15/30	7,930	7,930,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/28	1,620	1,620,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.05%	07/01/41	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.18%	03/01/39	8,010	8,010,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	19,670	19,670,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/30	15,435	15,435,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/15/38	7,591	7,591,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/42	20,885	20,885,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.09%	11/15/39	$19,000	$19,000,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.06%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	01/01/25	1,915	1,915,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.07%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.08%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/01/33	12,800	12,800,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.05%	05/01/41	2,200	2,200,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/38	3,740	3,740,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.06%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(f)	0.08%	07/01/38	14,800	14,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	03/01/33	4,750	4,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/36	7,575	7,574,659
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	425	424,809
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	12/01/24	2,980	2,980,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.06%	11/01/36	9,030	9,030,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank N.A.)(f)	0.05%	12/01/29	45,410	45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	04/01/32	10,210	10,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/36	$1,820	$1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/17	5,440	5,440,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/28	900	900,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,945	1,945,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	8,185	8,185,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	12/01/27	1,700	1,700,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	26,460	26,460,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.08%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/01/23	700	700,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.06%	07/01/32	4,135	4,135,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.11%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.11%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.06%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	10/01/29	4,200	4,200,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.05%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/24	4,000	4,000,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.24%	07/01/40	2,365	2,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	04/01/26	$4,215	$4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.07%	05/01/19	1,660	1,660,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.22%	10/01/21	5,275	5,275,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/40	1,150	1,150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	10/01/33	7,675	7,675,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.12%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(d)(f)	0.11%	03/01/29	1,070	1,070,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.06%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.13%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.06%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.08%	06/01/41	12,390	12,390,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	01/15/22	4,625	4,625,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–BMO Harris N.A.)(d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	12/01/31	11,255	11,255,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.06%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.07%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	08/01/35	12,225	12,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.08%	06/15/35	$5,350	$5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.04%	10/01/19	2,510	2,510,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.07%	12/01/38	3,345	3,345,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–BMO Harris N.A.)(d)(f)	0.05%	08/01/40	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.18%	05/01/33	700	700,000
Total Variable Rate Demand Notes (Cost $1,805,093,379)				1,805,093,379

U.S. Treasury Securities–1.11%
U.S. Treasury Bills–1.11%(a)
U.S. Treasury Bills	0.05%	09/05/13	75,000	74,999,583
U.S. Treasury Bills	0.10%	12/26/13	165,000	164,946,834
Total U.S. Treasury Securities (Cost $239,946,417)				239,946,417

Other Bonds & Notes–6.01%
American Honda Finance Corp., Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,027,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short–Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada,
Sr. Unsec. Notes(b)(c)(d)	0.32%	09/04/14	$300,000	$300,000,000
Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	200,000	200,000,000
Toronto-Dominion Bank, Sr. Unsec. Medium-Term Global Notes(c)(d)	0.72%	11/01/13	75,000	75,060,418
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	09/19/14	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.32%	09/19/14	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.42%	09/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $1,305,088,092)				1,305,088,092
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.52% (Cost $19,635,969,762)				19,635,969,762

			Repurchase Amount
Repurchase Agreements–9.47%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 0.50%-7.75%, 09/10/13-03/26/42)(d)(h)	0.18%	—	—	50,000,000
Credit Suisse Securities (USA) LLC, Open Agreement dated 04/25/13, (collateralized by Mortgage-backed securities valued at $373,906,663; 0%-7.27%, 02/25/19-06/25/58)(d)(h)	0.58%	—	—	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	184,958,360	184,957,127
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	85,354,463	85,353,989
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $368,299,307 (collateralized by collateralized mortgage obligations, Asset-backed securities & other instruments valued at $403,719,652; 0%-11.95%, 12/15/13-05/25/52)(i)	0.48%	10/28/13	368,299,307	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $305,157,160 (collateralized by collateralized mortgage obligations, asset-backed securities & other instruments valued at $334,308,009; 0%-11.95%, 11/01/13-08/15/56)	0.53%	10/04/13	305,157,160	305,000,000
RBC Capital Markets Corp., Joint term agreement dated 08/07/13, aggregate maturing value of $200,010,889 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.00%-3.50%, 10/01/26-06/01/28)(i)	0.07%	09/04/13	100,005,445	100,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 01/02/14-06/15/45)(d)(i)	0.22%	09/04/13	50,008,556	50,000,000
RBC Capital Markets Corp., Term agreement dated 08/26/13, maturing value of $300,053,667 (collateralized by Corporate obligations valued at $315,000,000; 0%-9.82%, 09/13/13-11/15/46)(d)(i)	0.23%	09/23/13	300,053,667	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	225,001,250	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	46,946,909	46,946,596
Total Repurchase Agreements (Cost $2,055,257,712)				2,055,257,712
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,691,227,474)				21,691,227,474
OTHER ASSETS LESS LIABILITIES–0.01%				2,366,895
NET ASSETS–100.00%				$21,693,594,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short–Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $9,354,818,587, which represented 43.12% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.6%; Japan: 11.9%; Canada: 11.4%; France: 10.2%; Australia: 5.3%; other countries less than 5% each: 16.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–60.96%(a)
Asset-Backed Securities–Consumer Receivables–2.29%
Salisbury Receivables, LLC(b)	0.16%	10/07/13	$25,000	$24,996,000
Sheffield Receivables Corp.(b)	0.16%	10/03/13	40,000	39,994,311
				64,990,311

Asset-Backed Securities–Fully Supported–1.23%
Kells Funding, LLC (CEP–Federal Republic of Germany)(b)(c)	0.16%	09/19/13	35,000	34,997,200

Asset-Backed Securities–Fully Supported Bank–18.37%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	100,000	99,998,833
Cancara Asset Securitisaton, LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.19%	10/22/13	90,000	89,975,775
Gemini Securitization Corp., LLC (CEP–Deutsche Bank)(b)(c)	0.15%	09/12/13	75,000	74,996,563
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	90,000	89,983,350
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/15/13	50,000	49,986,555
Lexington Parker Capital Co., LLC (Multi–CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	15,000	14,999,233
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.16%	09/09/13	47,000	46,998,329
Newport Funding Corp. (CEP–Deutsche Bank)(b)(c)	0.16%	09/23/13	55,000	54,994,622
				521,933,260

Asset-Backed Securities–Multi-Purpose–12.88%
Atlantic Asset Securitization, LLC(b)	0.21%	02/19/14	58,000	58,000,000
CAFCO, LLC(b)	0.15%	09/19/13	35,000	34,997,375
CAFCO, LLC(b)	0.15%	10/01/13	55,000	54,993,125
CRC Funding, LLC(b)	0.15%	10/02/13	50,000	49,993,542
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/11/13	32,922	32,916,879
Regency Markets No. 1, LLC(b)(c)	0.15%	09/16/13	25,000	24,998,437
Regency Markets No. 1, LLC(b)(c)	0.15%	09/20/13	80,000	79,993,667
Scaldis Capital, Ltd.(b)(c)	0.15%	09/30/13	30,000	29,996,375
				365,889,400

Asset-Backed Securities–Trade Receivables–3.52%
Market Street Funding, LLC(b)	0.16%	09/24/13	50,000	49,994,889
Market Street Funding, LLC(b)	0.14%	09/25/13	30,000	29,997,200
Market Street Funding, LLC(b)	0.15%	10/09/13	20,007	20,003,832
				99,995,921

Consumer Finance–2.94%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	33,500	33,497,301
Toyota Motor Credit Corp.(c)	0.08%	09/20/13	50,000	49,997,888
				83,495,189

Diversified Banks–5.63%
Credit Agricole North America, Inc.(c)	0.13%	09/04/13	25,000	24,999,729
Lloyds TSB Bank PLC(c)	0.14%	09/03/13	25,000	24,999,806
Oversea–Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	50,000	49,996,750
Societe Generale North America, Inc.(c)	0.13%	09/05/13	30,000	29,999,583
Societe Generale North America, Inc.(c)	0.12%	09/11/13	30,000	29,999,042
				159,994,910

Industrial Conglomerates–1.76%
General Electric Capital Co.	0.06%	09/03/13	50,000	49,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–4.05%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	$70,000	$69,999,300
MetLife Short Term Funding, LLC(b)	0.12%	09/13/13	45,000	44,998,200
				114,997,500

Municipal Commercial Paper–2.26%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2005A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	34,981	34,981,000
Series 2008A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(d)	0.10%	09/10/13	29,330	29,330,000
				64,311,000

Regional Banks–1.81%
Banque et Caisse d’Epargne de L’Etat(c)	0.16%	09/06/13	26,435	26,434,413
Landesbank Hessen-Thuringen Girozentrale(b)(c)	0.15%	09/13/13	25,000	24,998,750
				51,433,163

Specialized Finance–4.22%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	20,000	19,998,667
Kreditanstalt Fur Wiederaufbau(b)(c)	0.11%	09/13/13	100,000	99,996,333
				119,995,000
Total Commercial Paper (Cost $1,732,032,687)				1,732,032,687

Certificates of Deposit–14.08%
Bank of Montreal(c)	0.10%	09/20/13	40,000	40,000,000
Bank of Montreal(c)	0.12%	09/20/13	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.12%	09/03/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	100,000	100,000,000
Mizuho Corporate Bank, Ltd.(c)	0.16%	09/03/13	25,000	25,000,000
Sumitomo Mitsui Banking Corp.(c)	0.10%	09/04/13	20,000	20,000,000
Swedbank AB(c)	0.09%	09/03/13	90,000	90,000,000
Total Certificates of Deposit (Cost $400,000,000)				400,000,000

Variable Rate Demand Notes–9.79%(e)
Credit Enhanced–9.79%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	12/01/28	2,600	2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.06%	11/01/40	5,890	5,890,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.06%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	31,200	31,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity–Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(d)	0.06%	10/01/32	3,000	3,000,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.06%	12/01/28	5,655	5,655,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	03/01/30	$1,800	$1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.06%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.05%	10/01/38	6,585	6,585,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.08%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.07%	01/01/18	5,600	5,600,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(d)	0.06%	10/01/33	14,465	14,465,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.08%	01/01/24	30,500	30,500,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.07%	04/01/32	1,845	1,845,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.10%	09/01/27	2,815	2,815,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	11/15/28	9,315	9,315,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.07%	06/01/23	5,740	5,740,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.06%	11/01/29	1,900	1,900,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.06%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	12/01/36	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short–Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	03/01/36	$5,900	$5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $278,164,000)				278,164,000

U.S. Government Sponsored Agency Securities–1.93%
Federal Home Loan Bank (FHLB)–1.93%
Unsec. Disc. Notes(a) (Cost $54,848,614)	0.04%	09/27/13	54,850	54,848,614

U.S. Treasury Bills–0.88%(a)
U.S. Treasury Bills (Cost $24,999,861)	0.05%	09/05/13	25,000	24,999,861
TOTAL INVESTMENTS (excluding Repurchase Agreements)–87.64% (Cost $2,490,045,162)				2,490,045,162

			Repurchase Amount
Repurchase Agreements–12.36%(f)
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/30/13, maturing value of $45,023,188 (collateralized by Mortgage–backed securities & other instruments valued at $48,936,176; 0%-10.75%, 09/19/13-09/01/47)	0.53%	10/04/13	45,023,188	45,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/28/13, maturing value of $55,044,733 (collateralized by Asset-backed securities & other instruments valued at $60,365,029; 0%-19.00%, 11/01/13-06/12/50)(g)	0.48%	10/28/13	55,044,733	55,000,000
RBC Capital Markets Corp., Term agreement dated 08/07/13, maturing value of $50,008,556 (collateralized by Municipal obligations valued at $52,500,000; 0%-7.55%, 06/01/15-06/15/45)(c)(g)	0.22%	09/04/13	50,008,556	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	201,096,554	201,095,213
Total Repurchase Agreements (Cost $351,095,213)				351,095,213
TOTAL INVESTMENTS(h)(i)–100.00% (Cost $2,841,140,375)				2,841,140,375
OTHER ASSETS LESS LIABILITIES–(0.00)%				(121,539)
NET ASSETS–100.00%				$2,841,018,836

Investment Abbreviations:

CEP	— Credit Enhancement Provider
Disc.	— Discounted
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation

IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding

RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,384,714,643, which represented 48.74% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.2%; Germany: 11.4%; Japan: 8.7%; France: 8.3%; Canada: 5.3%; other countries less than 5% each: 10.5%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bank, N.A.	7.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.94%
U.S. Treasury Bills–35.04%(a)
U.S. Treasury Bills	0.05%	09/05/13	$300,000	$299,998,500
U.S. Treasury Bills	0.06%	09/05/13	390,000	389,997,617
U.S. Treasury Bills	0.04%	09/12/13	300,000	299,996,792
U.S. Treasury Bills	0.08%	09/19/13	100,000	99,996,000
U.S. Treasury Bills	0.08%	10/03/13	200,000	199,985,778
U.S. Treasury Bills	0.09%	10/03/13	200,000	199,984,889
U.S. Treasury Bills	0.05%	10/10/13	300,000	299,983,750
U.S. Treasury Bills	0.09%	10/10/13	250,000	249,976,979
U.S. Treasury Bills	0.03%	10/17/13	300,000	299,988,117
U.S. Treasury Bills	0.09%	10/17/13	350,000	349,961,986
U.S. Treasury Bills	0.04%	10/24/13	350,000	349,981,966
U.S. Treasury Bills	0.09%	10/24/13	300,000	299,962,458
U.S. Treasury Bills	0.08%	10/31/13	300,000	299,960,000
U.S. Treasury Bills	0.08%	11/14/13	300,000	299,952,208
U.S. Treasury Bills	0.05%	11/21/13	350,000	349,959,528
U.S. Treasury Bills	0.04%	11/29/13	340,000	339,966,378
U.S. Treasury Bills	0.08%	11/29/13	300,000	299,939,554
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,904,333
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,898,889
U.S. Treasury Bills	0.06%	02/27/14	100,000	99,972,156
U.S. Treasury Bills	0.07%	02/27/14	400,000	399,874,203
				6,179,242,081

U.S. Treasury Notes–16.90%
U.S. Treasury Notes	0.50%	10/15/13	300,000	300,163,421
U.S. Treasury Notes	0.25%	10/31/13	850,000	850,200,161
U.S. Treasury Notes	4.25%	11/15/13	600,000	605,126,868
U.S. Treasury Notes	0.25%	11/30/13	550,000	550,231,178
U.S. Treasury Notes	1.00%	01/15/14	450,000	451,528,889
U.S. Treasury Notes	1.75%	01/31/14	221,000	222,510,482
				2,979,760,999
Total U.S. Treasury Securities (Cost $9,159,003,080)				9,159,003,080
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $9,159,003,080)				9,159,003,080

			Repurchase Amount
Repurchase Agreements–48.01%(b)
Barclays Capital Inc., Agreement dated 08/30/13, maturing value of $595,002,644 (collateralized by U.S. Treasury obligations valued at $606,900,073; 0.75%-4.00%, 09/15/13-01/31/18)	0.04%	09/03/13	595,002,644	595,000,000
BMO Capital Markets Corp., Agreement dated 08/30/13, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.13%-10.63%, 08/31/13-02/15/43)	0.04%	09/03/13	400,001,778	400,000,000
BNP Paribas Securities Corp., Agreement dated 08/30/13, maturing value of $295,001,311 (collateralized by U.S. Treasury obligations valued at $300,900,064; 0%-3.13%, 01/09/14-05/15/21)	0.04%	09/03/13	295,001,311	295,000,000
BNP Paribas Securities Corp., Term agreement dated 07/30/13, maturing value of $500,035,000 (collateralized by U.S. Treasury obligations valued at $510,000,028; 0.13%-2.00%, 07/15/14-07/15/21)(c)	0.04%	10/01/13	500,035,000	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 07/15/13, maturing value of $500,063,889 (collateralized by U.S. Treasury obligations valued at $510,000,037; 0.63%-3.63%, 01/15/15-04/15/32)(c)	0.05%	10/15/13	$500,063,889	$500,000,000
CIBC World Markets Corp., Agreement dated 08/30/13, maturing value of $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,003,461; 0%, 10/10/13-10/17/13)	0.04%	09/03/13	100,000,444	100,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $350,001,556 (collateralized by U.S. Treasury obligations valued at $357,000,043; 0%-4.38%, 01/15/14-05/15/40)	0.04%	09/03/13	350,001,556	350,000,000
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $500,001,944 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-8.75%, 11/15/13-02/15/43)c)	0.02%	09/04/13	500,001,944	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	750,003,333	750,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	630,002,800	630,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 07/15/13, maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,000,092; 0%, 08/15/16-02/15/41)	0.06%	09/13/13	250,025,000	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	257,868,178	257,866,745
Deutsche Bank Securities Inc., Term agreement dated 07/08/13, maturing value of $500,088,472 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.75%, 09/30/13-02/15/42)(c)	0.07%	10/07/13	500,088,472	500,000,000
HSBC Securities (USA) Inc., Agreement dated 08/30/13, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,005,412; 2.38%-6.38%, 07/31/17-11/15/40)	0.04%	09/03/13	250,001,111	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/27/13, maturing value of $600,002,333 (collateralized by U.S. Treasury obligations valued at $612,000,053; 0.13%-6.00%, 11/30/13-08/15/42)(c)	0.02%	09/03/13	600,002,333	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/30/13, maturing value of $189,933,069 (collateralized by U.S. Treasury obligations valued at $193,731,090; 0.25%-3.50%, 05/15/16-05/15/20)	0.03%	09/03/13	189,933,069	189,932,436
Morgan Stanley, Agreement dated 08/30/13, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,053; 0%-4.25%, 01/30/14-04/15/18)	0.04%	09/03/13	200,000,889	200,000,000
RBS Securities Inc., Agreement dated 08/30/13, maturing value of $300,001,333 (collateralized by U.S. Treasury obligations valued at $306,002,921; 0.13%-2.00%, 01/15/14-01/15/22)	0.04%	09/03/13	300,001,333	300,000,000
RBS Securities Inc., Term agreement dated 07/02/13, maturing value of $300,046,000 (collateralized by U.S. Treasury obligations valued at $306,001,996; 0.13%-1.25%, 04/15/14-01/15/23)(c)	0.06%	10/02/13	300,046,000	300,000,000
Societe Generale, Joint agreement dated 08/30/13, aggregate maturing value of $745,004,139 (collateralized by U.S. Treasury obligations valued at $759,951,339; 0.38%-7.25%, 06/30/15-02/15/43)	0.05%	09/03/13	500,002,778	500,000,000
Wells Fargo Securities, LLC, Agreement dated 08/30/13, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,053,910; 0%-11.25%, 08/31/13-08/15/43)	0.04%	09/03/13	500,002,222	500,000,000
Total Repurchase Agreements (Cost $8,467,799,181)				8,467,799,181
TOTAL INVESTMENTS(d)–99.95% (Cost $17,626,802,261)				17,626,802,261
OTHER ASSETS LESS LIABILITIES–0.05%				8,150,031
NET ASSETS–100.00%				$17,634,952,292

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short–Term Investments Trust

Schedule of Investments

August 31, 2013

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.14%
Federal Farm Credit Bank (FFCB)–2.96%
Unsec. Disc. Notes(a)	0.03%	09/04/13	$50,000	$49,999,875
Unsec. Disc. Notes(a)	0.10%	10/15/13	50,000	49,993,889
Unsec. Notes(b)	0.13%	01/14/14	75,000	74,997,143
Unsec. Notes(b)	0.18%	01/14/14	25,000	24,999,066
				199,989,973

Federal Home Loan Bank (FHLB)–31.93%
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,508
Unsec. Bonds	0.15%	10/04/13	50,000	49,999,920
Unsec. Bonds	0.11%	01/29/14	75,000	74,994,497
Unsec. Bonds	0.09%	01/30/14	50,000	49,995,398
Unsec. Bonds	0.13%	04/11/14	50,000	49,986,396
Unsec. Disc. Notes(a)	0.00%	09/03/13	59,250	59,250,347
Unsec. Disc. Notes(a)	0.10%	10/02/13	55,300	55,295,047
Unsec. Disc. Notes(a)	0.07%	10/11/13	75,000	74,994,417
Unsec. Disc. Notes(a)	0.06%	10/16/13	50,000	49,996,250
Unsec. Disc. Notes(a)	0.11%	10/16/13	65,000	64,991,144
Unsec. Disc. Notes(a)	0.06%	10/18/13	75,000	74,994,614
Unsec. Disc. Notes(a)	0.11%	10/18/13	15,000	14,997,846
Unsec. Disc. Notes(a)	0.12%	10/18/13	50,000	49,992,167
Unsec. Disc. Notes(a)	0.05%	10/23/13	36,000	35,997,400
Unsec. Disc. Notes(a)	0.10%	10/23/13	75,000	74,988,950
Unsec. Disc. Notes(a)	0.05%	10/24/13	75,000	74,994,479
Unsec. Disc. Notes(a)	0.10%	10/25/13	50,000	49,992,500
Unsec. Disc. Notes(a)	0.05%	10/28/13	75,000	74,994,062
Unsec. Disc. Notes(a)	0.10%	10/30/13	50,000	49,991,560
Unsec. Disc. Notes(a)	0.05%	11/27/13	75,000	74,990,756
Unsec. Disc. Notes(a)	0.12%	01/02/14	60,000	59,975,400
Unsec. Disc. Notes(a)	0.12%	01/03/14	65,000	64,973,133
Unsec. Disc. Notes(a)	0.10%	01/17/14	50,000	49,981,792
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,981,529
Unsec. Global Bonds	0.10%	10/30/13	50,000	49,998,633
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,996,406
Unsec. Global Bonds(b)	0.12%	04/25/14	125,000	125,003,610
Unsec. Global Notes(b)	0.13%	02/28/14	60,000	59,995,634
Unsec. Global Notes(b)	0.15%	04/04/14	80,000	79,992,824
Unsec. Global Notes(b)	0.12%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.13%	05/01/14	75,000	75,000,391
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,980,101
Sr. Unsec. Notes(b)	0.15%	11/13/13	50,000	50,005,558
Unsec. Notes(b)	0.10%	09/10/13	75,000	74,999,247
Unsec. Notes(b)	0.13%	02/05/14	75,000	75,000,000
				2,155,322,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–6.44%
Unsec. Disc. Notes(a)	0.10%	10/15/13	$52,500	$52,493,583
Unsec. Disc. Notes(a)	0.11%	10/15/13	65,000	64,991,499
Unsec. Disc. Notes(a)	0.10%	10/21/13	127,500	127,482,292
Unsec. Disc. Notes(a)	0.12%	01/06/14	65,000	64,972,483
Unsec. Disc. Notes(a)	0.11%	01/13/14	75,000	74,970,688
Unsec. Global Bonds	0.38%	10/30/13	50,000	50,025,165
				434,935,710

Federal National Mortgage Association (FNMA)–5.52%
Unsec. Disc. Notes(a)	0.15%	09/03/13	50,000	49,999,583
Unsec. Disc. Notes(a)	0.10%	11/06/13	55,000	54,989,917
Unsec. Disc. Notes(a)	0.10%	11/27/13	30,808	30,800,555
Unsec. Disc. Notes(a)	0.12%	01/02/14	50,000	49,979,500
Unsec. Disc. Notes(a)	0.09%	01/08/14	37,000	36,988,068
Unsec. Disc. Notes(a)	0.09%	01/22/14	50,000	49,982,125
Unsec. Disc. Notes(a)	0.10%	02/05/14	50,000	49,978,194
Unsec. Disc. Notes(a)	0.10%	02/12/14	50,000	49,976,767
				372,694,709

Overseas Private Investment Corp. (OPIC)–1.29%
Gtd. VRD COP Bonds(c)	0.13%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.14%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,249,942,908)				3,249,942,908
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.14% (Cost $3,249,942,908)				3,249,942,908

			Repurchase Amount
Repurchase Agreements–51.87%(d)
Barclays Capital Inc., Joint term agreement dated 08/30/13, aggregate maturing value of $400,003,111 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $408,000,030; 0%-5.63%, 09/13/13-01/15/48)(e)	0.04%	09/06/13	350,002,722	350,000,000
BMO Capital Markets Corp., Joint agreement dated 08/30/13, aggregate maturing value of $200,001,111 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $204,000,538; 0%-7.63%, 10/17/13-05/15/29)	0.05%	09/03/13	130,000,722	130,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/30/13, aggregate maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,326; 0.25%-7.25%, 08/20/14-07/30/41)	0.05%	09/03/13	180,001,000	180,000,000
BNP Paribas Securities Corp., Joint term agreement dated 07/15/13, aggregate maturing value of $300,046,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,295; 0%-6.25%, 09/27/13-01/18/33)(e)	0.06%	10/15/13	250,038,333	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,054; 0.13%-2.75%, 12/31/13-08/15/42)	0.04%	09/03/13	50,000,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations & U.S. Government sponsored agency obligations valued at $510,000,056; 0%-4.38%, 11/07/13-08/15/40)	0.05%	09/03/13	350,001,945	350,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/30/13, aggregate maturing value of $1,000,004,444 (collateralized by U.S. Treasury obligations valued at $1,020,001,253; 0%, 11/15/13-05/15/43)	0.04%	09/03/13	350,001,555	350,000,000
Citigroup Global Markets Inc., Agreement dated 08/30/13, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,648; 0%-5.50%, 11/29/13-01/15/30)	0.05%	09/03/13	250,001,389	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Term agreement dated 08/28/13, maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,672; 0%-6.75%, 09/11/13-09/15/60)(e)	0.03%	09/04/13	$250,001,458	$250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-8.75%, 11/07/13-05/15/21)	0.05%	09/03/13	36,646,359	36,646,155
Deutsche Bank Securities Inc., Joint agreement dated 08/30/13, aggregate maturing value of $259,958,860 (collateralized by U.S. Government sponsored agency obligations valued at $265,161,190; 0.17%-0.50%, 08/01/14-03/30/16)	0.06%	09/03/13	75,000,500	75,000,000
Deutsche Bank Securities Inc., Term joint agreement dated 07/08/13, aggregate maturing value of $350,070,778 (collateralized by U.S. Government sponsored agency obligations valued at $357,417,094; 0%-9.80%, 10/07/13-09/15/60)(e)	0.08%	10/07/13	300,060,667	300,000,000
Goldman, Sachs & Co., Joint agreement dated 08/30/13, aggregate maturing value of $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,789; 0.50%-7.13%, 02/24/15-07/15/37)	0.04%	09/03/13	230,001,022	230,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/27/13, aggregate maturing value of $350,001,361 (collateralized by U.S. Treasury obligations valued at $357,000,069; 0.75%-2.38%, 12/31/17-06/30/18)(e)	0.02%	09/03/13	300,001,167	300,000,000
Societe Generale, Joint term agreement dated 08/27/13, aggregate maturing value of $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $360,268,969; 0%-5.38%, 07/15/20-04/01/56)(e)	0.03%	09/03/13	300,001,750	300,000,000
Societe Generale, Agreement dated 08/30/13, maturing value of $100,000,667 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,148; 0%-5.13%, 01/02/14-11/01/25)	0.06%	09/03/13	100,000,667	100,000,000
Total Repurchase Agreements (Cost $3,501,646,155)				3,501,646,155
TOTAL INVESTMENTS(f)–100.01% (Cost $6,751,589,063)				6,751,589,063
OTHER ASSETS LESS LIABILITIES–(0.01)%				(954,511)
NET ASSETS–100.00%				$6,750,634,552

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–70.95%
Federal Farm Credit Bank (FFCB)–10.51%
Unsec. Bonds(a)	0.13%	01/14/14	$5,000	$4,999,810
Unsec. Disc. Notes(b)	0.03%	10/03/13	10,000	9,999,733
Unsec. Disc. Notes(b)	0.10%	10/16/13	15,000	14,998,125
Unsec. Disc. Notes(b)	0.04%	10/21/13	15,000	14,999,167
Unsec. Disc. Notes(b)	0.04%	10/22/13	15,000	14,999,150
Unsec. Disc. Notes(b)	0.10%	10/28/13	15,000	14,997,625
Unsec. Disc. Notes(b)	0.08%	01/09/14	10,000	9,997,111
				84,990,721

Federal Home Loan Bank (FHLB)–57.35%
Unsec. Disc. Notes(b)	0.00%	09/03/13	40,750	40,749,653
Unsec. Disc. Notes(b)	0.02%	09/04/13	100,000	99,999,875
Unsec. Disc. Notes(b)	0.02%	09/13/13	25,000	24,999,833
Unsec. Disc. Notes(b)	0.03%	09/18/13	10,000	9,999,858
Unsec. Disc. Notes(b)	0.08%	10/02/13	15,000	14,999,031
Unsec. Disc. Notes(b)	0.10%	10/02/13	15,000	14,998,683
Unsec. Disc. Notes(b)	0.10%	10/03/13	10,000	9,999,111
Unsec. Disc. Notes(b)	0.11%	10/09/13	9,500	9,498,947
Unsec. Disc. Notes(b)	0.07%	10/11/13	20,000	19,998,511
Unsec. Disc. Notes(b)	0.11%	10/16/13	15,000	14,997,975
Unsec. Disc. Notes(b)	0.05%	10/18/13	10,000	9,999,347
Unsec. Disc. Notes(b)	0.11%	10/18/13	10,000	9,998,564
Unsec. Disc. Notes(b)	0.05%	10/23/13	15,000	14,999,025
Unsec. Disc. Notes(b)	0.10%	10/23/13	15,000	14,997,833
Unsec. Disc. Notes(b)	0.10%	10/30/13	15,000	14,997,468
Unsec. Disc. Notes(b)	0.10%	11/08/13	15,000	14,997,167
Unsec. Disc. Notes(b)	0.10%	11/13/13	15,000	14,996,958
Unsec. Disc. Notes(b)	0.13%	12/04/13	8,900	8,897,095
Unsec. Disc. Notes(b)	0.13%	12/13/13	8,856	8,852,833
Unsec. Disc. Notes(b)	0.13%	01/02/14	10,000	9,995,729
Unsec. Disc. Notes(b)	0.12%	01/08/14	10,000	9,995,879
Unsec. Disc. Notes(b)	0.10%	01/15/14	10,000	9,996,411
Unsec. Disc. Notes(b)	0.09%	01/17/14	10,960	10,956,219
Unsec. Disc. Notes(b)	0.09%	01/22/14	10,000	9,996,425
Unsec. Disc. Notes(b)	0.09%	02/07/14	10,000	9,996,025
Unsec. Disc. Notes(b)	0.09%	02/21/14	10,000	9,995,675
Unsec. Notes(a)	0.10%	09/10/13	10,000	9,999,900
Unsec. Global Bonds(a)	0.12%	04/25/14	10,000	10,000,000
				463,910,030

Tennessee Valley Authority (TVA)–3.09%
Sr. Unsec. Disc. Notes(b)	0.03%	09/19/13	25,000	24,999,625
Total U.S. Government Sponsored Agency Securities (Cost $573,900,376)				573,900,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–29.06%(b)
U.S. Treasury Bills	0.04%	09/05/13	$35,000	$34,999,835
U.S. Treasury Bills	0.01%	09/12/13	25,020	25,019,923
U.S. Treasury Bills	0.02%	09/12/13	25,000	24,999,885
U.S. Treasury Bills	0.05%	09/19/13	50,000	49,998,875
U.S. Treasury Bills	0.04%	09/26/13	50,000	49,998,785
U.S. Treasury Bills	0.04%	11/29/13	50,000	49,995,057
Total U.S. Treasury Bills (Cost $235,012,360)				235,012,360
TOTAL INVESTMENTS(c)–100.01% (Cost $808,912,736)				808,912,736
OTHER ASSETS LESS LIABILITIES–(0.01)%				(55,152)
NET ASSETS–100.00%				$808,857,584

Investment Abbreviations:

Disc.	— Discounted
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2013

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.38%
Alabama–2.09%
Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB(a)(b)	6.13%	12/01/13	$2,725	$2,765,079
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				15,765,079

Alaska–0.17%
Fairbanks North Star (Borough of); Series 2012 S, Ref. Unlimited Tax GO Bonds	2.00%	10/01/13	1,280	1,281,787

Arizona–2.74%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(c)(f)(g)	0.09%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.08%	12/01/37	13,195	13,195,000
				20,625,000

Colorado–3.96%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.24%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	12/01/26	5,575	5,575,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	12/01/23	2,185	2,185,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(d)(e)	0.42%	12/01/30	6,950	6,950,000
				29,825,000

District of Columbia–0.36%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.22%	01/01/29	2,705	2,705,000

Florida–2.21%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.06%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(c)(f)(g)	0.08%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	10/15/32	1,125	1,125,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	04/01/20	2,280	2,280,000
				16,670,000

Georgia–1.71%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short–Term Investments Trust

Tax–Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)(f)	0.06%	08/01/24	$3,950	$3,950,000
				12,865,000

Hawaii–3.32%
Hawaii Pacific Health (Department of Budget and Finance of the State of Hawaii); Series 2004 B, VRD Special Purpose RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	07/01/33	25,000	25,000,000

Illinois–8.65%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(c)(d)(e)	0.25%	01/01/37	5,000	5,000,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.06%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(c)(d)(f)	0.17%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(c)(d)	0.07%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008–B, VRD RB(c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.08%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,357,235
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/15/22	4,300	4,300,000
				65,192,235

Indiana–6.45%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.16%	08/01/37	2,425	2,425,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/32	9,200	9,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(c)(d)(e)	0.04%	06/01/40	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.05%	11/01/37	18,360	18,360,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.17%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(c)	0.07%	05/15/38	14,000	14,000,000
				48,640,000

Iowa–0.53%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(c)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.)(d)	2.00%	05/15/14	$2,000	$2,024,475
				4,024,475

Kansas–0.41%
Wichita (City of);
Series 2011 C, Ref. Unlimited Tax GO Bonds	3.00%	09/01/13	1,000	1,000,076
Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,075,671
				3,075,747

Kentucky–1.88%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/30	14,200	14,200,000

Maryland–3.44%
Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,163,242
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimted Tax GO Bonds	5.00%	05/01/14	6,000	6,190,455
				25,958,697

Massachusetts–0.83%
University of Massachusetts Building Authority; Series 2013 B-1, Commerical Paper Notes	0.15%	01/13/14	6,250	6,250,000

Michigan–3.19%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.05%	10/15/38	10,000	10,000,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA)(c)	0.05%	08/15/32	1,615	1,615,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	02/01/35	4,615	4,615,000
Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,265,043
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/22	6,570	6,570,000
				24,065,043

Minnesota–0.77%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.10%	04/01/37	5,835	5,835,000

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(c)	0.04%	12/01/30	1,000	1,000,000

Missouri–5.22%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(c)(d)	0.22%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–Enterprise Bank & Trust)(c)(d)	0.06%	11/01/21	1,655	1,655,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.09%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–BMO Harris Bank, N.A.)(c)(d)(e)	0.05%	11/15/43	17,500	17,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.08%	12/01/15	$3,950	$3,950,000
				39,365,000

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.07%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.06%	09/01/37	900	900,000
				6,900,000

New York–0.46%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(c)(d)(e)	0.05%	11/01/31	3,485	3,485,000

Ohio–6.47%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	12/01/21	9,100	9,100,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	01/01/37	34,675	34,675,000
				48,775,000

Oklahoma–0.20%
Tulsa (City of) Utility Authority; Series 2013, Ref. RB	2.00%	09/01/13	1,525	1,525,074

Oregon–2.23%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.05%	06/01/37	13,700	13,700,000
Oregon (State of) Department of Transportation; Series 2007 A, Highway User Tax Sr. Lien RB	5.00%	11/15/13	3,055	3,084,877
				16,784,877

Pennsylvania–15.52%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(c)(d)(e)	0.07%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)	0.07%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(c)(d)	0.06%	09/01/18	2,025	2,025,000
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB(c)	0.04%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	10/15/25	7,390	7,390,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.08%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)(e)	0.06%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(c)(d)	0.07%	12/01/24	6,915	6,915,000
				117,025,000

Rhode Island–3.31%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	09/01/37	24,945	24,945,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.34%
South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(c)(d)	0.05%	11/01/32	$32,740	$32,740,000

Tennessee–2.32%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,100,723
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University);
Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	10,000	10,000,000
Series 2008 A, Ref. RB	5.00%	10/01/13	2,000	2,007,799
				17,483,522

Texas–9.53%
Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,486,296
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(e)	0.12%	10/09/13	7,000	7,000,000
Series 2013 H-2, GO Commercial Paper Notes	0.12%	10/10/13	9,800	9,800,000
Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	01/01/41	18,500	18,500,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,021,697
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	912,019
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,572,848
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,118,183
				71,871,043

Utah–0.42%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(c)	0.11%	04/01/42	3,125	3,125,000

Virginia–1.73%
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.09%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,240,295
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,289,007
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.10%	12/01/19	740	740,000
				13,069,302

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.26%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.08%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(d)(f)	0.28%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC–BMO Harris N.A.)(c)(d)(e)	0.05%	08/01/40	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/36	11,000	11,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short–Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(d)	0.07%	12/01/32	$8,805	$8,805,000
				39,655,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–102.38% (Cost $771,786,881)				771,786,881
OTHER ASSETS LESS LIABILITIES–(2.38)%				(17,918,984)
NET ASSETS–100.00%				$753,867,897

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom 9.2%; Canada 8.2%; other countries less than 5% each: 2.3%.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $30,385,000, which represented 4.03% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	22.1%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	7.9
BMO Harris, N.A.	6.4
Federal National Mortgage Association	5.4
TD Bank, N.A.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$19,635,969,762	$2,490,045,162	$9,159,003,080	$3,249,942,908	$808,912,736	$771,786,881
Repurchase agreements, at value and cost	2,055,257,712	351,095,213	8,467,799,181	3,501,646,155	—	—
Total investments, at value and cost	21,691,227,474	2,841,140,375	17,626,802,261	6,751,589,063	808,912,736	771,786,881
Cash	—	—	—	—	—	30,210
Receivable for:
Investments sold	5,060,093	620,009	—	—	—	2,855,005
Interest	2,577,719	127,803	10,280,823	331,908	2,975	575,632
Fund expenses absorbed	393,790	237,823	1,517,120	616,234	83,684	121,413
Investment for trustee deferred compensation and retirement plans	559,348	265,549	271,895	113,692	52,261	100,848
Other assets	28,137	153,588	51,656	58,966	29,486	70,382
Total assets	21,699,846,561	2,842,545,147	17,638,923,755	6,752,709,863	809,081,142	775,540,371

Liabilities:
Payable for:
Amount due custodian	8,503	—	—	—	—	—
Investments purchased	—	—	—	—	—	21,118,183
Dividends	1,386,185	45,700	306,148	109,193	13,813	13,888
Accrued fees to affiliates	868,274	215,147	1,247,316	724,719	23,503	71,872
Accrued trustees’ and officer’s fees and benefits	44,395	10,188	37,359	15,006	5,616	4,790
Accrued operating expenses	26,585	65,500	196,055	201,159	43,504	36,930
Trustee deferred compensation and retirement plans	3,918,250	1,189,776	2,184,585	1,025,234	137,122	426,811
Total liabilities	6,252,192	1,526,311	3,971,463	2,075,311	223,558	21,672,474
Net assets applicable to shares outstanding	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

Net assets consist of:
Shares of beneficial interest	$21,691,277,159	$2,839,830,039	$17,634,821,108	$6,750,500,763	$808,835,141	$753,996,277
Undistributed net investment income	2,468,855	1,134,859	131,184	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(151,645)	53,938	—	—	11,183	(78,178)
	$21,693,594,369	$2,841,018,836	$17,634,952,292	$6,750,634,552	$808,857,584	$753,867,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,681,985,624	$2,012,516,863	$7,421,436,074	$4,439,498,552	$744,577,364	$516,165,837
Private Investment Class	$370,058,834	$166,612,192	$583,020,317	$358,382,702	$20,035,846	$52,446,063
Personal Investment Class	$156,031,658	$98,912,687	$131,879,562	$48,699,786	$6,195,176	$4,780,781
Cash Management Class	$744,301,265	$451,190,014	$6,226,818,583	$635,000,856	$31,552,573	$107,925,716
Reserve Class	$175,831,571	$16,254,296	$106,231,996	$289,171,003	$1,295,747	$32,804,041
Resource Class	$68,809,373	$27,010,779	$328,395,524	$144,337,050	$5,190,861	$8,295,373
Corporate Class	$1,496,576,044	$68,522,005	$2,837,170,236	$835,544,603	$10,017	$31,450,086

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,679,984,590	2,012,509,586	7,421,135,833	4,439,445,147	744,536,411	516,162,217
Private Investment Class	370,015,314	166,611,581	582,995,278	358,378,387	20,034,809	52,445,693
Personal Investment Class	156,013,403	98,912,213	131,874,250	48,699,186	6,194,835	4,780,742
Cash Management Class	744,216,093	451,188,493	6,226,590,397	634,987,305	31,550,870	107,924,959
Reserve Class	175,810,710	16,254,236	106,227,708	289,167,499	1,295,677	32,803,792
Resource Class	68,802,250	27,010,682	328,382,298	144,335,596	5,190,582	8,295,316
Corporate Class	1,496,434,296	68,521,680	2,837,051,350	835,534,318	10,018	31,449,866
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2013

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$55,614,075	$5,765,674	$19,073,402	$8,507,519	$772,654	$1,239,379

Expenses:
Advisory fees	31,585,694	4,495,016	26,103,848	6,485,374	1,277,720	1,809,100
Administrative services fees	1,111,714	569,568	1,002,077	674,561	237,626	209,296
Custodian fees	675,176	110,129	548,950	309,411	32,612	24,648
Distribution fees:
Private Investment Class	1,749,643	782,330	3,749,946	1,998,105	150,428	317,186
Personal Investment Class	816,359	744,568	983,344	202,952	30,730	23,041
Cash Management Class	802,809	409,245	6,127,355	930,633	26,255	94,956
Reserve Class	1,269,079	154,930	543,195	2,552,082	13,402	326,246
Resource Class	192,174	83,321	664,632	285,059	16,478	27,610
Corporate Class	510,269	57,229	739,439	188,930	1,252	11,239
Transfer agent fees	1,895,142	269,701	1,564,967	720,328	81,242	70,159
Trustees’ and officers’ fees and benefits	680,508	124,584	569,855	228,949	47,573	48,996
Other	885,873	266,900	743,349	548,702	161,427	166,405
Total expenses	42,174,440	8,067,521	43,340,957	15,125,086	2,076,745	3,128,882
Less: Fees waived	(10,849,500)	(4,764,642)	(27,791,120)	(8,079,925)	(1,546,401)	(2,338,304)
Net expenses	31,324,940	3,302,879	15,549,837	7,045,161	530,344	790,578
Net investment income	24,289,135	2,462,795	3,523,565	1,462,358	242,310	448,801

Realized and unrealized gain from:
Net realized gain from Investment securities	215,041	53,938	91,160	3,505	11,183	394
Net increase in net assets resulting from operations	$24,504,176	$2,516,733	$3,614,725	$1,465,863	$253,493	$449,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes In Net Assets

For the years ended August 31, 2013 and 2012

	Liquid Assets Portfolio		STIC Prime Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$24,289,135	$25,157,094	$2,462,795	$2,123,775
Net realized gain (loss)	215,041	(293,864)	53,938	294,493
Net increase in net assets resulting from operations	24,504,176	24,863,230	2,516,733	2,418,268

Distributions to shareholders from net investment income:
Institutional Class	(21,918,580)	(22,653,197)	(1,451,843)	(1,970,544)
Private Investment Class	(70,203)	(91,059)	(84,504)	(159,676)
Personal Investment Class	(21,838)	(20,510)	(55,281)	(56,186)
Cash Management Class	(409,336)	(549,401)	(233,107)	(298,814)
Reserve Class	(25,476)	(20,900)	(8,350)	(5,540)
Resource Class	(19,237)	(32,103)	(24,454)	(22,143)
Corporate Class	(1,722,822)	(1,891,596)	(136,017)	(75,876)
Total distributions from net investment income	(24,187,492)	(25,258,766)	(1,993,556)	(2,588,779)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	2,629,835,972	811,900,804	(325,501,333)	445,421,945
Private Investment Class	(2,391,762)	(129,163,894)	6,780,235	(107,860,105)
Personal Investment Class	53,394,290	(5,049,935)	26,547,642	(12,026,107)
Cash Management Class	(41,391,219)	(781,536,081)	92,814,318	(93,221,563)
Reserve Class	78,585,760	6,998,794	(137,115)	9,601,823
Resource Class	(72,249,334)	(35,990,962)	(27,421,643)	25,248,010
Corporate Class	(440,549,241)	78,500,235	(28,118,507)	(5,973,384)
Net increase (decrease) in net assets resulting from share transactions	2,205,234,466	(54,341,039)	(255,036,403)	261,190,619
Net increase (decrease) in net assets	2,205,551,150	(54,736,575)	(254,513,226)	261,020,108

Net assets:
Beginning of year	19,488,043,219	19,542,779,794	3,095,532,062	2,834,511,954
End of year*	$21,693,594,369	$19,488,043,219	$2,841,018,836	$3,095,532,062
* Includes accumulated undistributed net investment income	$2,468,855	$2,367,212	$1,134,859	$371,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Treasury Portfolio		Government & Agency Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$3,523,565	$3,238,690	$1,462,358	$1,738,760
Net realized gain	91,160	50,407	3,505	27,193
Net increase in net assets resulting from operations	3,614,725	3,289,097	1,465,863	1,765,953

Distributions to shareholders from net investment income:
Institutional Class	(1,544,193)	(1,086,755)	(980,573)	(1,033,531)
Private Investment Class	(150,556)	(155,889)	(80,213)	(91,310)
Personal Investment Class	(26,315)	(32,903)	(5,433)	(2,868)
Cash Management Class	(1,230,057)	(1,375,936)	(189,876)	(300,323)
Reserve Class	(10,903)	(16,233)	(51,231)	(45,177)
Resource Class	(66,710)	(56,850)	(28,610)	(45,960)
Corporate Class	(494,831)	(514,124)	(126,422)	(219,591)
Total distributions from net investment income	(3,523,565)	(3,238,690)	(1,462,358)	(1,738,760)

Distributions to shareholders from net realized gains:
Institutional Class	(274,461)	(266,035)	(330,774)	(102,825)
Private Investment Class	(27,128)	(39,886)	(29,531)	(10,470)
Personal Investment Class	(5,148)	(9,672)	(1,246)	(306)
Cash Management Class	(223,987)	(395,770)	(56,892)	(29,914)
Reserve Class	(2,336)	(10,974)	(22,806)	(2,991)
Resource Class	(12,977)	(14,691)	(11,617)	(5,506)
Corporate Class	(78,414)	(198,001)	(39,560)	(23,010)
Total distributions from net realized gains	(624,451)	(935,029)	(492,426)	(175,022)

Share transactions–net:
Institutional Class	407,062,365	1,834,112,962	667,341,526	(1,883,220,830)
Private Investment Class	(225,028,325)	(36,853,689)	(23,579,784)	(167,828,533)
Personal Investment Class	5,043,390	(58,382,432)	35,144,911	(1,134,450)
Cash Management Class	1,297,688,447	(1,449,829,654)	(38,517,720)	(1,000,924,066)
Reserve Class	81,040,702	(123,454,493)	24,882,972	193,913,087
Resource Class	52,057,764	(17,144,597)	(6,562,776)	(121,226,628)
Corporate Class	834,384,980	146,476,752	330,553,912	(839,234,410)
Net increase (decrease) in net assets resulting from share transactions	2,452,249,323	294,924,849	989,263,041	(3,819,655,830)
Net increase (decrease) in net assets	2,451,716,032	294,040,227	988,774,120	(3,819,803,659)

Net assets:
Beginning of year	15,183,236,260	14,889,196,033	5,761,860,432	9,581,664,091
End of year*	$17,634,952,292	$15,183,236,260	$6,750,634,552	$5,761,860,432
* Includes accumulated undistributed net investment income	$131,184	$664,475	$133,789	$622,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes In Net Assets—(continued)

For the years ended August 31, 2013 and 2012

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2013	2012	2013	2012
Operations:
Net investment income	$242,310	$163,684	$448,801	$474,942
Net realized gain	11,183	13,675	394	—
Net increase in net assets resulting from operations	253,493	177,359	449,195	474,942

Distributions to shareholders from net investment income:
Institutional Class	(222,382)	(143,288)	(309,956)	(313,662)
Private Investment Class	(7,591)	(7,051)	(35,465)	(49,272)
Personal Investment Class	(1,060)	(941)	(1,620)	(2,080)
Cash Management Class	(7,170)	(6,788)	(52,352)	(62,337)
Reserve Class	(352)	(417)	(17,740)	(14,456)
Resource Class	(2,079)	(2,984)	(8,146)	(12,162)
Corporate Class	(1,676)	(2,215)	(23,522)	(20,973)
Total distributions from net investment income	(242,310)	(163,684)	(448,801)	(474,942)

Distributions to shareholders from net realized gains:
Institutional Class	—	(39,387)	—	—
Private Investment Class	—	(3,065)	—	—
Personal Investment Class	—	(479)	—	—
Cash Management Class	—	(3,658)	—	—
Reserve Class	—	(238)	—	—
Resource Class	—	(1,098)	—	—
Corporate Class	—	(71)	—	—
Total distributions from net realized gains	—	(47,996)	—	—

Share transactions–net:
Institutional Class	312,726,590	55,882,200	20,867,865	(6,724,666)
Private Investment Class	(18,411,857)	(9,209,433)	(43,381,875)	(3,000,673)
Personal Investment Class	1,649,254	(255,316)	2,034,576	(1,467,962)
Cash Management Class	(1,895,459)	(5,916,215)	31,418,445	(29,853,031)
Reserve Class	(53,450)	477,453	7,448,266	7,073,577
Resource Class	(6,726,597)	(5,164,314)	(20,059,037)	3,754,782
Corporate Class	4	(50,832,006)	4,129,646	(634,156)
Net increase (decrease) in net assets resulting from share transactions	287,288,485	(15,017,631)	2,457,886	(30,852,129)
Net increase (decrease) in net assets	287,299,668	(15,051,952)	2,458,280	(30,852,129)

Net assets:
Beginning of year	521,557,916	536,609,868	751,409,617	782,261,746
End of year*	$808,857,584	$521,557,916	$753,867,897	$751,409,617
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

Notes to Financial Statements

August 31, 2013

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain

44                         Short-Term Investments Trust

non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2013.

45                         Short-Term Investments Trust

For the year ended August 31, 2013, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$7,336,942	$—
STIC Prime Portfolio	2,102,764	528,107
Treasury Portfolio	6,161,478	8,862,115
Government & Agency Portfolio	—	2,008,252
Government TaxAdvantage Portfolio	572,887	734,974
Tax-Free Cash Reserve Portfolio	369,053	1,168,987

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2013 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$687,674	$487,359	$32,497	$977,153	$84,780	N/A
STIC Prime Portfolio	448,956	533,846	277,603	132,776	60,740	$49,712
Treasury Portfolio	2,246,564	720,587	4,876,106	472,352	530,220	730,483
Government & Agency Portfolio	1,183,354	148,208	710,621	2,209,966	222,054	169,199
Government TaxAdvantage Portfolio	75,212	22,535	21,003	11,659	13,182	1,252
Tax-Free Cash Reserve Portfolio	158,587	16,896	75,964	283,829	22,087	11,239

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2013, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

46                         Short-Term Investments Trust

Pursuant to the agreement above, for the year ended August 31, 2013, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$699,857	$217,696	$160,562	$164,980	N/A	N/A
STIC Prime Portfolio	312,932	198,552	81,849	20,141	$16,664	N/A
Treasury Portfolio	1,499,978	262,225	1,225,471	70,615	132,926	N/A
Government & Agency Portfolio	799,242	54,120	186,127	331,770	57,012	N/A
Government TaxAdvantage Portfolio	75,214	8,194	5,251	1,743	3,295	N/A
Tax-Free Cash Reserve Portfolio	158,593	6,144	18,991	42,412	5,522	N/A
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2013, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$1,055,592,660	$1,161,210,418	$—
STIC Prime Portfolio	227,597,160	285,178,672	—
Tax-Free Cash Reserve Portfolio	1,278,615,824	1,163,901,128	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

47                         Short-Term Investments Trust

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2013 and 2012:

	2013	2012
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$24,187,492	$25,258,766
STIC Prime Portfolio	1,993,556	2,588,779
Treasury Portfolio	4,148,016	4,173,719
Government & Agency Portfolio	1,954,784	1,913,782
Government TaxAdvantage Portfolio	242,310	211,680
Tax-Free Cash Reserve Portfolio	448,801	474,942

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,310,796	$(3,841,941)	$(151,645)	$21,691,277,159	$21,693,594,369
STIC Prime Portfolio	2,342,345	(1,153,548)	—	2,839,830,039	2,841,018,836
Treasury Portfolio	2,278,676	(2,147,492)	—	17,634,821,108	17,634,952,292
Government & Agency Portfolio	1,143,514	(1,009,725)	—	6,750,500,763	6,750,634,552
Government TaxAdvantage Portfolio	152,436	(129,993)	—	808,835,141	808,857,584
Tax-Free Cash Reserve Portfolio	362,850	(413,052)	(78,178)	753,996,277	753,867,897

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$215,041
Tax-Free Cash Reserve Portfolio	394

The Funds have a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2013. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$294,493	$(294,493)	$—
Treasury Portfolio	(533,291)	533,291	—
Government & Agency Portfolio	(488,921)	488,921	—

48                         Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	159,299,902,193	$159,299,902,193	89,348,642,488	$89,348,642,488
Private Investment Class	1,949,199,266	1,949,199,266	1,457,491,082	1,457,491,082
Personal Investment Class	480,171,522	480,171,522	394,000,581	394,000,581
Cash Management Class	4,626,088,763	4,626,088,763	4,943,022,425	4,943,022,425
Reserve Class	1,070,630,153	1,070,630,153	798,059,349	798,059,349
Resource Class	370,992,270	370,992,270	949,447,727	949,447,727
Corporate Class	14,158,171,832	14,158,171,832	14,036,015,335	14,036,015,335

Issued as reinvestment of dividends:
Institutional Class	8,129,150	8,129,150	7,977,164	7,977,164
Private Investment Class	21,780	21,780	28,241	28,241
Personal Investment Class	17,072	17,072	16,939	16,939
Cash Management Class	207,523	207,523	243,762	243,762
Reserve Class	24,034	24,034	20,656	20,656
Resource Class	19,468	19,468	31,545	31,545
Corporate Class	950,291	950,291	652,399	652,399

Reacquired:
Institutional Class	(156,678,195,371)	(156,678,195,371)	(88,544,718,848)	(88,544,718,848)
Private Investment Class	(1,951,612,808)	(1,951,612,808)	(1,586,683,217)	(1,586,683,217)
Personal Investment Class	(426,794,304)	(426,794,304)	(399,067,455)	(399,067,455)
Cash Management	(4,667,687,505)	(4,667,687,505)	(5,724,802,268)	(5,724,802,268)
Reserve Class	(992,068,427)	(992,068,427)	(791,081,211)	(791,081,211)
Resource Class	(443,261,072)	(443,261,072)	(985,470,234)	(985,470,234)
Corporate Class	(14,599,671,364)	(14,599,671,364)	(13,958,167,499)	(13,958,167,499)
Net increase (decrease) in share activity	2,205,234,466	$2,205,234,466	(54,341,039)	$(54,341,039)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,427,185,800	$6,427,185,800	8,818,749,285	$8,818,749,285
Private Investment Class	1,138,175,843	1,138,175,843	1,646,112,321	1,646,112,321
Personal Investment Class	2,045,639,772	2,045,639,772	2,023,470,801	2,023,470,801
Cash Management Class	2,764,492,641	2,764,492,641	2,918,490,012	2,918,490,012
Reserve Class	55,993,607	55,993,607	59,987,205	59,987,205
Resource Class	163,545,333	163,545,333	120,292,226	120,292,226
Corporate Class	1,518,711,668	1,518,711,668	956,434,075	956,434,075

Issued as reinvestment of dividends:
Institutional Class	416,999	416,999	522,849	522,849
Private Investment Class	37,090	37,090	90,389	90,389
Personal Investment Class	38,862	38,862	44,770	44,770
Cash Management Class	72,029	72,029	157,787	157,787
Reserve Class	8,173	8,173	4,815	4,815
Resource Class	22,461	22,461	18,083	18,083
Corporate Class	120,286	120,286	73,178	73,178

Reacquired:
Institutional Class	(6,753,104,132)	(6,753,104,132)	(8,373,850,189)	(8,373,850,189)
Private Investment Class	(1,131,432,698)	(1,131,432,698)	(1,754,062,815)	(1,754,062,815)
Personal Investment Class	(2,019,130,992)	(2,019,130,992)	(2,035,541,678)	(2,035,541,678)
Cash Management	(2,671,750,352)	(2,671,750,352)	(3,011,869,362)	(3,011,869,362)
Reserve Class	(56,138,895)	(56,138,895)	(50,390,197)	(50,390,197)
Resource Class	(190,989,437)	(190,989,437)	(95,062,299)	(95,062,299)
Corporate Class	(1,546,950,461)	(1,546,950,461)	(962,480,637)	(962,480,637)
Net increase (decrease) in share activity	(255,036,403)	$(255,036,403)	261,190,619	$261,190,619

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	26,055,460,755	$26,055,460,755	25,684,885,613	$25,684,885,613
Private Investment Class	2,641,592,556	2,641,592,556	6,307,904,112	6,307,904,112
Personal Investment Class	1,071,616,816	1,071,616,816	1,107,149,443	1,107,149,443
Cash Management Class	34,271,725,690	34,271,725,690	36,590,448,616	36,590,448,616
Reserve Class	281,164,270	281,164,270	550,118,652	550,118,652
Resource Class	347,900,466	347,900,466	438,220,116	438,220,116
Corporate Class	17,590,650,977	17,590,650,977	18,985,530,640	18,985,530,640

Issued as reinvestment of dividends:
Institutional Class	1,179,560	1,179,560	692,335	692,335
Private Investment Class	53,397	53,397	45,128	45,128
Personal Investment Class	30,289	30,289	41,597	41,597
Cash Management Class	122,133	122,133	199,968	199,968
Reserve Class	9,165	9,165	21,779	21,779
Resource Class	28,138	28,138	30,503	30,503
Corporate Class	199,623	199,623	281,122	281,122

Reacquired:
Institutional Class	(25,649,577,950)	(25,649,577,950)	(23,851,464,986)	(23,851,464,986)
Private Investment Class	(2,866,674,278)	(2,866,674,278)	(6,344,802,929)	(6,344,802,929)
Personal Investment Class	(1,066,603,715)	(1,066,603,715)	(1,165,573,472)	(1,165,573,472)
Cash Management	(32,974,159,376)	(32,974,159,376)	(38,040,478,238)	(38,040,478,238)
Reserve Class	(200,132,733)	(200,132,733)	(673,594,924)	(673,594,924)
Resource Class	(295,870,840)	(295,870,840)	(455,395,216)	(455,395,216)
Corporate Class	(16,756,465,620)	(16,756,465,620)	(18,839,335,010)	(18,839,335,010)
Net increase in share activity	2,452,249,323	$2,452,249,323	294,924,849	$294,924,849

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	46,220,360,964	$46,220,360,964	50,116,831,608	$50,116,831,608
Private Investment Class	1,502,277,595	1,502,277,595	1,978,700,678	1,978,700,678
Personal Investment Class	139,783,039	139,783,039	101,374,961	101,374,961
Cash Management Class	10,691,710,205	10,691,710,205	11,662,178,713	11,662,178,713
Reserve Class	619,154,214	619,154,214	638,520,807	638,520,807
Resource Class	1,092,349,252	1,092,349,252	1,474,848,113	1,474,848,113
Corporate Class	5,307,227,949	5,307,227,949	8,152,323,225	8,152,323,225

Issued as reinvestment of dividends:
Institutional Class	550,215	550,215	624,554	624,554
Private Investment Class	25,979	25,979	17,647	17,647
Personal Investment Class	99	99	109	109
Cash Management Class	137,001	137,001	125,442	125,442
Reserve Class	36,484	36,484	16,199	16,199
Resource Class	25,432	25,432	31,833	31,833
Corporate Class	67,865	67,865	103,232	103,232

Reacquired:
Institutional Class	(45,553,569,653)	(45,553,569,653)	(52,000,676,992)	(52,000,676,992)
Private Investment Class	(1,525,883,358)	(1,525,883,358)	(2,146,546,858)	(2,146,546,858)
Personal Investment Class	(104,638,227)	(104,638,227)	(102,509,520)	(102,509,520)
Cash Management	(10,730,364,926)	(10,730,364,926)	(12,663,228,221)	(12,663,228,221)
Reserve Class	(594,307,726)	(594,307,726)	(444,623,919)	(444,623,919)
Resource Class	(1,098,937,460)	(1,098,937,460)	(1,596,106,574)	(1,596,106,574)
Corporate Class	(4,976,741,902)	(4,976,741,902)	(8,991,660,867)	(8,991,660,867)
Net increase (decrease) in share activity	989,263,041	$989,263,041	(3,819,655,830)	$(3,819,655,830)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,845,348,294	$3,845,348,294	3,731,626,851	$3,731,626,851
Private Investment Class	191,682,602	191,682,602	253,690,624	253,690,624
Personal Investment Class	14,523,876	14,523,876	10,327,891	10,327,891
Cash Management Class	84,031,947	84,031,947	43,621,575	43,621,575
Reserve Class	816,640	816,640	3,860,999	3,860,999
Resource Class	2,973,005	2,973,005	17,935,727	17,935,727
Corporate Class	80,000,000	80,000,000	50,000,140	50,000,140

Issued as reinvestment of dividends:
Institutional Class	193,790	193,790	147,439	147,439
Private Investment Class	3,966	3,966	4,337	4,337
Cash Management Class	6,954	6,954	10,599	10,599
Reserve Class	347	347	645	645
Resource Class	2,056	2,056	3,478	3,478
Corporate Class	4	4	2,178	2,178

Reacquired:
Institutional Class	(3,532,815,494)	(3,532,815,494)	(3,675,892,090)	(3,675,892,090)
Private Investment Class	(210,098,425)	(210,098,425)	(262,904,394)	(262,904,394)
Personal Investment Class	(12,874,622)	(12,874,622)	(10,583,207)	(10,583,207)
Cash Management	(85,934,360)	(85,934,360)	(49,548,389)	(49,548,389)
Reserve Class	(870,437)	(870,437)	(3,384,191)	(3,384,191)
Resource Class	(9,701,658)	(9,701,658)	(23,103,519)	(23,103,519)
Corporate Class	(80,000,000)	(80,000,000)	(100,834,324)	(100,834,324)
Net increase (decrease) in share activity	287,288,485	$287,288,485	(15,017,631)	$(15,017,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2013(a)		2012
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,566,703,950	$1,566,703,950	1,171,103,042	$1,171,103,042
Private Investment Class	140,182,581	140,182,581	235,527,922	235,527,922
Personal Investment Class	7,300,308	7,300,308	5,675,300	5,675,300
Cash Management Class	181,848,030	181,848,030	338,249,957	338,249,957
Reserve Class	74,098,247	74,098,247	83,892,175	83,892,175
Resource Class	33,461,520	33,461,520	42,838,775	42,838,775
Corporate Class	80,028,574	80,028,574	112,780,460	112,780,460

Issued as reinvestment of dividends:
Institutional Class	73,809	73,809	62,811	62,811
Private Investment Class	30,044	30,044	29,076	29,076
Personal Investment Class	741	741	822	822
Cash Management Class	31,879	31,879	46,142	46,142
Reserve Class	17,444	17,444	14,273	14,273
Resource Class	8,151	8,151	10,887	10,887
Corporate Class	16,263	16,263	20,706	20,706

Reacquired:
Institutional Class	(1,545,909,894)	(1,545,909,894)	(1,177,890,519)	(1,177,890,519)
Private Investment Class	(183,594,500)	(183,594,500)	(238,557,671)	(238,557,671)
Personal Investment Class	(5,266,473)	(5,266,473)	(7,144,084)	(7,144,084)
Cash Management	(150,461,464)	(150,461,464)	(368,149,130)	(368,149,130)
Reserve Class	(66,667,425)	(66,667,425)	(76,832,871)	(76,832,871)
Resource Class	(53,528,708)	(53,528,708)	(39,094,880)	(39,094,880)
Corporate Class	(75,915,191)	(75,915,191)	(113,435,322)	(113,435,322)
Net increase (decrease) in share activity	2,457,886	$2,457,886	(30,852,129)	$(30,852,129)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$68,809	0.25	%(c)	0.37	%(c)	0.01	%(c)
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
STIC Prime Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12	(c)	0.39	(c)	0.07	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Treasury Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09	(c)	0.38	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Government & Agency Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11	(c)	0.34	(c)	0.02	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Government TaxAdvantage Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06	(c)	0.40	(c)	0.03	(c)
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Tax-Free Cash Reserve Portfolio
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10	(c)	0.50	(c)	0.06	(c)
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $96,087, 41,660, 332,316, 142,529, 8,239 and 13,805 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Resource Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Resource Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 25, 2013

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.06	$1,024.15	$1.07	0.21%
STIC Prime Portfolio	1,000.00	1,000.20	0.60	1,024.60	0.61	0.12
Treasury Portfolio	1,000.00	1,000.10	0.31	1,024.90	0.31	0.06
Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.75	0.46	0.09
Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.20	1,025.00	0.20	0.04
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.45	1,024.75	0.46	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2013, through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the

Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, above the Index for the three year period and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first

58 Short-Term Investments Trust

quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Government TaxAdvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was

59 Short-Term Investments Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the rate for the other mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate for the other domestic mutual fund with comparable investment strategies and below the effective advisory fee rate before waivers for an off-shore fund with comparable investment strategies.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least December 31, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government TaxAdvantage Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio

The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

60 Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2013:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.17%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.01%	0.00%
Treasury Portfolio	0.00%	0.00%	49.41%	0.00%
Government & Agency Portfolio	0.00%	0.00%	1.73%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	17.33%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	—	0.00%
Treasury Portfolio	91,161	100%
Government & Agency Portfolio	3,505	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

61                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			117	None
Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			117	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	130	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex because he and his firm currently provide legal services as legal counsel to such Funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	117	ACE Limited (insurance company); Investment Company Institute
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	130	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	117	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	117	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			117	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			117	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	117	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	117	None
Larry Soll — 1942 Trustee	2003	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	117	None
Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	130	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	117	None
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Vice President	1989

Head of Invesco’s World Wide Fixed Income and Cash Management Group; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, Invesco Funds (Chicago), and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-4 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2013	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2013 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2012	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2012 Pursuant to Waiver of Pre-Approval Requirement(1)
Audit Fees	$142,200	N/A	$139,800	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$24,900	0%	$24,600	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$167,100	0%	$164,400	0%

(g) PWC billed the Registrant aggregate non-audit fees of $24,900 for the fiscal year ended 2013, and $24,600 for the fiscal year ended 2012, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Tax fees for the fiscal year end 2013 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end 2012 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2013 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2013 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2012 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2012 Pursuant to Waiver of Pre- Approval Requirement(1)
Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $7,055 for the fiscal year ended 2013, and $0 for the fiscal year ended 2012, for non-audit services rendered to Invesco and Invesco Affiliates.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees of

the Invesco Funds (the “Funds”)

Last Amended May 4, 2010

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

Delegation

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.

All Other Auditor Services

The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.